UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4603

Thrivent Series Fund, Inc.

(Exact name of registrant as specified in charter)

625 Fourth Avenue South Minneapolis, Minnesota 55415 (Address of principal executive offices) (Zip code)

David S. Royal, Secretary 625 Fourth Avenue South Minneapolis, Minnesota 55415 (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 340-4249 Date of fiscal year end: December 31 Date of reporting period: September 29, 2006

Item 1. Schedule of Investments

Thrivent Financial for Lutherans®

Thrivent Series Fund, Inc.

Schedule of Investments

As of September 29, 2006
(unaudited)

Aggressive Allocation Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares		Value	Percentage

Equity Portfolios (91.0%)
1,342,457	Thrivent Partner Small Cap Growth Portfolio	$16,777,360	6.2%
988,720	Thrivent Partner Small Cap Value Portfolio	17,666,153	6.5
1,282,390	Thrivent Small Cap Stock Portfolio	18,647,750	6.8
714,001	Thrivent Mid Cap Growth Portfolio	11,801,218	4.3
1,006,698	Thrivent Partner Mid Cap Value Portfolio	12,333,867	4.5
1,084,110	Thrivent Mid Cap Stock Portfolio	13,668,894	5.0
4,133,659	Thrivent Partner International Stock Portfolio	61,744,461	22.6
3,372,826	Thrivent Large Cap Growth Portfolio	53,313,581	19.5
1,580,414	Thrivent Large Cap Value Portfolio	20,116,147	7.4
2,227,130	Thrivent Large Cap Stock Portfolio	22,230,764	8.1
11,600	Thrivent Real Estate Securities Portfolio	243,592	0.1

	Total Equity Portfolios
	(cost $241,115,955)	248,543,787

Debt Portfolios (7.0%)
1,637,483	Thrivent High Yield Portfolio	8,179,227	3.0
550,338	Thrivent Income Portfolio	5,409,433	2.0
547,907	Thrivent Limited Maturity Bond Portfolio	5,431,621	2.0

	Total Debt Portfolios
	(cost $19,010,450)	19,020,281

Short-Term Investments (2.0%)
5,430,751	Thrivent Money Market Portfolio	5,430,751	2.0

	Total Short-Term Investments
	(cost $5,430,751)	5,430,751

	Total Investments
	(cost $265,557,156)	$272,994,819	100.0

	Other Assets and Liabilities, Net	(11,540)	0.0

	Total Net Assets	$272,983,279	100.0

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$8,063,697
Gross unrealized depreciation	(626,034)

Net unrealized appreciation (depreciation)	$7,437,663
Cost for federal income tax purposes	$265,557,156

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

1

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares		Value	Percentage

Equity Portfolios (78.1%)
2,240,234	Thrivent Partner Small Cap Growth Portfolio	$27,997,328	3.3%
1,646,402	Thrivent Partner Small Cap Value Portfolio	29,417,412	3.5
2,257,293	Thrivent Small Cap Stock Portfolio	32,824,205	3.9
1,468,619	Thrivent Mid Cap Growth Portfolio	24,273,773	2.9
2,065,887	Thrivent Partner Mid Cap Value Portfolio	25,310,829	3.0
2,656,878	Thrivent Mid Cap Stock Portfolio	33,498,986	3.9
8,697,698	Thrivent Partner International Stock Portfolio	129,917,513	15.4
7,794,574	Thrivent Large Cap Growth Portfolio	123,207,267	14.6
8,207,124	Thrivent Large Cap Value Portfolio	104,463,552	12.4
11,004,752	Thrivent Large Cap Stock Portfolio	109,847,234	13.0
898,347	Thrivent Real Estate Securities Portfolio	18,864,301	2.2

	Total Equity Portfolios
	(cost $633,996,061)	659,622,400

Debt Portfolios (18.9%)
10,042,958	Thrivent High Yield Portfolio	50,164,573	5.9
6,850,908	Thrivent Income Portfolio	67,339,630	8.0
4,237,503	Thrivent Limited Maturity Bond Portfolio	42,008,062	5.0

	Total Debt Portfolios
	(cost $159,084,581)	159,512,265

Short-Term Investments (3.0%)
24,984,827	Thrivent Money Market Portfolio	24,984,827	3.0

	Total Short-Term Investments
	(cost $24,984,827)	24,984,827

	Total Investments
	(cost $818,065,469)	$844,119,492	100.0

	Other Assets and Liabilities, Net	(29,890)	0.0

	Total Net Assets	$844,089,602	100.0

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$26,764,960
Gross unrealized depreciation	(710,937)

Net unrealized appreciation (depreciation)	$26,054,023
Cost for federal income tax purposes	$818,065,469

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

2

Moderate Allocation Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares		Value	Percentage

Equity Portfolios (61.4%)
4,852,443	Thrivent Small Cap Stock Portfolio	$70,561,320	6.8%
4,898,448	Thrivent Mid Cap Stock Portfolio	61,761,596	6.0
7,828,146	Thrivent Partner International Stock Portfolio	116,929,014	11.3
8,275,953	Thrivent Large Cap Growth Portfolio	130,816,338	12.7
7,558,016	Thrivent Large Cap Value Portfolio	96,201,456	9.3
12,436,153	Thrivent Large Cap Stock Portfolio	124,135,193	12.0
1,643,545	Thrivent Real Estate Securities Portfolio	34,512,642	3.3

	Total Equity Portfolios
	(cost $606,307,742)	634,917,559

Debt Portfolios (31.7%)
12,306,499	Thrivent High Yield Portfolio	61,470,963	6.0
14,585,266	Thrivent Income Portfolio	143,362,951	13.9
12,339,657	Thrivent Limited Maturity Bond Portfolio	122,327,959	11.8

	Total Debt Portfolios
	(cost $326,623,845)	327,161,873

Short-Term Investments (6.9%)
71,009,019	Thrivent Money Market Portfolio	71,009,019	6.9

	Total Short-Term Investments
	(cost $71,009,019)	71,009,019

	Total Investments
	(cost $1,003,940,606)	$1,033,088,451	100.0

	Other Assets and Liabilities, Net	(60,927)	0.0

	Total Net Assets	$1,033,027,524	100.0

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$29,746,064
Gross unrealized depreciation	(598,219)

Net unrealized appreciation (depreciation)	$29,147,845
Cost for federal income tax purposes	$1,003,940,606

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

3

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares		Value	Percentage

Equity Portfolios (43.6%)
980,681	Thrivent Small Cap Stock Portfolio	14,260,468	3.9
1,146,397	Thrivent Mid Cap Stock Portfolio	14,454,231	4.0
1,760,255	Thrivent Partner International Stock Portfolio	26,292,929	7.3
2,231,424	Thrivent Large Cap Growth Portfolio	35,271,668	9.7
2,070,169	Thrivent Large Cap Value Portfolio	26,349,942	7.3
2,917,364	Thrivent Large Cap Stock Portfolio	29,120,544	8.1
574,701	Thrivent Real Estate Securities Portfolio	12,068,093	3.3

	Total Equity Portfolios
	(cost $149,588,014)	157,817,875

Debt Portfolios (46.5%)
3,533,644	Thrivent High Yield Portfolio	17,650,550	4.9
4,807,202	Thrivent Income Portfolio	47,251,430	13.0
10,442,172	Thrivent Limited Maturity Bond Portfolio	103,517,428	28.6

	Total Debt Portfolios
	(cost $168,429,720)	168,419,408

Short-Term Investments (9.9%)
35,743,153	Thrivent Money Market Portfolio	35,743,153	9.9

	Total Short-Term Investments
	(cost $35,743,153)	35,743,153

	Total Investments
	(cost $353,760,887)	$361,980,436	100.0

	Other Assets and Liabilities, Net	(46,334)	0.0

	Total Net Assets	$361,934,102	100.0

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$8,296,885
Gross unrealized depreciation	(77,336)

Net unrealized appreciation (depreciation)	$8,219,549
Cost for federal income tax purposes	$353,760,887

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

4

Technology Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (96.4%)	Value	Shares	Common Stock (96.4%)	Value

Consumer Discretionary (3.8%)			4,300	Medtronic, Inc.	$199,692
2,300	Best Buy Company, Inc.	$123,188	1,300	Millipore Corporation #*	79,690
2,100	Children’s Place Retail Stores, Inc. #*	134,463	2,900	Novartis AG ADR	169,476
5,800	Coldwater Creek, Inc. #	166,808	14,500	NuVasive, Inc. #*	291,595
2,400	E.W. Scripps Company *	115,032	900	Quest Diagnostics, Inc.	55,044
1,300	Harley-Davidson, Inc. *	81,575	4,100	Sanofi-Aventis ADR	182,327
1,400	Kohl’s Corporation #	90,888	4,900	St. Jude Medical, Inc. #	172,921
2,600	McGraw-Hill Companies, Inc.	150,878	1,100	UnitedHealth Group, Inc.	54,120
2,600	Penn National Gaming, Inc. #	94,952	11,300	Vertex Pharmaceuticals, Inc. #*	380,245
3,800	Royal Caribbean Cruises, Ltd.	147,478	700	WellPoint, Inc. #	53,935

4,200	Scientific Games Corporation #*	133,560		Total Health Care	4,663,629

6,100	Shuffle Master, Inc. #*	164,761
3,800	Staples, Inc.	92,454	Industrials (5.8%)
2,000	Starwood Hotels & Resorts		4,800	American Commercial
	Worldwide, Inc.	114,380		Lines, Inc. #*	285,360
1,800	Target Corporation	99,450	6,600	American Reprographics
4,200	Viacom, Inc. #	156,156		Company #	211,596
5,100	Walt Disney Company	157,641	3,000	American Standard

	Total Consumer			Companies, Inc.	125,910
	Discretionary	2,023,664	2,400	Burlington Northern Santa Fe

				Corporation	176,256
Consumer Staples (0.4%)			1,100	Emerson Electric Company	92,246
3,600	CVS Corporation	115,632	2,400	GATX Corporation	99,288
1,800	Wal-Mart Stores, Inc.	88,776	5,500	Gol Linhas Aereas Inteligentes

	Total Consumer Staples	204,408		SA ADR *	188,925

			12,900	Hub Group, Inc. #*	293,862
Health Care (8.9%)			5,300	Interline Brands, Inc. #*	130,804
8,000	Abbott Laboratories	388,480	5,100	Kirby Corporation #	159,783
3,400	Advanced Medical Optics, Inc. #*	134,470	11,100	Labor Ready, Inc. #	176,823
1,300	Aetna, Inc.	51,415	5,500	Laidlaw International, Inc.	150,315
1,200	AmerisourceBergen Corporation	54,240	3,700	MSC Industrial Direct Company,Inc.	150,738
4,400	Amgen, Inc. #	314,732	1,600	Rockwell Collins, Inc. *	87,744
10,700	Aspect Medical Systems, Inc. #*	182,649	8,500	Roper Industries, Inc.	380,290
900	Caremark Rx, Inc. *	51,003	3,800	URS Corporation #	147,782
500	CIGNA Corporation	58,160	5,600	Waste Management, Inc.	205,408

10,600	Conor Medsystems, Inc. #*	249,842		Total Industrials	3,063,130

800	Covance, Inc. #	53,104
12,600	Cubist Pharmaceuticals, Inc. #*	273,924	Information Technology (73.3%)
4,000	Cytyc Corporation #	97,920	21,900	Accenture, Ltd. *	694,449
20,900	Dexcom, Inc. #*	232,617	40,292	Adobe Systems, Inc. #	1,508,935
700	Express Scripts, Inc. #*	52,843	18,700	ADTRAN, Inc.	445,808
1,000	Fisher Scientific International, Inc. #	78,240	17,500	Agilent Technologies, Inc. #	572,075
3,400	Gilead Sciences, Inc. #	233,580	49,700	Alcatel SA ADR *	605,346
2,000	IMS Health, Inc.	53,280	26,600	Apple Computer, Inc. #	2,048,998
30,200	Keryx BioPharmaceuticals, Inc. #*	357,266	118,800	Applied Materials, Inc.	2,106,324
1,000	McKesson Corporation	52,720	25,200	aQuantive, Inc. #*	595,224
900	Medco Health Solutions, Inc. #	54,099	22,600	Autodesk, Inc. #	786,028

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

5

Technology Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (96.4%)	Value	Shares	Common Stock (96.4%)	Value

Information Technology — continued			35,000	Red Hat, Inc. #*	$737,800
8,000	Automatic Data Processing, Inc.	$378,720	1	Taiwan Semiconductor
14,600	Avocent Corporation #*	439,752		Manufacturing Company, Ltd. ADR	8
77,300	BEA Systems, Inc. #	1,174,960	47,100	Tellabs, Inc. #	516,216
105,100	Cisco Systems, Inc. #	2,417,300	68,900	Texas Instruments, Inc. *	2,290,925
25,500	Citrix Systems, Inc. #	923,355	99,500	TIBCO Software, Inc. #	893,510
53,900	ECI Telecom, Ltd. #	444,675	53,500	Wind River Systems, Inc. #	572,985
122,300	EMC Corporation #	1,465,154	67,500	Yahoo!, Inc. #	1,706,400

5,600	Google, Inc. #	2,250,640		Total Information
31,950	Hyperion Solutions			Technology	38,586,331

	Corporation #*	1,101,636
53,500	Informatica Corporation #*	727,065	Telecommunications Services (4.2%)
102,100	Integrated Device		12,900	America Movil SA de CV ADR	507,873
	Technology, Inc. #	1,639,726	18,300	AT&T, Inc. *	595,848
109,400	Intel Corporation*	2,250,358	18,900	Verizon Communications, Inc.	701,757
42,000	Motorola, Inc.	1,050,000	29,500	Windstream Corporation *	389,105

31,600	Network Appliance, Inc. #	1,169,516		Total Telecommunications
55,600	Nokia Oyj ADR	1,094,764		Services	2,194,583

81,800	Novell, Inc. #*	500,616

62,800	Nuance Communications, Inc. #	513,076		Total Common Stock
36,800	NVIDIA Corporation #	1,088,912		(cost $44,898,067)	50,735,745

51,100	Powerwave Technologies, Inc. #	388,360
40,900	QUALCOMM, Inc.	1,486,715

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (19.5%)	Rate (+)	Date	Value

10,289,075	Thrivent Financial Securities Lending Trust	5.320%	N/A	$10,289,075

	Total Collateral Held for Securities Loaned
	(cost $10,289,075)			10,289,075

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

6

Technology Portfolio
Schedule of Investments as of September 29, 2006 (unaudited)
		Interest	Maturity
Shares	Short-Term Investments (0.6%)	Rate (+)	Date	Value

307,645	Thrivent Money Market Portfolio	5.070%	N/A	$307,645

	Total Short-Term Investments (at amortized cost)			307,645

	Total Investments (cost $55,494,787) 116.5%			$61,332,465

	Other Assets and Liabilities, Net (16.5%)			(8,681,364)

	Total Net Assets 100.0%			$52,651,101

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$6,272,302
Gross unrealized depreciation	(434,624)

Net unrealized appreciation (depreciation)	$5,837,678
Cost for federal income tax purposes	$55,494,787

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

7

Partner Small Cap Growth Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (95.2%)	Value	Shares	Common Stock (95.2%)	Value

Consumer Discretionary (9.7%)			Financials (9.4%)
33,730	Casual Male Retail Group, Inc. #*	$463,113	10,220	Argonaut Group, Inc. #*	$317,127
5,630	Children’s Place Retail Stores, Inc. #	360,489	42,973	Cohen & Steers, Inc. *	1,390,606

7,500	Crocs, Inc. #*	254,625	5,190	Corporate Office Properties Trust *	232,304
3,160	Ctrip.com International, Ltd. ADR *	142,042	11,780	Digital Realty Trust, Inc. *Ω	368,950
10,280	Guess ?, Inc. #*	498,888	6,420	East West Bancorp, Inc. *	254,296
9,330	Gymboree Corporation #*	393,539	33,652	Financial Federal Corporation *	901,874
23,370	Iconix Brand Group, Inc. #*	376,257	4,880	Greater Bay Bancorp *	137,665
15,020	Jackson Hewitt Tax Service, Inc. *	450,750	5,840	Greenhill & Company, Inc. *	391,397
10,550	Life Time Fitness, Inc. #*	488,360	14,990	Hanmi Financial Corporation *	293,804
15,380	McCormick & Schmick’s Seafood		71,381	Highland Hospitality Corporation *	1,022,890
	Restaurants, Inc. #	345,896	4,120	Home Properties, Inc.	235,499
4,660	Nutri/System, Inc. #*	290,271	6,750	Investment Technology
3,510	Pantry, Inc. #	198,379		Group, Inc. #	302,062
8,820	Pinnacle Entertainment, Inc. #	248,018	8,330	optionsXpress Holdings, Inc. *	232,240
7,500	Priceline.com, Inc. #	275,925	11,220	Penson Worldwide, Inc. #	201,399
6,460	Red Robin Gourmet Burgers, Inc. #*	297,871	3,940	PrivateBancorp, Inc. *	180,137
44,262	Shuffle Master, Inc. #*	1,195,517	11,800	Sunstone Hotel Investors, Inc. *	350,696
4,280	Strayer Education, Inc. *	463,139	53,444	Texas Capital Bancshares, Inc. #*	1,000,472
24,875	Tractor Supply Company #*	1,200,468	9,620	United Community Banks, Inc. *	289,081
12,590	Under Armour, Inc. #*	503,852	19,824	Wintrust Financial Corporation *	994,174

12,880	VistaPrint, Ltd. #*	334,107		Total Financials	9,096,673

17,770	WMS Industries, Inc. #*	519,062

	Total Consumer		Health Care (20.7%)
	Discretionary	9,300,568	6,340	Adams Respiratory

				Therapeutics, Inc. #	231,981
Consumer Staples (1.2%)			9,240	Alexion Pharmaceuticals, Inc. #*	313,975
7,200	Central Garden & Pet Company #* 347,472		97,802	American Medical Systems
2,990	Ralcorp Holdings, Inc. #	144,208		Holdings, Inc. #*	1,802,491
11,330	United Natural Foods, Inc. #*	351,117	11,470	AMN Healthcare Services, Inc. #*	272,412
17,960	Wild Oats Markets, Inc. #*	290,413	20,440	Array Biopharma, Inc. #*	174,149

	Total Consumer Staples	1,133,210	57,828	Cambrex Corporation *	1,197,618

			6,200	Conor Medsystems, Inc. #*	146,134
Energy (7.0%)			9,310	Cubist Pharmaceuticals, Inc. #*	202,399
6,780	Arena Resources, Inc. #*	217,774	9,710	Haemonetics Corporation #*	454,428
11,110	Basic Energy Services, Inc. #	271,084	27,593	HealthExtras, Inc. #*	781,158
8,600	Berry Petroleum Company *	242,176	7,000	Healthways, Inc. #*	312,200
5,190	Core Laboratories NV #	331,122	9,720	Hologic, Inc. #*	423,014
2,920	Crosstex Energy, Inc. *	261,544	3,320	ICON plc #	234,326
28,144	Dril-Quip, Inc. #*	1,904,786	43,368	Illumina, Inc. #*	1,432,879
11,800	Hornbeck Offshore Services, Inc. #*	395,300	32,487	Integra LifeSciences Holdings
13,861	Hydril Company #*	777,048		Corporation #*	1,217,613
22,864	Oil States International, Inc. #*	628,760	44,403	Inverness Medical
21,530	Parallel Petroleum Corporation #*	431,892		Innovations, Inc. #*	1,543,448
3,760	Penn Virginia Corporation *	238,422	28,430	Kensey Nash Corporation #*	832,146
38,658	Superior Energy Services, Inc. #	1,015,159	14,670	K-V Pharmaceutical Company #*	347,679

	Total Energy	6,715,067	6,020	Kyphon, Inc. #	225,268

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

8

Partner Small Cap Growth Portflolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (95.2%)	Value	Shares	Common Stock (95.2%)	Value

Health Care — continued			Information Technology (29.3%)
48,513	Mentor Corporation *	$2,444,569	39,410	24/7 Real Media, Inc. #*	$336,561
15,440	Myogen, Inc. #*	541,635	5,550	Advent Software, Inc. #*	200,966
13,610	New River Pharmaceuticals, Inc. #*	350,185	113,653	Aeroflex, Inc. #*	1,168,353
12,640	NuVasive, Inc. #*	254,190	10,420	Altiris, Inc. #	219,758
17,400	Nuvelo, Inc. #*	317,376	34,000	Anadigics, Inc. #*	243,440
14,200	PAREXEL International		25,460	aQuantive, Inc. #*	601,365
	Corporation #	469,878	40,797	Avocent Corporation #*	1,228,806
51,928	PSS World Medical, Inc. #	1,038,041	18,110	Benchmark Electronics, Inc. #*	486,797
23,880	Psychiatric Solutions, Inc. #*	814,069	16,590	Blackbaud, Inc. *	364,814
11,080	Sunrise Senior Living, Inc. #*	330,960	8,870	Blackboard, Inc. #*	235,055
3,850	Ventana Medical Systems, Inc. #	157,196	18,350	Brightpoint, Inc. #*	260,937
8,140	Wellcare Health Plans, Inc. #*	460,968	41,953	Coherent, Inc. #*	1,454,091
14,970	West Pharmaceutical Services, Inc. *	587,872	33,340	Comtech Group, Inc. #*	499,100

	Total Health Care	19,912,257	11,720	Cymer, Inc. #*	514,625

			82,469	Digital Insight Corporation #*	2,417,991
Industrials (14.6%)			12,180	Digital River, Inc. #	622,642
58,949	A.S.V., Inc. #*	878,930	9,160	Diodes, Inc. #*	395,437
43,580	AAR Corporation #*±	1,038,947	31,190	EMCORE Corporation #*	184,645
10,330	Acuity Brands, Inc. *	468,982	7,320	Equinix, Inc. #*	439,932
14,150	Administaff, Inc. *	476,855	78,480	Finisar Corporation #*	284,882
9,010	American Commercial Lines, Inc. #*	535,644	10,270	FormFactor, Inc. #*	432,675
12,070	Barnes Group, Inc. *	211,949	22,220	Foundry Networks, Inc. #	292,193
4,970	Bucyrus International, Inc. *	210,827	65,969	Global Imaging Systems, Inc. #*	1,455,936
15,920	Cenveo, Inc. #*	299,614	10,390	Heartland Payment Systems, Inc. *	270,140
26,570	CRA International, Inc. #*	1,266,326	27,752	Hyperion Solutions Corporation #*	956,889
6,540	Energy Conversion Devices, Inc. #*	242,242	26,547	Informatica Corporation #*	360,774
28,959	Forward Air Corporation *	958,253	53,005	Intermec, Inc. #*	1,397,212
46,744	Gardner Denver, Inc. #*	1,546,292	9,570	Itron, Inc. #*	534,006
10,390	General Cable Corporation #*	397,002	11,970	Kanbay International, Inc. #*	246,103
1,680	Genlyte Group, Inc. #	119,616	7,150	MICROS Systems, Inc. #	349,778
4,130	Granite Construction, Inc.	220,336	6,090	MoneyGram International, Inc. *	176,975
13,640	Hub Group, Inc. #	310,719	11,030	Nice Systems, Ltd. #	305,200
13,458	ICT Group, Inc. #*	423,523	31,760	Opsware, Inc. #*	286,158
15,587	IDEX Corporation	671,020	25,322	Par Technology Corporation #*	229,671
15,120	Infrasource Services, Inc. #	265,356	12,270	Polycom, Inc. #	300,983
17,364	Kennametal, Inc.	983,671	7,960	Quality Systems, Inc. *	308,768
3,710	Knoll, Inc.	74,942	22,220	Riverbed Technology, Inc. #*	433,290
6,350	Ladish Company, Inc. #*	183,388	19,807	Rogers Corporation #*	1,223,082
5,790	Saia, Inc. #	188,754	5,980	Silicon Laboratories, Inc. #*	185,500
37,792	Shaw Group, Inc. #*	893,403	16,170	Sohu.com, Inc. #*	356,063
12,960	SkyWest, Inc.	317,779	60,440	Sonus Networks, Inc. #*	317,914
7,070	Valmont Industries, Inc.	369,408	16,440	Tessera Technologies, Inc. #*	571,783
5,170	Washington Group		12,410	THQ, Inc. #*	362,000
	International, Inc. #*	304,306	38,840	TIBCO Software, Inc. #*	348,783
6,610	Waste Connections, Inc. #*	250,585	4,920	Transaction Systems

	Total Industrials	14,108,669		Architects, Inc. #	168,854

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

9

Partner Small Cap Growth Portflolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (95.2%)	Value	Shares	Common Stock (95.2%)	Value

Information Technology — continued			Telecommunications Services (1.7%)
23,378	Trimble Navigation, Ltd. #	$1,100,636	23,930	Cogent Communications
110,416	ValueClick, Inc. #*	2,047,113		Group, Inc. #*	$277,349
14,510	Varian Semiconductor Equipment		20,600	NeuStar, Inc. #	571,650
	Associates, Inc. #*	532,517	10,250	SBA Communications
12,480	WebEx Communications, Inc. #*	486,970		Corporation #*	249,382

	Total Information		30,340	Time Warner Telecom, Inc. #*	576,763

	Technology	28,198,163

				Total Telecommunications
				Services	1,675,144

Materials (1.6%)

9,180	H.B. Fuller Company	215,179		Total Common Stock
19,810	Hercules, Inc. #	312,404		(cost $85,921,402)	91,655,143

4,570	Oregon Steel Mills, Inc. #*	223,336
16,100	Pan American Silver
	Corporation #*	314,594
8,590	Rockwood Holdings, Inc. #	171,628
4,980	RTI International Metals, Inc. #*	217,028
1,630	Silgan Holdings, Inc.	61,223

	Total Materials	1,515,392

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

10

Partner Small Cap Growth Portflolio

Schedule of Investments as of September 29, 2006 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (25.8%)	Rate (+)	Date	Value

24,831,610	Thrivent Financial Securities Lending Trust	5.320%	N/A	$24,831,610

	Total Collateral Held for Securities Loaned
	(cost $24,831,610)			24,831,610

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (6.1%)	Rate (+)	Date	Value

$2,305,000	CAFCO, LLC	5.370%	10/2/2006	$2,304,312
3,597,350	Thrivent Money Market Portfolio	5.070	N/A	3,597,350

	Total Short-Term Investments (at amortized cost)			5,901,662

	Total Investments (cost $116,654,674) 127.1%			$122,388,415

	Other Assets and Liabilities, Net (27.1%)			(26,067,689)

	Total Net Assets 100.0%			$96,320,726

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Ω Denotes investments purchased on a when-issued basis.

± Designated as cover for long settling trades.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$9,098,021
Gross unrealized depreciation	(3,364,280)

Net unrealized appreciation (depreciation)	$5,733,741
Cost for federal income tax purposes	$116,654,674

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

11

Partner Small Cap Value Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (95.1%)	Value	Shares	Common Stock (95.1%)	Value

Consumer Discretionary (12.4%)			40,000	Todco #	$1,384,000
64,700	Aaron Rents, Inc.	$1,486,806	31,000	W-H Energy Services, Inc. #*	1,285,570
29,900	Building Materials Holding		47,500	Whiting Petroleum Corporation #*	1,904,750

	Corporation *	777,998		Total Energy	10,427,324

30,000	Cavco Industries, Inc. #	945,300
32,000	CSS Industries, Inc. *	951,040	Financials (21.9%)
45,000	Cutter & Buck, Inc.	435,150	33,000	Allied Capital Corporation *	996,930
60,500	Dixie Group, Inc. #*	902,660	8,300	American Capital Strategies, Ltd. *	327,601
44,000	Fred’s, Inc.	555,280	27,500	Boston Private Financial
64,500	Fuel Systems Solutions, Inc. #*	820,440		Holdings, Inc. *	766,700
51,000	Hancock Fabrics, Inc. #*	146,370	38,700	Bristol West Holdings, Inc. *	563,085
84,000	Haverty Furniture		39,600	East West Bancorp, Inc. *	1,568,556
	Companies, Inc. *	1,339,800	55,900	First Financial Fund, Inc.	965,401
49,000	Journal Register Company *	277,830	51,800	First Republic Bank *	2,204,608
13,700	M/I Homes, Inc. *	484,295	68,500	Glenborough Realty Trust, Inc. *	1,762,505
27,900	Matthews International		29,400	Hercules Technology Growth
	Corporation *	1,026,999		Capital, Inc.	377,202
19,900	Orient Express Hotels, Ltd. *	743,862	6,800	Home Bancshares, Inc.	150,144
40,000	RARE Hospitality		12,000	iShares Russell 2000 Value *	884,400
	International, Inc. #	1,222,400	9,500	Kilroy Realty Corporation	715,730
26,000	Ruby Tuesday, Inc. *	732,940	22,000	Kite Realty Group Trust *	374,880
48,400	Saga Communications, Inc. #	374,616	35,000	LaSalle Hotel Properties *	1,516,900
46,000	Shiloh Industries, Inc. #*	620,080	2,800	Markel Corporation #*	1,149,848
36,500	Stanley Furniture Company, Inc. *	777,815	22,000	Max Re Capital, Ltd.	505,120
38,000	Steak n Shake Company #*	641,820	30,000	Midland Company *	1,299,600
90,300	Stein Mart, Inc.	1,373,463	38,700	National Health Realty, Inc. *	770,517
31,000	WCI Communities, Inc. #*	540,640	54,000	Net Bank, Inc. *	326,700
35,500	Winnebago Industries, Inc. *	1,113,990	38,500	Ohio Casualty Corporation	995,995

	Total Consumer		13,100	Piper Jaffray Companies #	794,122
	Discretionary	18,291,594	22,000	Potlatch Corporation *	816,200

			51,000	ProAssurance Corporation #	2,513,280
Consumer Staples (1.6%)			39,000	Sandy Spring Bancorp, Inc.	1,379,040
129,000	Alliance One International, Inc. *	528,900	38,000	Seabright Insurance Holdings #	530,860
30,500	Casey’s General Stores, Inc. *	679,235	45,000	Strategic Hotel Capital, Inc. *	894,600
37,000	Nash Finch Company *	870,610	31,000	SVB Financial Group #*	1,383,840
17,000	Wild Oats Markets, Inc. #*	274,890	68,000	Texas Regional Bancshares, Inc. *	2,614,600

	Total Consumer Staples	2,353,635	30,000	Trammell Crow Company #*	1,095,300

			31,000	Washington Real Estate
Energy (7.0%)				Investment Trust *	1,233,800
18,600	Atwood Oceanics, Inc. #	836,442	18,500	Wintrust Financial Corporation *	927,775

12,000	Cimarex Energy Company *	422,280		Total Financials	32,405,839

41,600	Forest Oil Corporation #*	1,314,144
18,000	Lone Star Technologies, Inc. #	870,840	Health Care (5.7%)
65,000	Mariner Energy, Inc. #*	1,194,050	10,500	Analogic Corporation	538,860
50,300	TETRA Technologies, Inc. #*	1,215,248	14,200	Arrow International, Inc.	451,702

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

12

Partner Small Cap Value Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (95.1%)	Value	Shares	Common Stock (95.1%)	Value

Health Care — continued			Information Technology (8.0%)
58,000	Capital Senior Living		27,000	ATMI, Inc. #*	$784,890
	Corporation #*	$536,500	118,000	Brooks Automation, Inc. #*	1,539,900
65,000	Diversa Corporation #*	521,300	65,000	Catapult Communications
53,500	Myriad Genetics, Inc. #*	1,318,775		Corporation #*	543,400
21,000	National Healthcare Corporation *	1,128,330	87,000	Entegris, Inc. #*	949,170
59,200	Owens & Minor, Inc.	1,947,088	183,000	Lattice Semiconductor
31,100	Pharmion Corporation #*	670,205		Corporation #*	1,248,060
33,200	West Pharmaceutical Services, Inc. *	1,303,764	10,200	Littelfuse, Inc. #*	353,940

	Total Health Care	8,416,524	170,000	LookSmart, Ltd. #*	499,800

			56,000	Methode Electronics, Inc.	532,560
Industrials (22.4%)			115,000	MPS Group, Inc. #*	1,737,650
53,000	Accuride Corporation #*	583,530	50,400	Progress Software Corporation #	1,310,400
17,600	Ameron International Corporation	1,169,344	180,000	S1 Corporation #*	829,800
45,500	Belden CDT, Inc. *	1,739,465	41,800	SPSS, Inc. #	1,042,074
45,000	Builders Firstsource, Inc. #*	685,350	42,000	StarTek, Inc. *	523,740

53,000	C&D Technologies, Inc. *	376,300		Total Information
38,000	Circor International, Inc. *	1,160,900		Technology	11,895,384

40,600	Dollar Thrifty Automotive
	Group, Inc. #*	1,809,542	Materials (10.0%)
20,000	EDO Corporation *	457,600	40,000	Airgas, Inc.	1,446,800
54,000	Electro Rent Corporation #	918,540	29,000	AptarGroup, Inc.	1,475,520
22,500	ElkCorp *	610,875	44,000	Arch Chemicals, Inc. *	1,251,800
28,000	Franklin Electric Company, Inc.	1,487,920	16,900	Carpenter Technology
50,300	FTI Consulting, Inc. #*	1,260,518		Corporation *	1,816,919
34,300	G & K Services, Inc. *	1,249,549	16,500	Chesapeake Corporation *	236,115
63,800	Genesee & Wyoming, Inc. #*	1,481,436	10,600	Deltic Timber Corporation	505,196
20,800	Genlyte Group, Inc. #	1,480,960	20,500	Florida Rock Industries, Inc. *	793,555
30,158	GSI Group, Inc. #	282,717	58,000	Gibraltar Industries, Inc. *	1,286,440
75,000	Hub Group, Inc. #	1,708,500	32,300	Innospec, Inc. *	959,310
31,200	IDEX Corporation	1,343,160	16,100	MacDermid, Inc.	525,182
57,000	Insituform Technologies, Inc. #*	1,383,960	42,500	Metal Management, Inc.	1,183,200
61,000	JLG Industries, Inc. *	1,208,410	12,500	Minerals Technologies, Inc. *	667,500
58,000	Kirby Corporation #*	1,817,140	61,000	Myers Industries, Inc.	1,037,000
36,000	LSI Industries, Inc.	585,000	85,000	Stillwater Mining Company #*	714,000
28,000	Macquarie Infrastructure		61,000	Wausau-Mosinee Paper
	Company Trust	873,040		Corporation *	823,500

52,500	McGrath Rentcorp	1,344,000		Total Materials	14,722,037

36,500	Nordson Corporation	1,454,890
69,000	Synagro Technologies, Inc. *	291,180	Telecommunications Services (0.6%)
95,000	Vitran Corporation, Inc. #	1,757,500	103,200	Premiere Global Services, Inc. #*	895,776

28,100	Waste Connections, Inc. #	1,065,271		Total Telecommunications
44,500	Woodward Governor Company	1,492,530		Services	895,776

	Total Industrials	33,079,127

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

13

Partner Small Cap Value Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (95.1%)	Value

Utilities (5.5%)
35,500	Black Hills Corporation *	$1,193,155
66,700	Cleco Corporation *	1,683,508
48,200	El Paso Electric Company #	1,076,788
51,000	Southwest Gas Corporation	1,699,320
39,500	UniSource Energy Corporation *	1,316,535
41,000	Vectren Corporation	1,100,850

	Total Utilities	8,070,156

	Total Common Stock
	(cost $123,917,250)	140,557,396

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (25.8%)	Rate (+)	Date	Value

38,113,283	Thrivent Financial Securities Lending Trust	5.320%	N/A	$38,113,283

	Total Collateral Held for Securities Loaned
	(cost $38,113,283)			38,113,283

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (5.5%)	Rate (+)	Date	Value

$2,255,000	CAFCO, LLC	5.370%	10/2/2006	$2,254,327
5,899,089	Thrivent Money Market Portfolio	5.070	N/A	5,899,089

	Total Short-Term Investments (at amortized cost)			8,153,416

	Total Investments (cost $170,183,949) 126.4%			$186,824,095

	Other Assets and Liabilities, Net (26.4%)			(38,984,494)

	Total Net Assets 100.0%			$147,839,601

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$23,151,767
Gross unrealized depreciation	(6,511,621)

Net unrealized appreciation (depreciation)	$16,640,146
Cost for federal income tax purposes	$170,183,949

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

14

Small Cap Stock Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (92.1%)	Value	Shares	Common Stock (92.1%)	Value

Consumer Discretionary (11.7%)			Energy (4.7%)
32,100	AnnTaylor Stores Corporation #	$1,343,706	25,400	Cimarex Energy Company *	$893,826
26,700	Autoliv, Inc.	1,471,437	53,700	Denbury Resources, Inc. #*	1,551,930
24,200	Children’s Place Retail		29,400	Energy Transfer Partners, LP *	1,362,102
	Stores, Inc. #*	1,549,526	50,800	Frontier Oil Corporation є	1,350,264
46,300	Coldwater Creek, Inc. #*	1,331,588	78,100	Global Industries, Ltd. #*	1,215,236
33,500	Desarrolladora Homex ADR #*	1,264,960	77,100	Key Energy Services, Inc. #	1,048,560
38,800	DreamWorks Animation		21,700	Lufkin Industries, Inc.	1,148,364
	SKG, Inc. #*	966,508	28,400	Oil States International, Inc. #	781,000
39,300	DSW, Inc. #*	1,237,950	17,800	Overseas Shipholding Group, Inc. *	1,099,506
33,000	GameStop Corporation #*	1,527,240	18,300	Peabody Energy Corporation	673,074
48,700	Genesco, Inc. #*	1,678,689	8,200	Penn Virginia Corporation *	519,962
63,700	Gentex Corporation *	905,177	50,900	Petrohawk Energy Corporation #*	528,342
65,026	Golf Galaxy, Inc. #*	845,338	16,400	Petroleum Development
101,300	Imax Corporation #*	495,357		Corporation #*	654,196
109,900	Interface, Inc. #	1,415,512	46,850	Range Resources Corporation	1,182,494
46,425	Joseph A. Bank Clothiers, Inc. #*	1,390,893	58,000	Superior Energy Services, Inc. #	1,523,080
21,800	Laureate Education, Inc. #	1,043,348	25,800	Teekay Shipping Corporation *	1,060,638
33,800	Life Time Fitness, Inc. #*	1,564,602	22,100	Todco #*	764,660
30,400	Meredith Corporation	1,499,632	28,200	World Fuel Services Corporation *	1,140,690

35,500	Modine Manufacturing Company *	863,715		Total Energy	18,497,924

29,800	Nordstrom, Inc. *	1,260,540
60,400	Penn National Gaming, Inc. #*	2,205,808	Financials (19.3%)
51,800	Pool Corporation *	1,994,300	33,150	Affiliated Managers Group, Inc. #*	3,318,646
87,400	Quiksilver, Inc. #*	1,061,910	17,000	Alabama National BanCorporation	1,160,250
38,100	R.H. Donnelley Corporation #*	2,015,490	22,900	Alexandria Real Estate
41,600	Red Robin Gourmet			Equities, Inc. *	2,148,020
	Burgers, Inc. #*	1,918,176	15,100	Apartment Investment &
70,300	Scientific Games Corporation #*	2,235,540		Management Company *	821,591
58,425	Shuffle Master, Inc. #*	1,578,059	59,550	Argonaut Group, Inc. #	1,847,836
92,400	Sonic Corporation #	2,089,164	98,600	Ashford Hospitality Trust *	1,176,298
43,100	Steiner Leisure, Ltd. #	1,812,355	93,000	Assured Guaranty, Ltd.	2,411,490
145,900	Texas Roadhouse, Inc. #*	1,791,652	79,050	BioMed Realty Trust, Inc.	2,398,377
27,800	Tractor Supply Company #*	1,341,628	41,018	BOK Financial Corporation	2,157,547
86,500	Wolverine World Wide, Inc.	2,448,815	112,000	Cardinal Financial Corporation *	1,227,520

	Total Consumer		62,400	Center Financial Corporation *	1,483,872
	Discretionary	46,148,615	45,000	Cullen/Frost Bankers, Inc. *	2,601,900

			28,800	Delphi Financial Group, Inc.	1,148,544
Consumer Staples (2.3%)			75,100	Dollar Financial Corporation #	1,638,682
117,200	Casey’s General Stores, Inc.	2,610,044	41,000	EastGroup Properties, Inc. *	2,044,260
40,200	Central Garden & Pet Company #*	1,940,052	35,900	Endurance Specialty
26,900	Dean Foods Company #*	1,130,338		Holdings, Ltd.	1,265,834
52,500	Elizabeth Arden, Inc. #*	848,400	68,400	FelCor Lodging Trust, Inc. *	1,371,420
42,500	Performance Food Group		28,700	First Community Bancorp, Inc.	1,605,765
	Company #*	1,193,825	38,200	Greenhill & Company, Inc. *	2,560,164
57,850	Reddy Ice Holdings, Inc.	1,399,970	117,550	HCC Insurance Holdings, Inc. *	3,865,044

	Total Consumer Staples	9,122,629	37,000	Home Properties, Inc.	2,114,920

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

15

Small Cap Stock Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (92.1%)	Value	Shares	Common Stock (92.1%)	Value

Financials — continued			9,800	Intuitive Surgical, Inc. #*	$1,033,410
35,100	iShares Russell Microcap		56,800	inVentiv Health, Inc. #	1,819,304
	Index Fund *	$1,876,095	44,900	LifePoint Hospitals, Inc. #*	1,585,868
38,656	Mercantile Bank Corporation	1,528,845	135,800	NeoPharm, Inc. #*	658,630
40,500	Mid-America Apartment		47,500	NuVasive, Inc. #*	955,225
	Communities, Inc.	2,479,410	38,000	Pediatrix Medical Group, Inc. #	1,732,800
70,000	Nationwide Health		48,300	Pharmaceutical Product
	Properties, Inc.	1,871,800		Development, Inc.	1,723,827
100,450	Nexity Financial Corporation #	1,110,977	126,700	PSS World Medical, Inc. #*	2,532,733
73,600	Philadelphia Consolidated		49,500	Psychiatric Solutions, Inc. #*	1,687,455
	Holding Corporation #*	2,927,808	28,700	ResMed, Inc. #*	1,155,175
42,300	Piper Jaffray Companies #	2,564,226	152,500	Savient Pharmaceuticals, Inc. #*	992,775
78,200	Platinum Underwriters		23,800	Sierra Health Services, Inc. #	900,592
	Holdings, Ltd.	2,410,906	22,300	Triad Hospitals, Inc. #	981,869
93,100	PowerShares Zacks Micro		28,200	Universal Health Services, Inc.	1,690,026
	Cap Portfolio	1,524,978	42,100	Varian, Inc. #	1,931,127
46,700	ProAssurance Corporation #*	2,301,376	59,700	VCA Antech, Inc. #	2,152,782
14,800	Selective Insurance Group, Inc. *	778,628	38,800	Ventana Medical Systems, Inc. #*	1,584,204
19,300	Senior Housing Property Trust	411,862	31,900	Vertex Pharmaceuticals, Inc. #*	1,073,435
14,700	SL Green Realty Corporation *	1,641,990	28,100	Wellcare Health Plans, Inc. #*	1,591,303

36,800	Sovran Self Storage, Inc.	2,044,240		Total Health Care	45,540,719

111,500	Sterling Bancshares, Inc.	2,257,875
75,500	Strategic Hotel Capital, Inc. *	1,500,940	Industrials (16.9%)
29,900	Tower Group, Inc. *	997,165	31,200	American Commercial
58,700	U-Store-It Trust *	1,259,702		Lines, Inc. #*	1,854,840
61,350	Virginia Commerce		107,600	Baldor Electric Company *є	3,317,308
	Bancorp, Inc. #*	1,361,970	99,975	Beacon Roofing Supply, Inc. #*	2,023,494
73,103	Washington Federal, Inc. *	1,640,431	49,100	DRS Technologies, Inc. *	2,144,197
18,300	Westamerica Bancorporation *	924,333	46,600	ElkCorp *	1,265,190

	Total Financials	75,783,537	88,300	Gardner Denver, Inc. #	2,920,964

			59,400	GATX Corporation *	2,457,378
Health Care (11.6%)			90,825	Genesee & Wyoming, Inc. #*	2,108,956
29,100	ArthroCare Corporation #*	1,363,626	52,700	Genlyte Group, Inc. #	3,752,240
89,000	BioMarin Pharmaceutical, Inc. #*	1,266,470	78,400	Hub Group, Inc. #	1,785,952
41,400	Conor Medsystems, Inc. #*	975,798	58,700	Huron Consulting Group, Inc. #*	2,301,040
22,300	Covance, Inc. #	1,480,274	53,700	IDEX Corporation	2,311,785
38,800	Cubist Pharmaceuticals, Inc. #*	843,512	105,300	Interline Brands, Inc. #*	2,598,804
50,300	Dade Behring Holdings, Inc.	2,020,048	24,300	Jacobs Engineering Group, Inc. #	1,815,939
106,500	Dexcom, Inc. #*	1,185,345	79,400	JB Hunt Transport Services, Inc. *	1,649,138
41,100	Digene Corporation #*	1,773,465	76,800	JetBlue Airways Corporation #*	711,936
39,100	Endo Pharmaceutical		73,900	Kirby Corporation #*	2,315,287
	Holdings, Inc. #	1,272,705	103,600	Labor Ready, Inc. #	1,650,348
34,000	Genesis Healthcare Corporation #	1,619,420	32,300	Landstar System, Inc. *	1,379,210
28,600	Henry Schein, Inc. #*	1,434,004	46,100	Manitowoc Company, Inc.	2,064,819
151,500	Indevus Pharmaceuticals, Inc. #*	896,880	57,900	McGrath Rentcorp *	1,482,240
43,400	Integra LifeSciences		33,700	MSC Industrial Direct
	Holdings Corporation #*	1,626,632		Company, Inc.	1,372,938

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

16

Small Cap Stock Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (92.1%)	Value	Shares	Common Stock (92.1%)	Value

Industrials — continued			81,300	Parametric Technology

40,800	Oshkosh Truck Corporation	$2,059,176		Corporation #	$1,419,498

86,000	Pacer International, Inc.	2,387,360	101,400	Photronics, Inc. #*	1,432,782

47,800	Pall Corporation	1,472,718	40,400	Polycom, Inc. #	991,012

65,800	Roper Industries, Inc. *	2,943,892	147,700	Powerwave Technologies, Inc. #*	1,122,520

79,200	SkyWest, Inc. *	1,941,984	44,900	Progress Software Corporation #	1,167,400

66,400	Standard Parking Corporation #*	2,083,632	72,800	QLogic Corporation #	1,375,920

88,800	URS Corporation #	3,453,432	34,300	Red Hat, Inc. #*	723,044

64,800	Waste Connections, Inc. #*	2,456,568	120,300	Sapient Corporation #*	655,635

62,500	Watson Wyatt Worldwide, Inc.	2,557,500	66,600	ScanSource, Inc. #*	2,019,978

	Total Industrials	66,640,265	70,500	Silicon Image, Inc. #*	896,760

			217,900	STATS ChipPAC, Ltd. #*	1,309,579

Information Technology (17.5%)			110,300	Stellent, Inc.	1,195,652

31,400	ADTRAN, Inc.	748,576	47,900	Sybase, Inc. #*	1,161,096

56,300	Avnet, Inc. #	1,104,606	166,800	TIBCO Software, Inc. #	1,497,864

58,900	Avocent Corporation #	1,774,068	58,300	Trimble Navigation, Ltd. #	2,744,764

118,200	Axcelis Technologies, Inc. #*	834,492	49,900	Varian Semiconductor Equipment

98,800	BEA Systems, Inc. #*	1,501,760		Associates, Inc. #	1,831,330

103,600	Benchmark Electronics, Inc. #*	2,784,768	50,200	ViaSat, Inc. #	1,259,016

238,900	Brocade Communications #*	1,686,634	224,400	Vitria Technology, Inc. #*	603,636
			139,100	webMethods, Inc. #*	1,064,115
43,200	Business Objects SA ADR #*	1,472,688
			132,500	Wind River Systems, Inc. #*	1,419,075
20,900	CACI International, Inc. #*	1,149,709
			39,400	Zebra Technologies Corporation #* 1,408,156

99,200	CNET Networks, Inc. #*	950,336
				Total Information
28,300	Cymer, Inc. #*	1,242,653
				Technology	68,703,224

40,600	Cypress Semiconductor

	Corporation #*	721,462
			Materials (5.1%)
21,650	Diodes, Inc. #*	934,630
			66,700	Airgas, Inc. Є	2,412,539
131,700	ECI Telecom, Ltd. #	1,086,525
			36,900	Albemarle Corporation *	2,004,777
187,100	Entrust, Inc. #*	647,366
			56,100	Bemis Company, Inc. *	1,843,446
49,900	Euronet Worldwide, Inc. #*	1,225,045
			19,000	Century Aluminum Company #*	639,350
17,500	F5 Networks, Inc. #*	940,100
			52,200	Commercial Metals Company	1,061,226
51,000	Fairchild Semiconductor
			24,100	Eagle Materials, Inc. *	811,688
	International, Inc. #*	953,700
			26,200	FMC Corporation	1,678,634
47,100	FLIR Systems, Inc. #*	1,279,236
			47,300	Lubrizol Corporation	2,163,029
46,400	Global Payments, Inc.	2,042,064
			41,100	Pactiv Corporation #*	1,168,062
54,800	Hyperion Solutions Corporation # 1,889,504
			104,300	RPM International, Inc. *	1,980,657
78,000	Informatica Corporation #*	1,060,020
			17,900	RTI International Metals, Inc. #*	780,082
120,700	Insight Enterprises, Inc. #	2,487,627
			47,200	Silgan Holdings, Inc.	1,772,832
107,800	Integrated Device
			36,800	Steel Dynamics, Inc. *	1,856,560

	Technology, Inc. #*	1,731,268
				Total Materials	20,172,882

113,800	Ixia #*	1,013,958

70,700	J2 Global Communication, Inc. #*	1,920,919
			Telecommunications Services (0.9%)
46,900	Kronos, Inc. #	1,598,821
			97,250	Iowa Telecommunications
101,900	Micrel, Inc. #	977,221
				Services, Inc. *	1,924,578
53,600	MoneyGram International, Inc.	1,557,616
			113,850	Windstream Corporation *	1,501,682

132,000	MPS Group, Inc. #	1,994,520
				Total Telecommunications
10,000	Nanometrics, Inc. #	92,500
				Services	3,426,260

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

17

Small Cap Stock Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares Common Stock (92.1%)		Value	Shares Common Stock (92.1%)		Value

Utilities (2.1%)			43,700 Vectren Corporation		$1,173,345
20,400	AGL Resources, Inc. *	$744,600	42,100 Westar Energy, Inc.		989,771

50,500	Aqua America, Inc. *	1,107,970	Total Utilities		8,290,918

38,600	Energen Corporation *	1,616,182

53,100	Piedmont Natural Gas		Total Common Stock
	Company, Inc. *	1,343,961	(cost $313,824,134)		362,326,973

47,700	PNM Resources, Inc. *	1,315,089

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (25.3%)		Rate (+)	Date	Value

99,408,722	Thrivent Financial Securities Lending Trust		5.320%	N/A	$99,408,722

	Total Collateral Held for Securities Loaned
	(cost $99,408,722)				99,408,722

Shares or
Principal			Interest	Maturity
Amount	Short-Term Investments (7.0%)		Rate (+)	Date	Value

$892,000	Amsterdam Funding Corporation		5.320%	10/10/2006	$890,682
13,080,000	CAFCO, LLC		5.370	10/2/2006	13,076,098
700,000	Federal National Mortgage Association є		5.270	2/7/2007	687,431
12,995,863	Thrivent Money Market Portfolio		5.070	N/A	12,995,863

	Total Short-Term Investments (cost $27,649,622)				27,650,074

	Total Investments (cost $440,882,478) 124.4%				$489,385,769

	Other Assets and Liabilities, Net (24.4%)				(95,907,481)

	Total Net Assets 100.0%				$393,478,288

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

Russell 2000 Index Futures	7	December 2006	$2,578,410	$2,562,350	($16,060)

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Є At September 29, 2006, $687,431 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $3,824,463 of investments were earmarked as collateral to cover open financial futures contracts.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$57,101,794
Gross unrealized depreciation	(8,598,503)

Net unrealized appreciation (depreciation)	$48,503,291
Cost for federal income tax purposes	$440,882,478

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

18

Small Cap Index Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (97.9%)	Value	Shares	Common Stock (97.9%)	Value

Consumer Discretionary (15.2%)			12,600	Keystone Automotive
10,200	4Kids Entertainment, Inc. #*	$168,300		Industries, Inc. #*	$479,052
37,475	Aaron Rents, Inc. *Є	861,176	20,500	K-Swiss, Inc. *	616,230
24,450	ADVO, Inc.	684,111	13,200	Landry’s Restaurants, Inc. *	397,980
22,500	Arbitron, Inc. *	832,725	39,900	La-Z-Boy, Inc. *	557,004
9,700	Arctic Cat, Inc. *	161,020	10,900	Lenox Group, Inc. #	65,945
11,300	Ashworth, Inc. #*	77,405	11,100	Libbey, Inc. *	124,209
14,000	Audiovox Corporation #	194,880	50,500	Live Nation, Inc. #*	1,031,210
28,100	Aztar Corporation #*	1,489,581	34,600	LKQ Corporation #*	760,162
9,200	Bassett Furniture Industries, Inc.	149,408	14,300	Lone Star Steakhouse &
22,050	Brown Shoe Company, Inc. *	790,272		Saloon, Inc.	397,111
22,300	Building Materials		9,400	M/I Homes, Inc. *	332,290
	Holding Corporation *	580,246	16,600	Marcus Corporation*	381,302
24,300	Cato Corporation	532,413	14,500	MarineMax, Inc. #*	369,025
25,725	CEC Entertainment, Inc. #	810,595	40,900	Men’s Wearhouse, Inc. *	1,521,889
59,000	Champion Enterprises, Inc. #*	407,100	16,900	Meritage Homes Corporation #*	703,209
18,000	Children’s Place Retail Stores, Inc. #	1,152,540	9,300	Midas, Inc. #	192,324
28,825	Christopher & Banks Corporation *	849,761	20,700	Monaco Coach Corporation *	230,598
12,100	Coachmen Industries, Inc. *	130,801	21,300	Multimedia Games, Inc. #*	193,404
17,000	Cost Plus, Inc. #*	203,490	3,800	National Presto Industries, Inc. *	210,026
4,100	CPI Corporation	199,014	25,400	Nautilus Group, Inc. *	349,250
25,800	Crocs, Inc. #	875,910	3,720	NVR, Inc. #*	1,990,200
8,400	Deckers Outdoor Corporation #	397,488	17,900	O’Charley’s, Inc. #	339,563
35,100	Dress Barn, Inc. #*	765,882	11,800	Oxford Industries, Inc. *	506,338
14,300	Drew Industries, Inc. #*	361,218	20,400	P.F. Chang’s China Bistro, Inc. #*	708,084
25,450	Ethan Allen Interiors, Inc. *	882,097	24,200	Panera Bread Company #*	1,409,650
32,600	Finish Line, Inc. *	411,412	18,500	Papa John’s International, Inc. #*	668,035
49,300	Fleetwood Enterprises, Inc. #*	331,789	41,900	Pep Boys - Manny, Moe & Jack *	538,415
34,837	Fossil, Inc. #*	750,389	18,700	PetMed Express, Inc. #*	195,228
30,750	Fred’s, Inc. *	388,065	42,700	Phillips-Van Heusen Corporation *	1,783,579
17,600	Genesco, Inc. #*	606,672	37,000	Pinnacle Entertainment, Inc. #	1,040,440
18,500	Group 1 Automotive, Inc. *	923,150	31,200	Polaris Industries, Inc. *	1,283,880
22,500	Guitar Center, Inc. #*	1,005,300	39,912	Pool Corporation*	1,536,612
24,600	Gymboree Corporation #*	1,037,628	7,300	Pre-Paid Legal Services, Inc. *	289,591
14,800	Hancock Fabrics, Inc. #*	42,476	92,800	Quiksilver, Inc. #*	1,127,520
17,500	Haverty Furniture Companies, Inc. *	279,125	59,400	Radio One, Inc. #*	371,250
24,650	Hibbett Sporting Goods, Inc. #*	645,337	26,250	RARE Hospitality
34,075	Hot Topic, Inc. #*	379,596		International, Inc. #	802,200
12,300	IHOP Corporation*	570,105	16,100	RC2 Corporation #	539,833
36,700	Interface, Inc. #*	472,696	12,800	Red Robin Gourmet
27,300	Jack in the Box, Inc. #	1,424,514		Burgers, Inc. #*	590,208
21,200	JAKKS Pacific, Inc. #*	377,996	9,000	Russ Berrie and Company, Inc. #*	137,160
18,930	Jo-Ann Stores, Inc. #*	316,510	32,600	Ryan’s Restaurant Group, Inc. #	517,362
13,875	Joseph A. Bank Clothiers, Inc. #*	415,695	41,450	Select Comfort Corporation #*	906,926
36,400	K2, Inc. #*	426,972	26,925	Shuffle Master, Inc. #*	727,244
20,000	Kellwood Company *	576,600	19,100	Skechers USA, Inc. #*	449,041
			5,300	Skyline Corporation	202,513

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

19

Small Cap Index Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (97.9%)	Value	Shares	Common Stock (97.9%)	Value

Consumer Discretionary — continued			43,200	Playtex Products, Inc. #*	$578,880
23,200	Sonic Automotive, Inc. *	$535,688	20,500	Ralcorp Holdings, Inc. #	988,715
65,852	Sonic Corporation #*	1,488,914	12,200	Sanderson Farms, Inc. *	394,792
20,500	Stage Stores, Inc.	601,470	29,200	Spectrum Brands, Inc. #*	246,448
15,600	Stamps.com, Inc. #*	297,336	24,100	TreeHouse Foods, Inc. #	569,965
9,200	Standard Motor Products, Inc.	110,308	32,600	United Natural Foods, Inc. #*	1,010,274
49,800	Standard Pacific Corporation *	1,170,300	7,100	USANA Health Sciences, Inc. #*	316,589
21,717	Steak n Shake Company #*	366,800	13,070	WD-40 Company *	466,207

20,900	Stein Mart, Inc.	317,889		Total Consumer Staples	16,912,472

28,200	Stride Rite Corporation *	393,672
16,900	Sturm, Ruger & Company, Inc. #*	130,806	Energy (7.6%)
17,700	Superior Industries		20,900	Atwood Oceanics, Inc. #*	939,873
	International, Inc. *	297,183	18,100	Bristow Group, Inc. #	622,640
26,600	Tractor Supply Company #*	1,283,716	37,200	Cabot Oil & Gas Corporation *	1,782,996
47,800	Triarc Companies, Inc. *	722,736	15,700	Carbo Ceramics, Inc. *	565,671
22,900	Tuesday Morning Corporation *	317,852	63,800	Cimarex Energy Company *	2,245,122
25,300	Tween Brands, Inc. #*	951,280	9,000	Dril-Quip, Inc. #*	609,120
17,800	Universal Technical		86,500	Frontier Oil Corporation *	2,299,170
	Institute, Inc. #*	318,442	70,615	Helix Energy Solutions
7,500	Vertrue, Inc. #*	294,900		Group, Inc. #*	2,358,528
24,100	Winnebago Industries, Inc. *	756,258	15,600	Hydril Company #*	874,536
18,000	WMS Industries, Inc. #*	525,780	53,900	Input/Output, Inc. #*	535,227
42,700	Wolverine World Wide, Inc. *	1,208,837	23,800	Lone Star Technologies, Inc. #	1,151,444
37,100	Zale Corporation #*	1,029,154	11,500	Lufkin Industries, Inc. *	608,580

	Total Consumer		61,900	Massey Energy Company *	1,296,186
	Discretionary	65,631,873	28,500	Maverick Tube Corporation #*	1,847,655

			17,400	NS Group, Inc. #	1,123,170
Consumer Staples (3.9%)			41,800	Oceaneering International, Inc. #	1,287,440
67,200	Alliance One International, Inc. *	275,520	14,400	Penn Virginia Corporation	913,104
14,300	American Italian		12,400	Petroleum Development
	Pasta Company #*	111,254		Corporation #	494,636
38,900	Casey’s General Stores, Inc. Є	866,303	16,650	SEACOR Holdings, Inc. #*	1,373,625
56,700	Corn Products International, Inc.	1,845,018	42,300	St. Mary Land &
27,600	Delta & Pine Land Company *	1,117,800		Exploration Company *	1,552,833
40,150	Flowers Foods, Inc. *	1,079,232	21,400	Stone Energy Corporation #*	866,272
15,100	Great Atlantic & Pacific Tea		22,500	Swift Energy Company #*	940,950
	Company, Inc. *	363,608	55,350	TETRA Technologies, Inc. #*	1,337,256
29,600	Hain Celestial Group, Inc. #*	756,576	35,700	Unit Corporation #	1,641,129
46,900	Hansen Natural Corporation #*	1,523,312	27,600	Veritas DGC, Inc. #	1,816,632
10,600	J & J Snack Foods Corporation	329,660	23,100	W-H Energy Services, Inc. #*	957,957
23,800	Lance, Inc. *	524,076	21,800	World Fuel Services Corporation *	881,810

22,000	Longs Drug Stores Corporation *	1,012,220		Total Energy	32,923,562

10,300	Nash Finch Company *	242,359
43,500	NBTY, Inc. #	1,273,245	Financials (16.2%)
10,700	Peet’s Coffee & Tea, Inc. #*	267,607	24,600	Acadia Realty Trust *	627,300
26,800	Performance Food		14,100	Anchor BanCorp Wisconsin, Inc.	402,696
	Group Company #*	752,812	46,500	Bank Mutual Corporation	564,045

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

20

Small Cap Index Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (97.9%)	Value	Shares	Common Stock (97.9%)	Value

Financials — continued			41,000	Lexington Corporate
35,600	BankAtlantic Bancorp, Inc. *	$506,232		Properties Trust	$868,380
24,700	BankUnited Financial		15,900	LTC Properties, Inc. *	385,575
	Corporation *	643,929	21,700	MAF Bancorp, Inc.	895,993
28,200	Boston Private Financial		18,600	Mid-America Apartment
	Holdings, Inc. *	786,216		Communities, Inc.	1,138,692
47,600	Brookline Bancorp, Inc. *	654,500	16,100	Nara Bancorp, Inc.	294,469
22,800	Cash America International, Inc. *	891,024	44,900	National Retail Properties, Inc. *	969,840
23,600	Central Pacific		35,050	New Century
	Financial Corporation *	863,288		Financial Corporation *	1,377,816
35,518	Chittenden Corporation	1,019,011	11,000	Parkway Properties, Inc. *	511,390
35,500	Colonial Properties Trust	1,697,255	43,900	Philadelphia Consolidated
23,100	Community Bank System, Inc. *	511,896		Holding Corporation #*	1,746,342
33,165	Delphi Financial Group, Inc.	1,322,620	16,100	Piper Jaffray Companies #	975,982
21,275	Dime Community Bancshares *	313,381	12,300	Portfolio Recovery Associates, Inc. #*	539,601
15,065	Downey Financial Corporation *	1,002,425	16,600	Presidential Life Corporation *	371,342
47,100	East West Bancorp, Inc. *	1,865,631	13,800	PrivateBancorp, Inc. *	630,936
18,200	EastGroup Properties, Inc. *	907,452	25,700	ProAssurance Corporation #*	1,266,496
20,500	Entertainment Properties Trust	1,011,060	20,000	Prosperity Bancshares, Inc. *	680,800
17,900	Essex Property Trust, Inc. *	2,173,060	25,364	Provident Bankshares Corporation	939,736
16,900	Fidelity Bankshares, Inc. *	659,269	12,400	PS Business Parks, Inc. *	747,720
21,050	Financial Federal Corporation *	564,140	57,629	Republic Bancorp, Inc. *	768,195
62,300	First BanCorp	689,038	20,600	Rewards Network, Inc. #*	100,322
48,400	First Commonwealth		15,900	RLI Corporation *	807,561
	Financial Corporation *	630,652	11,000	Safety Insurance Group, Inc. *	535,260
10,100	First Indiana Corporation *	262,701	7,800	SCPIE Holdings, Inc. #*	183,612
38,612	First Midwest Bancorp, Inc. *	1,463,009	22,600	Selective Insurance Group, Inc.	1,188,986
20,400	First Republic Bank *	868,224	49,400	Senior Housing Property Trust *	1,054,196
12,900	FirstFed Financial Corporation #*	731,688	58,000	South Financial Group, Inc. *	1,509,740
30,000	Flagstar Bancorp, Inc. *	436,500	14,000	Sovran Self Storage, Inc.	777,700
18,100	Franklin Bank Corporation #*	359,828	14,500	Sterling Bancorp	285,070
52,200	Fremont General Corporation *	730,278	35,400	Sterling Bancshares, Inc.	716,850
25,100	Glacier Bancorp, Inc. *	857,667	28,515	Sterling Financial Corporation *	924,741
24,900	Glenborough Realty Trust, Inc. *	640,677	14,100	Stewart Information
31,800	Hanmi Financial Corporation *	623,280		Services Corporation	490,257
15,300	Harbor Florida Bancshares, Inc.	677,943	40,000	Susquehanna Bancshares, Inc.	977,600
27,500	Hilb, Rogal and Hobbs Company	1,172,875	12,351	SWS Group, Inc. *	307,416
15,865	Independent Bank Corporation *	385,202	19,700	Tradestation Group, Inc. #*	296,879
15,700	Infinity Property &		57,982	TrustCo Bank Corporation NY *	628,525
	Casualty Corporation	645,741	73,000	UCBH Holdings, Inc. *	1,274,580
33,400	Investment Technology		44,600	Umpqua Holdings Corporation *	1,275,560
	Group, Inc. #	1,494,650	28,500	United Bankshares, Inc.	1,060,770
14,500	Irwin Financial Corporation *	283,620	16,300	United Fire & Casual Company *	510,190
25,000	Kilroy Realty Corporation	1,883,500	50,800	Whitney Holding Corporation є	1,817,116
40,700	LaBranche & Company, Inc. #*	422,059	12,000	Wilshire Bancorp, Inc. *	228,480
13,200	LandAmerica Financial Group, Inc. *	868,428	19,800	Wintrust Financial Corporation є	992,970

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

21

Small Cap Index Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (97.9%)	Value	Shares	Common Stock (97.9%)	Value

Financials — continued			30,265	Intermagnetics General
14,212	World Acceptance Corporation #*	$625,044		Corporation #*	$818,668
28,500	Zenith National		24,600	Invacare Corporation	578,592
	Insurance Corporation *	1,136,865	22,600	inVentiv Health, Inc. #	723,878

	Total Financials	69,929,585	9,400	Kendle International, Inc. #	300,988

			9,000	Kensey Nash Corporation #*	263,430
Health Care (11.4%)			16,050	LCA-Vision, Inc. *	663,026
33,000	Alpharma, Inc.	771,870	16,300	Matria Healthcare, Inc. #*	452,977
12,500	Amedisys, Inc. #*	495,875	32,000	Mentor Corporation *	1,612,480
53,900	American Medical Systems		16,500	Meridian Bioscience, Inc.	387,915
	Holdings, Inc. #*	993,377	21,200	Merit Medical Systems, Inc. #*	287,896
40,100	AMERIGROUP Corporation #*	1,184,955	60,500	MGI Pharma, Inc. #*	1,041,205
23,050	AmSurg Corporation #*	513,093	18,300	Noven Pharmaceuticals, Inc. #*	441,396
10,700	Analogic Corporation *	549,124	26,500	Odyssey Healthcare, Inc. #*	375,770
21,700	ArQule, Inc. #*	91,357	13,400	Osteotech, Inc. #*	54,806
20,400	ArthroCare Corporation #*	955,944	31,100	Owens & Minor, Inc.	1,022,879
18,300	BioLase Technology, Inc. #*	114,375	13,600	Palomar Medical
13,400	Biosite, Inc. #*	619,482		Technologies, Inc. #*	573,920
13,300	Bradley Pharmaceuticals, Inc. #*	211,736	20,800	PAREXEL International
20,800	Cambrex Corporation	430,768		Corporation #*	688,272
33,300	Centene Corporation #*	547,452	37,400	Pediatrix Medical Group, Inc. #Є	1,705,440
49,800	Cerner Corporation #*	2,260,920	25,687	Per-Se Technologies, Inc. #*	585,150
20,200	Chemed Corporation *	651,652	14,300	Pharmnet Development Group #*	277,849
10,900	CNS, Inc. *	307,707	17,800	PolyMedica Corporation *	762,018
21,550	CONMED Corporation #	454,920	13,300	Possis Medical, Inc. #*	131,005
26,500	Connetics Corporation #*	288,850	43,900	Regeneron Pharmaceuticals, Inc. #*	688,791
34,600	Cooper Companies, Inc. *	1,851,100	13,300	RehabCare Group, Inc. #	174,230
16,900	Cross Country Healthcare, Inc. #*	287,300	56,000	Respironics, Inc. #	2,162,160
17,250	CryoLife, Inc. #*	111,262	35,700	Savient Pharmaceuticals, Inc. #*	232,407
16,700	Cyberonics, Inc. #*	292,751	22,800	Sciele Pharma, Inc. #*	429,552
9,900	Datascope Corporation	331,353	43,300	Sierra Health Services, Inc. #*	1,638,472
33,700	Dendrite International, Inc. #	329,586	34,500	Sunrise Senior Living, Inc. #*	1,030,515
15,500	Dionex Corporation #*	789,570	12,400	SurModics, Inc. #*	435,488
17,700	DJO, Inc. #*	735,081	24,800	Theragenics Corporation #*	71,424
21,097	Enzo Biochem, Inc. #*	257,172	34,350	United Surgical Partners
15,100	Genesis Healthcare Corporation #*	719,213		International, Inc. #*	852,910
21,000	Gentiva Health Services, Inc. #*	345,240	25,000	Viasys Healthcare, Inc. #	681,000
16,900	Greatbatch Technologies, Inc. #*	382,278	6,100	Vital Signs, Inc. *	345,321

20,800	Haemonetics Corporation #*	973,440		Total Health Care	48,917,789

26,600	Healthways, Inc. #*	1,186,360
40,600	Hologic, Inc. #*	1,766,912	Industrials (16.6%)
51,400	Hooper Holmes, Inc.	173,218	17,500	A.O. Smith Corporation *	690,025
11,200	ICU Medical, Inc. #*	509,376	15,900	A.S.V., Inc. #*	237,069
24,000	IDEXX Laboratories, Inc. #	2,187,360	28,200	AAR Corporation #*	672,288
52,175	Immucor, Inc. #	1,169,242	33,700	ABM Industries, Inc. *	632,212
15,600	Integra LifeSciences Holdings		33,800	Acuity Brands, Inc. Є	1,534,520
	Corporation #*	584,688	18,800	Administaff, Inc. *	633,560

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

22

Small Cap Index Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (97.9%)	Value	Shares	Common Stock (97.9%)	Value

Industrials — continued			18,600	Kaman Corporation *	$334,986
22,500	Albany International Corporation *	$715,950	58,300	Kansas City Southern, Inc. #*	1,592,173
7,400	Angelica Corporation *	125,874	21,800	Kaydon Corporation *	807,036
21,800	Apogee Enterprises, Inc.	331,578	40,900	Kirby Corporation #*	1,281,397
29,350	Applied Industrial		44,450	Knight Transportation, Inc. *	753,428
	Technologies, Inc. *	716,140	40,700	Labor Ready, Inc. #*	648,351
9,200	Applied Signal Technology, Inc. *	136,528	44,400	Landstar System, Inc. *	1,895,880
19,400	Arkansas Best Corporation *	834,782	3,600	Lawson Products, Inc. *	150,912
23,200	Armor Holdings, Inc. #*	1,330,056	46,436	Lennox International, Inc. *	1,063,384
14,500	Astec Industries, Inc. #*	366,125	8,950	Lindsay Manufacturing
22,400	Baldor Electric Company *	690,592		Company *	257,312
30,500	Barnes Group, Inc. *	535,580	12,600	Lydall, Inc. #	112,140
33,525	Belden CDT, Inc. *	1,281,661	22,500	MagneTek, Inc. #*	77,850
23,100	Bowne & Company, Inc.	329,868	47,500	Manitowoc Company, Inc. *	2,127,525
40,900	Brady Corporation *	1,438,044	28,000	Mesa Air Group, Inc. #*	217,280
39,500	Briggs & Stratton Corporation *	1,088,225	27,300	Mobile Mini, Inc. #*	775,593
19,800	C&D Technologies, Inc. *	140,580	32,150	Moog, Inc. #*	1,114,319
10,100	CDI Corporation *	209,171	28,500	Mueller Industries, Inc. *	1,002,345
12,700	Central Parking Corporation *	209,550	15,800	NCI Building Systems, Inc. #*	919,086
20,650	Ceradyne, Inc. #*	848,508	25,000	NCO Group, Inc. #*	655,500
40,100	CLARCOR, Inc. *	1,222,649	21,550	Old Dominion Freight Line #	647,146
21,300	Coinstar, Inc. #*	613,014	20,300	On Assignment, Inc. #	199,143
9,100	Consolidated Graphics, Inc. #	547,547	23,800	Regal-Beloit Corporation *	1,035,300
12,000	Cubic Corporation *	234,960	12,900	Robbins & Myers, Inc. *	398,868
33,900	Curtiss-Wright Corporation	1,028,865	15,200	School Specialty, Inc. #*	536,408
12,300	EDO Corporation *	281,424	62,000	Shaw Group, Inc. #*	1,465,680
24,400	EGL, Inc. #*	889,136	28,200	Simpson Manufacturing
15,900	ElkCorp *	431,685		Company, Inc. *	762,246
24,300	EMCOR Group, Inc. #*	1,332,612	49,200	SkyWest, Inc. *	1,206,384
16,400	EnPro Industries, Inc. #*	492,984	43,700	Spherion Corporation #*	312,455
19,600	Esterline Technologies		9,700	Standard Register Company	128,040
	Corporation #*	661,696	9,600	Standex International
24,200	Forward Air Corporation *	800,778		Corporation *	267,648
28,300	Frontier Airlines Holdings, Inc. #*	233,475	26,500	Teledyne Technologies, Inc. #	1,049,400
16,500	G & K Services, Inc. *	601,095	44,406	Tetra Tech, Inc. #*	773,553
40,500	Gardner Denver, Inc. #	1,339,740	31,600	Toro Company *	1,332,572
42,800	GenCorp, Inc. #*	549,552	21,600	Tredegar Corporation *	361,584
20,230	Griffon Corporation #*	482,890	12,500	Triumph Group, Inc. *	529,375
21,150	Healthcare Services Group, Inc. *	532,134	23,600	United Stationers, Inc. #*	1,097,636
45,648	Heartland Express, Inc. *	715,761	14,500	Universal Forest Products, Inc. *	711,225
13,500	Heidrick & Struggles		40,000	URS Corporation #	1,555,600
	International, Inc. #	486,000	13,100	Valmont Industries, Inc. *	684,475
32,100	Hub Group, Inc. #	731,238	16,800	Viad Corporation	594,888
41,200	IDEX Corporation	1,773,660	15,300	Vicor Corporation *	176,562
21,000	Insituform Technologies, Inc. #*	509,880	6,700	Volt Information Sciences, Inc. #	238,185
82,000	JLG Industries, Inc.	1,624,420	24,100	Wabash National Corporation *	329,929
20,400	John H. Harland Company *	743,580	35,100	Waste Connections, Inc. #*	1,330,641

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

23

Small Cap Index Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (97.9%)	Value	Shares	Common Stock (97.9%)	Value

Industrials — continued			19,200	Digi International, Inc. #	$259,200
18,850	Watsco, Inc. *	$867,288	26,100	Digital Insight Corporation #	765,252
32,700	Watson Wyatt Worldwide, Inc. *	1,338,084	15,200	Diodes, Inc. #*	656,184
19,500	Watts Water Technologies, Inc. *	619,320	25,200	Ditech Networks, Inc. #*	194,292
11,700	Wolverine Tube, Inc. #*	35,451	22,700	DSP Group, Inc. #*	518,695
22,900	Woodward Governor Company	768,066	35,900	eFunds Corporation #*	868,062

	Total Industrials	71,728,910	22,600	Electro Scientific Industries, Inc. #	465,560

			42,700	Epicor Software Corporation #*	559,797
Information Technology (16.8%)			11,100	EPIQ Systems, Inc. #*	163,281
20,200	Actel Corporation #*	314,110	27,900	Exar Corporation #є	370,791
89,500	Adaptec, Inc. #*	394,695	28,950	FactSet Research Systems, Inc. *	1,406,102
27,200	Advanced Energy		19,600	FEI Company #*	413,756
	Industries, Inc. #*	463,488	32,700	FileNet Corporation #	1,138,941
57,950	Aeroflex, Inc. #*	595,726	52,900	FLIR Systems, Inc. #*	1,436,764
23,600	Agilysys, Inc. *	331,344	17,700	Gerber Scientific, Inc. #*	265,146
18,400	Altiris, Inc. #	388,056	20,400	Gevity HR, Inc. *	464,712
25,900	Anixter International, Inc. *	1,462,573	40,100	Global Imaging Systems, Inc. #*	885,007
29,500	ANSYS, Inc. #*	1,303,310	52,260	Global Payments, Inc. *	2,299,963
28,100	ATMI, Inc. #*	816,867	57,500	Harmonic, Inc. #*	422,625
32,613	Avid Technology, Inc. #*	1,187,765	19,800	Hutchinson Technology, Inc. #*	416,394
78,100	Axcelis Technologies, Inc. #*	551,386	44,370	Hyperion Solutions Corporation #	1,529,878
8,800	Bankrate, Inc. #*	233,728	24,100	InfoSpace, Inc. #	444,404
9,300	Bel Fuse, Inc.	298,437	37,275	Insight Enterprises, Inc. #*	768,238
23,500	Bell Microproducts, Inc. #*	121,965	29,700	Internet Security Systems, Inc. #*	824,472
49,750	Benchmark Electronics, Inc. #	1,337,280	16,500	Inter-Tel, Inc. *	356,400
13,600	Black Box Corporation *	529,312	19,600	Itron, Inc. #*	1,093,680
11,200	Blue Coat Systems, Inc. #	201,712	38,300	J2 Global Communication, Inc. #*	1,040,611
38,900	Brightpoint, Inc. #*	553,158	22,600	JDA Software Group, Inc. #*	348,492
58,107	Brooks Automation, Inc. #*	758,296	34,200	Keane, Inc. #*	492,822
19,400	Cabot Microelectronics		10,900	Keithley Instruments, Inc. *	138,975
	Corporation #	559,108	23,800	Komag, Inc. #*	760,648
23,500	CACI International, Inc. #*	1,292,735	52,400	Kopin Corporation #*	175,540
21,800	Captaris, Inc. #	127,748	24,587	Kronos, Inc. #	838,171
15,700	Carreker Corporation #*	96,398	44,000	Kulicke and Soffa Industries, Inc. #*	388,960
8,200	Catapult Communications		17,300	Littelfuse, Inc. #*	600,310
	Corporation #*	68,552	14,100	LoJack Corporation #*	276,219
37,000	C-COR, Inc. #*	317,460	21,000	Manhattan Associates, Inc. #	506,940
30,200	Checkpoint Systems, Inc. #*	498,602	14,000	ManTech International
42,000	CIBER, Inc. #*	278,460		Corporation #	462,140
34,900	Cognex Corporation *	881,574	16,500	MapInfo Corporation #	211,695
24,200	Coherent, Inc. #*	838,772	16,600	MAXIMUS, Inc.	433,260
17,500	Cohu, Inc. *	312,025	16,200	Mercury Computer Systems, Inc. #*	191,970
17,600	Comtech Telecommunications		28,800	Methode Electronics, Inc. *	273,888
	Corporation #*	589,248	29,900	MICROS Systems, Inc. #*	1,462,708
27,800	CTS Corporation *	383,084	54,800	Microsemi Corporation #*	1,032,980
30,300	Cymer, Inc. #*	1,330,473	22,000	MIVA, Inc. #*	72,600
24,400	Daktronics, Inc. *	504,836	14,100	MTS Systems Corporation	455,994

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

24

Small Cap Index Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (97.9%)	Value	Shares	Common Stock (97.9%)	Value

Information Technology — continued			23,800	Veeco Instruments, Inc. #*	$479,570
34,700	Napster, Inc. #*	$148,169	18,800	ViaSat, Inc. #*	471,504
15,200	Neoware Systems, Inc. #*	206,568	32,800	WebEx Communications, Inc. #*	1,279,856
25,700	NETGEAR, Inc. #*	529,163	36,400	Websense, Inc. #*	786,604
19,400	Network Equipment		22,100	X-Rite, Inc. *	237,354
	Technologies, Inc. #*	79,928	10,152	Zilog, Inc. #^	1

22,800	Novatel Wireless, Inc. #*	219,564		Total Information
16,000	Open Solutions, Inc. #*	460,960		Technology	72,211,462

15,650	Park Electrochemical Corporation	495,792
31,800	Paxar Corporation #є	635,364	Materials (5.1%)
17,200	PC TEL, Inc. #	180,600	20,100	A. Schulman, Inc.	472,551
20,400	Pericom Semiconductor		9,700	A.M. Castle & Company *	260,348
	Corporation #	198,900	24,165	Aleris International, Inc. #	1,221,299
19,700	Phoenix Technologies, Ltd. #*	84,710	16,900	AMCOL International Corporation *	420,979
13,200	Photon Dynamics, Inc. #*	175,164	26,900	AptarGroup, Inc. *	1,368,672
32,200	Photronics, Inc. #*	454,986	18,600	Arch Chemicals, Inc.	529,170
13,200	Planar Systems, Inc. #*	149,820	15,300	Brush Engineered Materials, Inc. #*	380,511
31,700	Progress Software Corporation #	824,200	29,300	Buckeye Technologies, Inc. #*	249,050
13,000	Quality Systems, Inc. *	504,270	21,700	Caraustar Industries, Inc. #*	172,949
20,000	Radiant Systems, Inc. #*	241,600	19,600	Carpenter Technology
16,600	RadiSys Corporation #*	352,750		Corporation *	2,107,196
13,500	Rogers Corporation #*	833,625	17,700	Century Aluminum Company #*	595,605
19,100	Rudolph Technologies, Inc. #*	350,103	35,600	Chaparral Steel Company #	1,212,536
19,900	ScanSource, Inc. #*	603,567	15,400	Chesapeake Corporation *	220,374
49,500	Secure Computing Corporation #*	313,335	32,100	Cleveland-Cliffs, Inc. *	1,223,331
124,200	Skyworks Solutions, Inc. #*	644,598	7,900	Deltic Timber Corporation *	376,514
19,900	Sonic Solutions, Inc. #*	303,276	26,400	Georgia Gulf Corporation	723,888
15,200	SPSS, Inc. #	378,936	45,900	H.B. Fuller Company *	1,075,896
17,000	Standard Microsystems		32,600	Headwaters, Inc. #*	761,210
	Corporation #	483,140	19,300	MacDermid, Inc.	629,566
8,800	StarTek, Inc. *	109,736	10,000	Material Sciences Corporation #	99,600
10,600	Supertex, Inc. #*	412,022	20,863	Myers Industries, Inc. *	354,671
22,600	Sykes Enterprises, Inc. #	459,910	11,500	Neenah Paper, Inc. *	393,645
35,550	Symmetricom, Inc. #*	286,888	22,600	OM Group, Inc. #*	993,044
19,300	Synaptics, Inc. #*	470,341	32,100	OMNOVA Solutions, Inc. #*	134,178
55,950	Take-Two Interactive		6,900	Penford Corporation	104,466
	Software, Inc. #*	797,847	71,500	PolyOne Corporation #	595,595
24,650	TALX Corporation *	604,418	12,700	Pope & Talbot, Inc. *	73,025
31,300	Technitrol, Inc.	934,305	7,700	Quaker Chemical Corporation *	149,765
49,637	THQ, Inc. #*	1,447,911	28,475	Quanex Corporation *	864,216
10,600	Tollgrade Communications, Inc. #	94,870	24,800	Rock-Tenn Company	491,040
42,450	Trimble Navigation, Ltd. #*	1,998,546	17,600	RTI International Metals, Inc. #*	767,008
18,300	Ultratech, Inc. #*	243,756	20,200	Ryerson, Inc. *	442,178
50,100	United Online, Inc. *	610,218	12,000	Schweitzer-Mauduit
42,450	Varian Semiconductor Equipment			International, Inc.	227,760
	Associates, Inc. #*	1,557,915	8,900	Steel Technologies, Inc. *	174,707

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

25

Small Cap Index Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (97.9%)	Value	Shares	Common Stock (97.9%)	Value

Materials — continued			10,500	CH Energy Group, Inc. *	$540,435
18,400	Texas Industries, Inc. *	$957,904	43,700	Cleco Corporation *	1,102,988
31,900	Tronox, Inc. *	407,363	37,400	El Paso Electric Company #	835,516
34,700	Wausau-Mosinee Paper Corporation *	468,450	55,900	Energen Corporation *	2,340,533
25,400	Wellman, Inc. *	101,346	4,100	Green Mountain Power

	Total Materials	21,801,606		Corporation	136,817

			16,500	Laclede Group, Inc. *	529,320
Telecommunications Services (0.3%)			21,700	New Jersey Resources Corporation *	1,069,810
16,300	Commonwealth Telephone		21,300	Northwest Natural Gas Company *	836,664
	Enterprises, Inc. *	672,049	58,200	Piedmont Natural Gas
34,800	General Communication, Inc. #*	431,172		Company, Inc. *	1,473,042

	Total Telecommunications		22,700	South Jersey Industries, Inc. *	678,957
	Services	1,103,221	77,832	Southern Union Company *	2,055,543

			31,600	Southwest Gas Corporation *	1,052,912
Utilities (4.8%)			81,400	UGI Corporation є	1,990,230
23,433	ALLETE, Inc. *	1,018,164	19,066	UIL Holdings Corporation	714,975
13,150	American States Water Company *	502,988	27,200	UniSource Energy Corporation *	906,576

63,000	Atmos Energy Corporation *	1,798,650		Total Utilities	20,886,251

37,900	Avista Corporation *	897,472

8,900	Cascade Natural Gas Corporation *	232,201		Total Common Stock
7,800	Central Vermont Public Service			(cost $288,773,941)	422,046,731

	Corporation	172,458

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (26.0%)	Rate (+)	Date	Value

111,764,793	Thrivent Financial Securities Lending Trust	5.320%	N/A	$111,764,793

	Total Collateral Held for Securities Loaned
	(cost $111,764,793)			111,764,793

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

26

Small Cap Index Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares or
Principal			Interest	Maturity
Amount	Short-Term Investments (1.9%)		Rate (+)	Date	Value

$650,000	Federal National Mortgage Association є		5.270%	2/7/2007	$638,329
7,545,000	McCormick & Company		5.380	10/2/2006	7,542,745
87,312	Thrivent Money Market Portfolio		5.070	N/A	87,312

	Total Short-Term Investments (cost $8,267,968)				8,268,386

	Total Investments (cost $408,806,702) 125.8%				$542,079,910

	Other Assets and Liabilities, Net (25.8%)				(111,040,157)

	Total Net Assets 100.0%				$431,039,753

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

Russell 2000 Index Futures	22	December 2006	$8,158,040	$8,053,100	($104,940)

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

^ Security is fair valued.

Є At September 29, 2006, $638,329 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $9,149,564 of investments were earmarked as collateral to cover open financial futures contracts.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$163,347,933
Gross unrealized depreciation	(30,074,725)

Net unrealized appreciation (depreciation)	$133,273,208
Cost for federal income tax purposes	$408,806,702

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

27

Mid Cap Growth Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (96.7%)	Value	Shares	Common Stock (96.7%)	Value

Consumer Discretionary (14.6%)			161,500	Range Resources Corporation *	$4,076,260
18,400	Abercrombie & Fitch Company *	$1,278,432	158,400	Southwestern Energy Company #*	4,731,408
90,000	Aeropostale, Inc. #*	2,630,700	36,700	Teekay LNG Partners, LP #*	1,117,515
34,900	Children’s Place Retail		84,000	Toreador Resources Corporation #*	1,547,280
	Stores, Inc. #*	2,234,647	67,200	Ultra Petroleum Corporation #*	3,232,992
78,800	Chipotle Mexican Grill, Inc. #*	3,913,996	126,180	Weatherford International, Ltd. #	5,264,230
107,500	Circuit City Stores, Inc. *	2,699,325	107,888	XTO Energy, Inc. *	4,545,321

200,900	Coldwater Creek, Inc. #*	5,777,884		Total Energy	44,595,927

80,085	Crocs, Inc. #*	2,718,886
149,300	DeVry, Inc. #*	3,175,611	Financials (8.9%)
106,884	DSW, Inc. #*	3,366,846	34,550	Affiliated Managers Group, Inc. #*	3,458,800
140,500	Federated Department		58,500	AllianceBernstein Holding, LP #*	4,035,915
	Stores, Inc. *	6,071,005	94,400	Assurant, Inc.	5,041,904
88,600	Harrah’s Entertainment, Inc. *	5,885,698	12,100	Chicago Mercantile Exchange
141,000	Hilton Hotels Corporation *	3,926,850		Holdings, Inc. *	5,786,825
163,800	International Game Technology	6,797,700	293,000	E*TRADE Financial Corporation #	7,008,560
93,800	ITT Educational Services, Inc. #*	6,218,940	102,200	East West Bancorp, Inc. *	4,048,142
96,900	McCormick & Schmick’s Seafood		83,000	Lazard, Ltd. *	3,318,340
	Restaurants, Inc. #*	2,179,281	62,650	Legg Mason, Inc. *	6,318,879
160,500	PETsMART, Inc.	4,453,875	25,400	Lehman Brothers Holdings, Inc.	1,876,044
224,500	Staples, Inc.	5,462,085	72,200	Mellon Financial Corporation	2,823,020
23,700	Starwood Hotels & Resorts		134,300	Nasdaq Stock Market, Inc. #*	4,061,232
	Worldwide, Inc.	1,355,403	88,000	PartnerRe, Ltd. *	5,946,160
27,100	Station Casinos, Inc. *	1,567,193	254,300	TD Ameritrade Holding
250,800	Texas Roadhouse, Inc. #*	3,079,824		Corporation *	4,793,555

89,900	Tween Brands, Inc. #*	3,380,240		Total Financials	58,517,376

64,800	Under Armour, Inc. #*	2,593,296
338,500	Urban Outfitters, Inc. #*	5,988,065	Health Care (19.1%)
151,800	VistaPrint, Ltd. #*	3,937,692	124,100	Advanced Medical Optics, Inc. #*	4,908,155
80,500	Volcom, Inc. #	1,814,470	151,800	Affymetrix, Inc. #*	3,272,808
46,000	Wynn Resorts, Ltd. #*	3,128,460	32,400	Amylin Pharmaceuticals, Inc. #*	1,427,868

	Total Consumer		177,500	BioMarin Pharmaceutical, Inc. #*	2,525,825
	Discretionary	95,636,404	72,800	Conor Medsystems, Inc. #*	1,715,896

			44,400	Covance, Inc. #*	2,947,272
Consumer Staples (0.5%)			92,750	Coventry Health Care, Inc. #	4,778,480
157,300	Coca-Cola Enterprises, Inc. *	3,276,559	150,600	Cubist Pharmaceuticals, Inc. #*	3,274,044

	Total Consumer Staples	3,276,559	41,100	Cytyc Corporation #*	1,006,128

			86,507	Dade Behring Holdings, Inc. *	3,474,121
Energy (6.8%)			87,550	DaVita, Inc. #	5,066,518
101,400	Cameron International		98,000	Dentsply International, Inc. *	2,950,780
	Corporation #	4,898,634	114,100	Endo Pharmaceutical
65,400	Diamond Offshore Drilling, Inc. *	4,732,998		Holdings, Inc. #	3,713,955
52,600	Grant Prideco, Inc. #*	2,000,378	73,200	Fisher Scientific
60,300	Helix Energy Solutions			International, Inc. #	5,727,168
	Group, Inc. #*	2,014,020	83,600	Forest Laboratories, Inc. #*	4,230,996
52,300	National Oilwell Varco, Inc. #*	3,062,165	125,900	Gen-Probe, Inc. #	5,903,451
91,700	Peabody Energy Corporation	3,372,726	94,100	Genzyme Corporation #*	6,348,927

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

28

Mid Cap Growth Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (96.7%)	Value	Shares	Common Stock (96.7%)	Value

Health Care — continued			87,600	URS Corporation #	$3,406,764
68,900	Gilead Sciences, Inc. #*	$4,733,430	128,100	US Airways Group, Inc. #*	5,678,673
43,500	Haemonetics Corporation #*	2,035,800	80,800	UTI Worldwide, Inc. *	2,259,976

23,500	Henry Schein, Inc. #*	1,178,290		Total Industrials	83,189,778

61,400	Intuitive Surgical, Inc. #*	6,474,630
50,700	Kyphon, Inc. #	1,897,194	Information Technology (24.3%)
66,900	Manor Care, Inc. *	3,497,532	406,266	Activision, Inc. #*±	6,134,617
64,600	Medco Health Solutions, Inc. #*	3,883,106	156,564	Adobe Systems, Inc. #	5,863,322
171,500	NuVasive, Inc. #*	3,448,865	125,000	Akamai Technologies, Inc. #*	6,248,750
131,800	PDL BioPharma, Inc. #*	2,530,560	44,600	Alliance Data
157,600	Pharmaceutical Product			Systems Corporation #*	2,461,474
	Development, Inc.	5,624,744	91,800	Amdocs, Ltd. #*	3,635,280
133,700	Psychiatric Solutions, Inc. #*	4,557,833	90,400	Amphenol Corporation *	5,598,472
29,000	Quest Diagnostics, Inc. *	1,773,640	196,100	aQuantive, Inc. #*	4,631,882
58,300	ResMed, Inc. #*	2,346,575	90,100	Autodesk, Inc. #	3,133,678
166,800	St. Jude Medical, Inc. #	5,886,372	24,300	Baidu.com, Inc. #*	2,127,222
64,100	Thermo Electron Corporation #*	2,521,053	340,500	BEA Systems, Inc. #*	5,175,600
47,100	Varian Medical Systems, Inc. #*	2,514,669	124,300	Broadcom Corporation #*	3,771,262
142,000	VCA Antech, Inc. #	5,120,520	260,200	Cadence Design Systems, Inc. #*	4,412,992
64,800	Vertex Pharmaceuticals, Inc. #*	2,180,520	69,800	Citrix Systems, Inc. #	2,527,458

	Total Health Care	125,477,725	291,700	CNET Networks, Inc. #*	2,794,486

			91,700	Cogent, Inc. #*	1,259,041
Industrials (12.7%)			74,650	Cognizant Technology Solutions
130,400	American Reprographics			Corporation #*	5,528,579
	Company #*	4,180,624	500,300	Compuware Corporation #	3,897,337
47,800	C.H. Robinson Worldwide, Inc. *	2,130,924	89,100	F5 Networks, Inc. #*	4,786,452
41,500	Corporate Executive		78,165	Fiserv, Inc. #	3,680,790
	Board Company *	3,731,265	86,700	FormFactor, Inc. #*	3,652,671
51,020	Expeditors International of		158,350	Hyperion Solutions Corporation #	5,459,908
	Washington, Inc. *	2,274,472	332,000	Integrated Device
100,500	Foster Wheeler, Ltd. #*	3,878,295		Technology, Inc. #*	5,331,920
91,500	Huron Consulting Group, Inc. #	3,586,800	137,200	Intersil Corporation *	3,368,260
80,100	ITT Corporation	4,106,727	1,762,100	JDS Uniphase Corporation #*	3,858,999
41,600	Jacobs Engineering Group, Inc. #	3,108,768	314,046	Juniper Networks, Inc. #*	5,426,715
58,050	Joy Global, Inc.	2,183,260	131,340	KLA-Tencor Corporation *	5,840,690
85,200	Mobile Mini, Inc. #*	2,420,532	135,500	L-1 Identity Solutions, Inc. #*	1,768,275
191,300	Monster Worldwide, Inc. #	6,923,147	182,800	Marvell Technology Group, Ltd. #	3,540,836
85,200	Oshkosh Truck Corporation	4,300,044	168,190	Microchip Technology, Inc. *	5,452,720
133,900	Precision Castparts Corporation	8,457,124	109,200	Network Appliance, Inc. #	4,041,492
60,400	Robert Half International, Inc.	2,051,788	345,200	Novell, Inc. #*	2,112,624
47,400	Rockwell Automation, Inc.	2,753,940	117,600	NVIDIA Corporation #	3,479,784
48,100	Rockwell Collins, Inc.	2,637,804	123,700	Oplink Communications, Inc. #*	2,471,526
76,700	Roper Industries, Inc.	3,431,558	429,300	Powerwave Technologies, Inc. #*	3,262,680
61,700	Stericycle, Inc. #*	4,306,043	182,200	Red Hat, Inc. #*	3,840,776
61,500	Textron, Inc. *	5,381,250	409,700	Tellabs, Inc. #	4,490,312
			123,000	Tessera Technologies, Inc. #*	4,277,940

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

29

Mid Cap Growth Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (96.7%)	Value	Shares Common Stock (96.7%)		Value

Information Technology — continued			Telecommunications Services (5.0%)
101,800	Varian Semiconductor Equipment		69,542	American Tower Corporation #	$2,538,283
	Associates, Inc. #*	$3,736,060	256,000	Broadwing Corporation #*	3,230,720
146,700	Western Digital Corporation #	2,655,270	73,900	Crown Castle International
195,200	Xilinx, Inc. *	4,284,640		Corporation #*	2,604,236

	Total Information		255,300	Dobson Communications
	Technology	160,022,792		Corporation #*	1,792,206

			546,300	Level 3 Communications, Inc. #*	2,922,705
Materials (4.8%)			85,800	NeuStar, Inc. #*	2,380,950
67,900	Allegheny Technologies, Inc. *	4,222,701	99,500	NII Holdings, Inc. #*	6,184,920
142,300	Ball Corporation	5,756,035	84,500	Rogers Communications, Inc.	4,636,515
153,100	Bemis Company, Inc. *	5,030,866	123,800	SBA Communications
100,300	Freeport-McMoRan			Corporation #*	3,012,054
	Copper & Gold, Inc.	5,341,978	181,000	Time Warner Telecom, Inc. #	3,440,810

178,800	Mosaic Company #*	3,021,720		Total Telecommunications
140,100	Praxair, Inc. *	8,288,316		Services	32,743,399

	Total Materials	31,661,616

				Total Common Stock
				(cost $582,456,220)	635,121,576

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (25.7%)		Rate (+)	Date	Value

169,145,542	Thrivent Financial Securities Lending Trust		5.320%	N/A	$169,145,542

		Total Collateral Held for Securities Loaned
		(cost $169,145,542)			169,145,542

Shares or
Principal			Interest	Maturity
Amount	Short-Term Investments (2.9%)		Rate (+)	Date	Value

$7,875,000	Fountain Square Commercial Funding Corporation		5.420%	10/2/2006	$7,872,629
10,977,768 Thrivent Money Market Portfolio			5.070	N/A	10,977,768

		Total Short-Term Investments (at amortized cost)			18,850,397

		Total Investments (cost $770,452,159) 125.3%			$823,117,515

		Other Assets and Liabilities, Net (25.3%)			(165,999,696)

		Total Net Assets 100.0%			$657,117,819

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

± Designated as cover for long settling trades.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$74,223,539
Gross unrealized depreciation	(21,558,183)

Net unrealized appreciation (depreciation)	$52,665,356
Cost for federal income tax purposes	$770,452,159

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

30

Mid Cap Growth Portfolio II

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (97.2%)	Value	Shares	Common Stock (97.2%)	Value

Consumer Discretionary (14.6%)			7,900	Range Resources Corporation *	$199,396
900	Abercrombie & Fitch Company *	$62,532	7,800	Southwestern Energy Company #	232,986
4,400	Aeropostale, Inc. #	128,612	1,800	Teekay LNG Partners, LP #*	54,810
1,700	Children’s Place Retail Stores, Inc. #*	108,851	4,100	Toreador Resources Corporation #*	75,522
3,900	Chipotle Mexican Grill, Inc. #*	193,713	3,300	Ultra Petroleum Corporation #*	158,763
5,300	Circuit City Stores, Inc. *	133,083	6,200	Weatherford International, Ltd. #	258,664
9,800	Coldwater Creek, Inc. #*	281,848	5,333	XTO Energy, Inc.	224,679

3,900	Crocs, Inc. #*	132,405		Total Energy	2,194,772

7,400	DeVry, Inc. #*	157,398
5,270	DSW, Inc. #*	166,005	Financials (9.0%)
1	Expedia, Inc. #	13	1,690	Affiliated Managers Group, Inc. #*	169,186
6,900	Federated Department Stores, Inc. *	298,149	2,900	AllianceBernstein Holding, LP #*	200,071
4,300	Harrah’s Entertainment, Inc.	285,649	4,700	Assurant, Inc.	251,027
6,900	Hilton Hotels Corporation *	192,165	600	Chicago Mercantile Exchange
1	IAC InterActiveCorp #	25		Holdings, Inc. *	286,950
8,090	International Game Technology	335,735	14,400	E*TRADE Financial Corporation #	344,448
4,600	ITT Educational Services, Inc. #*	304,980	5,000	East West Bancorp, Inc. *	198,050
4,700	McCormick & Schmick’s Seafood		4,100	Lazard, Ltd. *	163,918
	Restaurants, Inc. #	105,703	3,095	Legg Mason, Inc.	312,162
7,900	PETsMART, Inc.	219,225	1,200	Lehman Brothers Holdings, Inc.	88,632
11,100	Staples, Inc.	270,063	3,500	Mellon Financial Corporation	136,850
1,200	Starwood Hotels & Resorts		6,600	Nasdaq Stock Market, Inc. #*	199,584
	Worldwide, Inc.	68,628	4,300	PartnerRe, Ltd. *	290,551
1,300	Station Casinos, Inc. *	75,179	12,500	TD Ameritrade Holding
12,400	Texas Roadhouse, Inc. #*	152,272		Corporation *	235,625

4,400	Tween Brands, Inc. #*	165,440		Total Financials	2,877,054

3,200	Under Armour, Inc. #*	128,064
16,700	Urban Outfitters, Inc. #*	295,423	Health Care (19.2%)
7,500	VistaPrint, Ltd. #*	194,550	6,100	Advanced Medical Optics, Inc. #*	241,255
4,000	Volcom, Inc. #	90,160	7,500	Affymetrix, Inc. #*	161,700
2,300	Wynn Resorts, Ltd. #*	156,423	1,600	Amylin Pharmaceuticals, Inc. #*	70,512

	Total Consumer		8,700	BioMarin Pharmaceutical, Inc. #*	123,801
	Discretionary	4,702,293	3,600	Conor Medsystems, Inc. #*	84,852

			2,200	Covance, Inc. #	146,036
Consumer Staples (0.5%)			4,550	Coventry Health Care, Inc. #*	234,416
7,700	Coca-Cola Enterprises, Inc. *	160,391	7,400	Cubist Pharmaceuticals, Inc. #*	160,876

	Total Consumer Staples	160,391	2,040	Cytyc Corporation #*	49,939

			4,212	Dade Behring Holdings, Inc. *	169,154
Energy (6.8%)			4,350	DaVita, Inc. #	251,734
5,000	Cameron International		4,800	Dentsply International, Inc. *	144,528
	Corporation #	241,550	5,600	Endo Pharmaceutical
3,200	Diamond Offshore Drilling, Inc. *	231,584		Holdings, Inc. #	182,280
2,600	Grant Prideco, Inc. #	98,878	3,580	Fisher Scientific
3,000	Helix Energy Solutions			International, Inc. #	280,099
	Group, Inc. #*	100,200	4,100	Forest Laboratories, Inc. #*	207,501
2,600	National Oilwell Varco, Inc. #*	152,230	6,200	Gen-Probe, Inc. #	290,718
4,500	Peabody Energy Corporation	165,510	4,640	Genzyme Corporation #	313,061

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

31

Mid Cap Growth Portfolio II

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (97.2%)	Value	Shares	Common Stock (97.2%)	Value

Health Care — continued			6,300	US Airways Group, Inc. #*	$279,279
3,360	Gilead Sciences, Inc. #*	$230,832	4,000	UTI Worldwide, Inc. *	111,880

2,200	Haemonetics Corporation #*	102,960		Total Industrials	4,101,334

1,200	Henry Schein, Inc. #	60,168
3,000	Intuitive Surgical, Inc. #*	316,350	Information Technology (24.5%)
2,500	Kyphon, Inc. #	93,550	19,966	Activision, Inc. #*±	301,487
3,300	Manor Care, Inc. *	172,524	7,746	Adobe Systems, Inc. #	290,088
3,200	Medco Health Solutions, Inc. #	192,352	6,200	Akamai Technologies, Inc. #*	309,938
8,400	NuVasive, Inc. #*	168,924	2,220	Alliance Data Systems
6,500	PDL BioPharma, Inc. #*	124,800		Corporation #*	122,522
7,700	Pharmaceutical Product		4,500	Amdocs, Ltd. #	178,200
	Development, Inc.	274,813	4,480	Amphenol Corporation *	277,446
6,600	Psychiatric Solutions, Inc. #*	224,994	9,700	aQuantive, Inc. #*	229,114
1,400	Quest Diagnostics, Inc. *	85,624	4,400	Autodesk, Inc. #	153,032
2,900	ResMed, Inc. #*	116,725	1,150	Baidu.com, Inc. #*	100,671
8,200	St. Jude Medical, Inc. #	289,378	16,700	BEA Systems, Inc. #*	253,840
3,100	Thermo Electron Corporation #	121,923	6,100	Broadcom Corporation #	185,074
2,300	Varian Medical Systems, Inc. #*	122,797	12,800	Cadence Design Systems, Inc. #*	217,088
7,000	VCA Antech, Inc. #	252,420	3,400	Citrix Systems, Inc. #	123,114
3,200	Vertex Pharmaceuticals, Inc. #*	107,680	14,300	CNET Networks, Inc. #*	136,994

	Total Health Care	6,171,276	4,500	Cogent, Inc. #*	61,785

			3,700	Cognizant Technology Solutions
Industrials (12.8%)				Corporation #*	274,022
6,400	American Reprographics		24,500	Compuware Corporation #	190,855
	Company #*	205,184	4,400	F5 Networks, Inc. #*	236,368
2,400	C.H. Robinson Worldwide, Inc.	106,992	3,800	Fiserv, Inc. #	178,942
2,050	Corporate Executive Board		4,300	FormFactor, Inc. #*	181,159
	Company *	184,316	7,750	Hyperion Solutions Corporation #	267,220
2,500	Expeditors International of		16,300	Integrated Device
	Washington, Inc. *	111,450		Technology, Inc. #*	261,778
5,000	Foster Wheeler, Ltd. #*	192,950	6,700	Intersil Corporation *	164,485
4,500	Huron Consulting Group, Inc. #	176,400	86,300	JDS Uniphase Corporation #*	188,997
3,900	ITT Corporation	199,953	15,325	Juniper Networks, Inc. #*	264,816
2,000	Jacobs Engineering Group, Inc. #	149,460	6,500	KLA-Tencor Corporation *	289,055
2,950	Joy Global, Inc.	110,950	6,700	L-1 Identity Solutions, Inc. #*	87,435
4,300	Mobile Mini, Inc. #	122,163	8,940	Marvell Technology Group, Ltd. #	173,168
9,460	Monster Worldwide, Inc. #	342,357	8,300	Microchip Technology, Inc. *	269,086
4,200	Oshkosh Truck Corporation	211,974	5,400	Network Appliance, Inc. #	199,854
6,600	Precision Castparts Corporation	416,856	17,200	Novell, Inc. #*	105,264
3,000	Robert Half International, Inc.	101,910	5,800	NVIDIA Corporation #	171,622
2,350	Rockwell Automation, Inc.	136,535	6,100	Oplink Communications, Inc. #*	121,878
2,400	Rockwell Collins, Inc.	131,616	21,100	Powerwave Technologies, Inc. #*	160,360
3,800	Roper Industries, Inc. *	170,012	9,000	Red Hat, Inc. #*	189,720
3,000	Stericycle, Inc. #*	209,370	20,200	Tellabs, Inc. #	221,392
3,000	Textron, Inc.	262,500	6,100	Tessera Technologies, Inc. #*	212,158
4,300	URS Corporation #	167,227	5,000	Varian Semiconductor Equipment
				Associates, Inc. #	183,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

32

Mid Cap Growth Portfolio II
Schedule of Investments as of September 29, 2006 (unaudited)
Shares	Common Stock (97.2%)	Value	Shares Common Stock (97.2%)		Value

Information Technology — continued			Telecommunications Services (5.0%)
7,200	Western Digital Corporation #	$130,320	3,380	American Tower Corporation #*	$123,370
9,600	Xilinx, Inc. *	210,720	12,600	Broadwing Corporation #*	159,012

	Total Information		3,640	Crown Castle International
	Technology	7,874,567		Corporation #*	128,274

			12,500	Dobson Communications
Materials (4.8%)				Corporation #	87,750
3,300	Allegheny Technologies, Inc. *	205,227	27,000	Level 3 Communications, Inc. #*	144,450
7,000	Ball Corporation *	283,150	4,200	NeuStar, Inc. #*	116,550
7,500	Bemis Company, Inc.	246,450	4,900	NII Holdings, Inc. #	304,584
4,900	Freeport-McMoRan Copper		4,200	Rogers Communications, Inc.	230,454
	& Gold, Inc.	260,974	6,100	SBA Communications
8,800	Mosaic Company #*	148,720		Corporation #*	148,413
6,900	Praxair, Inc.	408,202	8,900	Time Warner Telecom, Inc. #	169,189

	Total Materials	1,552,723		Total Telecommunications

				Services	1,612,046

				Total Common Stock
				(cost $27,766,112)	31,246,456

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (25.4%)		Rate (+)	Date	Value

8,168,951	Thrivent Financial Securities Lending Trust		5.320%	N/A	$8,168,951

		Total Collateral Held for Securities Loaned
		(cost $8,168,951)			8,168,951

			Interest	Maturity
Shares	Short-Term Investments (2.6%)		Rate (+)	Date	Value

814,584	Thrivent Money Market Portfolio		5.070%	N/A	$814,584

		Total Short-Term Investments (at amortized cost)			814,584

		Total Investments (cost $36,749,647) 125.2%			$40,229,991

		Other Assets and Liabilities, Net (25.2%)			(8,094,880)

		Total Net Assets 100.0%			$32,135,111

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

± Designated as cover for long settling trades.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$4,290,563
Gross unrealized depreciation	(810,219)

Net unrealized appreciation (depreciation)	$3,480,344
Cost for federal income tax purposes	$36,749,647

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

33

Partner Mid Cap Value Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (94.8%)	Value	Shares	Common Stock (94.8%)	Value

Consumer Discretionary (10.7%)			4,341	Healthcare Realty Trust, Inc. *	$166,738
8,379	Autoliv, Inc.	$461,767	5,526	Home Properties, Inc.	315,866
10,154	Dow Jones & Company, Inc. *	340,565	31,524	Hudson City Bancorp, Inc.	417,693
13,100	Harrah’s Entertainment, Inc. *	870,233	11,721	iStar Financial, Inc.	488,766
17,378	J.C. Penney Company, Inc.		24,109	KeyCorp	902,641
	(Holding Company)	1,188,481	9,924	Liberty Property Trust *	474,268
7,367	Lamar Advertising Company #*	393,471	6,181	Lincoln National Corporation	383,716
14,031	Lennar Corporation *	634,903	3,788	M&T Bank Corporation *	454,408
27,866	Newell Rubbermaid, Inc.	789,165	1,939	MGIC Investment Corporation *	116,282
7,984	Ross Stores, Inc.	202,873	9,485	Northern Trust Corporation	554,209
7,662	Williams-Sonoma, Inc.	248,172	8,184	PartnerRe, Ltd. *	552,993

	Total Consumer		8,900	PMI Group, Inc. *	389,909
	Discretionary	5,129,630	4,385	RenaissanceRe Holdings, Ltd. *	243,806

			4,344	Torchmark Corporation	274,150
Consumer Staples (4.8%)			7,807	Zions Bancorporation	623,077

9,576	Clorox Company	603,288		Total Financials	14,214,560

4,018	Pepsi Bottling Group, Inc.	142,639
1,820	Reynolds American, Inc. *	112,785	Health Care (6.7%)
14,289	Safeway, Inc.	433,671	13,262	Apria Healthcare Group, Inc. #*	261,792
16,562	Smithfield Foods, Inc. #	447,505	16,325	Charles River Laboratories
18,427	SUPERVALU, Inc.	546,361		International, Inc. #	708,668

	Total Consumer Staples	2,286,249	8,097	Coventry Health Care, Inc. #	417,157

			10,631	Health Net, Inc. #	462,661
Energy (9.8%)			23,121	IMS Health, Inc.	615,943
19,820	BJ Services Company *	597,177	15,908	MedImmune, Inc. #*	464,673
15,278	EOG Resources, Inc.	993,834	15,563	PerkinElmer, Inc.	294,608

50,921	Range Resources Corporation	1,285,246		Total Health Care	3,225,502

19,675	Ultra Petroleum Corporation #*	946,564
36,351	Williams Companies, Inc.	867,698	Industrials (8.5%)

	Total Energy	4,690,519	5,187	Alliant Techsystems, Inc. #*	420,458

			50,257	Allied Waste Industries, Inc. #	566,396
Financials (29.6%)			9,089	American Standard
14,201	Ambac Financial Group, Inc.	1,175,133		Companies, Inc. *	381,465
5,595	American Capital Strategies, Ltd. *	220,835	3,982	Carlisle Companies, Inc.	334,886
15,279	Apartment Investment &		6,926	Cooper Industries, Ltd.	590,234
	Management Company	831,330	16,381	Norfolk Southern Corporation	721,583
5,017	Assurant, Inc.	267,958	8,510	Republic Services, Inc.	342,187
5,089	Bear Stearns Companies, Inc.	712,969	8,791	Rockwell Collins, Inc. *	482,098
5,271	Brandywine Realty Trust	171,571	11,169	Swift Transportation
17,579	CIT Group, Inc.	854,867		Company, Inc. #*	264,929

4,739	City National Corporation	317,797		Total Industrials	4,104,236

3,530	Commerce Bancshares, Inc. *	178,512
9,041	Developers Diversified Realty		Information Technology (7.8%)
	Corporation	504,126	55,652	Activision, Inc. #	840,345
5,478	E*TRADE Financial Corporation #	131,034	9,880	Amphenol Corporation	611,868
12,643	Eaton Vance Corporation	364,877	10,246	Arrow Electronics, Inc. #	281,048
26,993	Equity Office Properties Trust	1,073,242	10,860	Avnet, Inc. #	213,073
7,966	Equity Residential REIT	402,920	50,889	BearingPoint, Inc. #*	399,988
6,653	Everest Re Group, Ltd.	648,867

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

34

Partner Mid Cap Value Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (94.8%)	Value	Shares	Common Stock (94.8%)	Value

Information Technology — continued			Utilities (13.7%)
7,180	National Semiconductor		11,765	AGL Resources, Inc.	$429,422
	Corporation *	$168,945	9,080	CMS Energy Corporation #*	131,115
23,290	Seagate Technology *	537,766	25,928	DPL, Inc. *	703,167
7,899	Tessera Technologies, Inc. #*	274,727	23,072	Edison International, Inc.	960,718
35,116	Unisys Corporation #*	198,757	17,388	Entergy Corporation	1,360,267
5,752	Zebra Technologies Corporation #	205,576	5,766	FirstEnergy Corporation	322,089

	Total Information		9,756	Northeast Utilities Service
	Technology	3,732,093		Company	227,022

			25,455	PG&E Corporation	1,060,201
Materials (2.3%)			29,060	PPL Corporation	956,074
17,518	Commercial Metals Company	356,141	2,308	Sierra Pacific Resources #	33,097
13,390	MeadWestvaco Corporation	354,969	9,434	Wisconsin Energy Corporation	406,983

16,467	Packaging Corporation of America	382,034		Total Utilities	6,590,155

	Total Materials	1,093,144

				Total Common Stock
Telecommunications Services (0.9%)				(cost $42,993,653)	45,494,646

8,860	Embarq Corporation	428,558

	Total Telecommunications
	Services	428,558

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (21.2%)		Rate (+)	Date	Value

10,192,756	Thrivent Financial Securities Lending Trust		5.320%	N/A	$10,192,756

	Total Collateral Held for Securities Loaned
	(cost $10,192,756)				10,192,756

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

35

Partner Mid Cap Value Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)
Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (5.2%)	Rate (+)	Date	Value

$725,000	Greyhawk Funding, LLC	5.330%	10/4/2006	$724,571
1,757,864	Thrivent Money Market Portfolio	5.070	N/A	1,757,864

	Total Short-Term Investments (at amortized cost)			2,482,435

	Total Investments (cost $55,668,844) 121.2%			$58,169,837

	Other Assets and Liabilities, Net (21.2%)			(10,166,831)

	Total Net Assets 100.0%			$48,003,006

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$3,265,888
Gross unrealized depreciation	(764,895)

Net unrealized appreciation (depreciation)	$2,500,993
Cost for federal income tax purposes	$55,668,844

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

36

Mid Cap Stock Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (93.4%)	Value	Shares	Common Stock (93.4%)	Value

Consumer Discretionary (12.9%)			Financials (17.6%)
10,100	Black & Decker Corporation	$801,435	38,900	A.G. Edwards, Inc.	$2,072,592
83,100	Clear Channel		18,250	Affiliated Managers Group, Inc. #*	1,827,008
	Communications, Inc. *	2,397,435	44,000	American Capital Strategies, Ltd. *	1,736,680
56,100	E.W. Scripps Company *	2,688,873	37,600	Assurant, Inc. *	2,008,216
162,700	Foot Locker, Inc.	4,108,175	12,900	Bear Stearns Companies, Inc.	1,807,290
90,600	Goodyear Tire &		29,400	Brown & Brown, Inc. *	898,464
	Rubber Company #*	1,313,700	68,916	CapitalSource, Inc. *	1,779,411
50,300	Harman International		11,600	City National Corporation	777,896
	Industries, Inc.	4,197,032	136,500	Colonial BancGroup, Inc.	3,344,250
39,200	International Game Technology	1,626,800	24,500	Commerce Bancorp, Inc. *	899,395
144,300	Newell Rubbermaid, Inc. *	4,086,576	31,300	Cullen/Frost Bankers, Inc.	1,809,766
22,400	NIKE, Inc.	1,962,688	54,400	E*TRADE Financial Corporation #	1,301,248
67,700	Royal Caribbean Cruises, Ltd. *	2,627,437	69,600	Endurance Specialty Holdings, Ltd.	2,454,096
171,200	Service Corporation International	1,599,008	25,600	Everest Re Group, Ltd.	2,496,768
72,600	Tupperware Corporation *	1,412,796	58,962	Fidelity National Financial, Inc.	2,455,767
66,400	Viacom, Inc. #	2,468,752	65,900	General Growth Properties, Inc.	3,140,135
4,200	Washington Post Company	3,095,400	175,000	HCC Insurance Holdings, Inc.	5,754,000
78,000	WMS Industries, Inc. #*	2,278,380	22,000	Investors Financial Services
37,700	Wynn Resorts, Ltd. #*	2,563,977		Corporation *	947,760
56,400	Yum! Brands, Inc.	2,935,620	26,000	Leucadia National Corporation *	680,420

	Total Consumer		41,000	Mellon Financial Corporation	1,603,100
	Discretionary	42,164,084	36,100	Mercantile Bankshares

				Corporation	1,309,347
Consumer Staples (9.0%)			74,000	Nationwide Health
48,800	Alberto-Culver Company	2,468,792		Properties, Inc. *	1,978,760
32,200	Avon Products, Inc.	987,252	115,000	New York Community
80,900	Clorox Company	5,096,700		Bancorp, Inc. *	1,883,700
78,400	Coca-Cola Enterprises, Inc.	1,633,072	36,300	PartnerRe, Ltd. *	2,452,791
166,500	Constellation Brands, Inc. #	4,791,870	23,000	Philadelphia Consolidated
149,200	Flowers Foods, Inc.	4,010,496		Holding Corporation #	914,940
90,100	Hershey Company *	4,815,845	18,500	PMI Group, Inc. *	810,485
68,200	Hormel Foods Corporation	2,453,836	12,900	Radian Group, Inc.	774,000
85,100	Kroger Company	1,969,214	40,600	Rayonier, Inc. REIT	1,534,680
37,900	Pepsi Bottling Group, Inc.	1,345,450	15,400	SEI Investments Company	865,326

	Total Consumer Staples	29,572,527	112,500	U-Store-It Trust *	2,414,250

			43,800	W.R. Berkley Corporation	1,550,082
Energy (0.9%)			32,500	Westamerica Bancorporation *	1,641,575

10,700	Devon Energy Corporation	675,705		Total Financials	57,924,198

23,600	Range Resources Corporation	595,664
17,600	Southwestern Energy Company #	525,712	Health Care (11.4%)
13,100	Ultra Petroleum Corporation #	630,241	40,300	Advanced Medical Optics, Inc. #*	1,593,865
14,000	XTO Energy, Inc.	589,820	25,000	Aetna, Inc.	988,750

	Total Energy	3,017,142	17,900	Amylin Pharmaceuticals, Inc. #*	788,853

			62,700	Applera Corporation (Celera
				Genomics Group) #	872,784
			27,600	Beckman Coulter, Inc.	1,588,656

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

37

Mid Cap Stock Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (93.4%)	Value	Shares	Common Stock (93.4%)	Value

Health Care — continued			Information Technology (15.8%)
24,600	C.R. Bard, Inc.	$1,845,000	61,100	ADTRAN, Inc.	$1,456,624
16,400	Cephalon, Inc. #*	1,012,700	82,300	Advanced Micro Devices, Inc. #*	2,045,155
36,100	Cooper Companies, Inc. *	1,931,350	121,800	Alcatel SA ADR *	1,483,524
35,000	Cytyc Corporation #	856,800	18,300	Alliance Data Systems
39,506	Dade Behring Holdings, Inc.	1,586,561		Corporation #	1,009,977
31,700	Dentsply International, Inc.	954,487	26,800	Amphenol Corporation	1,659,724
18,000	Edwards Lifesciences		31,900	Analog Devices, Inc.	937,541
	Corporation #	838,620	52,300	BEA Systems, Inc. #	794,960
33,800	Endo Pharmaceutical		170,700	Brocade Communications #	1,205,142
	Holdings, Inc. #	1,100,190	12,700	CACI International, Inc. #	698,627
19,700	Express Scripts, Inc. #	1,487,153	65,400	Cadence Design Systems, Inc. #	1,109,184
28,700	Henry Schein, Inc. #	1,439,018	26,400	CDW Corporation	1,628,352
66,500	IMS Health, Inc. *	1,771,560	40,100	CheckFree Corporation #	1,656,932
11,700	Intuitive Surgical, Inc. #*	1,233,765	18,000	Cognizant Technology Solutions
16,100	Invitrogen Corporation #*	1,020,901		Corporation #	1,333,080
48,200	LifePoint Hospitals, Inc. #	1,702,424	237,900	Compuware Corporation #	1,853,241
29,600	Omnicare, Inc. *	1,275,464	21,600	Diebold, Inc. *	940,248
44,800	PDL BioPharma, Inc. #*	860,160	36,400	eFunds Corporation #	880,152
49,200	Quest Diagnostics, Inc.	3,009,072	64,300	Electronic Data Systems
34,300	Respironics, Inc. #	1,324,323		Corporation	1,576,636
18,100	Sierra Health Services, Inc. #	684,904	48,300	Fairchild Semiconductor
57,300	St. Jude Medical, Inc. #	2,022,117		International, Inc. #	903,210
16,500	Universal Health Services, Inc.	988,845	22,500	FormFactor, Inc. #	947,925
49,000	Vertex Pharmaceuticals, Inc. #*	1,648,850	71,600	Integrated Device
32,200	WebMD Health Corporation #*	1,105,748		Technology, Inc. #	1,149,896

	Total Health Care	37,532,920	29,700	International Rectifier

				Corporation #	1,034,748
Industrials (10.0%)			53,000	Intersil Corporation	1,301,150
306,000	Allied Waste Industries, Inc. #	3,448,620	103,700	Juniper Networks, Inc. #	1,791,936
155,900	AMR Corporation #*	3,607,526	42,500	MEMC Electronic Materials, Inc. #	1,556,775
27,500	Avery Dennison Corporation	1,654,675	27,600	Microchip Technology, Inc.	894,792
37,200	ChoicePoint, Inc. #	1,331,760	32,200	MoneyGram International, Inc.	935,732
67,800	Cintas Corporation	2,768,274	73,900	NVIDIA Corporation #	2,186,701
90,200	Laidlaw International, Inc.	2,465,166	20,500	Paychex, Inc.	755,425
27,942	Oshkosh Truck Corporation	1,410,233	43,200	QLogic Corporation #	816,480
127,600	Republic Services, Inc.	5,130,796	69,900	Red Hat, Inc. #*	1,473,492
29,600	Roper Industries, Inc.	1,324,304	33,000	Salesforce.com, Inc. #*	1,184,040
106,300	Southwest Airlines Company	1,770,958	226,800	STATS ChipPAC, Ltd. #*	1,363,068
20,000	Stericycle, Inc. #*	1,395,800	66,800	Sybase, Inc. #	1,619,232
39,323	Tetra Tech, Inc. #	685,007	44,500	Synopsys, Inc. #	877,540
20,629	URS Corporation #	802,262	159,400	Tellabs, Inc. #	1,747,024
138,200	Waste Management, Inc.	5,069,176	64,800	Varian Semiconductor Equipment

	Total Industrials	32,864,557		Associates, Inc. #	2,378,160

			74,300	Vishay Intertechnology, Inc. #*	1,043,172

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

38

Mid Cap Stock Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (93.4%)	Value	Shares	Common Stock (93.4%)	Value

Information Technology — continued			Telecommunications Services (1.2%)
71,200	Western Digital Corporation #	$1,288,720	291,700	Cincinnati Bell, Inc. #	$1,405,994
215,900	Wind River Systems, Inc. #*	2,312,289	39,700	NII Holdings, Inc. #*	2,467,752

	Total Information			Total Telecommunications
	Technology	51,830,606		Services	3,873,746

Materials (11.7%)			Utilities (2.9%)
43,500	Albemarle Corporation *	2,363,355	44,800	Aqua America, Inc.	982,912
82,100	Ball Corporation	3,320,945	225,700	CMS Energy Corporation #*	3,259,108
160,300	Bemis Company, Inc.	5,267,458	36,800	Northeast Utilities Service
264,800	Crown Holdings, Inc. #	4,925,280		Company	856,336
118,100	Lubrizol Corporation	5,400,713	38,500	Pepco Holdings, Inc.	930,545
412,500	Owens-Illinois, Inc. #	6,360,750	59,000	PPL Corporation	1,941,100
184,700	Pactiv Corporation #	5,249,174	7,100	Questar Corporation *	580,567
35,800	Rohm and Haas Company	1,695,130	22,700	Wisconsin Energy Corporation	979,278

42,200	RPM International, Inc.	801,378		Total Utilities	9,529,846

30,800	Sealed Air Corporation	1,666,896

17,197	Silgan Holdings, Inc.	645,919		Total Common Stock
72,600	Smurfit-Stone Container			(cost $287,787,795)	306,819,744

	Corporation #*	813,120

	Total Materials	38,510,118

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (16.6%)		Rate (+)Date	Value

54,508,729	Thrivent Financial Securities Lending Trust		5.320%	N/A	$54,508,729

		Total Collateral Held for Securities Loaned
		(cost $54,508,729)			54,508,729

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

39

Mid Cap Stock Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (5.7%)	Rate (+)	Date	Value

$5,610,000	CAFCO, LLC	5.370%	10/2/2006	$5,608,326
13,043,650	Thrivent Money Market Portfolio	5.070	N/A	13,043,650

	Total Short-Term Investments (at amortized cost)			18,651,976

	Total Investments (cost $360,948,500) 115.7%			379,980,449

	Other Assets and Liabilities, Net (15.7%)			(51,578,305)

	Total Net Assets 100.0%			328,402,144

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$23,783,780
Gross unrealized depreciation	(4,751,831)

Net unrealized appreciation (depreciation)	$19,031,949
Cost for federal income tax purposes	$360,948,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

40

Mid Cap Index Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (98.1%)	Value	Shares	Common Stock (98.1%)	Value

			4,700	ITT Educational Services, Inc. #	$311,610
Consumer Discretionary (14.8%)
			7,330	Laureate Education, Inc. #	350,814
6,833	99 Cents Only Stores #*	$80,834
			9,670	Lear Corporation *	200,169
12,580	Abercrombie & Fitch Company	874,058
			6,690	Lee Enterprises, Inc.	168,856
15,200	Advance Auto Parts, Inc.	500,688
			4,900	M.D.C. Holdings, Inc. *	227,605
7,500	Aeropostale, Inc. #	219,225

19,120	American Eagle Outfitters, Inc. є	838,030	3,500	Media General, Inc. *	132,020
			19,200	Michaels Stores, Inc.	835,968
8,200	American Greetings Corporation *	189,584
			4,860	Modine Manufacturing Company	118,244
10,450	AnnTaylor Stores Corporation #	437,437
			7,670	Mohawk Industries, Inc. #*	571,032
10,600	Applebee’s International, Inc. *	228,006
			16,200	O’Reilly Automotive, Inc. #	538,002
10,130	ArvinMeritor, Inc. *	144,251
			10,680	OSI Restaurant Partners, Inc. *	338,663
1,780	Bandag, Inc. *	73,051
			9,900	Pacific Sunwear of
7,370	Barnes & Noble, Inc.	279,618
				California, Inc. #*	149,292
5,600	Beazer Homes USA, Inc. *	218,624
			9,400	Payless ShoeSource, Inc. #	234,060
12,810	Belo Corporation	202,526
			20,000	PETsMART, Inc.	555,000
3,730	Blyth, Inc.	90,751
			12,500	Pier 1 Imports, Inc. *	92,750
5,410	Bob Evans Farms, Inc. *	163,815
			8,900	Polo Ralph Lauren Corporation	575,741
9,000	Borders Group, Inc. *	183,600
			13,910	Reader’s Digest
8,260	BorgWarner, Inc.	472,224
				Association, Inc. *	180,274
6,000	Boyd Gaming Corporation *	230,640
			6,500	Regis Corporation *	233,025
11,870	Brinker International, Inc.	475,868
			10,000	Rent-A-Center, Inc. #	292,900
9,060	Callaway Golf Company	118,777
			20,260	Ross Stores, Inc.	514,807
13,600	Career Education Corporation #	306,000
			8,400	Ruby Tuesday, Inc. *	236,796
15,300	CarMax, Inc. #	638,163
			6,200	Ryland Group, Inc. *	267,902
5,290	Catalina Marketing Corporation *	145,475
			19,650	Saks, Inc.	339,552
4,500	CBRL Group, Inc.	181,935
			3,810	Scholastic Corporation #	118,682
17,600	Charming Shoppes, Inc. #	251,328
			9,500	Scientific Games Corporation #	302,100
11,300	Cheesecake Factory, Inc. #*	307,247
			7,920	Sotheby’s Holdings, Inc.	255,341
25,300	Chico’s FAS, Inc. #*	544,709
			5,200	Thor Industries, Inc. *	214,084
13,620	Claire’s Stores, Inc.	397,159
			7,400	Timberland Company #	212,898
8,700	Coldwater Creek, Inc. #*	250,212
			18,100	Toll Brothers, Inc. #*	508,248
12,300	Corinthian Colleges, Inc. #*	132,963
			8,900	Tupperware Corporation *	173,194
8,620	DeVry, Inc. #*	183,347
			16,100	Urban Outfitters, Inc. #*	284,809
14,560	Dollar Tree Stores, Inc. #	450,778
			6,880	Valassis Communications, Inc. #	121,432
4,620	Emmis Communications
			820	Washington Post Company	604,340
	Corporation #*	56,595
			10,170	Westwood One, Inc.	72,004
4,200	Entercom Communications
			16,280	Williams-Sonoma, Inc. *	527,309

	Corporation *	105,840
				Total Consumer
22,300	Foot Locker, Inc.	563,075
				Discretionary	23,237,248

7,040	Furniture Brands

	International, Inc. *	134,042
			Consumer Staples (2.0%)
10,800	GameStop Corporation #*	499,824
			9,240	BJ’s Wholesale Club, Inc. #	269,623
21,020	Gentex Corporation *	298,694
			9,410	Church & Dwight Company, Inc. *	368,025
13,600	Hanesbrands, Inc. #	306,136
			8,250	Energizer Holdings, Inc. #	593,918
7,300	Harte-Hanks, Inc.	192,355
			10,430	Hormel Foods Corporation	375,271
5,200	Hovnanian Enterprises, Inc. #*	152,568
			8,276	J.M. Smucker Company	396,834
5,170	International Speedway
			3,540	Lancaster Colony Corporation	158,450
	Corporation	257,673

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

41

Mid Cap Index Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (98.1%)	Value	Shares	Common Stock (98.1%)	Value

Consumer Staples — continued			5,920	City National Corporation *	$396,995
8,710	PepsiAmericas, Inc.	$185,871	22,300	Colonial BancGroup, Inc.	546,350
5,210	Ruddick Corporation	135,616	8,000	Cullen/Frost Bankers, Inc.	462,560
14,300	Smithfield Foods, Inc. #	386,386	15,700	Developers Diversified
3,830	Tootsie Roll Industries, Inc. *	112,257		Realty Corporation	875,432
3,740	Universal Corporation	136,622	18,200	Eaton Vance Corporation	525,252

	Total Consumer Staples	3,118,873	9,410	Everest Re Group, Ltd.	917,757

			25,430	Fidelity National Financial, Inc.	1,059,160
Energy (8.0%)			13,800	First American Corporation	584,292
20,600	Arch Coal, Inc. *	595,546	15,900	First Niagara Financial
15,960	Cameron International			Group, Inc.	231,822
	Corporation #	771,028	11,680	FirstMerit Corporation *	270,626
17,100	Denbury Resources, Inc. #	494,190	7,360	Greater Bay Bancorp	207,626
22,030	ENSCO International, Inc.	965,575	7,270	Hanover Insurance Group, Inc.	324,460
9,800	FMC Technologies, Inc. #	526,260	16,050	HCC Insurance Holdings, Inc.	527,724
7,900	Forest Oil Corporation #*	249,561	7,900	Highwoods Properties, Inc. *	293,959
18,760	Grant Prideco, Inc. #	713,443	6,260	Horace Mann Educators Corporation	120,380
14,820	Hanover Compressor Company #*	270,020	10,700	Hospitality Properties Trust	505,040
15,080	Helmerich & Payne, Inc.	347,292	9,900	IndyMac Bancorp, Inc. *	407,484
18,700	Newfield Exploration Company #	720,698	9,440	Investors Financial
25,300	Noble Energy, Inc.	1,153,427		Services Corporation *	406,675
4,300	Overseas Shipholding Group, Inc.	265,611	14,500	Jefferies Group, Inc.	413,250
23,800	Patterson-UTI Energy, Inc.	565,488	23,270	Leucadia National Corporation *	608,976
37,900	Peabody Energy Corporation	1,393,962	13,000	Liberty Property Trust *	621,270
17,900	Pioneer Natural		9,626	Longview Fibre Company	195,600
	Resources Company *	700,248	10,300	Macerich Company	786,508
11,000	Plains Exploration &		9,000	Mack-Cali Realty Corporation	466,200
	Production Company #	472,010	18,080	Mercantile Bankshares Corporation	655,762
8,300	Pogo Producing Company *	339,885	5,200	Mercury General Corporation	257,972
23,420	Pride International, Inc. #	642,176	15,100	New Plan Excel Realty
7,900	Quicksilver Resources, Inc. #*	252,010		Trust, Inc. *	408,455
24,100	Southwestern Energy Company #	719,867	37,311	New York Community
8,300	Tidewater, Inc.	366,777		Bancorp, Inc. *	611,154

	Total Energy	12,525,074	9,030	Ohio Casualty Corporation	233,606

			33,050	Old Republic International
Financials (18.2%)				Corporation	732,058
10,920	A.G. Edwards, Inc.	581,818	12,380	PMI Group, Inc. *	542,368
12,700	AMB Property Corporation	699,897	5,508	Potlatch Corporation *	204,339
6,690	American Financial Group, Inc.	313,962	10,070	Protective Life Corporation	460,702
17,890	AmeriCredit Corporation #*	447,071	11,720	Radian Group, Inc. *	703,200
6,100	AmerUs Group Company *	414,861	13,025	Raymond James Financial, Inc.	380,851
13,900	Arthur J. Gallagher & Company *	370,713	11,008	Rayonier, Inc. REIT	416,102
19,193	Associated Banc-Corp	623,772	9,900	Regency Centers Corporation	680,724
12,470	Astoria Financial Corporation	384,325	9,070	SEI Investments Company	509,643
7,400	Bank of Hawaii Corporation	356,384	7,900	StanCorp Financial Group, Inc.	352,577
16,400	Brown & Brown, Inc.	501,184	5,130	SVB Financial Group #*	229,003
7,500	Cathay General Bancorp *	270,750	16,220	TCF Financial Corporation	426,424

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

42

Mid Cap Index Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (98.1%)	Value	Shares	Common Stock (98.1%)	Value

Financials — continued			10,700	ResMed, Inc. #	$430,675
6,640	Texas Regional Bancshares, Inc.	$255,308	15,750	Sepracor, Inc. #*	762,930
19,400	United Dominion Realty		9,500	STERIS Corporation	228,570
	Trust, Inc. *	585,880	5,600	Techne Corporation #*	284,816
5,900	Unitrin, Inc.	260,603	12,600	Triad Hospitals, Inc. #	554,778
24,175	W.R. Berkley Corporation	855,553	8,200	Universal Health Services, Inc.	491,426
12,240	Waddell & Reed Financial, Inc.	302,940	13,410	Valeant Pharmaceuticals
12,727	Washington Federal, Inc.	285,594		International *	265,250
7,630	Webster Financial Corporation	359,449	18,700	Varian Medical Systems, Inc. #	998,393
11,500	Weingarten Realty Investors	494,730	4,500	Varian, Inc. #	206,415
4,520	Westamerica Bancorporation *	228,305	12,000	VCA Antech, Inc. #	432,720
9,880	Wilmington Trust Corporation *	440,154	17,320	Vertex Pharmaceuticals, Inc. #*	582,818

	Total Financials	28,593,591		Total Health Care	16,874,040

Health Care (10.7%)			Industrials (15.2%)
8,506	Advanced Medical Optics, Inc. #*	336,412	12,960	Adesa, Inc.	299,506
9,700	Affymetrix, Inc. #*	209,132	13,030	AGCO Corporation #*	330,310
6,170	Apria Healthcare Group, Inc. #*	121,796	13,000	AirTran Holdings, Inc. #*	128,960
8,830	Beckman Coulter, Inc.	508,255	5,740	Alaska Air Group, Inc. #	218,350
8,800	Cephalon, Inc. #*	543,400	6,360	Alexander & Baldwin, Inc. *	282,193
9,800	Charles River Laboratories		5,000	Alliant Techsystems, Inc. #	405,300
	International, Inc. #	425,418	10,080	AMETEK, Inc.	438,984
13,500	Community Health Systems, Inc. #	504,225	14,320	Avis Budget Group, Inc.	261,913
9,210	Covance, Inc. #	611,360	3,520	Banta Corporation	167,552
16,100	Cytyc Corporation #	394,128	6,760	Brink’s Company	358,686
22,080	Dentsply International, Inc.	664,829	24,900	C.H. Robinson Worldwide, Inc.	1,110,042
8,320	Edwards Lifesciences Corporation #	387,629	4,470	Carlisle Companies, Inc.	375,927
7,500	Gen-Probe, Inc. #	351,675	12,286	ChoicePoint, Inc. #	439,839
16,580	Health Net, Inc. #	721,562	6,830	Con-way, Inc.	306,121
12,600	Henry Schein, Inc. #	631,764	10,200	Copart, Inc. #	287,538
8,750	Hillenbrand Industries, Inc.	498,575	5,800	Corporate Executive Board Company	521,478
5,200	Intuitive Surgical, Inc. #*	548,340	7,300	Crane Company	305,140
7,700	Invitrogen Corporation #*	488,257	7,300	Deluxe Corporation *	124,830
8,200	LifePoint Hospitals, Inc. #	289,624	10,200	Donaldson Company, Inc. *	376,380
13,420	Lincare Holdings, Inc. #	464,869	5,800	DRS Technologies, Inc. *	253,286
4,600	Martek Biosciences Corporation #*	98,946	9,020	Dun & Bradstreet Corporation #	676,410
7,900	Medicis Pharmaceutical		30,640	Expeditors International of
	Corporation *	255,565		Washington, Inc.	1,365,931
45,247	Millennium Pharmaceuticals, Inc. #	450,208	17,960	Fastenal Company *	692,717
17,420	Omnicare, Inc. *	750,628	7,100	Federal Signal Corporation	108,275
5,000	Par Pharmaceutical		8,130	Flowserve Corporation #	411,297
	Companies, Inc. #*	91,200	7,420	GATX Corporation *	306,965
16,460	PDL BioPharma, Inc. #*	316,032	9,700	Graco, Inc.	378,882
10,850	Perrigo Company	184,124	4,860	Granite Construction, Inc. *	259,281
14,800	Pharmaceutical Product		6,050	Harsco Corporation	469,782
	Development, Inc.	528,212	9,390	Herman Miller, Inc.	321,232
7,600	Psychiatric Solutions, Inc. #*	259,084	7,230	HNI Corporation *	300,623

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

43

Mid Cap Index Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (98.1%)	Value	Shares	Common Stock (98.1%)	Value

Industrials — continued			23,000	Andrew Corporation #	$212,290
8,730	Hubbell, Inc.	$418,167	17,470	Arrow Electronics, Inc. #	479,202
8,360	Jacobs Engineering Group, Inc. #	624,743	61,520	Atmel Corporation #*	371,581
15,240	JB Hunt Transport Services, Inc.	316,535	18,320	Avnet, Inc. #	359,438
25,175	JetBlue Airways Corporation #*	233,372	7,280	Avocent Corporation #	219,274
17,050	Joy Global, Inc.	641,250	17,300	BISYS Group, Inc. #	187,878
3,220	Kelly Services, Inc.	88,260	40,280	Cadence Design Systems, Inc. #є	683,149
5,570	Kennametal, Inc.	315,540	8,670	CDW Corporation	534,766
6,340	Korn/Ferry International #*	132,760	19,900	Ceridian Corporation #	444,964
6,200	Lincoln Electric Holdings, Inc. *	337,590	12,780	CheckFree Corporation #	528,070
12,370	Manpower, Inc.	757,910	20,300	Cognizant Technology
4,400	Mine Safety Appliances Company *	156,816		Solutions Corporation #	1,503,419
7,800	MSC Industrial Direct		8,450	CommScope, Inc. #*	277,667
	Company, Inc.	317,772	11,100	Cree, Inc. #*	223,221
7,600	Navigant Consulting, Inc. #*	152,456	6,970	CSG Systems International, Inc. #	184,217
4,790	Nordson Corporation	190,929	20,360	Cypress Semiconductor
10,500	Oshkosh Truck Corporation	529,935		Corporation #*	361,797
14,460	Pentair, Inc.	378,707	9,430	Diebold, Inc. *	410,488
19,380	Precision Castparts Corporation	1,224,041	8,310	DST Systems, Inc. #	512,478
17,010	Quanta Services, Inc. #*	286,789	5,770	Dycom Industries, Inc. #*	124,055
16,500	Republic Services, Inc.	663,465	5,800	F5 Networks, Inc. #	311,576
4,332	Rollins, Inc. *	91,449	8,950	Fair Isaac Corporation	327,302
12,600	Roper Industries, Inc.	563,724	17,600	Fairchild Semiconductor
1,000	Sequa Corporation #*	93,860		International, Inc. #	329,120
8,260	SPX Corporation	441,414	9,400	Fidelity National Information
6,300	Stericycle, Inc. #*	439,677		Services, Inc.	347,800
7,660	Swift Transportation		8,200	Gartner Group, Inc. #*	144,238
	Company, Inc. #*	181,695	19,200	Harris Corporation є	854,208
5,740	Teleflex, Inc.	319,374	4,910	Imation Corporation *	197,136
7,400	Thomas & Betts Corporation #	353,054	19,900	Ingram Micro, Inc. #	381,284
13,500	Timken Company	402,030	28,650	Integrated Device
11,395	Trinity Industries, Inc. *	366,577		Technology, Inc. #	460,119
9,420	United Rentals, Inc. #*	219,015	10,250	International Rectifier
7,400	Werner Enterprises, Inc. *	138,454		Corporation #	357,110
8,300	YRC Worldwide, Inc. #*	307,432	20,100	Intersil Corporation	493,455

	Total Industrials	23,968,522	11,260	Jack Henry & Associates, Inc.	245,130

			12,680	KEMET Corporation #*	102,328
Information Technology (15.6%)			20,300	Lam Research Corporation #	920,199
56,600	3Com Corporation #	249,606	16,350	Lattice Semiconductor
35,788	Activision, Inc. #*	540,399		Corporation #	111,507
9,690	Acxiom Corporation	238,955	7,540	Macrovision Corporation #	178,623
9,380	ADTRAN, Inc.	223,619	22,920	McAfee, Inc. #	560,623
3,000	Advent Software, Inc. #*	108,630	22,800	McDATA Corporation #*	114,684
9,500	Alliance Data Systems		23,900	MEMC Electronic Materials, Inc. #	875,457
	Corporation #*	524,305	11,670	Mentor Graphics Corporation #*	164,314
12,800	Amphenol Corporation	792,704	8,450	Micrel, Inc. #*	81,036

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

44

Mid Cap Index Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (98.1%)	Value	Shares	Common Stock (98.1%)	Value

Information Technology — continued			11,800	Packaging Corporation of America	$273,760
30,860	Microchip Technology, Inc.	$1,000,481	9,200	Reliance Steel &
12,100	MoneyGram International, Inc.	351,626		Aluminum Company	295,688
14,860	MPS Group, Inc. #	224,535	17,000	RPM International, Inc. *	322,830
8,175	National Instruments Corporation	223,504	6,700	Scotts Company *	298,083
5,890	Newport Corporation #	96,007	6,730	Sensient Technologies Corporation	131,706
14,800	Palm, Inc. #*	215,488	14,180	Sonoco Products Company	477,015
6,840	Plantronics, Inc. *	119,905	6,500	Steel Dynamics, Inc. *	327,925
6,560	Plexus Corporation #	125,952	14,560	Valspar Corporation	387,296
12,720	Polycom, Inc. #	312,022	10,500	Worthington Industries, Inc. *	179,130

16,160	Powerwave Technologies, Inc. #*	122,816		Total Materials	7,798,277

7,780	Reynolds and Reynolds Company	307,388
27,540	RF Micro Devices, Inc. #*	208,753	Telecommunications Services (0.5%)
10,390	Semtech Corporation #	132,576	35,410	Cincinnati Bell, Inc. #	170,676
8,100	Silicon Laboratories, Inc. #*	251,262	14,920	Telephone and Data Systems, Inc.	628,132

5,900	SRA International, Inc. #*	177,354		Total Telecommunications
12,780	Sybase, Inc. #	309,787		Services	798,808

20,280	Synopsys, Inc. #	399,922
7,880	Tech Data Corporation #	287,856	Utilities (8.2%)
5,420	Transaction Systems		11,280	AGL Resources, Inc.	411,720
	Architects, Inc. #	186,014	16,900	Alliant Energy Corporation	603,837
19,952	TriQuint Semiconductor, Inc. #*	103,750	18,966	Aqua America, Inc. *	416,114
15,200	UTStarcom, Inc. #*	134,824	53,680	Aquila, Inc. #є	232,434
26,420	Vishay Intertechnology, Inc. #	370,937	4,900	Black Hills Corporation *	164,689
31,700	Western Digital Corporation #	573,770	16,530	DPL, Inc. *	448,294
10,950	Wind River Systems, Inc. #	117,274	11,300	Duquesne Light Holdings, Inc. *	222,158
10,100	Zebra Technologies Corporation #	360,974	21,250	Energy East Corporation *	504,050

	Total Information		17,400	Equitable Resources, Inc. *	608,652
	Technology	24,568,198	11,550	Great Plains Energy, Inc. *	358,281

			11,780	Hawaiian Electric
Materials (4.9%)				Industries, Inc. *	318,767
11,190	Airgas, Inc.	404,742	6,230	IDACORP, Inc. *	235,556
5,610	Albemarle Corporation *	304,791	25,825	MDU Resources Group, Inc.	576,930
7,940	Bowater, Inc. *	163,326	12,000	National Fuel Gas Company *	436,200
9,090	Cabot Corporation *	338,148	22,170	Northeast Utilities
34,500	Chemtura Corporation	299,115		Service Company	515,896
17,200	Commercial Metals Company	349,676	15,540	NSTAR	518,414
5,960	Cytec Industries, Inc.	331,316	12,990	OGE Energy Corporation	469,069
6,200	Ferro Corporation	110,236	15,700	ONEOK, Inc.	593,303
7,100	Florida Rock Industries, Inc. *	274,841	27,443	Pepco Holdings, Inc.	663,297
5,700	FMC Corporation	365,199	10,075	PNM Resources, Inc.	277,768
6,480	Glatfelter Company	87,804	16,760	Puget Energy, Inc.	380,955
9,760	Lubrizol Corporation	446,325	12,310	Questar Corporation	1,006,589
30,240	Lyondell Chemical Company	767,189	16,830	SCANA Corporation	677,744
6,420	Martin Marietta Materials, Inc.	543,260	31,700	Sierra Pacific Resources #	454,578
2,980	Minerals Technologies, Inc. *	159,132	10,990	Vectren Corporation	295,082
10,400	Olin Corporation	159,744	12,720	Westar Energy, Inc.	299,047

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

45

Mid Cap Index Portfolio
Schedule of Investments as of September 29, 2006 (unaudited)
Shares	Common Stock (98.1%)Value

Utilities — continued
7,110	WGL Holdings, Inc. *	$222,827
16,870	Wisconsin Energy Corporation	727,772
6,200	WPS Resources Corporation	307,706

	Total Utilities	12,947,729

	Total Common Stock
	(cost $121,004,381)	154,430,360

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (25.7%)		Rate (+)	Date	Value

40,510,013	Thrivent Financial Securities Lending Trust		5.320%	N/A	$40,510,013

		Total Collateral Held for Securities Loaned
		(cost $40,510,013)			40,510,013

Shares or
Principal			Interest	Maturity
Amount	Short-Term Investments (1.6%)		Rate (+)	Date	Value

$300,000	Federal National Mortgage Association є		5.270%	2/7/2007	$294,613
2,191,290	Thrivent Money Market Portfolio		5.070	N/A	2,191,290

		Total Short-Term Investments (cost $2,485,710)			2,485,903

		Total Investments (cost $164,000,104) 125.4%			197,426,276

		Other Assets and Liabilities, Net (25.4%)			(39,957,866)

		Total Net Assets 100.0%			157,468,410

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

S&P 400 Index Mini-Futures	32	December 2006	$2,427,848	$2,433,920	$6,072

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

є At September 29, 2006, $294,613 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $2,646,391 of investments were earmarked as collateral to cover open financial futures contracts.

Definitions:

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$39,630,324
Gross unrealized depreciation	(6,204,152)

Net unrealized appreciation (depreciation)	$33,426,172
Cost for federal income tax purposes	$164,000,104

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

46

Partner International Stock Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (96.7%)	Value (a)	Shares	Common Stock (96.7%)	Value (a)

Australia (2.2%)			91,789	LVMH Moet Hennessy
333,900	AMP, Ltd. *Ω	$2,223,843		Louis Vuitton SA *	$9,440,335
309,100	Brambles Industries, Ltd. *Ω	2,935,655	36,017	Pernod Ricard SA *	7,491,655

902,100	Lend Lease Corporation, Ltd.	10,755,073	12,310	Pinault-Printemps-Redoute SA #	1,824,067
1,465,900	Macquarie Infrastructure GroupΩ	3,494,473	142,100	Safran SA #*	2,870,218
152,400	Rinker Group, Ltd. # Ω	1,568,606	138,700	Schneider Electric SA *	15,447,128
57,000	Rio Tinto, Ltd. *	2,972,127	34,710	Societe Generale *	5,514,524
480,600	Transurban Group *	2,613,480	100,015	Societe Television Francaise 1 *	3,197,018

	Total Australia	26,563,257	108,655	Total SA *	7,126,809

			86,600	Veolia Environnement #	5,218,457

Austria (1.0%)				Total France	104,022,060

150,170	Erste Bank der oesterreichischen
	Sparkassen AG	9,342,608	Germany (6.1%)
50,700	Wiener Staedtische Allgemeine		268,400	Adidas AG *	12,614,085
	Versicherung AG	3,181,300	210,277	Commerzbank AG	7,067,291

	Total Austria	12,523,908	447,500	Deutsche Post AG-REG	11,740,207

			47,859	Fresenius Medical Care
Belgium (1.0%)				AG & Company	6,203,597
108,790	InBev NV #	5,992,196	85,881	Hypo Real Estate Holding AG	5,353,764
47,760	KBC Groep NV #	5,027,555	193,900	Metro AG *	11,317,136
11,045	UCB SA *	702,112	215,342	Praktiker Bau — und

	Total Belgium	11,721,863		Heimwerkermaerkte

				Holding AG *	7,138,099
Brazil (1.1%)			148,100	Siemens AG	12,886,634

50,100	Banco Itau Holding			Total Germany	74,320,813

	Financeira SA #	1,500,028
170,500	Companhia Vale do Rio		Greece (1.4%)
	Doce SP ADR *	3,155,955	75,023	Cosmote Mobile
115,590	Petroleo Brasileiro SA ADR	8,650,756		Telecommunications SA	1,799,800

	Total Brazil	13,306,739	328,449	Hellenic Telecommunication

				Organization SA #	8,040,670
Canada (0.3%)			179,094	National Bank of Greece SA	7,727,272

53,700	Telus Corporation	3,005,589		Total Greece	17,567,742

	Total Canada	3,005,589

			Hong Kong (1.2%)
Denmark (0.5%)			2,118,000	China Overseas Land &
80,733	Novo Nordisk AS	6,007,443		Investment, Ltd. #	1,630,985

	Total Denmark	6,007,443	2,804,000	China Petroleum & Chemical

				Corporation #	1,738,036
Finland (0.3%)			170,000	Shangri-La Asia, Ltd. #	377,737
213,899	Nokia Oyj	4,213,615	1,062,600	Swire Pacific, Ltd.	11,092,547

	Total Finland	4,213,615		Total Hong Kong	14,839,305

France (8.5%)			Ireland (0.7%)
111,036	Accor SA #*	7,557,291	379,696	Anglo Irish Bank Corporation plc	6,228,777
711,129	Axa SA *	26,204,730	55,888	CRH plc	1,893,013

192,200	Carrefour SA *	12,129,828		Total Ireland	8,121,790

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

47

Partner International Stock Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (96.7%)	Value (a)	Shares	Common Stock (96.7%)	Value (a)

Italy (6.7%)			103,500	Seven & I Holdings
663,000	AEM SPA #	$1,791,428		Company, Ltd. #	$3,334,557
643,570	Banca Intesa SPA	4,231,518	68,000	Shin-Etsu Chemical
908,218	Banca Intesa SPA *	5,557,912		Company, Ltd. #	4,342,813
887,122	Capitalia SPA	7,339,174	32,500	SMC Corporation #	4,305,146
595,551	Eni SPA #*	17,696,081	113,500	Sony Corporation *	4,583,819
114,450	Lottomatica SPA *	4,318,695	899,900	Sumitomo Corporation #*	11,251,744
157,000	Mediobanca SPA #*	3,424,635	1,090	Sumitomo Mitsui Financial
607,690	Saipem SPA *	13,212,287		Group, Inc. #*	11,445,947
2,897,320	UniCredito Italiano SPA *	24,044,890	1,476,400	Sumitomo Trust and Banking

	Total Italy	81,616,620		Company, Ltd. #*	15,485,849

			42,600	T&D Holdings, Inc. #	3,086,275
Japan (22.0%)			245,000	Takeda Pharmaceutical
84,650	Aiful Corporation #	3,273,767		Company, Ltd. #*	15,308,635
73,000	Astellas Pharmaceutical, Inc. #*	2,938,951	354,000	Toyota Motor Corporation *	19,263,532
675,400	Bridgestone Corporation #	13,676,931	114,000	Ushio, Inc. #*	2,460,178

59,850	Canon, Inc. #	3,127,725		Total Japan	269,787,335

73,000	Credit Saison Company, Ltd. #	3,078,535
230,500	Daito Trust Construction		Luxembourg (0.5%)
	Company, Ltd. #*	12,519,949	401,200	SES Global SA *	6,020,645

41,300	Fanuc, Ltd.	3,223,607		Total Luxembourg	6,020,645

292,900	Fuji Film Holdings Corporation #	10,679,851
90,600	Honda Motor Company #*	3,044,819	Mexico (1.8%)
109,300	Hoya Corporation *	4,122,183	154,300	America Movil SA de CV ADR	6,074,791
98,600	IBIDEN Company, Ltd. #*	5,211,688	1,418,800	Grupo Financiero Banorte
88,000	JSR Corporation #*	1,940,351		SA de CV *	4,440,687
21,300	Keyence Corporation #*	4,902,281	106,000	Grupo Televisia SA ADR	2,253,560
141,600	Kyocera Corporation #*	12,117,631	248,600	Telefonos de Mexico SA de
64,500	Leopalace21 Corporation #	2,356,040		CV ADR	6,359,188
342,500	MARUI Company, Ltd. #*	5,027,226	676,676	Wal-Mart de Mexico SA
260,800	Mitsubishi Corporation #*	4,912,389		de CV *	2,301,954

128,000	Mitsubishi Estate			Total Mexico	21,430,180

	Company, Ltd. #	2,799,376
1,634	Mitsubishi UFJ Financial		Netherlands (2.5%)
	Group, Inc. #	21,025,862	334,900	ABN AMRO Holding NV	9,765,185
344,000	Mitsui Fudosan Company, Ltd. #	7,823,387	362,300	ING Groep NV	15,921,996
385,000	Mitsui Trust Holdings, Inc. #	4,389,497	107,568	Royal Numico NV	4,842,756

38,600	Nidec Corporation #*	2,911,543		Total Netherlands	30,529,937

615,800	Nikon Corporation #*	12,741,841
41,300	Nitto Denko Corporation #	2,446,620	Norway (0.4%)
23,200	ORIX Corporation #	6,410,028	388,200	Telenor ASA	5,047,712

24,000	Otsuka Corporation #*	2,552,594		Total Norway	5,047,712

7,330	Rakuten, Inc. *	2,879,588
1,408	Resona Holdings, Inc. #*	4,228,416	Portugal (0.5%)
95,600	Secom Company, Ltd.	4,737,373	480,900	Portugal Telecom SGPS SA #	5,999,054

118,600	Sega Sammy Holdings, Inc. #	3,818,791		Total Portugal	5,999,054

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

48

Partner International Stock Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (96.7%)	Value (a)	Shares	Common Stock (96.7%)	Value (a)

Singapore	(2.7%)		Switzerland (7.9%)
679,600	Keppel Corporation, Ltd. *	$6,316,177	20,250	Givaudan SA	$16,199,720
6,119,050	Singapore Telecommunications,		99,557	Holcim, Ltd.	8,130,483
	Ltd. *	9,380,257	45,350	Nestle SA	15,801,489
1,417,720	StarHub, Ltd. #	2,008,355	20,744	Nobel Biocare Holding AG	5,100,532
1,211,500	United Overseas Bank, Ltd.	12,414,233	177,279	Novartis AG	10,342,603
364,000	Venture Corporation, Ltd.	2,880,809	72,000	Swatch Group AG *	13,904,878

	Total Singapore	32,999,831	40,065	Swiss Life Holding	9,360,978

			100,400	Swiss Reinsurance Company #	7,674,157
South Africa (0.2%)			175,032	UBS AG	10,462,407

188,200	Naspers, Ltd.	2,890,460		Total Switzerland	96,977,247

	Total South Africa	2,890,460

			Taiwan (0.5%)
South Korea (1.8%)			432,000	Hon Hai Precision Industry
41,810	Kookmin Bank #	3,274,395		Company, Ltd. (Foxconn)	2,629,315
40,000	Kookmin Bank ADR	3,121,200	160,000	Media Tek, Inc. #	1,515,144
135,300	LG Electronics, Inc. #	8,725,275	172,935	Taiwan Semiconductor
5,770	Lotte Shopping Company, Ltd. #	2,045,600		Manufacturing Company,
7,521	Samsung Electronics Company,			Ltd. ADR	1,660,179

	Ltd. #	5,272,737		Total Taiwan	5,804,638

	Total South Korea	22,439,207

			United Kingdom (16.1%)
Spain (6.7%)			661,700	Amvescap plc	7,178,844
36,542	Acciona SA *	5,556,882	198,600	AstraZeneca plc	12,403,966
140,913	Actividades de Construccion y		421,919	Aviva plc #	6,181,615
	Servicios SA	6,676,964	317,769	BP Amoco plc	3,473,862
555,900	Banco Bilbao Vizcaya		1,028,800	British Sky Broadcasting
	Argentaria SA *	12,855,417		Group plc #±	10,504,701
104,165	Cintra Concesiones de		659,360	Capita Group plc ±	6,756,064
	Infraestructuras de		1,263,490	Friends Provident plc #	4,576,810
	Transporte SA *	1,466,249	806,261	GlaxoSmithKline plc	21,441,923
73,400	Compania de Distribucion		2,625,100	Group 4 Securicor plc	8,312,735
	Integral Logista SA	4,473,993	198,100	Johnson Matthey plc ±	5,106,945
201,100	Enagas *	4,874,724	2,821,300	Kingfisher plc	12,960,760
51,000	Grupo Ferrovial SA *	4,095,243	1,248,000	Lloyds TSB Group plc	12,617,862
373,600	Iberdrola SA	16,683,140	173,641	Next plc	6,161,638
201,700	Repsol YPF SA *	5,995,958	938,700	Pearson plc #±	13,352,704
1,143,020	Telefonica SA *	19,787,030	146,875	Reckitt Benckiser plc	6,084,436

	Total Spain	82,465,600	356,000	Royal Bank of Scotland Group plc	12,248,973

			321,917	Royal Dutch Shell plc	10,950,904
Sweden (2.1%)			547,460	Unilever plc	13,485,802
463,000	Assa Abloy AB *	8,603,604	4,517,888	Vodafone Group plc	10,318,987
238,700	Atlas Copco AB *	6,263,010	1,063,700	WPP Group plc	13,175,660

110,100	Skandinaviska Enskilda Banken #	2,960,571		Total United Kingdom	197,295,191

2,206,900	Telefonaktiebolaget LM Ericsson	7,624,710

	Total Sweden	25,451,895		Total Common Stock

				(cost $975,991,791)	1,182,969,676

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

49

Partner International Stock Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

		Interest
Shares	Collateral Held for Securities Loaned (23.5%)	Rate (+)	Date	Value

288,185,124	Thrivent Financial SecuritiesLending Trust	5.320%	N/A	$288,185,124

	Total Collateral Held forSecurities Loaned
	(cost $288,185,124)			288,185,124

Shares or
Principal		Interest
Amount	Short-Term Investments (3.2%)	Rate (+)	Date	Value

$20,930,000	Barclays Bank PLC Repurchase Agreement	5.330%	10/2/2006	$20,930,000
3,000,000	Park Avenue Receivables Corporation	5.300	10/12/2006	2,994,700
14,957,588	Thrivent Money Market Portfolio	5.070	N/A	14,957,588

	Total Short-Term Investments (at amortized cost)			38,882,288

	Total Investments (cost $1,303,059,203) 123.4%			$1,510,037,088

	Other Assets and Liabilities, Net (23.4%)			(286,157,181)

	Total Net Assets 100.0%			$1,223,879,907

a See discussion of Fair Valuation of International Securities in Notes to Schedules of Investments.

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Ω  Denotes investments purchased on a when-issued basis.

± Designated as cover for long settling trades.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$226,971,232
Gross unrealized depreciation	(19,993,347)

Net unrealized appreciation (depreciation)	$206,977,885
Cost for federal income tax purposes	$1,303,059,203

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

50

Partner All Cap Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (99.7%)	Value	Shares	Common Stock (99.7%)	Value

Consumer Discretionary (9.9%)			18,000	Citigroup, Inc.	$894,060
17,700	Best Buy Company, Inc.	$948,012	6,900	CompuCredit Corporation #*	208,449
3,600	Columbia Sportswear Company #*	200,988	24,398	Countrywide Financial
44,600	EchoStar Communications			Corporation	854,906
	Corporation #	1,460,204	9,700	Endurance Specialty
16,800	Federated Department Stores, Inc.	725,928		Holdings, Ltd.	342,022
12,255	Liberty Media Holding		22,400	Federal National Mortgage
	Corporation #	1,024,150		Association	1,252,384
49,600	News Corporation	974,640	10,300	Golden West Financial Corporation	795,675
21,400	OfficeMax, Inc. *	871,836	12,900	Merrill Lynch & Company, Inc.	1,009,038
11,700	Penn National Gaming, Inc. #	427,284	24,800	MetLife, Inc.	1,405,664
24,600	PETsMART, Inc.	682,650	25,500	Old Republic International
34,300	Staples, Inc.	834,519		Corporation	564,825
11,800	Wynn Resorts, Ltd. #*	802,518	7,000	PartnerRe, Ltd. *	472,990

	Total Consumer		16,400	Prudential Financial, Inc.	1,250,500
	Discretionary	8,952,729	15,400	Radian Group, Inc. *	924,000

			8,600	SLM Corporation	447,028
Consumer Staples (9.3%)			18,450	W.R. Berkley Corporation	652,946
44,700	Altria Group, Inc.	3,421,785	21,900	Willis Group Holdings, Ltd. *	832,200
6,100	Archer-Daniels-Midland Company	231,068	18,500	Zenith National Insurance
19,200	BJ’s Wholesale Club, Inc. #	560,256		Corporation*	737,965

38,300	CVS Corporation	1,230,196		Total Financials	19,711,561

9,900	General Mills, Inc.	560,340
21,300	Hershey Company	1,138,485	Health Care (12.8%)
57,900	Playtex Products, Inc. #*	775,860	7,300	Advanced Magnetics, Inc. #*	248,930
8,200	Procter & Gamble Company	508,236	8,500	Allergan, Inc.	957,185

	Total Consumer Staples	8,426,226	50,114	Auxilium Pharmaceuticals, Inc. #*	507,154

			25,000	Baxter International, Inc.	1,136,500
Energy (9.5%)			7,150	Cardinal Health, Inc. *	470,041
40,900	Exxon Mobil Corporation	2,744,390	28,900	Gilead Sciences, Inc. #	1,985,430
9,400	GlobalSantaFe Corporation *	469,906	7,200	Johnson & Johnson	467,568
3,600	Holly Corporation *	155,988	13,150	Medco Health Solutions, Inc. #	790,446
29,600	Occidental Petroleum Corporation	1,424,056	25,000	MedImmune, Inc. #*	730,250
16,800	Schlumberger, Ltd.	1,042,104	8,800	Merck & Company, Inc.	368,720
15,400	Southwestern Energy Company #	459,998	13,400	Omnicare, Inc.	577,406
3,800	Tesoro Petroleum Corporation *	220,324	51,700	Pfizer, Inc.	1,466,212
12,200	Transocean, Inc. #	893,406	44,900	Theravance, Inc. #*	1,214,096
7,800	Ultra Petroleum Corporation #*	375,258	12,250	Thermo Electron Corporation #	481,792
15,600	Valero Energy Corporation	802,932	4,520	UnitedHealth Group, Inc.	222,384

	Total Energy	8,588,362		Total Health Care	11,624,114

Financials (21.7%)			Industrials (11.3%)
15,300	ACE, Ltd.	837,369	8,500	BE Aerospace, Inc. #	179,265
13,500	Ambac Financial Group, Inc.	1,117,125	11,100	Boeing Company	875,235
18,400	Aspen Insurance Holdings, Ltd.	475,272	6,000	Bucyrus International, Inc.	254,520
59,900	Bank of America Corporation	3,208,843	5,600	Caterpillar, Inc.	368,480
450	Berkshire Hathaway, Inc. #	1,428,300	3,400	Deere & Company	285,294

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

51

Partner All Cap Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (99.7%)	Value	Shares	Common Stock (99.7%)	Value

Industrials — continued			Materials (2.8%)
84,400	General Electric Company	$2,979,320	26,300	Alcoa, Inc.	$737,452
5,200	Jacobs Engineering Group, Inc. #	388,596	5,900	Phelps Dodge Corporation	499,730
28,900	JLG Industries, Inc. *	572,509	11,000	Praxair, Inc.	650,760
19,550	Joy Global, Inc.	735,276	11,500	United States Steel Corporation *	663,320

18,100	Precision Castparts Corporation	1,143,196		Total Materials	2,551,262

11,900	Raytheon Company	571,319
24,200	Shaw Group, Inc. #*	572,088	Telecommunications Services (3.7%)
6,300	Terex Corporation #	284,886	19,700	American Tower Corporation #	719,050
9,100	Washington Group		47,300	AT&T, Inc.	1,540,088
	International, Inc. #	535,626	26,500	BellSouth Corporation	1,132,875

8,200	WESCO International, Inc. #	475,846		Total Telecommunications

	Total Industrials	10,221,456		Services	3,392,013

Information Technology (15.5%)			Utilities (3.2%)
12,500	Adobe Systems, Inc. #	468,125	21,300	Edison International, Inc.	886,932
33,400	Apple Computer, Inc. #	2,572,802	49,900	Southern Company	1,719,554
10,700	Autodesk, Inc. #	372,146	4,400	TXU Corporation	275,088

16,100	Broadcom Corporation #*	488,474		Total Utilities	2,881,574

2,800	Google, Inc. #	1,125,320

68,200	Hewlett-Packard Company	2,502,258		Total Common Stock
78,800	Marvell Technology			(cost $80,749,932)	90,442,278

	Group, Ltd. #	1,526,356
16,100	Microsoft Corporation	440,013
43,000	Motorola, Inc.	1,075,000
31,400	NVIDIA Corporation #	929,126
28,900	QUALCOMM, Inc.	1,050,515
7,600	Rackable Systems, Inc. #*	208,012
17,600	SanDisk Corporation #	942,304
17,000	Seagate Technology *	392,530

	Total Information
	Technology	14,092,981

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (13.4%)		Rate (+)	Date	Value

12,162,406	Thrivent Financial Securities Lending Trust		5.320%	N/A	$12,162,406

	Total Collateral Held for
	Securities Loaned (cost $12,162,406)				12,162,406

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

52

Partner All Cap Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

		Interest	Maturity
Shares	Short-Term Investments (<0.1%)	Rate (+)	Date	Value

6,792	Thrivent Money Market Portfolio	5.070%	N/A	$6,792

	Total Short-Term Investments (at amortized cost)			6,792

	Total Investments (cost $92,919,130) 113.1%			$102,611,476

	Other Assets and Liabilities, Net (13.1%)			(11,845,700)

	Total Net Assets 100.0%			$90,765,776

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$11,295,760
Gross unrealized depreciation	(1,603,414)

Net unrealized appreciation (depreciation)	$9,692,346
Cost for federal income tax purposes	$92,919,130

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

53

Large Cap Growth Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (97.6%)	Value	Shares	Common Stock (97.6%)	Value

Consumer Discretionary (11.1%)			111,400	Cameron International
243,100	Aeropostale, Inc. #	$7,105,813		Corporation #	$5,381,734
286,650	Best Buy Company, Inc.	15,352,974	71,700	Chevron Corporation	4,650,462
177,500	Circuit City Stores, Inc. ~	4,457,025	187,600	ConocoPhillips	11,167,828
238,200	Coach, Inc. #	8,194,080	200,800	Devon Energy Corporation	12,680,520
275,800	Federated Department		173,000	Diamond Offshore
	Stores, Inc.	11,917,318		Drilling, Inc. *	12,520,010
699,095	Home Depot, Inc.	25,356,176	73,600	ENSCO International, Inc.	3,225,888
353,000	International Game Technology	14,649,500	188,200	Hess Corporation	7,795,244
242,532	Kohl’s Corporation #	15,745,177	120,400	National Oilwell Varco, Inc. #	7,049,420
215,400	Las Vegas Sands Corporation #	14,722,590	263,150	Range Resources Corporation *	6,641,906
124,500	Lowe’s Companies, Inc.	3,493,470	424,100	Schlumberger, Ltd. *	26,306,923
298,800	Marriott International, Inc.	11,545,632	200,900	Valero Energy Corporation	10,340,323
185,100	McDonald’s Corporation	7,241,112	189,700	Weatherford International, Ltd. #	7,914,284
261,200	McGraw-Hill Companies, Inc.	15,157,436	222,233	XTO Energy, Inc.	9,362,676

212,800	MGM MIRAGE #	8,403,472		Total Energy	142,186,191

163,500	Newell Rubbermaid, Inc. *	4,630,320
454,400	News Corporation ADR *	9,378,816	Financials (13.0%)
84,500	OSI Restaurant Partners, Inc.	2,679,495	138,700	ACE, Ltd.	7,591,051
650,500	Staples, Inc.	15,826,665	99,000	AllianceBernstein Holding, LP #	6,830,010
417,100	Starbucks Corporation #	14,202,255	311,950	American Express Company	17,494,156
124,800	Starwood Hotels & Resorts		233,200	American International
	Worldwide, Inc.	7,137,312		Group, Inc.	15,451,832
264,200	Target Corporation	14,597,050	117,900	Capital One
80,000	Toll Brothers, Inc. #	2,246,400		Financial Corporation	9,274,014
157,100	Viacom, Inc. #*	5,840,978	833,300	Charles Schwab Corporation	14,916,070
369,640	Walt Disney Company	11,425,572	52,200	Chicago Mercantile Exchange

	Total Consumer			Holdings, Inc.	24,964,650
	Discretionary	251,306,638	288,000	Citigroup, Inc.	14,304,960

			225,900	E*TRADE Financial Corporation #	5,403,528
Consumer Staples (6.9%)			127,200	Franklin Resources, Inc.	13,451,400
152,600	Altria Group, Inc.	11,681,530	185,100	Goldman Sachs Group, Inc.	31,313,367
70,200	Andersons, Inc. *	2,397,330	104,000	Hartford Financial Services
244,200	Colgate-Palmolive Company	15,164,820		Group, Inc.	9,022,000
599,900	CVS Corporation	19,268,788	264,300	J.P. Morgan Chase & Company	12,411,528
595,450	PepsiCo, Inc.	38,859,067	94,650	Legg Mason, Inc.	9,546,399
703,415	Procter & Gamble Company	43,597,662	147,000	Lehman Brothers Holdings, Inc.	10,857,420
217,400	Walgreen Company	9,650,386	140,900	Merrill Lynch & Company, Inc.	11,021,198
296,700	Wal-Mart Stores, Inc.	14,633,244	99,900	Moody’s Corporation	6,531,462

	Total Consumer Staples	155,252,827	158,200	Morgan Stanley	11,534,362

			294,800	Nasdaq Stock Market, Inc. #*	8,914,752
Energy (6.3%)			125,000	Northern Trust Corporation	7,303,750
120,000	Arch Coal, Inc.	3,469,200	201,800	State Street Corporation	12,592,320
78,700	Aventine Renewable Energy		300,200	UBS AG	17,804,862
	Holdings, Inc. #*	1,683,393	372,800	Wells Fargo & Company	13,487,904

175,900	Baker Hughes, Inc.	11,996,380		Total Financials	292,022,995

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

54

Large Cap Growth Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (97.6%)	Value	Shares	Common Stock (97.6%)	Value

Health Care (17.6%)			140,200	FedEx Corporation	$15,236,936
123,500	Advanced Medical Optics, Inc. #*	$4,884,425	72,500	Fluor Corporation	5,574,525
57,100	Alcon, Inc.	6,537,950	121,000	Foster Wheeler, Ltd. #*	4,669,390
144,100	Allergan, Inc.	16,227,101	105,800	General Dynamics Corporation	7,582,686
483,700	Amgen, Inc. #	34,599,061	1,197,500	General Electric Company	42,271,750
144,300	AstraZeneca plc	9,018,750	139,600	Illinois Tool Works, Inc.	6,268,040
286,464	Caremark Rx, Inc.	16,233,915	88,000	L-3 Communications
170,800	Celgene Corporation #*	7,395,640		Holdings, Inc.	6,893,040
66,800	CIGNA Corporation	7,770,176	121,100	Lockheed Martin Corporation	10,421,866
124,600	Community Health		144,800	Manitowoc Company, Inc.	6,485,592
	Systems, Inc. #	4,653,810	111,200	Monster Worldwide, Inc. #	4,024,328
120,000	DaVita, Inc. #	6,944,400	144,500	Precision Castparts Corporation	9,126,620
85,300	Eli Lilly and Company	4,862,100	124,250	Rockwell Automation, Inc.	7,218,925
104,100	Express Scripts, Inc. #	7,858,509	285,300	United Technologies
151,900	Fisher Scientific			Corporation	18,073,755
	International, Inc. #	11,884,656	213,000	Waste Management, Inc.	7,812,840

330,500	Genentech, Inc. #	27,332,350		Total Industrials	232,232,384

296,015	Genzyme Corporation #	19,972,132
402,900	Gilead Sciences, Inc. #	27,679,230	Information Technology (27.9%)
41,500	Intuitive Surgical, Inc. #	4,376,175	292,828	Accenture, Ltd.	9,285,576
413,200	Johnson & Johnson	26,833,208	480,000	Adobe Systems, Inc. #±	17,976,000
78,800	McKesson Corporation	4,154,336	203,100	Agilent Technologies, Inc. #	6,639,339
184,800	MedImmune, Inc. #	5,398,008	233,500	Amdocs, Ltd. #	9,246,600
395,700	Medtronic, Inc.	18,376,308	485,800	Apple Computer, Inc. #	37,421,174
214,000	Novartis AG ADR	12,506,160	202,300	aQuantive, Inc. #*	4,778,326
157,789	Pharmaceutical Product		372,300	AU Optronics Corporation*	5,305,275
	Development, Inc.	5,631,489	241,800	Autodesk, Inc. #	8,409,804
145,700	Quest Diagnostics, Inc.	8,911,012	576,200	BEA Systems, Inc. #*	8,758,240
357,900	Schering-Plough Corporation	7,906,011	335,400	Broadcom Corporation #	10,176,036
246,400	St. Jude Medical, Inc. #	8,695,456	327,100	Cadence Design Systems, Inc. #	5,547,616
386,400	Teva Pharmaceutical		180,171	CIENA Corporation #*	4,909,671
	Industries, Ltd.	13,172,376	2,203,600	Cisco Systems, Inc. #	50,682,800
448,600	UnitedHealth Group, Inc.	22,071,120	256,100	Citrix Systems, Inc. #	9,273,381
141,100	Vertex Pharmaceuticals, Inc. #	4,748,015	222,200	Cognizant Technology
187,500	WellPoint, Inc. #	14,446,875		Solutions Corporation #	16,456,132
208,300	Wyeth	10,589,972	263,600	Comverse Technology, Inc. #	5,651,584
213,400	Zimmer Holdings, Inc. #	14,404,500	1,021,300	Corning, Inc. #	24,929,933

	Total Health Care	396,075,226	594,200	eBay, Inc. #~	16,851,512

			355,370	Electronic Arts, Inc. #	19,787,002
Industrials (10.3%)			806,000	EMC Corporation #	9,655,880
291,800	Boeing Company	23,008,430	169,195	Entegris, Inc. #	1,845,917
147,000	Caterpillar, Inc.	9,672,600	127,150	First Data Corporation	5,340,300
413,300	CSX Corporation	13,568,639	128,402	Google, Inc. #	51,604,765
213,800	Danaher Corporation	14,681,646	595,000	Hewlett-Packard Company	21,830,550
177,700	Emerson Electric Company	14,901,922	246,500	Hyperion Solutions
106,300	Expeditors International of			Corporation #	8,499,320
	Washington, Inc.	4,738,854	101,800	Infosys Technologies, Ltd. ADR *	4,858,914

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

55

Large Cap Growth Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (97.6%)	Value	Shares	Common Stock (97.6%)	Value

Information Technology — continued			77,400	Varian Semiconductor
782,950	Intel Corporation	$16,105,282		Equipment Associates, Inc. #	$2,840,580
490,100	Juniper Networks, Inc. #*	8,468,928	284,300	Xilinx, Inc.	6,240,385
160,100	Lam Research Corporation #	7,257,333	683,600	Yahoo!, Inc. #	17,281,408

120,100	Lawson Software, Inc. #	870,725		Total Information
312,100	Linear Technology Corporation	9,712,552		Technology	630,245,053

633,000	Marvell Technology
	Group, Ltd. #	12,261,210	Materials (2.0%)
180,800	MEMC Electronic		116,700	Allegheny Technologies, Inc.	7,257,573
	Materials, Inc. #	6,622,704	129,500	Freeport-McMoRan
176,700	Microchip Technology, Inc.	5,728,614		Copper & Gold, Inc.	6,897,170
912,900	Microsoft Corporation	24,949,557	385,000	Monsanto Company	18,098,850
178,100	Molex, Inc.	6,940,557	216,900	Praxair, Inc.	12,831,804

862,100	Motorola, Inc.	21,552,500		Total Materials	45,085,397

161,800	National Semiconductor
	Corporation *	3,807,154	Telecommunications Services (2.5%)
367,200	Network Appliance, Inc. #*	13,590,072	494,500	America Movil SA de CV ADR	19,468,465
792,100	Oracle Corporation #	14,051,854	126,300	American Tower Corporation #	4,609,950
1,015,900	QUALCOMM, Inc.	36,927,965	300,200	AT&T, Inc.	9,774,512
135,100	Red Hat, Inc. #*	2,847,908	267,100	Crown Castle International
64,000	SanDisk Corporation #	3,426,560		Corporation #	9,412,604
622,100	Sun Microsystems, Inc. #	3,091,837	213,500	NII Holdings, Inc. #*	13,271,160

282,600	Symantec Corporation #	6,013,728		Total Telecommunications
596,300	Tellabs, Inc. #	6,535,448		Services	56,536,691

489,100	Texas Instruments, Inc.	16,262,575

126,500	TIBCO Software, Inc. #*~	1,135,970		Total Common Stock
				(cost $1,944,420,351)	2,200,943,402

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (3.5%)		Rate (+)	Date	Value

79,422,423	Thrivent Financial Securities Lending Trust		5.320%	N/A	$79,422,423

		Total Collateral Held for Securities Loaned
		(cost $79,422,423)			79,422,423

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

56

Large Cap Growth Portfolio
Schedule of Investments as of September 29, 2006 (unaudited)

Shares or
Principal			Interest	Maturity
Amount	Short-Term Investments (2.3%)		Rate (+)	Date	Value

$32,300,000	Barclays Bank PLC Repurchase Agreement		5.330%	10/2/2006	$32,300,000
5,000,000	Deutsche Bank Financial, LLC		5.270	10/3/2006	4,997,804
10,411,770	Thrivent Money Market Portfolio		5.070	N/A	10,411,770
3,250,000	Thunder Bay Funding, Inc.		5.375	10/3/2006	3,248,544

		Total Short-Term Investments (at amortized cost)			50,958,118

		Total Investments (cost $2,074,800,892) 103.4%			$2,331,323,943

		Other Assets and Liabilities, Net (3.4%)			(76,105,528)

		Total Net Assets 100.0%			$2,255,218,415

	Number of	Exercise	Expiration		Unrealized
Call Options	Contracts	Price	Date	Value	Gain/(Loss)

Circuit City Stores, Inc.	247	$30.00	October 2006	($2,470)	$7,379
eBay, Inc.	1,220	$27.50	October 2006	($219,600)	($64,665)
TIBCO Software, Inc.	601	$10.00	October 2006	($3,005)	$5,409

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

± Designated as cover for long settling trades.

~ All or a portion of the security was earmarked as collateral to cover options.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$344,177,683
Gross unrealized depreciation	(87,654,632)

Net unrealized appreciation (depreciation)	$256,523,051
Cost for federal income tax purposes	$2,074,800,892

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

57

Large Cap Growth Portfolio II

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (98.5%)	Value	Shares	Common Stock (98.5%)	Value

Consumer Discretionary (11.2%)			1,200	Chevron Corporation	$77,832
3,900	Aeropostale, Inc. #	$113,997	3,000	ConocoPhillips	178,590
4,555	Best Buy Company, Inc.	243,966	3,200	Devon Energy Corporation	202,080
2,800	Circuit City Stores, Inc. *~	70,308	2,800	Diamond Offshore Drilling, Inc. *	202,636
3,850	Coach, Inc. #	132,440	1,200	ENSCO International, Inc.	52,596
4,500	Federated Department Stores, Inc.	194,445	3,100	Hess Corporation	128,402
11,290	Home Depot, Inc.	409,488	1,900	National Oilwell Varco, Inc. #	111,245
5,700	International Game Technology	236,550	4,300	Range Resources Corporation *	108,532
3,955	Kohl’s Corporation #	256,759	6,800	Schlumberger, Ltd.	421,804
3,500	Las Vegas Sands Corporation #	239,225	3,250	Valero Energy Corporation	167,278
2,000	Lowe’s Companies, Inc.	56,120	3,100	Weatherford International, Ltd. #	129,332
4,800	Marriott International, Inc.	185,472	3,566	XTO Energy, Inc.	150,236

3,000	McDonald’s Corporation	117,360		Total Energy	2,294,627

4,200	McGraw-Hill Companies, Inc.	243,726
3,400	MGM MIRAGE #	134,266	Financials (13.2%)
2,700	Newell Rubbermaid, Inc.	76,464	2,200	ACE, Ltd.	120,406
7,300	News Corporation ADR *	150,672	1,600	AllianceBernstein Holding, LP #*	110,384
1,400	OSI Restaurant Partners, Inc. *	44,394	5,080	American Express Company	284,886
10,430	Staples, Inc.	253,762	3,730	American International Group, Inc.	247,150
6,800	Starbucks Corporation #	231,540	1,900	Capital One Financial Corporation	149,454
2,010	Starwood Hotels & Resorts		13,450	Charles Schwab Corporation	240,755
	Worldwide, Inc.	114,952	900	Chicago Mercantile Exchange
4,270	Target Corporation	235,918		Holdings, Inc.	430,425
1,300	Toll Brothers, Inc. #*	36,504	4,700	Citigroup, Inc.	233,449
2,500	Viacom, Inc. #	92,950	3,600	E*TRADE Financial Corporation #	86,112
5,910	Walt Disney Company	182,678	2,000	Franklin Resources, Inc.	211,500

	Total Consumer		3,000	Goldman Sachs Group, Inc.	507,510
	Discretionary	4,053,956	1,700	Hartford Financial Services

				Group, Inc.	147,475
Consumer Staples (6.9%)			4,300	J.P. Morgan Chase & Company	201,928
2,400	Altria Group, Inc.	183,720	1,550	Legg Mason, Inc.	156,333
1,100	Andersons, Inc. *	37,565	2,400	Lehman Brothers Holdings, Inc.	177,264
3,950	Colgate-Palmolive Company	245,295	2,250	Merrill Lynch & Company, Inc.	175,995
9,600	CVS Corporation	308,352	1,600	Moody’s Corporation	104,608
9,620	PepsiCo, Inc.	627,801	2,600	Morgan Stanley	189,566
11,182	Procter & Gamble Company	693,060	4,800	Nasdaq Stock Market, Inc. #*	145,152
3,440	Walgreen Company	152,702	2,000	Northern Trust Corporation	116,860
4,800	Wal-Mart Stores, Inc.	236,736	3,250	State Street Corporation	202,800

	Total Consumer Staples	2,485,231	4,900	UBS AG	290,619

			6,000	Wells Fargo & Company	217,080

Energy (6.4%)				Total Financials	4,747,711

1,900	Arch Coal, Inc. *	54,929
1,300	Aventine Renewable Energy		Health Care (17.7%)
	Holdings, Inc. #*	27,807	2,000	Advanced Medical Optics, Inc. #*	79,100
2,850	Baker Hughes, Inc.	194,370	950	Alcon, Inc.	108,775
1,800	Cameron International		2,300	Allergan, Inc.	259,003
	Corporation #	86,958	7,810	Amgen, Inc. #	558,649

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

58

Large Cap Growth Portfolio II

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (98.5%)	Value	Shares	Common Stock (98.5%)	Value

Health Care — continued			1,900	Lockheed Martin Corporation	$163,514
2,300	AstraZeneca plc	$143,750	2,400	Manitowoc Company, Inc.	107,496
4,605	Caremark Rx, Inc.	260,965	1,800	Monster Worldwide, Inc. #	65,142
2,800	Celgene Corporation #*	121,240	2,300	Precision Castparts Corporation	145,268
1,100	CIGNA Corporation	127,952	2,000	Rockwell Automation, Inc.	116,200
2,000	Community Health Systems, Inc. #	74,700	4,650	United Technologies Corporation	294,578
1,900	DaVita, Inc. #	109,953	3,400	Waste Management, Inc.	124,712

1,400	Eli Lilly and Company	79,800		Total Industrials	3,743,349

1,700	Express Scripts, Inc. #	128,333
2,500	Fisher Scientific International, Inc. #	195,600	Information Technology (28.2%)
5,350	Genentech, Inc. #	442,445	4,672	Accenture, Ltd.	148,149
4,769	Genzyme Corporation #	321,764	7,800	Adobe Systems, Inc. #	292,110
6,500	Gilead Sciences, Inc. #	446,550	3,300	Agilent Technologies, Inc. #	107,877
700	Intuitive Surgical, Inc. #	73,815	3,800	Amdocs, Ltd. #	150,480
6,730	Johnson & Johnson	437,046	7,800	Apple Computer, Inc. #	600,834
1,300	McKesson Corporation	68,536	3,300	aQuantive, Inc. #*	77,946
3,000	MedImmune, Inc. #	87,630	6,000	AU Optronics Corporation *	85,500
6,370	Medtronic, Inc.	295,823	3,900	Autodesk, Inc. #	135,642
3,400	Novartis AG ADR	198,696	9,500	BEA Systems, Inc. #	144,400
2,574	Pharmaceutical Product		5,350	Broadcom Corporation #	162,319
	Development, Inc.	91,866	5,300	Cadence Design Systems, Inc. #	89,888
2,300	Quest Diagnostics, Inc.	140,668	2,929	CIENA Corporation #*	79,804
5,800	Schering-Plough Corporation	128,122	35,870	Cisco Systems, Inc. #	825,010
3,950	St. Jude Medical, Inc. #	139,396	4,200	Citrix Systems, Inc. #	152,082
6,200	Teva Pharmaceutical Industries, Ltd.	211,358	3,650	Cognizant Technology Solutions
7,300	UnitedHealth Group, Inc.	359,160		Corporation #*	270,319
2,300	Vertex Pharmaceuticals, Inc. #	77,395	4,300	Comverse Technology, Inc. #*	92,192
3,000	WellPoint, Inc. #	231,150	16,580	Corning, Inc. #	404,718
3,380	Wyeth	171,839	9,560	eBay, Inc. #~	271,122
3,400	Zimmer Holdings, Inc. #	229,500	5,800	Electronic Arts, Inc. #	322,944

	Total Health Care	6,400,579	12,900	EMC Corporation #	154,542

			2,697	Entegris, Inc. #	29,424
Industrials (10.4%)			2,050	First Data Corporation	86,100
4,700	Boeing Company	370,595	2,100	Google, Inc. #	843,988
2,350	Caterpillar, Inc.	154,630	9,500	Hewlett-Packard Company	348,555
6,600	CSX Corporation	216,678	4,000	Hyperion Solutions Corporation #	137,920
3,470	Danaher Corporation	238,285	1,650	Infosys Technologies, Ltd. ADR *	78,754
2,900	Emerson Electric Company	243,194	12,500	Intel Corporation	257,125
1,700	Expeditors International of		7,950	Juniper Networks, Inc. #	137,376
	Washington, Inc.	75,786	2,600	Lam Research Corporation #	117,858
2,270	FedEx Corporation	246,704	1,900	Lawson Software, Inc. #	13,775
1,200	Fluor Corporation	92,268	5,000	Linear Technology Corporation	155,600
2,000	Foster Wheeler, Ltd. #*	77,180	10,200	Marvell Technology Group, Ltd. #	197,574
1,700	General Dynamics Corporation	121,839	2,900	MEMC Electronic Materials, Inc. #	106,227
19,160	General Electric Company	676,348	2,800	Microchip Technology, Inc.	90,776
2,300	Illinois Tool Works, Inc.	103,270	14,770	Microsoft Corporation	403,664
1,400	L-3 Communications Holdings, Inc.	109,662	2,900	Molex, Inc. *	113,013

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

59

Large Cap Growth Portfolio II

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (98.5%)	Value	Shares	Common Stock (98.5%)	Value

Information Technology — continued			Materials (2.0%)
13,850	Motorola, Inc.	$346,250	1,900	Allegheny Technologies, Inc. *	$118,161
2,600	National Semiconductor		2,050	Freeport-McMoRan Copper
	Corporation *	61,178		& Gold, Inc.	109,183
5,900	Network Appliance, Inc. #	218,359	6,300	Monsanto Company	296,163
12,800	Oracle Corporation #	227,072	3,500	Praxair, Inc.	207,060

16,350	QUALCOMM, Inc.	594,322		Total Materials	730,567

2,200	Red Hat, Inc. #*	46,376
1,000	SanDisk Corporation #	53,540	Telecommunications Services (2.5%)
10,000	Sun Microsystems, Inc. #	49,700	7,900	America Movil SA de CV ADR	311,023
4,720	Symantec Corporation #	100,442	2,000	American Tower Corporation #*	73,000
9,600	Tellabs, Inc. #	105,216	4,900	AT&T, Inc.	159,544
7,900	Texas Instruments, Inc.	262,675	4,300	Crown Castle International
2,000	TIBCO Software, Inc. #*~	17,960		Corporation #	151,532
1,300	Varian Semiconductor Equipment		3,450	NII Holdings, Inc. #*	214,452

	Associates, Inc. #*	47,710		Total Telecommunications
4,600	Xilinx, Inc. *	100,970		Services	909,551

11,000	Yahoo!, Inc. #	278,080

	Total Information			Total Common Stock
	Technology	10,195,457		(cost $31,302,999)	35,561,028

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (6.3%)		Rate (+)	Date	Value

2,291,669	Thrivent Financial Securities Lending Trust		5.320%	N/A	$2,291,669

		Total Collateral Held for Securities Loaned
		(cost $2,291,669)			2,291,669

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

60

Large Cap Growth Portfolio II
Schedule of Investments as of September 29, 2006 (unaudited)
			Interest	Maturity
Shares	Short-Term Investments (1.4%)		Rate (+)	Date	Value

495,949	Thrivent Money Market Portfolio		5.070%	N/A	$495,949

		Total Short-Term Investments (at amortized cost)			495,949

		Total Investments (cost $34,090,617) 106.2%			38,348,646

		Other Assets and Liabilities, Net (6.2%)			(2,231,531)

		Total Net Assets 100.0%			36,117,115

	Number of	Exercise	Expiration		Unrealized
Call Options	Contracts	Price	Date	Value	Gain/(Loss)

Circuit City Stores, Inc.	5	$30.00	October 2006	($50)	$150
eBay, Inc.	20	$27.50	October 2006	($3,600)	($1,060)
TIBCO Software, Inc.	9	$10.00	October 2006	($45)	$81

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

~ All or a portion of the security was earmarked as collateral to cover options.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments were as follows:

Gross unrealized appreciation	$5,080,101
Gross unrealized depreciation	(822,072)

Net unrealized appreciation (depreciation)	$4,258,029
Cost for federal income tax purposes	$34,090,617

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

61

Partner Growth Stock Portolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares Common Stock (97.8%)		Value	Shares Common Stock (97.8%)		Value

Consumer Discretionary (12.5%)
			Financials (20.5%)
17,900	Amazon.com, Inc. #*	$574,948
			34,500	American Express Company	$1,934,760
6,125	Best Buy Company, Inc.	328,055
			27,300	American International
12,700	Carnival Corporation *	597,281
				Group, Inc.	1,808,898
12,400	EchoStar Communications
			56,000	Anglo Irish Bank Corporation plc	918,660
	Corporation #*	405,976
			50,600	Charles Schwab Corporation	905,740
7,200	Garmin, Ltd. *	351,216
			36,900	Citigroup, Inc.	1,832,823
28,400	Grupo Televisia SA ADR	603,784
			16,500	Countrywide Financial
11,200	Harman International
				Corporation	578,160
	Industries, Inc.	934,528
			39,500	E*TRADE Financial Corporation #	944,840
27,000	Home Depot, Inc.	979,290
			14,178	Erste Bank der oesterreichischen
14,100	International Game Technology	585,150
				Sparkassen AG	882,064
28,000	Kohl’s Corporation #	1,817,760
			7,400	Franklin Resources, Inc.	782,550
17,100	Lennar Corporation	773,775
			4,900	Goldman Sachs Group, Inc.	828,933
10,106	Liberty Media Holding
			8,700	Hartford Financial Services
	Corporation #	844,558
				Group, Inc.	754,725
32,533	Liberty Media Holding
			9,500	Legg Mason, Inc.	958,170
	Corporation #	663,023
			13,100	Morgan Stanley	955,121
11,900	MGM MIRAGE #	469,931
			14,500	Northern Trust Corporation	847,235
7,000	NIKE, Inc.	613,340
			12,300	Prudential Financial, Inc.	937,875
26,300	PETsMART, Inc. *	729,825
			35,600	SLM Corporation	1,850,488
20,200	Target Corporation	1,116,050
			21,700	State Street Corporation	1,354,080
22,500	Viacom, Inc. #	836,550
			24,000	TD Ameritrade Holding
10,300	Wynn Resorts, Ltd. #*	700,503

				Corporation	452,400
	Total Consumer
			42,600	UBS AG	2,546,383
	Discretionary	13,925,543

			96,700	UniCredito Italiano SPA	802,514

				Total Financials	22,876,419

Consumer Staples (6.0%)

5,100	InBev NV	280,910
			Health Care (18.0%)
15,900	PepsiCo, Inc.	1,037,634
			17,700	Aetna, Inc.	700,035
19,637	Procter & Gamble Company	1,217,101
			23,400	Amgen, Inc. #	1,673,802
12,400	Reckitt Benckiser plc	513,682
			30,600	Caremark Rx, Inc.	1,734,102
12,000	SYSCO Corporation	401,400
			13,200	Celgene Corporation #	571,560
17,200	Walgreen Company	763,508
			6,000	Eli Lilly and Company	342,000
8,100	Wal-Mart de Mexico *	275,432
			12,700	Genentech, Inc. #	1,050,290
40,700	Wal-Mart Stores, Inc.	2,007,324
			13,900	Gilead Sciences, Inc. #	954,930
3,700	Whole Foods Market, Inc.	219,891

			12,800	Humana, Inc. #	845,952
	Total Consumer Staples	6,716,882

			12,200	Medco Health Solutions, Inc. #	733,342

			26,600	Medtronic, Inc.	1,235,304
Energy (6.3%)
			19,521	Novartis AG	1,138,871
18,200	Baker Hughes, Inc.	1,241,240
			13,040	Pfizer, Inc.	369,814
6,400	EOG Resources, Inc.	416,320
			9,500	Quest Diagnostics, Inc.	581,020
18,100	Exxon Mobil Corporation	1,214,510
			6,741	Roche Holding AG #	1,164,577
13,800	Murphy Oil Corporation	656,190
			10,100	Sepracor, Inc. #*	489,244
34,700	Schlumberger, Ltd.	2,152,441
			11,000	St. Jude Medical, Inc. #	388,190
20,470	Total SA *	1,342,651

			13,000	Stryker Corporation	644,670
	Total Energy	7,023,352

			56,900	UnitedHealth Group, Inc.	2,799,480

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

62

Partner Growth Stock Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares Common Stock (97.8%)		Value	Shares	Common Stock (97.8%)	Value

Health Care — continued			14,900	Texas Instruments, Inc.	$495,425
15,200	WellPoint, Inc. #	$1,171,160	41,300	Xilinx, Inc.	906,535
12,200	Wyeth	620,248	54,100	Yahoo!, Inc. #	1,367,648

13,100	Zimmer Holdings, Inc. #	884,250		Total Information

	Total Health Care	20,092,841		Technology	23,554,914

Industrials (8.5%)			Materials (1.4%)
27,200	Danaher Corporation	1,867,824	49,300	BHP Billiton, Ltd. #*	934,584
5,900	Deere & Company	495,069	14,000	Monsanto Company	658,140

3,400	Fastenal Company	131,138		Total Materials	1,592,724

7,600	General Dynamics Corporation	544,692
135,300	General Electric Company	4,776,090	Telecommunications Services (3.5%)
4,200	Joy Global, Inc.	157,962	29,700	America Movil SA de CV ADR	1,169,289
47,300	Southwest Airlines Company	788,018	34,700	Crown Castle International
27,800	Tyco International, Ltd.	778,122		Corporation #	1,222,828

	Total Industrials	9,538,915	18,300	Rogers Communications, Inc.	1,004,121

			9,600	Telus Corporation	537,312

Information Technology (21.1%)				Total Telecommunications
59,700	Accenture, Ltd.	1,893,087		Services	3,933,550

17,000	Adobe Systems, Inc. #	636,650

8,300	Affiliated Computer			Total Common Stock
	Services, Inc. #	430,438		(cost $87,542,354)	109,255,140

23,000	Amdocs, Ltd. #	910,800
24,000	Analog Devices, Inc.	705,360
10,600	Apple Computer, Inc. #	816,518
44,800	Applied Materials, Inc.	794,304
30,000	Automatic Data Processing, Inc.	1,420,200
51,600	Cisco Systems, Inc. #	1,186,800
26,300	Corning, Inc. #	641,983
21,400	Dell, Inc. #	488,776
13,600	eBay, Inc. #	385,696
53,300	EMC Corporation #	638,534
9,000	First Data Corporation	378,000
3,700	Google, Inc. #	1,487,030
19,200	Intel Corporation	394,944
15,700	Intuit, Inc. #	503,813
52,400	Juniper Networks, Inc. #	905,472
60,800	Marvell Technology Group, Ltd. #	1,177,696
36,000	Maxim Integrated Products, Inc.	1,010,520
69,975	Microsoft Corporation	1,912,417
6,700	Nokia Oyj	131,984
31,300	Oracle Corporation #	555,262
6,300	QUALCOMM, Inc.	229,005
638	Samsung Electronics
	Company, Ltd. #	447,282
203,400	Telefonaktiebolaget LM Ericsson	702,735

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

63

Partner Growth Stock Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (5.0%)	Rate (+)	Date	Value

5,632,591	Thrivent Financial Securities Lending Trust	5.320%	N/A	$5,632,591

	Total Collateral Held for Securities Loaned
	(cost $5,632,591)			5,632,591

		Interest	Maturity
Shares	Short-Term Investments (2.1%)	Rate (+)	Date	Value

2,318,281	Thrivent Money Market Portfolio	5.070%	N/A	$2,318,281

	Total Short-Term Investments (at amortized cost)			2,318,281

	Total Investments (cost $95,493,226) 104.9%			$117,206,012

	Other Assets and Liabilities, Net (4.9%)			(5,464,501)

	Total Net Assets 100.0%			$111,741,511

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$23,393,273
Gross unrealized depreciation	(1,680,487)

Net unrealized appreciation (depreciation)	$21,712,786
Cost for federal income tax purposes	$95,493,226

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

64

Large Cap Value Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (91.0%)	Value	Shares	Common Stock (91.0%)	Value

Consumer Discretionary (8.0%)			Financials (26.7%)
85,400	BorgWarner, Inc. *	$4,882,318	72,800	ACE, Ltd.	$3,984,344
17,550	CBS Corporation	494,384	141,300	Allstate Corporation	8,863,749
79,300	Clear Channel		92,000	American International
	Communications, Inc.	2,287,805		Group, Inc.	6,095,920
247,900	Comcast Corporation #	9,135,115	290,350	Bank of America Corporation	15,554,050
89,200	Federated Department Stores, Inc.	3,854,332	84,300	Chubb Corporation	4,380,228
72,600	Home Depot, Inc.	2,633,202	338,945	Citigroup, Inc.	16,835,398
81,700	J.C. Penney Company, Inc.		46,100	City National Corporation	3,091,466
	(Holding Company)	5,587,463	50,700	Equity Office Properties Trust	2,015,832
83,100	Liberty Media Holding		17,000	Everest Re Group, Ltd.	1,658,010
	Corporation #	1,693,578	84,175	Federal Home Loan Mortgage
77,260	Liberty Media Holding			Corporation	5,583,328
	Corporation #	6,456,618	45,400	Golden West Financial
9,937	Live Nation, Inc. #*	202,914		Corporation	3,507,150
206,000	McDonald’s Corporation	8,058,720	21,200	Goldman Sachs Group, Inc.	3,586,404
60,000	Office Depot, Inc. #	2,382,000	44,115	Hartford Financial Services
191,300	Visteon Corporation #	1,559,095		Group, Inc.	3,826,976
223,200	Walt Disney Company	6,899,112	425,852	J.P. Morgan Chase & Company	19,998,010

	Total Consumer		70,300	Lehman Brothers Holdings, Inc.	5,192,358
	Discretionary	56,126,656	112,500	Mellon Financial Corporation	4,398,750

			96,700	Morgan Stanley	7,050,397
Consumer Staples (7.7%)			69,900	Northern Trust Corporation	4,084,257
175,600	Altria Group, Inc.	13,442,180	30,300	PMI Group, Inc. *	1,327,443
79,600	Anheuser-Busch Companies, Inc.	3,781,796	113,200	PNC Financial Services
122,300	Estee Lauder Companies, Inc.	4,932,359		Group, Inc.	8,200,208
107,400	General Mills, Inc.	6,078,840	129,000	Principal Financial Group, Inc.	7,002,120
66,300	Kellogg Company	3,283,176	97,900	Prudential Financial, Inc.	7,464,875
71,745	Kimberly-Clark Corporation	4,689,253	16,900	Simon Property Group, Inc.	1,531,478
120,900	Kroger Company	2,797,626	221,800	St. Paul Travelers Companies, Inc.	10,400,202
61,200	PepsiCo, Inc.	3,993,912	123,300	State Street Corporation	7,693,920
92,800	Reynolds American, Inc. *	5,750,816	113,900	U.S. Bancorp	3,783,758
103,300	Wal-Mart Stores, Inc.	5,094,756	92,016	Wachovia Corporation	5,134,493

	Total Consumer Staples	53,844,714	120,613	Washington Mutual, Inc.	5,243,047

			249,590	Wells Fargo & Company	9,030,166

Energy (7.8%)				Total Financials	186,518,337

26,740	Apache Corporation	1,689,968
199,966	Chevron Corporation	12,969,795	Health Care (9.5%)
110,958	ConocoPhillips	6,605,330	158,800	Abbott Laboratories	7,711,328
307,600	Exxon Mobil Corporation	20,639,959	85,000	Baxter International, Inc.	3,864,100
60,400	Marathon Oil Corporation	4,644,760	9,700	Biotech HOLDRS Trust *	1,791,784
82,400	Occidental Petroleum		35,600	Eli Lilly and Company	2,029,200
	Corporation	3,964,264	71,800	Forest Laboratories, Inc. #	3,633,798
58,800	Schlumberger, Ltd.	3,647,364	39,800	GlaxoSmithKline plc	2,118,554

	Total Energy	54,161,440	90,400	HCA, Inc.	4,510,056

			90,325	Johnson & Johnson	5,865,706
			105,500	McKesson Corporation	5,561,960

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

65

Large Cap Value Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (91.0%)	Value	Shares	Common Stock (91.0%)	Value

Health Care — continued			Materials (3.4%)
40,000	Novartis AG ADR	$2,337,600	111,595	Alcoa, Inc.	$3,129,124
470,400	Pfizer, Inc.	13,340,544	140,800	E.I. du Pont de Nemours
192,300	Sanofi-Aventis ADR	8,551,581		and Company	6,031,872
92,000	Wyeth	4,677,280	205,740	International Paper Company	7,124,776

	Total Health Care	65,993,491	103,900	MeadWestvaco Corporation *	2,754,389

			84,700	Praxair, Inc.	5,010,852

Industrials (10.9%)				Total Materials	24,051,013

115,700	AMR Corporation #*	2,677,298
23,800	Deere & Company	1,997,058	Telecommunications Services (5.3%)
85,700	Emerson Electric Company	7,186,802	48,500	ALLTEL Corporation	2,691,750
83,600	Flowserve Corporation #	4,229,324	333,640	AT&T, Inc.	10,863,318
265,000	General Electric Company	9,354,500	130,950	BellSouth Corporation	5,598,112
181,780	Honeywell International, Inc.	7,434,802	308,702	Sprint Nextel Corporation	5,294,239
113,800	Lockheed Martin Corporation	9,793,628	331,555	Verizon Communications, Inc.	12,310,637

64,400	Parker-Hannifin Corporation	5,005,812		Total Telecommunications
167,400	Republic Services, Inc.	6,731,154		Services	36,758,056

239,000	Steelcase, Inc. *	3,749,910
81,300	Union Pacific Corporation	7,154,400	Utilities (2.2%)
166,800	United Technologies		47,400	Entergy Corporation	3,708,102
	Corporation	10,566,780	112,200	Exelon Corporation	6,792,588

	Total Industrials	75,881,468	83,700	FirstEnergy Corporation	4,675,482

				Total Utilities	15,176,172

Information Technology (9.5%)

128,500	Accenture, Ltd.	4,074,735		Total Common Stock
123,600	Amdocs, Ltd. #	4,894,560		(cost $537,451,071)	634,777,527

73,940	Applied Materials, Inc.	1,310,956
132,200	Avnet, Inc. #	2,593,764
60,400	Comverse Technology, Inc. #	1,294,976
169,700	Hewlett-Packard Company	6,226,293
238,450	Hyperion Solutions Corporation #	8,221,756
161,500	International Business Machines
	Corporation	13,233,310
263,800	Microsoft Corporation	7,209,654
129,000	Molex, Inc. *	5,027,130
116,000	Motorola, Inc.	2,900,000
134,090	Nokia Oyj ADR	2,640,232
114,500	Oracle Corporation #	2,031,230
420,400	Tellabs, Inc. #	4,607,584

	Total Information
	Technology	66,266,180

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

66

Large Cap Value Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (1.9%)	Rate (+)	Date	Value

13,077,582	Thrivent Financial Securities Lending Trust	5.320%	N/A	$13,077,582

	Total Collateral Held for Securities Loaned
	(cost $13,077,582)			13,077,582

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (8.8%)	Rate (+)	Date	Value

$23,095,000	Barclays Bank PLC Repurchase Agreement	5.330%	10/2/2006	$23,095,000
912,000	Chariot Funding, LLC	5.300	10/10/2006	910,657
2,000,000	Deutsche Bank Financial, LLC	5.270	10/3/2006	1,999,122
4,000,000	DnB NORBank ASA	5.260	10/12/2006	3,992,987
2,000,000	Edison Asset Securitization, LLC	5.260	10/6/2006	1,998,247
3,000,000	Galaxy Funding, Inc.	5.260	10/10/2006	2,995,617
3,000,000	Grampian Funding, LLC	5.260	10/12/2006	2,994,740
2,000,000	Paradigm Funding, LLC	5.270	10/30/2006	1,991,217
4,000,000	Preferred Receivables Funding Corporation	5.260	10/20/2006	3,988,311
12,767,001	Thrivent Money Market Portfolio	5.070	N/A	12,767,001
2,500,000	Windmill Funding Corporation	5.270	10/16/2006	2,494,144
2,000,000	Windmill Funding Corporation	5.280	10/26/2006	1,992,373

	Total Short-Term Investments (at amortized cost)			61,219,416

	Total Investments (cost $611,748,069) 101.7%			$709,074,525

	Other Assets and Liabilities, Net (1.7%)			(11,895,215)

	Total Net Assets 100.0%			$697,179,310

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$101,177,673
Gross unrealized depreciation	(3,851,217)

Net unrealized appreciation (depreciation)	$97,326,456
Cost for federal income tax purposes	$611,748,069

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

67

Large Cap Stock Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (90.0%)	Value	Shares	Common Stock (90.0%)	Value

Consumer Discretionary (8.0%)			Energy (8.6%)
55,300	Best Buy Company, Inc.	$2,961,868	45,800	Apache Corporation	$2,894,560
43,100	CBS Corporation	1,214,127	155,019	Chevron Corporation	10,054,532
169,500	Comcast Corporation #	6,239,295	118,430	ConocoPhillips	7,050,138
36,200	Fortune Brands, Inc.	2,718,982	11,800	Diamond Offshore Drilling, Inc. *	853,966
40,200	Harley-Davidson, Inc.	2,522,550	380,300	Exxon Mobil Corporation	25,518,131
82,400	Home Depot, Inc.	2,988,648	106,000	Halliburton Company	3,015,700
35,300	J.C. Penney Company, Inc.		27,100	National Oilwell Varco, Inc. #	1,586,705
	(Holding Company) *	2,414,167	79,800	Occidental Petroleum Corporation	3,839,178
27,800	Johnson Controls, Inc.	1,994,372	69,800	Schlumberger, Ltd.	4,329,694
28,300	Kohl’s Corporation #	1,837,236	21,300	Total SA ADR	1,404,522
52,700	Lowe’s Companies, Inc.	1,478,762	17,500	Transocean, Inc. #	1,281,525
141,400	McDonald’s Corporation	5,531,568	40,600	Valero Energy Corporation	2,089,682
56,700	McGraw-Hill Companies, Inc.	3,290,301	40,100	XTO Energy, Inc.	1,689,413

93,400	Newell Rubbermaid, Inc.	2,645,088		Total Energy	65,607,746

206,500	News Corporation	4,057,725
48,200	Nordstrom, Inc.	2,038,860	Financials (22.1%)
33,900	Office Depot, Inc. #	1,345,830	21,800	ACE, Ltd.	1,193,114
24,600	Omnicom Group, Inc.	2,302,560	43,500	Allstate Corporation	2,728,755
109,350	Staples, Inc.	2,660,486	32,000	Ambac Financial Group, Inc.	2,648,000
25,500	Target Corporation	1,408,875	56,300	American Capital
154,100	Time Warner, Inc.	2,809,243		Strategies, Ltd. *	2,222,161
204,600	Walt Disney Company	6,324,186	97,200	American Express Company	5,450,976

	Total Consumer		152,000	American International
	Discretionary	60,784,729		Group, Inc.	10,071,520

			34,120	Ameriprise Financial, Inc.	1,600,228
Consumer Staples (8.4%)			32,400	Archstone-Smith Trust	1,763,856
34,300	Alberto-Culver Company	1,735,237	34,100	Assurant, Inc.	1,821,281
111,300	Altria Group, Inc.	8,520,015	300,500	Bank of America Corporation	16,097,785
44,200	Anheuser-Busch Companies, Inc.	2,099,942	68,000	Chubb Corporation	3,533,280
119,300	Coca-Cola Company	5,330,324	55,900	CIT Group, Inc.	2,718,417
52,900	Colgate-Palmolive Company	3,285,090	284,300	Citigroup, Inc.	14,121,181
56,900	Constellation Brands, Inc. #	1,637,582	41,000	Federal Home Loan
55,400	CVS Corporation	1,779,448		Mortgage Corporation	2,719,530
19,700	Diageo plc	1,399,488	55,200	Federal National
53,100	General Mills, Inc.	3,005,460		Mortgage Association	3,086,232
48,400	Kraft Foods, Inc. *	1,725,944	16,100	Franklin Resources, Inc.	1,702,575
58,100	Pepsi Bottling Group, Inc.	2,062,550	88,500	Genworth Financial, Inc.	3,098,385
115,700	PepsiCo, Inc.	7,550,582	34,800	Golden West Financial
210,900	Procter & Gamble Company	13,071,582		Corporation	2,688,300
49,200	Reynolds American, Inc. *	3,048,924	24,800	Goldman Sachs Group, Inc.	4,195,416
82,800	Safeway, Inc.	2,512,980	45,600	Hartford Financial Services
112,000	Wal-Mart Stores, Inc.	5,523,840		Group, Inc.	3,955,800

	Total Consumer Staples	64,288,988	59,100	Host Marriott Corporation	1,355,163

			230,296	J.P. Morgan Chase & Company	10,814,700
			58,300	KeyCorp	2,182,752
			19,600	Kimco Realty Corporation	840,252

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

68

Large Cap Stock Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (90.0%)	Value	Shares	Common Stock (90.0%)	Value

Financials — continued			148,800	Schering-Plough Corporation	$3,286,992
57,300	Lehman Brothers Holdings, Inc.	$4,232,178	61,300	St. Jude Medical, Inc. #	2,163,277
54,500	Lincoln National Corporation	3,383,360	79,100	UnitedHealth Group, Inc.	3,891,720
71,900	Loews Corporation	2,725,010	64,300	WellPoint, Inc. #	4,954,315
42,200	Marshall & Ilsley Corporation	2,033,196	77,000	Wyeth	3,914,680

30,100	MBIA, Inc.	1,849,344		Total Health Care	97,080,994

34,600	Merrill Lynch & Company, Inc.	2,706,412
92,200	MetLife, Inc.	5,225,896	Industrials (10.1%)
79,900	Morgan Stanley	5,825,509	23,100	3M Company	1,719,102
35,700	PMI Group, Inc.	1,564,017	29,700	Avery Dennison Corporation	1,787,049
57,200	PNC Financial Services		40,200	Boeing Company	3,169,770
	Group, Inc.	4,143,568	41,200	Burlington Northern Santa Fe
38,200	Principal Financial Group, Inc.	2,073,496		Corporation	3,025,728
38,500	ProLogis Trust	2,196,810	39,000	Caterpillar, Inc.	2,566,200
45,802	Prudential Financial, Inc.	3,492,402	21,000	Cooper Industries, Ltd.	1,789,620
26,600	SAFECO Corporation	1,567,538	42,600	CSX Corporation	1,398,558
20,400	Simon Property Group, Inc.	1,848,648	14,300	Deere & Company	1,199,913
94,900	St. Paul Travelers		39,900	Dover Corporation	1,892,856
	Companies, Inc.	4,449,861	24,900	Emerson Electric Company	2,088,114
106,700	U.S. Bancorp	3,544,574	18,000	FedEx Corporation	1,956,240
39,200	W.R. Berkley Corporation	1,387,288	44,400	General Dynamics Corporation	3,182,148
62,400	Wachovia Corporation	3,481,920	595,100	General Electric Company є	21,007,030
235,400	Wells Fargo & Company	8,516,772	40,400	Goodrich Corporation	1,637,008

	Total Financials	168,857,458	52,600	Honeywell International, Inc.	2,151,340

			22,500	Illinois Tool Works, Inc.	1,010,250
Health Care (12.7%)			27,300	Lockheed Martin Corporation	2,349,438
122,000	Abbott Laboratories є	5,924,320	21,800	Manpower, Inc.	1,335,686
58,300	AmerisourceBergen Corporation	2,635,160	17,100	Norfolk Southern Corporation	753,255
88,300	Amgen, Inc. #	6,316,099	39,600	Oshkosh Truck Corporation	1,998,612
21,300	AstraZeneca plc	1,331,250	28,400	Precision Castparts Corporation	1,793,744
68,700	Baxter International, Inc.	3,123,102	54,600	Raytheon Company	2,621,346
41,400	Cardinal Health, Inc.	2,721,636	42,800	Rockwell Automation, Inc.	2,486,680
67,800	Caremark Rx, Inc.	3,842,226	15,800	Union Pacific Corporation	1,390,400
65,500	Eli Lilly and Company	3,733,500	34,900	United Parcel Service, Inc.	2,510,706
53,800	Gilead Sciences, Inc. #	3,696,060	90,800	United Technologies Corporation	5,752,180
35,800	GlaxoSmithKline plc	1,905,634	70,500	Waste Management, Inc.	2,585,940

26,900	Henry Schein, Inc. #	1,348,766		Total Industrials	77,158,913

173,500	Johnson & Johnson	11,267,090
30,200	Laboratory Corporation of		Information Technology (13.3%)
	America Holdings #*	1,980,214	51,000	Accenture, Ltd.	1,617,210
68,900	McKesson Corporation	3,632,408	28,700	Adobe Systems, Inc. #	1,074,815
55,700	Medco Health Solutions, Inc. #	3,348,127	29,600	Agilent Technologies, Inc. #	967,624
65,800	Medtronic, Inc.	3,055,752	19,400	Alliance Data Systems
92,100	Merck & Company, Inc.	3,858,990		Corporation #*	1,070,686
23,400	Novartis AG ADR	1,367,496	65,200	Apple Computer, Inc. #	5,022,356
416,100	Pfizer, Inc.	11,800,596	86,400	Applied Materials, Inc.	1,531,872
32,400	Quest Diagnostics, Inc.	1,981,584	36,500	Arrow Electronics, Inc. #	1,001,195

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

69

Large Cap Stock Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (90.0%)	Value	Shares	Common Stock (90.0%)	Value

Information Technology — continued			Materials (1.3%)
76,700	BEA Systems, Inc. #	$1,165,840	38,600	Air Products and Chemicals, Inc.	$2,561,882
440,900	Cisco Systems, Inc. #	10,140,700	32,200	Ball Corporation	1,302,490
55,800	Citrix Systems, Inc. #	2,020,518	8,100	Phelps Dodge Corporation	686,070
69,100	First Data Corporation	2,902,200	62,000	Praxair, Inc.	3,667,920
56,300	Freescale Semiconductor, Inc. #	2,139,963	22,200	Sigma-Aldrich Corporation	1,679,874

10,300	Google, Inc. #	4,139,570		Total Materials	9,898,236

31,100	Harris Corporation	1,383,639
228,100	Hewlett-Packard Company	8,368,989	Telecommunications Services (2.6%)
70,800	Integrated Device		276,800	AT&T, Inc. є	9,012,608
	Technology, Inc. #	1,137,048	105,800	BellSouth Corporation	4,522,950
266,800	Intel Corporation є	5,488,076	168,700	Verizon Communications, Inc.	6,263,831

81,600	International Business			Total Telecommunications
	Machines Corporation	6,686,304		Services	19,799,389

46,800	Jabil Circuit, Inc.	1,337,076
25,300	Lam Research Corporation #	1,146,849	Utilities (2.9%)
15,000	Lexmark International, Inc. #	864,900	60,300	American Electric Power
28,700	Microchip Technology, Inc.	930,454		Company, Inc.	2,193,111
492,700	Microsoft Corporation	13,465,491	41,600	Exelon Corporation	2,518,464
204,700	Motorola, Inc.	5,117,500	65,900	FirstEnergy Corporation	3,681,174
39,600	NCR Corporation #	1,563,408	55,600	FPL Group, Inc. *	2,502,000
47,900	Network Appliance, Inc. #	1,772,779	26,600	ONEOK, Inc.	1,005,214
50,000	Nokia Oyj ADR	984,500	52,900	PG&E Corporation *	2,203,285
321,600	Oracle Corporation #	5,705,184	86,300	PPL Corporation	2,839,270
56,300	Paychex, Inc.	2,074,655	43,900	Sempra Energy	2,205,975
118,400	QUALCOMM, Inc.	4,303,840	53,900	TXU Corporation	3,369,828

147,400	Texas Instruments, Inc.	4,901,050		Total Utilities	22,518,321

	Total Information

	Technology	102,026,291		Total Common Stock

				(cost $598,498,111)	688,021,065

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (1.9%)		Rate (+)	Date	Value

14,849,879	Thrivent Financial Securities Lending Trust		5.320%	N/A	$14,849,879

		Total Collateral Held for Securities Loaned
		(cost $14,849,879)			14,849,879

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

70

Large Cap Stock Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares or
Principal			Interest	Maturity
Amount	Short-Term Investments (10.1%)		Rate (+)	Date	Value

$30,225,000	Barclays Bank PLC Repurchase Agreement		5.330%	10/2/2006	$30,225,000
4,004,000	Barton Capital Corporation		5.300	10/17/2006	3,993,979
4,000,000	Deutsche Bank Financial, LLC		5.270	10/3/2006	3,998,243
2,900,000	Edison Asset Securitization, LLC		5.270	10/2/2006	2,899,151
2,080,000	Federal National Mortgage Association є		5.270	2/7/2007	2,042,652
1,850,000	HBOS Treasury Services plc		5.300	10/10/2006	1,847,276
2,727,000	Kitty Hawk Funding Corporation		5.270	10/5/2006	2,725,004
2,025,000	Paradigm Funding, LLC		5.270	10/30/2006	2,016,107
2,995,000	Park Avenue Receivables Corporation		5.260	10/5/2006	2,992,812
4,000,000	Preferred Receivables Funding Corporation		5.260	10/20/2006	3,988,311
2,000,000	Stadshypotek Delaware, Inc.		5.260	10/13/2006	1,996,201
5,000,000	Stadshypotek Delaware, Inc.		5.280	10/18/2006	4,986,850
13,440,421	Thrivent Money Market Portfolio		5.070	N/A	13,440,421

	Total Short-Term Investments (cost $77,150,690)				77,152,007

	Total Investments (cost $690,498,680) 102.0%				$780,022,951

	Other Assets and Liabilities, Net (2.0%)				(15,147,925)

	Total Net Assets 100.0%				$764,875,026

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

S&P 500 Index Futures	109	December 2006	$35,629,695	$36,662,150	$1,032,455

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

є At September 29, 2006, $2,042,652 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $40,642,574 of investments were earmarked as collateral to cover open financial futures contracts.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$96,313,093
Gross unrealized depreciation	(6,788,822)

Net unrealized appreciation (depreciation)	$89,524,271
Cost for federal income tax purposes	$690,498,680

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

71

Large Cap Index Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (98.7%)	Value	Shares	Common Stock (98.7%)	Value

Consumer Discretionary (10.0%)			25,800	Interpublic Group of
18,400	Amazon.com, Inc. #*	$591,008		Companies, Inc. #*	$255,420
8,200	Apollo Group, Inc. #	403,768	13,200	J.C. Penney Company, Inc.
9,200	AutoNation, Inc. #	192,280		(Holding Company)	902,748
3,100	AutoZone, Inc. #	320,230	11,500	Johnson Controls, Inc.	825,010
16,600	Bed Bath & Beyond, Inc. #	635,116	6,700	Jones Apparel Group, Inc.	217,348
23,825	Best Buy Company, Inc.	1,276,067	4,600	KB Home *	201,480
6,400	Big Lots, Inc. #*	126,784	19,300	Kohl’s Corporation #	1,252,956
4,400	Black & Decker Corporation	349,140	10,800	Leggett & Platt, Inc.	270,324
5,500	Brunswick Corporation	171,545	8,200	Lennar Corporation	371,050
26,100	Carnival Corporation	1,227,483	20,004	Limited Brands, Inc.	529,906
45,772	CBS Corporation	1,289,397	6,100	Liz Claiborne, Inc.	241,011
6,900	Centex Corporation	363,078	89,700	Lowe’s Companies, Inc.	2,516,982
8,200	Circuit City Stores, Inc.	205,902	20,100	Marriott International, Inc.	776,664
29,100	Clear Channel		22,250	Mattel, Inc.	438,325
	Communications, Inc.	839,535	72,000	McDonald’s Corporation	2,816,640
21,500	Coach, Inc. #	739,600	20,600	McGraw-Hill Companies, Inc.	1,195,418
122,877	Comcast Corporation #*	4,528,017	2,300	Meredith Corporation	113,459
16,000	D.R. Horton, Inc.	383,200	8,500	New York Times Company *	195,330
8,650	Darden Restaurants, Inc.	367,366	16,273	Newell Rubbermaid, Inc.	460,851
3,600	Dillard’s, Inc. *	117,828	137,200	News Corporation	2,695,980
18,315	Dollar General Corporation	249,633	11,300	NIKE, Inc.	990,106
3,900	Dow Jones & Company, Inc. *	130,806	13,400	Nordstrom, Inc.	566,820
4,900	E.W. Scripps Company *	234,857	16,700	Office Depot, Inc. #	662,990
16,800	Eastman Kodak Company *	376,320	4,400	OfficeMax, Inc.	179,256
9,000	Family Dollar Stores, Inc.	263,160	10,000	Omnicom Group, Inc.	936,000
31,868	Federated Department Stores, Inc.	1,377,016	12,500	Pulte Homes, Inc. *	398,250
110,500	Ford Motor Company *	893,945	8,000	RadioShack Corporation *	154,400
8,800	Fortune Brands, Inc.	660,968	4,832	Sears Holdings Corporation #	763,891
13,800	Gannett Company, Inc.	784,254	6,700	Sherwin-Williams Company	373,726
31,562	Gap, Inc.	598,100	3,500	Snap-On, Inc.	155,925
33,200	General Motors Corporation *	1,104,232	4,800	Stanley Works	239,280
10,100	Genuine Parts Company	435,613	42,675	Staples, Inc.	1,038,283
10,500	Goodyear Tire &		44,400	Starbucks Corporation #	1,511,820
	Rubber Company #*	152,250	12,700	Starwood Hotels & Resorts
18,900	H&R Block, Inc. *	410,886		Worldwide, Inc.	726,313
1	Hanesbrands, Inc. #	11	50,400	Target Corporation	2,784,600
15,400	Harley-Davidson, Inc.	966,350	8,100	Tiffany & Company	268,920
3,800	Harman International		238,850	Time Warner, Inc.	4,354,236
	Industries, Inc.	317,072	26,500	TJX Companies, Inc.	742,795
10,900	Harrah’s Entertainment, Inc.	724,087	11,400	Tribune Company *	373,008
9,750	Hasbro, Inc.	221,812	14,700	Univision Communications, Inc. #	504,798
22,600	Hilton Hotels Corporation	629,410	5,400	VF Corporation	393,930
121,200	Home Depot, Inc.	4,395,924	41,672	Viacom, Inc. #	1,549,365
19,900	International Game Technology	825,850	122,747	Walt Disney Company	3,794,110

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

72

Large Cap Index Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (98.7%)	Value	Shares	Common Stock (98.7%)	Value

Consumer Discretionary — continued			59,200	Walgreen Company	$2,627,888
7,000	Wendy’s International, Inc.	$469,000	144,500	Wal-Mart Stores, Inc.	7,126,740
4,558	Whirlpool Corporation	383,357	8,200	Whole Foods Market, Inc.	487,326
11,872	Wyndham Worldwide		12,975	William Wrigley Jr. Company	597,628

	Corporation #	332,060		Total Consumer Staples	67,674,465

15,840	Yum! Brands, Inc.	824,472

	Total Consumer		Energy (9.3%)
	Discretionary	71,628,513	26,972	Anadarko Petroleum Corporation	1,182,183

			19,320	Apache Corporation	1,221,024
Consumer Staples (9.4%)			19,300	Baker Hughes, Inc.	1,316,260
4,650	Alberto-Culver Company	235,244	17,500	BJ Services Company	527,275
122,900	Altria Group, Inc.	9,407,995	22,200	Chesapeake Energy Corporation *	643,356
45,100	Anheuser-Busch Companies, Inc.	2,142,701	129,096	Chevron Corporation	8,373,167
38,468	Archer-Daniels-Midland Company	1,457,168	96,749	ConocoPhillips	5,759,468
26,300	Avon Products, Inc.	806,358	10,700	CONSOL Energy, Inc.	339,511
4,800	Brown-Forman Corporation	367,920	25,900	Devon Energy Corporation	1,635,585
13,700	Campbell Soup Company	500,050	40,818	El Paso Corporation	556,758
8,900	Clorox Company	560,700	14,200	EOG Resources, Inc.	923,710
119,700	Coca-Cola Company	5,348,196	349,208	Exxon Mobil Corporation	23,431,858
16,200	Coca-Cola Enterprises, Inc.	337,446	60,500	Halliburton Company	1,721,225
30,300	Colgate-Palmolive Company	1,881,630	14,100	Hess Corporation	584,022
30,000	ConAgra Foods, Inc.	734,400	6,300	Kinder Morgan, Inc.	660,555
12,400	Constellation Brands, Inc. #	356,872	21,034	Marathon Oil Corporation	1,617,515
27,500	Costco Wholesale Corporation	1,366,200	10,900	Murphy Oil Corporation	518,295
48,200	CVS Corporation	1,548,184	18,500	Nabors Industries, Ltd. #	550,375
7,900	Dean Foods Company #	331,958	10,300	National Oilwell Varco, Inc. #	603,065
7,600	Estee Lauder Companies, Inc.	306,508	8,000	Noble Corporation	513,440
20,800	General Mills, Inc.	1,177,280	50,600	Occidental Petroleum Corporation	2,434,366
19,400	H.J. Heinz Company	813,442	6,500	Rowan Companies, Inc.	205,595
10,500	Hershey Company	561,225	69,500	Schlumberger, Ltd.	4,311,085
14,800	Kellogg Company	732,896	11,800	Smith International, Inc.	457,840
26,892	Kimberly-Clark Corporation	1,757,661	7,600	Sunoco, Inc.	472,644
42,400	Kroger Company	981,136	18,511	Transocean, Inc. #	1,355,561
7,800	McCormick & Company, Inc.	296,244	36,000	Valero Energy Corporation	1,852,920
2,800	Molson Coors Brewing Company	192,920	20,300	Weatherford International, Ltd. #	846,916
8,000	Pepsi Bottling Group, Inc.	284,000	35,000	Williams Companies, Inc.	835,450
96,770	PepsiCo, Inc.	6,315,210	21,400	XTO Energy, Inc.	901,582

186,460	Procter & Gamble Company	11,556,791		Total Energy	66,352,606

10,100	Reynolds American, Inc. *	625,897
26,100	Safeway, Inc.	792,135	Financials (22.0%)
44,600	Sara Lee Corporation	716,722	19,100	ACE, Ltd.	1,045,343
12,481	SUPERVALU, Inc.	370,062	29,100	AFLAC, Inc.	1,331,616
36,300	SYSCO Corporation	1,214,235	36,982	Allstate Corporation	2,319,881
14,900	Tyson Foods, Inc.	236,612	6,300	Ambac Financial Group, Inc.	521,325
9,500	UST, Inc. *	520,885	71,300	American Express Company	3,998,504

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

73

Large Cap Index Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (98.7%)	Value	Shares	Common Stock (98.7%)	Value

Financials — continued			12,200	Janus Capital Group, Inc.	$240,584
152,640	American International		23,700	KeyCorp	887,328
	Group, Inc.	$10,113,926	12,800	Kimco Realty Corporation	548,736
14,300	Ameriprise Financial, Inc.	670,670	7,700	Legg Mason, Inc.	776,622
20,150	AmSouth Bancorporation	585,156	31,500	Lehman Brothers Holdings, Inc.	2,326,590
18,425	Aon Corporation	624,055	16,894	Lincoln National Corporation	1,048,786
5,800	Apartment Investment &		26,800	Loews Corporation	1,015,720
	Management Company	315,578	4,700	M&T Bank Corporation	563,812
12,600	Archstone-Smith Trust	685,944	32,300	Marsh & McLennan
265,818	Bank of America Corporation	14,239,870		Companies, Inc.	909,245
44,800	Bank of New York Company, Inc.	1,579,648	15,000	Marshall & Ilsley Corporation	722,700
31,600	BB&T Corporation	1,383,448	7,950	MBIA, Inc.	488,448
7,031	Bear Stearns Companies, Inc.	985,043	24,200	Mellon Financial Corporation	946,220
6,800	Boston Properties, Inc.	702,712	52,000	Merrill Lynch & Company, Inc.	4,067,440
17,900	Capital One Financial Corporation	1,408,014	44,600	MetLife, Inc.	2,527,928
60,825	Charles Schwab Corporation	1,088,768	5,000	MGIC Investment Corporation	299,850
2,100	Chicago Mercantile Exchange		14,000	Moody’s Corporation	915,320
	Holdings, Inc.	1,004,325	62,950	Morgan Stanley	4,589,684
24,100	Chubb Corporation	1,252,236	35,500	National City Corporation	1,299,300
10,238	Cincinnati Financial Corporation	492,038	27,300	North Fork Bancorporation, Inc.	781,872
11,600	CIT Group, Inc.	564,108	11,100	Northern Trust Corporation	648,573
290,439	Citigroup, Inc.	14,426,105	10,600	Plum Creek Timber Company, Inc.	360,824
9,550	Comerica, Inc.	543,586	17,300	PNC Financial Services
11,000	Commerce Bancorp, Inc. *	403,810		Group, Inc.	1,253,212
7,700	Compass Bancshares, Inc.	438,746	15,900	Principal Financial Group, Inc.	863,052
35,900	Countrywide Financial		45,300	Progressive Corporation	1,111,662
	Corporation	1,257,936	14,500	ProLogis Trust	827,370
25,000	E*TRADE Financial Corporation #	598,000	28,400	Prudential Financial, Inc.	2,165,500
20,600	Equity Office Properties Trust	819,056	7,300	Public Storage, Inc.	627,727
17,100	Equity Residential REIT	864,918	12,690	Realogy Corporation #	287,809
40,500	Federal Home Loan		26,909	Regions Financial Corporation	989,982
	Mortgage Corporation	2,686,365	7,000	SAFECO Corporation	412,510
56,800	Federal National		12,900	Simon Property Group, Inc.	1,168,998
	Mortgage Association	3,175,688	24,000	SLM Corporation	1,247,520
5,500	Federated Investors, Inc.	185,955	21,110	Sovereign Bancorp, Inc.	454,076
32,694	Fifth Third Bancorp *	1,244,988	40,581	St. Paul Travelers
7,300	First Horizon National			Companies, Inc.	1,902,843
	Corporation *	277,473	19,500	State Street Corporation	1,216,800
9,800	Franklin Resources, Inc.	1,036,350	21,400	SunTrust Banks, Inc.	1,653,792
26,700	Genworth Financial, Inc.	934,767	19,100	Synovus Financial Corporation	560,967
15,700	Golden West Financial		15,368	T. Rowe Price Group, Inc.	735,359
	Corporation	1,212,825	6,000	Torchmark Corporation	378,660
25,400	Goldman Sachs Group, Inc.	4,296,918	104,385	U.S. Bancorp	3,467,670
17,800	Hartford Financial Services		20,124	UnumProvident Corporation *	390,204
	Group, Inc.	1,544,150	7,200	Vornado Realty Trust	784,800
13,971	Huntington Bancshares, Inc.	334,326	96,292	Wachovia Corporation	5,373,094
203,893	J.P. Morgan Chase & Company	9,574,815	56,553	Washington Mutual, Inc.	2,458,363

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

74

Large Cap Index Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (98.7%)	Value	Shares	Common Stock (98.7%)	Value

Financials — continued			14,000	MedImmune, Inc. #	$408,940
197,800	Wells Fargo & Company	$7,156,404	67,500	Medtronic, Inc.	3,134,700
10,500	XL Capital, Ltd.	721,350	127,800	Merck & Company, Inc.	5,354,820
6,300	Zions Bancorporation	502,803	3,200	Millipore Corporation #	196,160

	Total Financials	157,447,094	12,300	Mylan Laboratories, Inc.	247,599

			8,200	Patterson Companies, Inc. #*	275,602
Health Care (12.5%)			7,500	PerkinElmer, Inc.	141,975
89,700	Abbott Laboratories	4,355,832	428,353	Pfizer, Inc.	12,148,091
32,096	Aetna, Inc.	1,269,397	9,400	Quest Diagnostics, Inc.	574,904
8,800	Allergan, Inc.	990,968	87,000	Schering-Plough Corporation	1,921,830
11,800	AmerisourceBergen Corporation	533,360	20,684	St. Jude Medical, Inc. #	729,938
68,840	Amgen, Inc. #	4,924,125	17,400	Stryker Corporation	862,866
10,800	Applera Corporation (Applied		27,600	Tenet Healthcare Corporation #*	224,664
	Biosystems Group)	357,588	9,300	Thermo Electron Corporation #	365,769
6,300	Barr Pharmaceuticals, Inc. #	327,222	79,100	UnitedHealth Group, Inc.	3,891,720
3,200	Bausch & Lomb, Inc. *	160,416	6,100	Waters Corporation #	276,208
38,300	Baxter International, Inc.	1,741,118	6,100	Watson Pharmaceuticals, Inc. #	159,637
14,300	Becton, Dickinson and Company 1,010,581		36,400	WellPoint, Inc. #	2,804,620
20,100	Biogen Idec, Inc. #	898,068	79,000	Wyeth	4,016,360
14,350	Biomet, Inc.	461,926	14,250	Zimmer Holdings, Inc. #	961,875

69,150	Boston Scientific Corporation #	1,022,728		Total Health Care	89,521,732

115,500	Bristol-Myers Squibb Company	2,878,260
6,000	C.R. Bard, Inc.	450,000	Industrials (10.8%)
23,775	Cardinal Health, Inc.	1,562,968	44,200	3M Company	3,289,364
25,000	Caremark Rx, Inc.	1,416,750	15,000	Allied Waste Industries, Inc. #	169,050
6,600	CIGNA Corporation	767,712	10,000	American Power Conversion
9,400	Coventry Health Care, Inc. #	484,288		Corporation	219,600
57,700	Eli Lilly and Company	3,288,900	10,400	American Standard Companies, Inc.	436,488
8,000	Express Scripts, Inc. #	603,920	5,700	Avery Dennison Corporation	342,969
7,300	Fisher Scientific		46,660	Boeing Company	3,679,141
	International, Inc. #	571,152	21,192	Burlington Northern Santa Fe
18,600	Forest Laboratories, Inc. #	941,346		Corporation	1,556,340
15,300	Genzyme Corporation #	1,032,291	38,500	Caterpillar, Inc.	2,533,300
26,800	Gilead Sciences, Inc. #	1,841,160	8,100	Cintas Corporation	330,723
24,900	HCA, Inc.	1,242,261	5,400	Cooper Industries, Ltd.	460,188
14,200	Health Management		26,000	CSX Corporation	853,580
	Associates, Inc.	296,780	3,000	Cummins, Inc. *	357,690
9,180	Hospira, Inc. #	351,319	14,000	Danaher Corporation	961,380
9,700	Humana, Inc. #	641,073	13,500	Deere & Company	1,132,785
11,900	IMS Health, Inc.	317,016	12,000	Dover Corporation	569,280
171,840	Johnson & Johnson	11,159,290	8,900	Eaton Corporation	612,765
14,200	King Pharmaceuticals, Inc. #	241,826	23,900	Emerson Electric Company	2,004,254
7,400	Laboratory Corporation of		7,600	Equifax, Inc.	278,996
	America Holdings #	485,218	17,960	FedEx Corporation	1,951,893
4,400	Manor Care, Inc. *	230,032	5,100	Fluor Corporation	392,139
17,642	McKesson Corporation	930,086	23,700	General Dynamics Corporation	1,698,579
17,243	Medco Health Solutions, Inc. #	1,036,477	606,500	General Electric Company є	21,409,450

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

75

Large Cap Index Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (98.7%)	Value	Shares	Common Stock (98.7%)	Value

Industrials — continued			26,776	Avaya, Inc. #	$306,317
7,400	Goodrich Corporation	$299,848	12,100	BMC Software, Inc. #	329,362
48,075	Honeywell International, Inc.	1,966,268	27,500	Broadcom Corporation #	834,350
24,600	Illinois Tool Works, Inc.	1,104,540	24,212	CA, Inc.	573,582
19,000	Ingersoll-Rand Company	721,620	4,957	CIENA Corporation #	135,082
10,900	ITT Corporation	558,843	358,600	Cisco Systems, Inc. #	8,247,800
7,300	L-3 Communications Holdings, Inc.	571,809	10,700	Citrix Systems, Inc. #	387,447
20,900	Lockheed Martin Corporation	1,798,654	10,100	Computer Sciences Corporation #*	496,112
23,300	Masco Corporation	638,886	21,900	Compuware Corporation #	170,601
7,600	Monster Worldwide, Inc. #	275,044	11,800	Comverse Technology, Inc. #	252,992
3,700	Navistar International		8,200	Convergys Corporation #	169,330
	Corporation #	95,534	91,600	Corning, Inc. #	2,235,956
24,400	Norfolk Southern Corporation	1,074,820	133,400	Dell, Inc. #	3,046,856
20,298	Northrop Grumman Corporation	1,381,685	69,000	eBay, Inc. #	1,956,840
14,725	PACCAR, Inc. *	839,620	18,000	Electronic Arts, Inc. #	1,002,240
7,400	Pall Corporation	227,994	30,400	Electronic Data Systems
7,150	Parker-Hannifin Corporation	555,770		Corporation	745,408
13,100	Pitney Bowes, Inc.	581,247	134,986	EMC Corporation #	1,617,132
12,800	R.R. Donnelley & Sons Company	421,888	44,880	First Data Corporation	1,884,960
26,300	Raytheon Company	1,262,663	10,300	Fiserv, Inc. #	485,027
10,100	Robert Half International, Inc.	343,097	23,769	Freescale Semiconductor, Inc. #	903,460
10,300	Rockwell Automation, Inc.	598,430	12,500	Google, Inc. #	5,023,750
10,100	Rockwell Collins, Inc. *	553,884	160,886	Hewlett-Packard Company	5,902,907
3,700	Ryder System, Inc.	191,216	338,800	Intel Corporation	6,969,116
46,100	Southwest Airlines Company	768,026	89,400	International Business Machines
7,400	Textron, Inc.	647,500		Corporation	7,325,436
118,307	Tyco International, Ltd.	3,311,413	20,100	Intuit, Inc. #	645,009
15,800	Union Pacific Corporation	1,390,400	10,900	Jabil Circuit, Inc.	311,413
63,500	United Parcel Service, Inc.	4,568,190	98,900	JDS Uniphase Corporation #*	216,591
59,400	United Technologies Corporation	3,762,990	33,200	Juniper Networks, Inc. #	573,696
4,600	W.W. Grainger, Inc.	308,292	11,600	KLA-Tencor Corporation	515,852
31,699	Waste Management, Inc.	1,162,719	5,900	Lexmark International, Inc. #	340,194

	Total Industrials	77,222,844	17,800	Linear Technology Corporation	553,936

			23,400	LSI Logic Corporation #*	192,348
Information Technology (15.0%)			263,322	Lucent Technologies, Inc. #*	616,173
6,885	ADC Telecommunications, Inc. #	103,275	18,900	Maxim Integrated Products, Inc.	530,523
34,000	Adobe Systems, Inc. #	1,273,300	42,800	Micron Technology, Inc. #	744,720
28,500	Advanced Micro Devices, Inc. #	708,225	507,400	Microsoft Corporation	13,867,242
7,000	Affiliated Computer		8,400	Molex, Inc.	327,348
	Services, Inc. #*	363,020	143,890	Motorola, Inc.	3,597,250
23,915	Agilent Technologies, Inc. #	781,781	17,400	National Semiconductor
21,100	Altera Corporation #	387,818		Corporation	409,422
20,800	Analog Devices, Inc.	611,312	10,500	NCR Corporation #	414,540
49,900	Apple Computer, Inc. #	3,843,797	21,800	Network Appliance, Inc. #	806,818
81,800	Applied Materials, Inc.	1,450,314	19,900	Novell, Inc. #	121,788
13,700	Autodesk, Inc. #	476,486	7,300	Novellus Systems, Inc. #	201,918
32,600	Automatic Data Processing, Inc.	1,543,284	20,700	NVIDIA Corporation #	612,513

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

76

Large Cap Index Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (98.7%)	Value	Shares	Common Stock (98.7%)	Value

Information Technology — continued			31,878	Monsanto Company	$1,498,585
236,937	Oracle Corporation #	$4,203,262	26,348	Newmont Mining Corporation	1,126,377
6,640	Parametric Technology		18,100	Nucor Corporation	895,769
	Corporation #	115,934	8,300	Pactiv Corporation #	235,886
19,900	Paychex, Inc.	733,315	11,940	Phelps Dodge Corporation	1,011,318
12,200	PMC-Sierra, Inc. #*	72,468	9,800	PPG Industries, Inc.	657,384
9,300	QLogic Corporation #	175,770	18,900	Praxair, Inc.	1,118,124
97,000	QUALCOMM, Inc.	3,525,950	8,613	Rohm and Haas Company	407,826
7,749	Sabre Holdings Corporation	181,249	4,776	Sealed Air Corporation	258,477
11,500	SanDisk Corporation #	615,710	3,900	Sigma-Aldrich Corporation *	295,113
31,300	Sanmina-SCI Corporation #	117,062	6,400	Temple-Inland, Inc.	256,640
53,700	Solectron Corporation #	175,062	7,200	United States Steel Corporation	415,296
206,100	Sun Microsystems, Inc. #	1,024,317	5,700	Vulcan Materials Company	446,025
58,124	Symantec Corporation #	1,236,879	14,400	Weyerhaeuser Company	886,032

14,869	Symbol Technologies, Inc.	220,953		Total Materials	20,246,282

5,000	Tektronix, Inc.	144,650
26,300	Tellabs, Inc. #	288,248	Telecommunications Services (3.5%)
11,700	Teradyne, Inc. #	153,972	22,800	ALLTEL Corporation	1,265,400
90,000	Texas Instruments, Inc.	2,992,500	228,189	AT&T, Inc. є	7,429,834
20,200	Unisys Corporation #	114,332	106,600	BellSouth Corporation	4,557,150
14,400	VeriSign, Inc. #	290,880	6,900	CenturyTel, Inc.	273,723
57,400	Xerox Corporation #	893,144	18,900	Citizens Communications
19,900	Xilinx, Inc.	436,805		Company	265,356
73,000	Yahoo!, Inc. #	1,845,440	8,801	Embarq Corporation	425,704

	Total Information		93,972	Qwest Communications
	Technology	107,701,871		International, Inc. #*	819,436

			175,520	Sprint Nextel Corporation	3,010,168
Materials (2.8%)			170,296	Verizon Communications, Inc.	6,323,090
13,100	Air Products and Chemicals, Inc. 869,447		27,807	Windstream Corporation	366,780

50,864	Alcoa, Inc.	1,426,227		Total Telecommunications
5,969	Allegheny Technologies, Inc. *	371,212		Services	24,736,641

3,900	Ashland, Inc.	248,742
6,200	Ball Corporation	250,790	Utilities (3.4%)
6,200	Bemis Company, Inc.	203,732	38,800	AES Corporation #	791,132
56,293	Dow Chemical Company	2,194,301	9,600	Allegheny Energy, Inc. #	385,632
54,111	E.I. du Pont de Nemours		12,100	Ameren Corporation	638,759
	and Company	2,318,115	23,160	American Electric Power
4,900	Eastman Chemical Company	264,698		Company, Inc.	842,329
10,500	Ecolab, Inc.	449,610	18,373	CenterPoint Energy, Inc. *	263,101
11,500	Freeport-McMoRan Copper		13,100	CMS Energy Corporation #	189,164
	& Gold, Inc.	612,490	14,500	Consolidated Edison, Inc.	669,900
6,700	Hercules, Inc. #	105,659	10,600	Constellation Energy Group, Inc.	627,520
4,700	International Flavors &		20,647	Dominion Resources, Inc.	1,579,289
	Fragrances, Inc.	185,838	10,500	DTE Energy Company	435,855
24,171	International Paper Company	837,042	73,608	Duke Energy Corporation	2,222,962
6,200	Louisiana-Pacific Corporation	116,374	22,300	Dynegy, Inc. #	123,542
10,681	MeadWestvaco Corporation	283,153	19,100	Edison International, Inc.	795,324

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

77

Large Cap Index Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (98.7%)	Value	Shares	Common Stock (98.7%)	Value

Utilities — continued			14,700	Public Service Enterprise
12,300	Entergy Corporation	$962,229		Group, Inc.	$899,493
39,324	Exelon Corporation	2,380,675	15,375	Sempra Energy	772,594
19,400	FirstEnergy Corporation	1,083,684	43,600	Southern Company	1,502,456
23,800	FPL Group, Inc.	1,071,000	12,300	TECO Energy, Inc.	192,495
10,300	KeySpan Corporation	423,742	27,034	TXU Corporation	1,690,166
2,800	Nicor, Inc. *	119,728	24,005	Xcel Energy, Inc. *	495,703

16,109	NiSource, Inc.	350,210		Total Utilities	24,135,829

2,300	Peoples Energy Corporation *	93,495

20,500	PG&E Corporation	853,825		Total Common Stock
5,900	Pinnacle West Capital Corporation	265,795		(cost $559,993,765)	706,667,877

22,400	PPL Corporation	736,960
14,920	Progress Energy, Inc. *	677,070

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

78

Large Cap Index Portfolio
Schedule of Investments as of September 29, 2006 (unaudited)
			Interest	Maturity
Shares	Collateral Held for Securities Loaned (2.6%)		Rate (+)	Date	Value

18,651,244	Thrivent Financial Securities Lending Trust		5.320%	N/A	$18,651,244

	Total Collateral Held for Securities Loaned
	(cost $18,651,244)				18,651,244

Shares or
Principal			Interest	Maturity
Amount	Short-Term Investments (1.4%)		Rate (+)	Date	Value

$1,100,000	Federal National Mortgage Association є		5.270%	2/7/2007	$1,080,248
2,860,000	Old Line Funding, LLC		5.350	10/2/2006	2,859,150
6,381,122	Thrivent Money Market Portfolio		5.070	N/A	6,381,122

	Total Short-Term Investments (cost $10,319,802)				10,320,520

	Total Investments (cost $588,964,811) 102.7%				$735,639,641

	Other Assets and Liabilities, Net (2.7%)				(19,230,494)

	Total Net Assets 100.0%				$716,409,147

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

S&P 500 Index Futures	31	December 2006	$10,284,455	$10,426,850	$142,395

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

є At September 29, 2006, $1,080,248 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $11,106,354 of investments were earmarked as collateral to cover open financial futures contracts.

Definitions:

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$220,238,225
Gross unrealized depreciation	(73,563,395)

Net unrealized appreciation (depreciation)	$146,674,830
Cost for federal income tax purposes	$588,964,811

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

79

Real Estate Securities Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (97.8%)	Value	Shares	Common Stock (97.8%)	Value

Consumer Discretionary (2.5%)			55,000	Extra Space Storage, Inc. *	$952,050
115,000	Hilton Hotels Corporation *	$3,202,750	67,300	Federal Realty Investment Trust *	5,000,390
85,883	Starwood Hotels & Resorts		29,833	FelCor Lodging Trust, Inc.	598,152
	Worldwide, Inc.	4,911,649	7,500	First Industrial Realty Trust, Inc. *	330,000

	Total Consumer		19,800	First Potomac Realty Trust *	598,356
	Discretionary	8,114,399	55,000	Forest City Enterprises	2,986,500

			223,500	General Growth
Financials (95.3%)				Properties, Inc. *	10,649,775
63,000	Alexandria Real Estate		1,300	GMH Communities Trust	16,406
	Equities, Inc. *	5,909,400	20,000	Health Care Property
105,500	AMB Property Corporation *	5,814,105		Investors, Inc. *	621,000
29,715	American Campus		15,000	Health Care REIT, Inc. *	600,150
	Communities, Inc. *	758,030	5,400	Healthcare Realty Trust, Inc.	207,414
75,000	Apartment Investment &		50,000	Highwoods Properties, Inc.	1,860,500
	Management Company	4,080,750	17,500	Home Properties, Inc.	1,000,300
200,800	Archstone-Smith Trust ±	10,931,552	10,000	Hospitality Properties Trust	472,000
105,500	Avalonbay Communities, Inc.	12,702,200	485,656	Host Marriott Corporation	11,136,092
61,200	BioMed Realty Trust, Inc.	1,856,808	9,100	Innkeepers USA Trust	148,239
142,000	Boston Properties, Inc. *	14,674,280	37,500	iStar Financial, Inc.	1,563,750
83,600	Brandywine Realty Trust	2,721,180	34,000	Kilroy Realty Corporation	2,561,560
47,700	BRE Properties, Inc. *	2,849,121	177,400	Kimco Realty Corporation *	7,605,138
15,000	Brookfield Asset		45,000	Kite Realty Group Trust	766,800
	Management, Inc.	665,100	38,400	LaSalle Hotel Properties	1,664,256
148,500	Brookfield Properties		52,800	Liberty Property Trust *	2,523,312
	Corporation	5,245,020	116,100	Macerich Company	8,865,396
56,800	Camden Property Trust	4,317,368	49,700	Mack-Cali Realty Corporation	2,574,460
40,000	CBL & Associates Properties, Inc.	1,676,400	65,000	Maguire Properties, Inc.	2,648,100
25,000	Cedar Shopping Centers, Inc. *	404,250	50,000	Medical Properties Trust, Inc. *	669,500
20,000	Colonial Properties Trust	956,200	17,083	Mid-America Apartment
85,900	Corporate Office Properties Trust	3,844,884		Communities, Inc.	1,045,821
33,000	Cousins Properties, Inc. *	1,128,930	10,000	Mills Corporation	167,100
55,375	Crescent Real Estate		45,000	Nationwide Health
	Equities Company	1,207,729		Properties, Inc. *	1,203,300
25,000	Deerfield Triarc Capital		17,000	New Plan Excel Realty
	Corporation	327,750		Trust, Inc. *	459,850
125,000	Developers Diversified		10,000	Newcastle Investment
	Realty Corporation	6,970,000		Corporation *	274,100
44,500	Digital Realty Trust, Inc. Ω	1,393,740	45,000	Omega Healthcare
78,900	Duke Realty Corporation *	2,946,915		Investors, Inc.	675,450
25,900	EastGroup Properties, Inc. *	1,291,374	52,500	Pan Pacific Retail
18,200	Entertainment Properties Trust *	897,624		Properties, Inc.	3,644,550
40,000	Equity Inns, Inc.	636,800	12,042	Pennsylvania Real Estate
28,800	Equity Lifestyle			Investment Trust	512,628
	Properties, Inc. *	1,316,448	42,500	Post Properties, Inc.	2,019,600
212,000	Equity Office Properties Trust	8,429,120	294,300	ProLogis Trust	16,792,758
265,000	Equity Residential REIT	13,403,700	16,000	PS Business Parks, Inc.	964,800
35,000	Essex Property Trust, Inc. *	4,249,000	121,160	Public Storage, Inc.	10,418,548

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

80

Real Estate Securities Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (97.8%)	Value	Shares Common Stock (97.8%)		Value

Financials — continued			159,500	Trizec Properties, Inc.	$4,611,145
13,000	Realty Income Corporation	$321,230	182,000	United Dominion Realty
114,200	Reckson Associates Realty			Trust, Inc. *	5,496,400
	Corporation	4,887,760	51,600	U-Store-It Trust	1,107,336
117,100	Regency Centers Corporation	8,051,796	140,000	Ventas, Inc.	5,395,600
33,000	Senior Housing Property Trust *	704,220	138,900	Vornado Realty Trust	15,140,100
240,300	Simon Property Group, Inc.	21,775,985	25,000	Weingarten Realty Investors	1,075,500

85,000	SL Green Realty Corporation *	9,494,500		Total Financials	315,873,151

15,000	St. Joe Company	823,050

69,000	Strategic Hotel Capital, Inc.	1,371,720		Total Common Stock
55,000	Sunstone Hotel Investors, Inc.	1,634,600		(cost $230,361,603)	323,987,550

30,000	Tanger Factory Outlet
	Centers, Inc. *	1,068,600
56,500	Taubman Centers, Inc.	2,509,730
			Interest	Maturity
Shares	Collateral Held for Securities Loaned (11.8%)		Rate (+)	Date	Value

39,118,696	Thrivent Financial Securities Lending Trust		5.320%	N/A	$39,118,696

	Total Collateral Held for Securities Loaned
	(cost $39,118,696)				39,118,696

Shares or
Principal			Interest	Maturity
Amount	Short-Term Investments (2.9%)		Rate (+)	Date	Value

$1,555,000	CAFCO, LLC		5.370%	10/2/2006	$1,554,536
8,120,776	Thrivent Money Market Portfolio		5.070	N/A	8,120,776

	Total Short-Term Investments (at amortized cost)				9,675,312

	Total Investments (cost $279,155,611) 112.5%				372,781,558

	Other Assets and Liabilities, Net (12.5%)				(41,492,966)

	Total Net Assets 100.0%				331,288,592

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Ω  Denotes investments purchased on a when-issued basis.

±  Designated as cover for long settling trades.

Definitions:

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$93,669,704
Gross unrealized depreciation	(43,757)

Net unrealized appreciation (depreciation)	$93,625,947
Cost for federal income tax purposes	$279,155,611

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

81

Balanced Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (63.9%)	Value	Shares	Common Stock (63.9%)	Value

Consumer Discretionary (6.5%)			13,400	Interpublic Group of
9,500	Amazon.com, Inc. #*±	$305,140		Companies, Inc. #*	$132,660
4,300	Apollo Group, Inc. #	211,732	6,800	J.C. Penney Company, Inc.
4,700	AutoNation, Inc. #	98,230		(Holding Company)	465,052
1,800	AutoZone, Inc. #	185,940	6,000	Johnson Controls, Inc.	430,440
8,500	Bed Bath & Beyond, Inc. #	325,210	3,500	Jones Apparel Group, Inc.	113,540
12,275	Best Buy Company, Inc.	657,449	2,300	KB Home *	100,740
3,500	Big Lots, Inc. #*	69,335	9,900	Kohl’s Corporation #±	642,708
2,300	Black & Decker Corporation	182,505	5,500	Leggett & Platt, Inc.	137,665
3,000	Brunswick Corporation	93,570	4,300	Lennar Corporation	194,575
13,600	Carnival Corporation	639,608	10,262	Limited Brands, Inc.	271,840
23,862	CBS Corporation	672,193	3,300	Liz Claiborne, Inc.	130,383
3,500	Centex Corporation *	184,170	45,800	Lowe’s Companies, Inc.	1,285,148
4,200	Circuit City Stores, Inc.	105,462	10,500	Marriott International, Inc.	405,720
15,200	Clear Channel		11,425	Mattel, Inc.	225,072
	Communications, Inc.	438,520	37,800	McDonald’s Corporation ±	1,478,736
11,000	Coach, Inc. #±	378,400	10,700	McGraw-Hill Companies, Inc.	620,921
64,177	Comcast Corporation #	2,364,922	1,200	Meredith Corporation	59,196
8,200	D.R. Horton, Inc. ±	196,390	4,500	New York Times Company *	103,410
4,500	Darden Restaurants, Inc.	191,115	8,526	Newell Rubbermaid, Inc.	241,456
2,000	Dillard’s, Inc. *	65,460	70,300	News Corporation	1,381,395
9,122	Dollar General Corporation *	124,333	5,800	NIKE, Inc.	508,196
2,100	Dow Jones & Company, Inc. *	70,434	7,000	Nordstrom, Inc.	296,100
2,700	E.W. Scripps Company *	129,411	8,700	Office Depot, Inc. #	345,390
8,500	Eastman Kodak Company *	190,400	2,300	OfficeMax, Inc.	93,702
4,500	Family Dollar Stores, Inc.	131,580	5,200	Omnicom Group, Inc.	486,720
16,500	Federated Department Stores, Inc.	712,965	6,400	Pulte Homes, Inc.	203,904
57,800	Ford Motor Company *	467,602	4,200	RadioShack Corporation *	81,060
4,500	Fortune Brands, Inc.	337,995	2,480	Sears Holdings Corporation #	392,063
7,300	Gannett Company, Inc.	414,859	3,500	Sherwin-Williams Company	195,230
16,100	Gap, Inc.	305,095	1,800	Snap-On, Inc.	80,190
17,400	General Motors Corporation *	578,724	2,500	Stanley Works	124,625
5,400	Genuine Parts Company	232,902	22,300	Staples, Inc.	542,559
5,400	Goodyear Tire &		23,000	Starbucks Corporation #	783,150
	Rubber Company #*	78,300	6,600	Starwood Hotels & Resorts
9,800	H&R Block, Inc.	213,052		Worldwide, Inc.	377,454
1	Hanesbrands, Inc. #	11	25,800	Target Corporation	1,425,450
8,100	Harley-Davidson, Inc. *	508,275	4,200	Tiffany & Company	139,440
2,000	Harman International		124,150	Time Warner, Inc.	2,263,254
	Industries, Inc.	166,880	13,600	TJX Companies, Inc.	381,208
5,600	Harrah’s Entertainment, Inc.	372,008	5,800	Tribune Company *	189,776
5,000	Hasbro, Inc. ±	113,750	7,600	Univision Communications, Inc. #	260,984
11,700	Hilton Hotels Corporation	325,845	2,900	VF Corporation	211,555
62,600	Home Depot, Inc.	2,270,502	21,762	Viacom, Inc. #	809,111
10,300	International Game Technology	427,450	63,687	Walt Disney Company ±	1,968,565
			3,700	Wendy’s International, Inc.	247,900

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

82

Balanced Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (63.9%)	Value	Shares	Common Stock (63.9%)	Value

Consumer Discretionary — continued			74,300	Wal-Mart Stores, Inc. ±	$3,664,476
2,459	Whirlpool Corporation *	$206,810	4,400	Whole Foods Market, Inc.	261,492
6,032	Wyndham Worldwide		6,825	William Wrigley Jr. Company *	314,360

	Corporation #	168,715		Total Consumer Staples	34,943,855

8,260	Yum! Brands, Inc.	429,933

	Total Consumer		Energy (6.1%)
	Discretionary	37,171,425	14,236	Anadarko Petroleum

				Corporation	623,964
Consumer Staples (6.1%)			10,168	Apache Corporation	642,618
2,400	Alberto-Culver Company	121,416	10,420	Baker Hughes, Inc.	710,644
63,400	Altria Group, Inc. ±	4,853,270	9,400	BJ Services Company	283,222
23,400	Anheuser-Busch		11,600	Chesapeake Energy
	Companies, Inc. ±	1,111,734		Corporation *	336,168
19,541	Archer-Daniels-Midland		67,174	Chevron Corporation ±	4,356,906
	Company	740,213	50,682	ConocoPhillips	3,017,099
13,600	Avon Products, Inc. ±	416,976	5,900	CONSOL Energy, Inc.	187,207
2,400	Brown-Forman Corporation	183,960	13,800	Devon Energy Corporation ±	871,470
7,000	Campbell Soup Company	255,500	21,786	El Paso Corporation *	297,161
4,700	Clorox Company	296,100	7,600	EOG Resources, Inc.	494,380
62,100	Coca-Cola Company ±	2,774,628	182,572	Exxon Mobil Corporation ±	12,250,591
8,400	Coca-Cola Enterprises, Inc.	174,972	32,100	Halliburton Company	913,245
15,500	Colgate-Palmolive Company	962,550	7,500	Hess Corporation	310,650
15,500	ConAgra Foods, Inc.	379,440	3,300	Kinder Morgan, Inc.	346,005
6,500	Constellation Brands, Inc. #	187,070	11,161	Marathon Oil Corporation	858,281
14,200	Costco Wholesale Corporation	705,456	5,700	Murphy Oil Corporation	271,035
24,700	CVS Corporation	793,364	9,800	Nabors Industries, Ltd. #	291,550
4,100	Dean Foods Company #	172,282	5,400	National Oilwell Varco, Inc. #	316,170
4,000	Estee Lauder Companies, Inc.	161,320	4,200	Noble Corporation	269,556
10,900	General Mills, Inc.	616,940	27,000	Occidental Petroleum
10,150	H.J. Heinz Company	425,590		Corporation	1,298,970
5,400	Hershey Company	288,630	3,500	Rowan Companies, Inc.	110,705
7,600	Kellogg Company	376,352	36,900	Schlumberger, Ltd.	2,288,907
13,880	Kimberly-Clark Corporation	907,197	6,200	Smith International, Inc.	240,560
21,700	Kroger Company	502,138	4,100	Sunoco, Inc.	254,979
4,100	McCormick & Company, Inc.	155,718	9,836	Transocean, Inc. #	720,290
1,400	Molson Coors Brewing Company	96,460	19,300	Valero Energy Corporation	993,371
4,200	Pepsi Bottling Group, Inc.	149,100	10,700	Weatherford
50,120	PepsiCo, Inc.	3,270,831		International, Ltd. #	446,404
96,192	Procter & Gamble Company	5,961,980	18,500	Williams Companies, Inc.	441,595
5,300	Reynolds American, Inc. *	328,441	11,400	XTO Energy, Inc.	480,282

13,600	Safeway, Inc.	412,760		Total Energy	34,923,985

23,000	Sara Lee Corporation	369,610
6,369	SUPERVALU, Inc.	188,841	Financials (14.2%)
18,800	SYSCO Corporation	628,860	10,000	ACE, Ltd.	547,300
7,500	Tyson Foods, Inc. *	119,100	15,400	AFLAC, Inc. ±	704,704
5,000	UST, Inc. *	274,150	19,196	Allstate Corporation ±	1,204,165
30,200	Walgreen Company	1,340,578	3,350	Ambac Financial Group, Inc.	277,212

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

83

Balanced Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (63.9%)	Value	Shares	Common Stock (63.9%)	Value

Financials — continued			8,000	Golden West
36,900	American Express Company	$2,069,352		Financial Corporation	$618,000
78,902	American International		13,000	Goldman Sachs Group, Inc.	2,199,210
	Group, Inc. ±	5,228,047	9,300	Hartford Financial Services
7,340	Ameriprise Financial, Inc.	344,246		Group, Inc.	806,775
10,400	AmSouth Bancorporation	302,016	7,216	Huntington Bancshares, Inc.	172,679
9,650	Aon Corporation ±	326,846	105,298	J.P. Morgan Chase & Company	4,944,794
3,000	Apartment Investment &		6,200	Janus Capital Group, Inc.	122,264
	Management Company	163,230	12,300	KeyCorp	460,512
6,600	Archstone-Smith Trust	359,304	6,800	Kimco Realty Corporation	291,516
137,507	Bank of America		4,000	Legg Mason, Inc. *	403,440
	Corporation ±	7,366,250	15,800	Lehman Brothers Holdings, Inc.	1,166,988
23,100	Bank of New York		8,811	Lincoln National Corporation	546,996
	Company, Inc.	814,506	14,000	Loews Corporation	530,600
16,200	BB&T Corporation	709,236	2,500	M&T Bank Corporation	299,900
3,478	Bear Stearns Companies, Inc.	487,268	16,800	Marsh & McLennan
3,600	Boston Properties, Inc.	372,024		Companies, Inc.	472,920
9,400	Capital One Financial		7,800	Marshall & Ilsley Corporation	375,804
	Corporation	739,404	4,200	MBIA, Inc.	258,048
31,225	Charles Schwab Corporation	558,928	12,600	Mellon Financial Corporation	492,660
1,100	Chicago Mercantile Exchange		26,500	Merrill Lynch & Company, Inc.	2,072,830
	Holdings, Inc.	526,075	23,200	MetLife, Inc.	1,314,976
12,500	Chubb Corporation ±	649,500	2,600	MGIC Investment Corporation	155,922
5,351	Cincinnati Financial		7,200	Moody’s Corporation	470,736
	Corporation	257,169	32,390	Morgan Stanley	2,361,555
6,100	CIT Group, Inc. ±	296,643	18,100	National City Corporation	662,460
150,389	Citigroup, Inc.	7,469,822	14,250	North Fork Bancorporation, Inc.	408,120
5,000	Comerica, Inc.	284,600	5,900	Northern Trust Corporation ±	344,737
5,800	Commerce Bancorp, Inc. *	212,918	5,500	Plum Creek Timber
4,000	Compass Bancshares, Inc.	227,920		Company, Inc.	187,220
18,598	Countrywide Financial		9,000	PNC Financial Services
	Corporation	651,674		Group, Inc.	651,960
12,700	E*TRADE Financial		8,400	Principal Financial Group, Inc.	455,952
	Corporation #	303,784	23,400	Progressive Corporation	574,236
10,800	Equity Office Properties Trust	429,408	7,500	ProLogis Trust	427,950
9,000	Equity Residential REIT	455,220	14,700	Prudential Financial, Inc.	1,120,875
21,300	Federal Home Loan Mortgage		3,700	Public Storage, Inc.	318,163
	Corporation	1,412,829	6,590	Realogy Corporation #	149,461
29,400	Federal National Mortgage		13,887	Regions Financial Corporation	510,903
	Association	1,643,754	3,600	SAFECO Corporation	212,148
2,800	Federated Investors, Inc.	94,668	6,700	Simon Property Group, Inc.	607,154
17,016	Fifth Third Bancorp *	647,969	12,500	SLM Corporation	649,750
3,800	First Horizon National		10,580	Sovereign Bancorp, Inc.	227,576
	Corporation *	144,438	21,025	St. Paul Travelers
5,000	Franklin Resources, Inc.	528,750		Companies, Inc.	985,862
13,800	Genworth Financial, Inc.	483,138	10,000	State Street Corporation	624,000
			11,100	SunTrust Banks, Inc.	857,808

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

84

Balanced Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (63.9%)	Value	Shares	Common Stock (63.9%)	Value

Financials — continued			7,400	Health Management
9,950	Synovus Financial			Associates, Inc.	$154,660
	Corporation *	$292,232	4,630	Hospira, Inc. #	177,190
7,800	T. Rowe Price Group, Inc.	373,230	4,900	Humana, Inc. #	323,841
3,100	Torchmark Corporation	195,641	6,200	IMS Health, Inc.	165,168
53,721	U.S. Bancorp ±	1,784,612	89,006	Johnson & Johnson	5,780,050
10,358	UnumProvident Corporation *	200,842	7,333	King Pharmaceuticals, Inc. #	124,881
3,900	Vornado Realty Trust	425,100	3,900	Laboratory Corporation of
50,515	Wachovia Corporation	2,818,737		America Holdings #	255,723
29,281	Washington Mutual, Inc.	1,272,845	2,300	Manor Care, Inc.	120,244
101,920	Wells Fargo & Company	3,687,466	8,980	McKesson Corporation	473,426
5,400	XL Capital, Ltd.	370,980	9,055	Medco Health Solutions, Inc. #	544,296
3,300	Zions Bancorporation	263,373	7,300	MedImmune, Inc. #*	213,233

	Total Financials	81,494,835	34,900	Medtronic, Inc.	1,620,756

			66,200	Merck & Company, Inc.	2,773,780
Health Care (8.1%)			1,700	Millipore Corporation #	104,210
46,400	Abbott Laboratories ±	2,253,184	6,400	Mylan Laboratories, Inc.	128,832
16,456	Aetna, Inc.	650,835	4,400	Patterson Companies, Inc. #*	147,884
4,700	Allergan, Inc.	529,267	3,800	PerkinElmer, Inc.	71,934
6,200	AmerisourceBergen		221,651	Pfizer, Inc.	6,286,022
	Corporation	280,240	4,900	Quest Diagnostics, Inc.	299,684
35,352	Amgen, Inc. #	2,528,729	45,200	Schering-Plough Corporation	998,468
5,600	Applera Corporation (Applied		10,580	St. Jude Medical, Inc. #	373,368
	Biosystems Group)	185,416	8,900	Stryker Corporation	441,351
3,200	Barr Pharmaceuticals, Inc. #	166,208	14,450	Tenet Healthcare Corporation #	117,623
1,800	Bausch & Lomb, Inc. *	90,234	4,800	Thermo Electron Corporation #	188,784
19,800	Baxter International, Inc.	900,108	41,100	UnitedHealth Group, Inc.	2,022,120
7,500	Becton, Dickinson		3,200	Waters Corporation #	144,896
	and Company	530,025	3,100	Watson Pharmaceuticals, Inc. #	81,127
10,430	Biogen Idec, Inc. #	466,012	19,000	WellPoint, Inc. #	1,463,950
7,350	Biomet, Inc.	236,596	40,800	Wyeth	2,074,272
35,350	Boston Scientific Corporation #	522,826	7,290	Zimmer Holdings, Inc. #	492,075

60,100	Bristol-Myers Squibb Company	1,497,692		Total Health Care	46,354,176

3,100	C.R. Bard, Inc.	232,500
12,275	Cardinal Health, Inc. ±	806,958	Industrials (7.0%)
13,100	Caremark Rx, Inc.	742,377	22,800	3M Company	1,696,776
3,400	CIGNA Corporation	395,488	7,800	Allied Waste Industries, Inc. #	87,906
4,850	Coventry Health Care, Inc. #	249,872	5,000	American Power
30,000	Eli Lilly and Company	1,710,000		Conversion Corporation	109,800
4,200	Express Scripts, Inc. #±	317,058	5,300	American Standard
3,800	Fisher Scientific International,			Companies, Inc.	222,441
	Inc. #±	297,312	2,900	Avery Dennison Corporation	174,493
9,600	Forest Laboratories, Inc. #	485,856	24,528	Boeing Company ±	1,934,033
7,700	Genzyme Corporation #	519,519	10,992	Burlington Northern
13,900	Gilead Sciences, Inc. #	954,930		Santa Fe Corporation	807,252
12,850	HCA, Inc.	641,086	20,200	Caterpillar, Inc.	1,329,160
			4,300	Cintas Corporation	175,569

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

85

Balanced Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (63.9%)	Value	Shares	Common Stock (63.9%)	Value

Industrials — continued			Information Technology (9.7%)
2,800	Cooper Industries, Ltd.	$238,616	3,628	ADC Telecommunications, Inc. #*	$54,420
13,400	CSX Corporation	439,922	17,500	Adobe Systems, Inc. #±	655,375
1,600	Cummins, Inc.	190,768	14,800	Advanced Micro Devices, Inc. #±	367,780
7,200	Danaher Corporation	494,424	3,600	Affiliated Computer
7,200	Deere & Company	604,152		Services, Inc. #	186,696
6,300	Dover Corporation	298,872	12,563	Agilent Technologies, Inc. #	410,684
4,500	Eaton Corporation	309,825	10,900	Altera Corporation #	200,342
12,500	Emerson Electric Company	1,048,250	10,700	Analog Devices, Inc.	314,473
4,000	Equifax, Inc. ±	146,840	25,800	Apple Computer, Inc. #	1,987,374
9,440	FedEx Corporation	1,025,939	43,300	Applied Materials, Inc.	767,709
2,700	Fluor Corporation	207,603	7,100	Autodesk, Inc. #±	246,938
11,900	General Dynamics Corporation	852,873	16,900	Automatic Data Processing, Inc.	800,046
314,500	General Electric Company ±є	11,101,850	13,539	Avaya, Inc. #	154,886
3,900	Goodrich Corporation	158,028	6,200	BMC Software, Inc. #±	168,764
25,037	Honeywell International, Inc.	1,024,013	14,250	Broadcom Corporation #	432,345
12,500	Illinois Tool Works, Inc.	561,250	12,375	CA, Inc.	293,164
9,700	Ingersoll-Rand Company	368,406	2,414	CIENA Corporation #	65,789
5,700	ITT Corporation	292,239	185,100	Cisco Systems, Inc. #±	4,257,300
3,700	L-3 Communications		5,600	Citrix Systems, Inc. #	202,776
	Holdings, Inc.	289,821	5,200	Computer Sciences
10,800	Lockheed Martin Corporation	929,448		Corporation #*	255,424
12,000	Masco Corporation	329,040	11,600	Compuware Corporation #	90,364
3,900	Monster Worldwide, Inc. #	141,141	6,200	Comverse Technology, Inc. #	132,928
1,900	Navistar International		4,400	Convergys Corporation #	90,860
	Corporation #	49,058	46,500	Corning, Inc. #	1,135,065
12,500	Norfolk Southern Corporation	550,625	69,000	Dell, Inc. #±	1,575,960
10,306	Northrop Grumman Corporation	701,529	35,500	eBay, Inc. #	1,006,780
7,600	PACCAR, Inc. *	433,352	9,400	Electronic Arts, Inc. #±	523,392
3,900	Pall Corporation	120,159	15,700	Electronic Data Systems
3,800	Parker-Hannifin Corporation	295,374		Corporation	384,964
6,900	Pitney Bowes, Inc.	306,153	70,724	EMC Corporation #	847,274
6,600	R.R. Donnelley & Sons Company	217,536	23,262	First Data Corporation	977,004
13,600	Raytheon Company	652,936	5,450	Fiserv, Inc. #	256,640
5,200	Robert Half International, Inc.	176,644	12,030	Freescale Semiconductor, Inc. #	457,260
5,200	Rockwell Automation, Inc.	302,120	6,500	Google, Inc. #	2,612,350
5,300	Rockwell Collins, Inc. *	290,652	83,561	Hewlett-Packard Company	3,065,853
2,000	Ryder System, Inc.	103,360	176,200	Intel Corporation	3,624,434
23,880	Southwest Airlines Company	397,841	46,100	International Business
3,800	Textron, Inc.	332,500		Machines Corporation	3,777,434
61,763	Tyco International, Ltd.	1,728,746	10,200	Intuit, Inc. #	327,318
8,100	Union Pacific Corporation	712,800	5,600	Jabil Circuit, Inc.	159,992
33,400	United Parcel Service, Inc.	2,402,796	51,900	JDS Uniphase Corporation #*	113,661
31,100	United Technologies Corporation	1,970,185	17,100	Juniper Networks, Inc. #	295,488
2,300	W.W. Grainger, Inc.	154,146	6,100	KLA-Tencor Corporation	271,267
16,230	Waste Management, Inc.	595,316	3,000	Lexmark International, Inc. #	172,980

	Total Industrials	40,084,578	9,100	Linear Technology Corporation	283,192

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

86

Balanced Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (63.9%)	Value	Shares	Common Stock (63.9%)	Value

Information Technology — continued			3,300	Bemis Company, Inc.	$108,438
12,100	LSI Logic Corporation #*	$99,462	28,677	Dow Chemical Company ±	1,117,829
137,475	Lucent Technologies, Inc. #*	321,692	27,319	E.I. du Pont de Nemours and
9,700	Maxim Integrated Products, Inc.	272,279		Company	1,170,346
22,400	Micron Technology, Inc. #	389,760	2,600	Eastman Chemical Company	140,452
259,000	Microsoft Corporation ±	7,078,470	5,500	Ecolab, Inc.	235,510
4,350	Molex, Inc.	169,520	6,200	Freeport-McMoRan
73,021	Motorola, Inc.	1,825,525		Copper & Gold, Inc. *	330,212
8,900	National Semiconductor		3,500	Hercules, Inc. #6	55,195
	Corporation	209,417	2,500	International Flavors &
5,500	NCR Corporation #	217,140		Fragrances, Inc. *	98,850
11,100	Network Appliance, Inc. #	410,811	12,821	International Paper Company	443,991
10,300	Novell, Inc. #	63,036	3,300	Louisiana-Pacific Corporation	61,941
3,900	Novellus Systems, Inc. #	107,874	5,580	MeadWestvaco Corporation	147,926
10,700	NVIDIA Corporation #	316,613	16,566	Monsanto Company	778,768
122,059	Oracle Corporation #	2,165,327	14,117	Newmont Mining Corporation	603,502
3,560	Parametric Technology		9,500	Nucor Corporation	470,155
	Corporation #	62,158	4,200	Pactiv Corporation #	119,364
10,150	Paychex, Inc.	374,028	6,340	Phelps Dodge Corporation	536,998
6,300	PMC-Sierra, Inc. #*	37,422	5,100	PPG Industries, Inc.	342,108
4,900	QLogic Corporation #	92,610	9,700	Praxair, Inc.	573,852
50,300	QUALCOMM, Inc.	1,828,405	4,511	Rohm and Haas Company	213,596
4,085	Sabre Holdings Corporation	95,548	2,564	Sealed Air Corporation	138,764
5,800	SanDisk Corporation #	310,532	2,100	Sigma-Aldrich Corporation	158,907
16,300	Sanmina-SCI Corporation #	60,962	3,400	Temple-Inland, Inc.	136,340
27,700	Solectron Corporation #	90,302	3,800	United States Steel Corporation *	219,184
106,500	Sun Microsystems, Inc. #	529,305	3,000	Vulcan Materials Company	234,750
29,772	Symantec Corporation #	633,548	7,500	Weyerhaeuser Company	461,475

7,588	Symbol Technologies, Inc.	112,758		Total Materials	10,544,472

2,500	Tektronix, Inc.	72,325
13,300	Tellabs, Inc. #	145,768	Telecommunications Services (2.2%)
6,100	Teradyne, Inc. #	80,276	11,700	ALLTEL Corporation	649,350
47,200	Texas Instruments, Inc.	1,569,400	116,679	AT&T, Inc. ±є	3,799,068
10,600	Unisys Corporation #	59,996	54,600	BellSouth Corporation	2,334,150
7,500	VeriSign, Inc. #	151,500	3,650	CenturyTel, Inc.	144,796
30,000	Xerox Corporation #	466,800	9,800	Citizens Communications
9,900	Xilinx, Inc.	217,305		Company	137,592
37,900	Yahoo!, Inc. #	958,112	4,498	Embarq Corporation	217,590

	Total Information		48,718	Qwest Communications
	Technology	55,600,731		International, Inc. #*	424,821

			90,269	Sprint Nextel Corporation	1,548,113
Materials (1.8%)			87,570	Verizon Communications, Inc.	3,251,474
6,800	Air Products and Chemicals, Inc.	451,316	14,417	Windstream Corporation	190,164

26,464	Alcoa, Inc.	742,051		Total Telecommunications
3,081	Allegheny Technologies, Inc. *±	191,607		Services	12,697,118

2,000	Ashland, Inc. ±	127,560
3,300	Ball Corporation ±	133,485

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

87

Balanced Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (63.9%)	Value	Shares	Common Stock (63.9%)	Value

Utilities (2.2%)			1,400	Nicor, Inc. *	$59,864
20,000	AES Corporation #	$407,800	8,434	NiSource, Inc.	183,355
5,000	Allegheny Energy, Inc. #	200,850	1,200	Peoples Energy Corporation *	48,780
6,400	Ameren Corporation	337,856	10,700	PG&E Corporation	445,655
12,140	American Electric Power		3,100	Pinnacle West Capital Corporation	139,655
	Company, Inc.	441,532	11,700	PPL Corporation	384,930
9,624	CenterPoint Energy, Inc. *	137,816	7,791	Progress Energy, Inc. *	353,556
6,900	CMS Energy Corporation #	99,636	7,600	Public Service Enterprise
7,600	Consolidated Edison, Inc. *	351,120		Group, Inc.	465,044
5,600	Constellation Energy Group, Inc.	331,520	7,987	Sempra Energy	401,347
10,715	Dominion Resources, Inc.	819,590	22,600	Southern Company	778,796
5,600	DTE Energy Company	232,456	6,500	TECO Energy, Inc.	101,725
38,042	Duke Energy Corporation	1,148,868	14,240	TXU Corporation	890,285
11,700	Dynegy, Inc. #	64,818	12,410	Xcel Energy, Inc. *	256,266

10,000	Edison International, Inc.	416,400		Total Utilities	12,591,853

6,500	Entergy Corporation ±	508,495

20,474	Exelon Corporation ±	1,239,496		Total Common Stock
10,100	FirstEnergy Corporation	564,186		(cost $282,846,526)	366,407,028

12,400	FPL Group, Inc.	558,000
5,400	KeySpan Corporation	222,156

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (41.8%)	Rate	Date	Value

Asset-Backed Securities (8.8%)
$2,000,000	Americredit Automobile Receivables Trust ±∞	5.410%	10/6/2006	$2,000,704
2,000,000	Bear Stearns Asset-Backed Securities, Inc. ∞	5.570	10/25/2006	2,001,842
1,394,107	Bear Stearns Mortgage Funding Trust ∞	5.470	10/25/2006	1,394,110
915,477	California Infrastructure PG&E Company	6.480	12/26/2009	924,056
2,000,000	Caterpillar Financial Asset Trust	3.900	2/25/2009	1,981,878
1,594,239	Countrywide Asset-Backed Certificates ∞	5.410	10/25/2006	1,593,883
2,000,000	Countrywide Asset-Backed Certificates	5.549	4/25/2036	1,996,524
750,000	Countrywide Home Loans Asset-Backed Securities	6.085	6/25/2021	759,208
2,000,000	Credit Based Asset Servicing and Securitization, LLC ∞	5.440	10/25/2006	2,000,282
1,000,000	Credit Based Asset Servicing and Securitization, LLC	5.501	12/25/2036	998,989
2,500,000	DaimlerChrysler Master Owner Trust ∞	5.380	10/15/2006	2,500,395
189,018	Encore Credit Receivables Trust ∞	5.450	10/25/2006	189,033
860,838	FBR Securitization Trust, LLC ∞	5.450	10/25/2006	860,917
982,389	First Franklin Mortgage Loan Asset-Backed Certificates ∞	5.430	10/25/2006	982,572
1,000,000	First Franklin Mortgage Loan Asset-Backed Certificates ∞	5.440	10/25/2006	1,000,001
1,737,266	First Horizon ABS Trust ∞	5.490	10/25/2006	1,737,285
1,500,000	Ford Credit Floor Plan Master Owner Trust ∞	5.510	10/15/2006	1,500,828
1,249,978	Fremont Home Loan Trust ∞	5.490	10/25/2006	1,250,226
2,000,000	GE Dealer Floorplan Master Note Trust ∞	5.370	10/20/2006	2,000,622
2,000,000	GE Equipment Small Ticket, LLC	4.380	7/22/2009	1,982,678
1,500,000	GMAC Mortgage Corporation Loan Trust ∞	5.400	10/25/2006	1,500,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

88

Balanced Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (41.8%)	Rate	Date	Value

Asset-Backed Securities — continued
$2,500,000	GMAC Mortgage Corporation Loan Trust ∞	5.420%	10/25/2006	$2,500,365
1,500,000	IndyMac Seconds Asset-Backed Trust ∞	5.500	10/25/2006	1,500,000
1,500,000	John Deere Owner Trust	3.980	6/15/2009	1,484,238
354,696	Massachusetts RRB Special Purpose Trust	3.780	9/15/2010	349,347
1,555,431	Master Asset-Backed Securities Trust ∞	5.410	10/25/2006	1,555,775
2,251,798	National Collegiate Student Loan Trust ∞	5.390	10/25/2006	2,253,638
1,366,794	Option One Mortgage Loan Trust ∞	5.490	10/25/2006	1,367,464
876,177	Popular ABS Mortgage Pass-Through Trust ∞	5.440	10/25/2006	876,147
1,172,841	Popular ABS Mortgage Pass-Through Trust ∞	5.460	10/25/2006	1,173,173
1,395,595	Residential Asset Securities Corporation ∞	5.410	10/25/2006	1,395,859
647,601	Residential Asset Securities Corporation ∞	5.440	10/25/2006	647,706
1,022,678	SLM Student Loan Trust ∞	5.495	10/25/2006	1,023,013
791,850	Specialty Underwriting and Residential Finance Trust ∞	5.450	10/25/2006	791,944
27,489	Structured Asset Investment Loan Trust ∞	5.410	10/25/2006	27,489
2,000,000	Textron Financial Floorplan Master Note Trust ∞	5.450	10/13/2006	2,003,786
330,429	Wachovia Mortgage Loan Trust, LLC ∞	5.440	10/25/2006	330,455

	Total Asset-Backed Securities			50,436,432

Basic Materials (0.2%)
250,000	Alcan, Inc.	5.000	6/1/2015	238,480
300,000	Codelco, Inc. ±	6.375	11/30/2012	312,904
550,000	Weyerhaeuser Company	6.750	3/15/2012	574,823

	Total Basic Materials			1,126,207

Capital Goods (0.3%)
350,000	Boeing Capital Corporation *	6.100	3/1/2011	362,536
225,000	Caterpillar, Inc.	4.500	6/15/2009	221,561
800,000	General Electric Company	5.000	2/1/2013	790,961
300,000	John Deere Capital Corporation *	7.000	3/15/2012	323,802
225,000	Northrop Grumman Corporation	7.125	2/15/2011	240,921

	Total Capital Goods			1,939,781

Commercial Mortgage-Backed Securities (2.8%)
500,000	Banc of America Commercial Mortgage, Inc.	5.001	9/10/2010	496,716
1,000,000	Banc of America Commercial Mortgage, Inc.	5.118	7/11/2043	996,416
400,000	Bear Stearns Commercial Mortgage Securities, Inc.	3.869	2/11/2041	389,316
786,987	Commercial Mortgage Pass-Through Certificates ∞	5.430	10/15/2006	787,079
500,000	Credit Suisse First Boston Mortgage
	Securities Corporation	4.829	11/15/2037	483,192
200,000	General Electric Commercial Mortgage Corporation	4.641	9/10/2013	194,302
1,500,000	GMAC Commercial Mortgage Securities, Inc.	4.547	12/10/2041	1,455,214
1,000,000	Greenwich Capital Commercial Funding Corporation	5.317	6/10/2036	1,000,572
400,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation	4.654	1/12/2037	388,322
1,000,000	LB-UBS Commercial Mortgage Trust	3.086	5/15/2027	968,125
1,661,168	Nationslink Funding Corporation	6.316	1/20/2031	1,689,322

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

89

Balanced Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (41.8%)	Rate	Date	Value

Commercial Mortgage-Backed Securities — continued
$1,966,580	Thornburg Mortgage Securities Trust ∞	5.420%	10/25/2006	$1,960,977
1,722,599	Wachovia Bank Commercial Mortgage Trust ∞	5.530	10/15/2006	1,723,021
1,795,040	Washington Mutual Asset Securities Corporation	3.830	1/25/2035	1,734,491
1,834,096	Zuni Mortgage Loan Trust ∞	5.454	10/25/2006	1,831,594

	Total Commercial Mortgage-Backed Securities			16,098,659

Communications Services (1.2%)
225,000	British Telecom plc	8.375	12/15/2010	252,145
450,000	Cingular Wireless, Inc.	6.500	12/15/2011	471,525
200,000	Comcast Corporation *	5.500	3/15/2011	201,018
500,000	Cox Communications, Inc. *	7.750	11/1/2010	539,596
225,000	Deutsche Telekom International Finance BV *	8.000	6/15/2010	245,451
400,000	Deutsche Telekom International Finance BV *	5.250	7/22/2013	388,554
225,000	France Telecom SA	7.750	3/1/2011	246,505
450,000	New Cingular Wireless Services, Inc. ±	7.875	3/1/2011	492,792
500,000	News America, Inc. *	4.750	3/15/2010	492,220
500,000	SBC Communications, Inc.	5.875	2/1/2012	507,381
600,000	Sprint Capital Corporation	7.625	1/30/2011	646,027
450,000	Sprint Capital Corporation	6.900	5/1/2019	468,296
550,000	Telecom Italia Capital SA	5.250	11/15/2013	520,784
425,000	Tele-Communications, Inc. (TCI Group)	7.875	8/1/2013	474,904
1,000,000	Verizon Global Funding Corporation *	7.250	12/1/2010	1,072,631

	Total Communications Services			7,019,829

Consumer Cyclical (0.5%)
650,000	AOL Time Warner, Inc. ±	6.875	5/1/2012	687,304
500,000	DaimlerChrysler North American
	Holdings Corporation *	6.500	11/15/2013	512,734
500,000	Johnson Controls, Inc.	7.125	7/15/2017	547,448
450,000	Wal-Mart Stores, Inc.	7.550	2/15/2030	552,752
500,000	Walt Disney Company *	5.625	9/15/2016	503,572

	Total Consumer Cyclical			2,803,810

Consumer Non-Cyclical (0.5%)
425,000	Coca-Cola HBC Finance BV	5.125	9/17/2013	420,004
482,000	General Mills, Inc.	6.000	2/15/2012	496,351
250,000	GlaxoSmithKline Capital, Inc. *	5.375	4/15/2034	243,858
500,000	Kraft Foods, Inc.	6.250	6/1/2012	520,032
500,000	Kroger Company *	4.950	1/15/2015	469,814
500,000	WellPoint, Inc.	5.000	12/15/2014	483,320

	Total Consumer Non-Cyclical			2,633,379

Energy (0.3%)
170,000	Anadarko Petroleum Corporation	5.950	9/15/2016	172,031
500,000	Burlington Resources, Inc.	6.500	12/1/2011	529,346

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

90

Balanced Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (41.8%)	Rate	Date	Value

Energy — continued
$800,000	Conoco Funding Company	6.350%	10/15/2011	$841,362
250,000	PennzEnergy Company	10.125	11/15/2009	281,809

	Total Energy			1,824,548

Financials (2.7%)
450,000	Allstate Corporation ±	5.000	8/15/2014	437,476
250,000	Associates Corporation of North America ±	6.250	11/1/2008	255,035
675,000	Bank of America Corporation	4.750	8/15/2013	652,790
1,350,000	Bank One Corporation	5.900	11/15/2011	1,384,347
700,000	BB&T Corporation	6.500	8/1/2011	737,061
900,000	BNP Paribas SA	5.186	6/29/2015	852,420
650,000	CIT Group, Inc. *	4.750	12/15/2010	635,524
650,000	Credit Suisse First Boston USA, Inc. *	3.875	1/15/2009	632,528
450,000	EOP Operating, LP	4.750	3/15/2014	425,651
675,000	Goldman Sachs Group, Inc. *	6.600	1/15/2012	712,254
425,000	Household Finance Corporation	4.750	5/15/2009	421,147
500,000	HSBC Finance Corporation *	5.000	6/30/2015	483,298
650,000	Lehman Brothers Holdings, Inc. *	3.950	11/10/2009	627,622
450,000	Merrill Lynch & Company, Inc. *	5.000	2/3/2014	438,806
350,000	MetLife, Inc. *	5.000	6/15/2015	338,843
1,100,000	Morgan Stanley Dean Witter & Company	6.750	4/15/2011	1,162,960
1,500,000	Preferred Term Securities XXIII, Ltd. ∞	5.590	12/22/2006	1,500,000
425,000	ProLogis Trust	5.500	3/1/2013	422,910
500,000	Prudential Financial, Inc. *	4.750	6/13/2015	472,832
400,000	Residential Capital Corporation	6.500	4/17/2013	406,217
450,000	Student Loan Marketing Corporation	4.000	1/15/2010	433,565
450,000	Union Planters Corporation	4.375	12/1/2010	437,275
425,000	Wachovia Bank NA *	4.875	2/1/2015	409,338
500,000	Washington Mutual Bank FA	5.500	1/15/2013	499,720
900,000	Wells Fargo & Company	4.200	1/15/2010	874,365

	Total Financials			15,653,984

Foreign (1.5%)
1,500,000	Canadian Government *	5.250	11/5/2008	1,513,064
625,000	European Investment Bank *	3.000	6/16/2008	605,491
450,000	Export-Import Bank of Korea	4.125	2/10/2009	438,251
1,200,000	Inter-American Development Bank	5.375	11/18/2008	1,211,994
1,000,000	Ontario Electricity Financial Corporation	7.450	3/31/2013	1,132,388
425,000	Pemex Project Funding Master Trust *	9.125	10/13/2010	475,788
250,000	Petro-Canada, Ltd.	8.600	1/15/2010	279,866
500,000	Province of Newfoundland	8.650	10/22/2022	669,306
600,000	Province of Quebec *	4.875	5/5/2014	590,717
750,000	Republic of Italy	4.375	6/15/2013	724,254
900,000	United Mexican States *	5.625	1/15/2017	889,200

	Total Foreign			8,530,319

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

91

Balanced Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (41.8%)	Rate	Date	Value

Mortgage-Backed Securities (12.5%)
$12,250	Federal Home Loan Mortgage Corporation
	Gold 15- Yr. Pass Through	6.500%	4/1/2009	$12,309
13,636	Federal Home Loan Mortgage Corporation
	Gold 15- Yr. Pass Through	7.500	8/1/2010	13,951
7,199	Federal Home Loan Mortgage Corporation
	Gold 15- Yr. Pass Through	7.000	11/1/2010	7,312
57,116	Federal Home Loan Mortgage Corporation
	Gold 15- Yr. Pass Through	7.000	2/1/2011	58,008
42,979	Federal Home Loan Mortgage Corporation
	Gold 15- Yr. Pass Through	6.000	5/1/2012	43,339
13,974	Federal Home Loan Mortgage Corporation
	Gold 15- Yr. Pass Through	7.000	8/1/2012	14,294
29,034	Federal Home Loan Mortgage Corporation
	Gold 15- Yr. Pass Through	6.500	11/1/2012	29,542
16,714	Federal Home Loan Mortgage Corporation
	Gold 15- Yr. Pass Through	6.500	8/1/2013	17,074
97,804	Federal Home Loan Mortgage Corporation
	Gold 15- Yr. Pass Through	6.000	2/1/2014	99,191
155,946	Federal Home Loan Mortgage Corporation
	Gold 15- Yr. Pass Through	5.500	4/1/2014	156,588
155,523	Federal Home Loan Mortgage Corporation
	Gold 15- Yr. Pass Through	6.000	4/1/2014	157,196
59,592	Federal Home Loan Mortgage Corporation
	Gold 15- Yr. Pass Through	6.500	6/1/2014	60,864
57,220	Federal Home Loan Mortgage Corporation
	Gold 15- Yr. Pass Through	7.500	9/1/2014	59,441
1,511,320	Federal Home Loan Mortgage Corporation
	Gold 15- Yr. Pass Through	5.500	12/1/2017	1,514,262
6,808	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	8.000	6/1/2012	7,114
23,396	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	6.500	4/1/2024	23,979
67,143	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	9.000	11/1/2024	72,657
3,425	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	9.000	4/1/2025	3,704
5,312	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	7.000	9/1/2025	5,482
5,890	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	8.500	9/1/2025	6,315
19,290	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	8.000	1/1/2026	20,329
5,046	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	6.500	5/1/2026	5,173
12,504	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	7.000	5/1/2026	12,905

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

92

Balanced Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (41.8%)	Rate	Date	Value

Mortgage-Backed Securities — continued
$26,741	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	6.000%	7/1/2026	$27,029
1,387	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	7.500	7/1/2026	1,442
1,547	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	7.500	8/1/2026	1,610
9,932	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	8.000	11/1/2026	10,466
5,643	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	7.500	1/1/2027	5,870
14,751	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	6.500	2/1/2027	15,121
14,652	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	7.000	2/1/2027	15,126
20,096	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	8.000	3/1/2027	21,177
10,248	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	7.500	4/1/2027	10,657
4,877	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	7.000	5/1/2027	5,035
25,540	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	8.000	6/1/2027	26,912
10,009	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	8.500	7/1/2027	10,743
11,546	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	7.000	9/1/2027	11,919
15,560	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	8.000	10/1/2027	16,396
15,314	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	7.500	11/1/2027	15,927
6,504	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	6.500	12/1/2027	6,667
14,227	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	7.500	12/1/2027	14,795
46,474	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	7.000	3/1/2028	47,953
17,078	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	7.500	5/1/2028	17,760
52,901	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	6.500	6/1/2028	54,224
22,045	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	7.000	10/1/2028	22,746
66,519	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	6.500	11/1/2028	68,183
6,420	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through	6.500	1/1/2029	6,581

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

93

Balanced Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Principal			Interest	Maturity
Amount	Long-Term Fixed Income (41.8%)		Rate	Date	Value

Mortgage-Backed Securities — continued
$106,316	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through		6.000%	3/1/2029	$107,422
56,052	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through		6.500	4/1/2029	57,444
95,586	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through		6.000	5/1/2029	96,581
97,553	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through		7.000	5/1/2029	100,583
41,987	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through		6.500	7/1/2029	43,030
60,372	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through		6.500	8/1/2029	61,871
16,127	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through		7.000	9/1/2029	16,628
24,809	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through		7.000	10/1/2029	25,579
10,222	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through		7.500	11/1/2029	10,624
9,586	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through		7.000	1/1/2030	9,876
65,253	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through		7.500	1/1/2030	67,630
15,976	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through		8.000	8/1/2030	16,796
79,283	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through		6.000	3/1/2031	79,993
271,750	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through		6.000	6/1/2031	274,183
219,691	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through		6.000	1/1/2032	221,658
870,883	Federal Home Loan Mortgage Corporation
	Gold 30- Yr. Pass Through		6.000	10/1/2032	877,914
7,000,000	Federal Home Loan Mortgage Corporation	Ω
	Gold 30- Yr. Pass Through		5.000	10/1/2036	6,730,934
4,050,000	Federal Home Loan Mortgage Corporation	Ω
	Gold 30- Yr. Pass Through		6.000	10/1/2036	4,070,250
6,270	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through		9.000	4/1/2010	12,875
4,859	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through		6.000	2/1/2011	4,906
9,670	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through		8.000	5/1/2011	10,008
14,495	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through		7.000	6/1/2011	14,848
6,714	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through		6.500	7/1/2011	6,830

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

94

Balanced Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (41.8%)	Rate	Date	Value

Mortgage-Backed Securities — continued
$6,151	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	7.500%	7/1/2011	$6,306
45,296	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	6.500	5/1/2012	46,233
15,045	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	6.500	7/1/2012	15,357
43,044	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	7.000	10/1/2012	44,269
7,038	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	7.000	12/1/2012	7,238
27,398	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	6.500	6/1/2013	28,014
85,802	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.000	11/1/2013	86,771
132,151	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	5.500	12/1/2013	132,738
136,199	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	6.000	12/1/2013	137,843
30,866	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	7.500	4/1/2015	31,952
19,950,000	Federal National Mortgage Association Ω
	Conventional 15-Yr. Pass Through	5.000	10/1/2021	19,600,875
10,670	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	10.500	8/1/2020	11,846
6,328	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	9.500	4/1/2025	6,984
1,619	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.500	9/1/2025	1,681
7,722	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	8.500	11/1/2025	8,289
3,663	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	1/1/2026	3,780
17,596	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	2/1/2026	18,028
6,609	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	3/1/2026	6,823
10,625	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	4/1/2026	10,887
1,677	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	8.500	5/1/2026	1,801
5,262	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.500	7/1/2026	5,465
27,491	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.500	8/1/2026	28,554
2,371	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	8.000	8/1/2026	2,511

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

95

Balanced Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (41.8%)	Rate	Date	Value

Mortgage-Backed Securities — continued
$35,912	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	9.000%	9/1/2026	$39,056
11,018	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	11/1/2026	11,374
4,912	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	8.000	11/1/2026	5,201
1,534	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.500	12/1/2026	1,593
2,350	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.500	2/1/2027	2,441
9,438	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	3/1/2027	9,743
9,687	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.500	5/1/2027	10,060
16,000	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	7/1/2027	16,393
10,768	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	7/1/2027	11,116
5,126	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	8.000	7/1/2027	5,431
16,883	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.500	8/1/2027	17,533
56,243	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	8.000	9/1/2027	59,589
14,273	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	10/1/2027	14,735
39,794	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.500	12/1/2027	41,326
7,189	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	8.000	12/1/2027	7,616
20,960	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	2/1/2028	21,475
17,766	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	2/1/2028	18,342
162,461	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	7/1/2028	166,455
36,945	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	8/1/2028	38,128
91,852	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	11/1/2028	94,110
3,359	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	11/1/2028	3,466
141,082	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.000	12/1/2028	142,530
51,997	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	12/1/2028	53,662

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

96

Balanced Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Principal		Interest	Maturity
Amount Long-Term Fixed Income (41.8%)		Rate	Date	Value

Mortgage-Backed Securities — continued
$63,707	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.000%	3/1/2029	$64,332
78,198	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	6/1/2029	80,125
107,991	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.000	7/1/2029	109,052
30,404	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	7/1/2029	31,153
102,544	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.500	8/1/2029	106,426
106,970	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.000	11/1/2029	108,020
90,885	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	11/1/2029	93,715
32,020	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	8.500	4/1/2030	34,401
12,608	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.500	8/1/2030	13,054
167,433	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	7/1/2031	171,193
79,221	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	10/1/2031	81,000
92,858	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	12/1/2031	94,943
116,885	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	5/1/2032	119,464
652,700	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	7/1/2032	667,102
31,400,000	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through Ω	5.500	10/1/2036	30,929,000
3,671	Government National Mortgage Association
	15-Yr. Pass Through	6.500	5/15/2009	3,699
17,190	Government National Mortgage Association
	15-Yr. Pass Through	6.000	4/15/2011	17,337
4,312	Government National Mortgage Association
	15-Yr. Pass Through	6.500	6/15/2011	4,375
9,216	Government National Mortgage Association
	15-Yr. Pass Through	7.500	7/15/2011	9,513
23,147	Government National Mortgage Association
	15-Yr. Pass Through	7.000	4/15/2012	23,775
134,114	Government National Mortgage Association
	15-Yr. Pass Through	6.000	7/15/2014	136,563
4,315	Government National Mortgage Association
	30-Yr. Pass Through	9.500	12/15/2024	4,751
14,737	Government National Mortgage Association
	30-Yr. Pass Through	9.500	1/15/2025	16,242

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

97

Balanced Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Principal		Interest	Maturity
Amount Long-Term Fixed Income (41.8%)		Rate	Date	Value

Mortgage-Backed Securities — continued
$36,598	Government National Mortgage Association
	30-Yr. Pass Through	9.000%	3/15/2025	$39,595
3,034	Government National Mortgage Association
	30-Yr. Pass Through	7.500	8/15/2025	3,163
40,943	Government National Mortgage Association
	30-Yr. Pass Through	7.000	1/15/2026	42,326
4,760	Government National Mortgage Association
	30-Yr. Pass Through	6.500	3/15/2026	4,893
26,831	Government National Mortgage Association
	30-Yr. Pass Through	7.000	4/15/2026	27,737
7,148	Government National Mortgage Association
	30-Yr. Pass Through	8.000	4/15/2026	7,576
32,521	Government National Mortgage Association
	30-Yr. Pass Through	6.000	5/15/2026	32,995
23,310	Government National Mortgage Association
	30-Yr. Pass Through	7.000	5/15/2026	24,097
8,316	Government National Mortgage Association
	30-Yr. Pass Through	7.500	5/15/2026	8,672
41,010	Government National Mortgage Association
	30-Yr. Pass Through	7.000	6/15/2026	42,395
7,668	Government National Mortgage Association
	30-Yr. Pass Through	8.500	6/15/2026	8,226
3,425	Government National Mortgage Association
	30-Yr. Pass Through	8.500	7/15/2026	3,674
28,160	Government National Mortgage Association
	30-Yr. Pass Through	8.000	9/15/2026	29,849
9,851	Government National Mortgage Association
	30-Yr. Pass Through	7.500	10/15/2026	10,272
8,974	Government National Mortgage Association
	30-Yr. Pass Through	8.000	11/15/2026	9,513
3,218	Government National Mortgage Association
	30-Yr. Pass Through	8.500	11/15/2026	3,452
5,706	Government National Mortgage Association
	30-Yr. Pass Through	9.000	12/15/2026	6,178
2,684	Government National Mortgage Association
	30-Yr. Pass Through	7.500	1/15/2027	2,800
36,951	Government National Mortgage Association
	30-Yr. Pass Through	7.500	4/15/2027	38,547
10,245	Government National Mortgage Association
	30-Yr. Pass Through	8.000	6/20/2027	10,807
3,941	Government National Mortgage Association
	30-Yr. Pass Through	8.000	8/15/2027	4,177
96,130	Government National Mortgage Association
	30-Yr. Pass Through	6.500	10/15/2027	98,853
43,578	Government National Mortgage Association
	30-Yr. Pass Through	7.000	10/15/2027	45,063

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

98

Balanced Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Principal		Interest	Maturity
Amount Long-Term Fixed Income (41.8%)		Rate	Date	Value

Mortgage-Backed Securities — continued
$44,116	Government National Mortgage Association
	30-Yr. Pass Through	7.000%	11/15/2027	$45,619
15,379	Government National Mortgage Association
	30-Yr. Pass Through	6.500	7/15/2028	15,820
111,228	Government National Mortgage Association
	30-Yr. Pass Through	7.000	7/15/2028	114,879
17,999	Government National Mortgage Association
	30-Yr. Pass Through	7.500	7/15/2028	18,752
123,275	Government National Mortgage Association
	30-Yr. Pass Through	6.500	9/15/2028	126,812
104,550	Government National Mortgage Association
	30-Yr. Pass Through	6.000	12/15/2028	106,119
92,291	Government National Mortgage Association
	30-Yr. Pass Through	6.500	1/15/2029	94,934
273,603	Government National Mortgage Association
	30-Yr. Pass Through	6.500	3/15/2029	281,438
66,209	Government National Mortgage Association
	30-Yr. Pass Through	6.500	4/15/2029	68,105
50,942	Government National Mortgage Association
	30-Yr. Pass Through	7.000	4/15/2029	52,628
176,215	Government National Mortgage Association
	30-Yr. Pass Through	6.000	6/15/2029	178,720
66,563	Government National Mortgage Association
	30-Yr. Pass Through	7.000	6/15/2029	68,765
10,130	Government National Mortgage Association
	30-Yr. Pass Through	7.500	8/15/2029	10,549
52,327	Government National Mortgage Association
	30-Yr. Pass Through	8.000	5/15/2030	55,444
60,782	Government National Mortgage Association
	30-Yr. Pass Through	7.000	9/15/2031	62,779
123,514	Government National Mortgage Association
	30-Yr. Pass Through	6.500	2/15/2032	126,853

	Total Mortgage-Backed Securities			71,635,492

Technology (0.1%)
500,000	International Business Machines Corporation	7.500	6/15/2013	561,840

	Total Technology			561,840

Transportation (0.3%)
425,000	CSX Corporation	5.500	8/1/2013	426,518
450,000	FedEx Corporation	3.500	4/1/2009	431,736
500,000	Union Pacific Corporation *	6.500	4/15/2012	528,049

	Total Transportation			1,386,303

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

99

Balanced Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Principal		Interest	Maturity
Amount Long-Term Fixed Income (41.8%)		Rate	Date	Value

U.S. Government (9.6%)
$1,000,000	Federal Home Loan Bank	2.750%	3/14/2008	$968,599
1,000,000	Federal Home Loan Bank	5.925	4/9/2008	1,013,222
2,000,000	Federal Home Loan Bank *	4.100	6/13/2008	1,970,746
2,000,000	Federal Home Loan Bank	4.500	10/14/2008	1,980,954
2,500,000	Federal Home Loan Bank *	4.625	11/21/2008	2,481,525
1,000,000	Federal Home Loan Bank *	3.750	8/18/2009	968,538
3,000,000	Federal Home Loan Mortgage Corporation *	5.750	4/15/2008	3,032,880
1,000,000	Federal National Mortgage Association *	5.250	1/15/2009	1,006,325
1,300,000	Federal National Mortgage Association *	5.000	3/15/2016	1,301,095
1,500,000	Federal National Mortgage Association	5.625	4/17/2028	1,567,161
1,000,000	Federal National Mortgage Association *	7.125	1/15/2030	1,264,898
1,000,000	Resolution Funding Corporation	8.625	1/15/2021	1,366,729
5,400,000	U.S. Treasury Bonds *	7.250	5/15/2016	6,471,986
925,000	U.S. Treasury Bonds *	8.875	2/15/2019	1,277,078
650,000	U.S. Treasury Bonds *	7.875	2/15/2021	854,192
600,000	U.S. Treasury Bonds *	8.000	11/15/2021	802,687
400,000	U.S. Treasury Bonds *	7.250	8/15/2022	506,281
250,000	U.S. Treasury Bonds *	7.625	11/15/2022	327,520
625,000	U.S. Treasury Bonds *	7.125	2/15/2023	785,059
750,000	U.S. Treasury Bonds *	6.250	8/15/2023	870,762
1,100,000	U.S. Treasury Bonds *є	7.500	11/15/2024	1,450,368
500,000	U.S. Treasury Bonds *	6.875	8/15/2025	624,726
2,275,000	U.S. Treasury Bonds *	5.250	11/15/2028	2,405,103
3,650,000	U.S. Treasury Bonds *	6.125	8/15/2029	4,302,722
1,000,000	U.S. Treasury Notes *	3.375	2/15/2008	981,133
3,500,000	U.S. Treasury Notes *	5.500	2/15/2008	3,533,222
900,000	U.S. Treasury Notes *	5.500	5/15/2009	919,477
4,400,000	U.S. Treasury Notes *	6.000	8/15/2009	4,560,701
1,250,000	U.S. Treasury Notes *	4.375	8/15/2012	1,236,962
750,000	U.S. Treasury Notes *	4.750	5/15/2014	756,358
3,450,000	U.S. Treasury Notes *	4.500	2/15/2016	3,415,365

	Total U.S. Government			55,004,374

Utilities (0.5%)
450,000	Duke Capital Corporation *	7.500	10/1/2009	478,688
450,000	FirstEnergy Corporation *	6.450	11/15/2011	469,429
425,000	Oncor Electric Delivery Company *	6.375	1/15/2015	438,785
300,000	Progress Energy, Inc.	7.000	10/30/2031	335,848
700,000	Public Service Company of Colorado	7.875	10/1/2012	790,390
225,000	Southern California Edison Company	5.000	1/15/2014	219,583

	Total Utilities			2,732,723

	Total Long-Term Fixed Income (cost $238,591,233)			239,387,680

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

100

Balanced Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (12.4%)		Rate (+)	Date	Value

71,113,920	Thrivent Financial Securities Lending Trust		5.320%	N/A	$71,113,920

	Total Collateral Held for
	Securities Loaned (cost $71,113,920)				71,113,920

Shares or
Principal			Interest	Maturity
Amount	Short-Term Investments (4.8%)		Rate (+)	Date	Value

$10,335,000	Cintas Corporation		5.400%	10/2/2006	$10,331,917
500,000	Federal National Mortgage Association є		5.270	2/7/2007	491,022
3,000,000	Preferred Receivables Funding Corporation		5.260	10/20/2006	2,991,233
900,000	Stadshypotek Delaware, Inc.		5.300	10/30/2006	896,025
12,747,884	Thrivent Money Market Portfolio		5.070	N/A	12,747,884

	Total Short-Term Investments (cost $27,457,760)				27,458,081

	Total Investments (cost $620,009,439) 122.9%				$704,366,709

	Other Assets and Liabilities, Net (22.9%)				(131,209,936)

	Total Net Assets 100.0%				$573,156,773

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

S&P 500 Index Futures	29	December 2006	$9,491,845	$9,754,150	$262,305

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

∞ Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

Ω  Denotes investments purchased on a when-issued basis.

± Designated as cover for long settling trades.

є At September 29, 2006, $1,150,280 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $9,967,980 of investments were earmarked as collateral to cover open financial futures contracts.

Definitions:

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$124,225,256
Gross unrealized depreciation	(39,867,986)

Net unrealized appreciation (depreciation)	$84,357,270
Cost for federal income tax purposes	$620,009,439

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

101

High Yield Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (93.2%)	Rate	Date	Value

Asset-Backed Securities (0.7%)
$6,000,000	Dow Jones CDX	8.375%	12/29/2011	$6,003,750

	Total Asset-Backed Securities			6,003,750

Basic Materials (10.4%)
4,660,000	Abitibi-Consolidated, Inc. *	8.550	8/1/2010	4,625,050
1,490,000	Ainsworth Lumber Company, Ltd. *∞	9.249	12/29/2006	1,229,250
3,340,000	Ainsworth Lumber Company, Ltd.	6.750	3/15/2014	2,338,000
2,180,000	AK Steel Corporation	7.750	6/15/2012	2,122,775
1,740,000	Appleton Papers, Inc.	8.125	6/15/2011	1,740,000
2,140,000	Appleton Papers, Inc.	9.750	6/15/2014	2,113,250
3,800,000	Arch Western Finance, LLC	6.750	7/1/2013	3,648,000
2,580,000	BCP Caylux Holdings Luxembourg SCA	9.625	6/15/2014	2,799,300
2,250,000	Buckeye Technologies, Inc.	8.000	10/15/2010	2,160,000
3,810,000	Chaparral Steel Company	10.000	7/15/2013	4,248,150
3,810,000	Crystal US Holdings 3, LLC/Crystal US Sub 3
	Corporation *>	Zero Coupon	10/1/2009	3,057,525
3,550,000	Domtar, Inc.	7.125	8/1/2015	3,301,500
3,270,000	Drummond Company, Inc.	7.375	2/15/2016	3,073,800
2,470,000	Equistar Chemicals, LP	10.125	9/1/2008	2,615,112
2,475,000	Equistar Chemicals, LP	10.625	5/1/2011	2,654,438
4,270,000	FMG Finance Pty, Ltd. *	10.625	9/1/2016	4,099,200
2,150,000	Georgia-Pacific Corporation	8.125	5/15/2011	2,203,750
5,280,000	Graphic Packaging International Corporation *	9.500	8/15/2013	5,398,800
3,457,000	Huntsman International, LLC *	10.125	7/1/2009	3,508,855
5,810,000	Ineos Group Holdings plc	8.500	2/15/2016	5,534,025
1,920,000	Jefferson Smurfit Corporation	8.250	10/1/2012	1,838,400
3,520,000	Lyondell Chemical Company	10.500	6/1/2013	3,872,000
2,410,000	Lyondell Chemical Company	8.250	9/15/2016	2,446,150
4,200,000	MacDermid, Inc.	9.125	7/15/2011	4,378,500
1,350,000	Novelis, Inc. *	8.250	2/15/2015	1,282,500
2,720,000	PNA Group, Inc.	10.750	9/1/2016	2,794,800
2,078,000	Rockwood Specialties, Inc.	10.625	5/15/2011	2,223,460
3,800,000	Ryerson, Inc.	8.250	12/15/2011	3,762,000
1,970,000	Southern Copper Corporation *	7.500	7/27/2035	2,061,830

	Total Basic Materials			87,130,420

Capital Goods (10.8%)
2,210,000	Ahern Rentals, Inc.	9.250	8/15/2013	2,265,250
4,830,000	Allied Waste North America, Inc. *	7.875	4/15/2013	4,938,675
2,990,000	Amsted Industries, Inc.	10.250	10/15/2011	3,199,300
1,910,000	Ashtead Capital, Inc.	9.000	8/15/2016	1,986,400
3,280,000	Ball Corporation	6.625	3/15/2018	3,222,600
3,220,000	Berry Plastics Holding Corporation	8.875	9/15/2014	3,236,100
1,000,000	Browning-Ferris Industries, Inc. *	9.250	5/1/2021	1,037,500
1,000,000	Browning-Ferris Industries, Inc.	7.400	9/15/2035	895,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

102

High Yield Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Principal		Interest	Maturity
Amount Long-Term Fixed Income (93.2%)		Rate	Date	Value

Capital Goods — continued
$2,520,000	Builders Firstsource, Inc. ∞	9.655%	11/15/2006	$2,469,600
5,240,000	Case New Holland, Inc.	9.250	8/1/2011	5,554,400
4,080,000	Consolidated Container Company, LLC *>	Zero Coupon	6/15/2007	3,916,800
3,010,000	Covalence Specialty Materials Corporation	10.250	3/1/2016	2,919,700
2,710,000	Crown Americas, Inc.	7.625	11/15/2013	2,743,875
2,710,000	Crown Americas, Inc.	7.750	11/15/2015	2,743,875
3,400,000	Da-Lite Screen Company, Inc.	9.500	5/15/2011	3,578,500
4,110,000	DRS Technologies, Inc.	7.625	2/1/2018	4,171,650
2,850,000	Erico International Corporation	8.875	3/1/2012	2,949,750
2,850,000	Fastentech, Inc.	11.500	5/1/2011	2,964,000
2,470,000	Graham Packaging Company, Inc. *	9.875	10/15/2014	2,426,775
1,090,000	K&F Acquisition, Inc.	7.750	11/15/2014	1,092,725
1,150,000	Legrand SA	8.500	2/15/2025	1,302,375
1,335,000	Mueller Group, Inc.	10.000	5/1/2012	1,450,144
3,224,000	Mueller Holdings, Inc. >	Zero Coupon	4/15/2009	2,837,120
4,000,000	Norcraft Companies, LP/Norcraft
	Finance Corporation	9.000	11/1/2011	4,055,000
2,342,000	Owens-Brockway Glass Container, Inc.	8.875	2/15/2009	2,406,405
1,630,000	Owens-Brockway Glass Container, Inc.	8.250	5/15/2013	1,670,750
3,150,000	Owens-Illinois, Inc. *	7.500	5/15/2010	3,150,000
4,550,000	Plastipak Holdings, Inc.	8.500	12/15/2015	4,595,500
3,450,000	Ply Gem Industries, Inc. *	9.000	2/15/2012	2,751,375
2,180,000	RBS Global, Inc./Rexnord Corporation	9.500	8/1/2014	2,212,700
1,110,000	RBS Global, Inc./Rexnord Corporation	11.750	8/1/2016	1,143,300
3,000,000	United Rentals North America, Inc.	6.500	2/15/2012	2,895,000
1,610,000	United Rentals North America, Inc.	7.000	2/15/2014	1,513,400

	Total Capital Goods			90,295,544

Communications Services (20.4%)
4,000,000	Alamosa Delaware, Inc.	8.500	1/31/2012	4,260,000
2,720,000	American Cellular Corporation	10.000	8/1/2011	2,849,200
3,960,000	American Tower Corporation ±	7.125	10/15/2012	4,059,000
2,300,000	American Towers, Inc.	7.250	12/1/2011	2,369,000
1,710,000	Block Communications, Inc.	8.250	12/15/2015	1,667,250
2,730,000	Cablevision Systems Corporation *	8.000	4/15/2012	2,764,125
10,095,700	CCH I, LLC	11.000	10/1/2015	9,187,087
3,270,000	Centennial Communications Corporation	8.125	2/1/2014	3,220,950
3,060,000	Charter Communications Holdings, LLC	8.750	11/15/2013	3,079,125
2,970,000	Charter Communications Operating, LLC	8.000	4/30/2012	2,992,275
4,345,000	Citizens Communications Company	9.250	5/15/2011	4,790,362
1,660,000	Dex Media West, LLC/Dex Media West
	Finance Company	9.875	8/15/2013	1,792,800
1,150,000	Digicel, Ltd.	9.250	9/1/2012	1,193,125
4,360,000	Dobson Cellular Systems *	9.875	11/1/2012	4,676,100
2,720,000	Houghton Mifflin Company	8.250	2/1/2011	2,794,800
2,010,000	Houghton Mifflin Company *	9.875	2/1/2013	2,125,575

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

103

High Yield Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Principal		Interest	Maturity
Amount Long-Term Fixed Income (93.2%)		Rate	Date	Value

Communications Services — continued
$4,350,000	Insight Midwest, LP/Insight Capital, Inc.	10.500%	11/1/2010	$4,502,250
1,640,000	Intelsat Bermuda, Ltd.	9.250	6/15/2016	1,724,050
7,780,000	Intelsat Bermuda, Ltd.	11.250	6/15/2016	8,266,250
4,320,000	Intelsat Intermediate, Inc. >	Zero Coupon	2/1/2010	3,132,000
3,250,000	Intelsat Subsidiary Holding Company, Ltd.	8.625	1/15/2015	3,323,125
2,900,000	IPCS Escrow Company	11.500	5/1/2012	3,248,000
4,200,000	Kabel Deutschland GmbH	10.625	7/1/2014	4,504,500
2,170,000	Lamar Media Corporation	6.625	8/15/2015	2,080,488
3,240,000	Mediacom Broadband, LLC Ω	8.500	10/15/2015	3,219,750
3,271,000	Medianews Group, Inc.	6.875	10/1/2013	3,025,675
800,000	Medianews Group, Inc.	6.375	4/1/2014	706,000
3,795,000	Morris Publishing Group, LLC	7.000	8/1/2013	3,586,275
4,370,000	NTL Cable plc	9.125	8/15/2016	4,512,025
3,260,000	PRIMEDIA, Inc. *∞	10.780	11/15/2006	3,333,350
2,760,000	Qwest Communications International, Inc. ∞	8.905	11/15/2006	2,811,750
4,880,000	Qwest Communications International, Inc.	7.250	2/15/2011	4,880,000
1,630,000	Qwest Communications International, Inc. *	7.500	2/15/2014	1,634,075
1,110,000	Qwest Corporation ∞	8.640	12/15/2006	1,187,700
8,820,000	Qwest Corporation	7.875	9/1/2011	9,261,000
1,650,000	Qwest Corporation	7.625	6/15/2015	1,711,875
6,440,000	R.H. Donnelley Corporation	6.875	1/15/2013	5,876,500
5,460,000	R.H. Donnelley Corporation	6.875	1/15/2013	4,982,250
3,270,000	R.H. Donnelley Corporation	8.875	1/15/2016	3,278,175
1,620,000	Rogers Wireless Communications, Inc.	7.250	12/15/2012	1,694,925
3,820,000	Rogers Wireless Communications, Inc.	7.500	3/15/2015	4,077,850
2,180,000	Rural Cellular Corporation *	9.750	1/15/2010	2,193,625
2,180,000	Rural Cellular Corporation *	9.875	2/1/2010	2,272,650
3,230,000	Time Warner Telecom Holdings, Inc.	9.250	2/15/2014	3,399,575
3,275,000	UbiquiTel Operating Company	9.875	3/1/2011	3,553,375
3,150,000	US Unwired, Inc.	10.000	6/15/2012	3,465,000
4,970,000	Valor Telecommunications Enterprises, LLC	7.750	2/15/2015	5,293,050
4,320,000	Videotron Ltee	6.875	1/15/2014	4,255,200
600,000	Windstream Corporation	8.125	8/1/2013	636,750
1,720,000	Windstream Corporation	8.625	8/1/2016	1,840,400

	Total Communications Services			171,290,237

Consumer Cyclical (19.7%)
2,150,000	ACE Cash Express, Inc.	10.250	10/1/2014	2,176,875
1,980,000	Allied Security Escrow Corporation	11.375	7/15/2011	1,980,000
4,730,000	American Casino & Entertainment Properties, LLC	7.850	2/1/2012	4,800,950
4,350,000	Beazer Homes USA, Inc.	8.625	5/15/2011	4,388,062
2,010,000	Beazer Homes USA, Inc. *	8.125	6/15/2016	1,954,725
1,140,000	Blockbuster, Inc. *	9.000	9/1/2012	1,045,950
6,250,000	Bon-Ton Stores, Inc. *	10.250	3/15/2014	6,078,125
2,960,000	Buhrmann U.S., Inc.	7.875	3/1/2015	2,849,000
2,270,000	Circus & Eldorado Joint Venture/Silver Legacy
	Capital Corporation	10.125	3/1/2012	2,386,338

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

104

High Yield Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Principal		Interest	Maturity
Amount Long-Term Fixed Income (93.2%)		Rate	Date	Value

Consumer Cyclical — continued
$6,230,000	Dollarama Group, LP *	8.875%	8/15/2012	$6,354,600
4,050,000	Ford Motor Credit Company ∞	9.957	10/16/2006	4,237,928
1,350,000	Ford Motor Credit Company	9.750	9/15/2010	1,393,840
5,020,000	Gaylord Entertainment Company	6.750	11/15/2014	4,800,375
15,830,000	General Motors Acceptance Corporation	6.875	9/15/2011	15,746,133
2,860,000	General Motors Acceptance Corporation *	8.000	11/1/2031	2,990,362
2,710,000	General Motors Corporation	7.200	1/15/2011	2,496,588
4,320,000	General Motors Corporation *	8.250	7/15/2023	3,742,200
5,960,000	Group 1 Automotive, Inc.	8.250	8/15/2013	6,094,100
4,930,000	IAAI Finance Corporation	11.000	4/1/2013	4,905,350
4,580,000	Intrawest Corporation	7.500	10/15/2013	4,917,775
3,210,000	Jean Coutu Group (PJC), Inc.	7.625	8/1/2012	3,374,512
3,750,000	K. Hovnanian Enterprises, Inc. *	7.500	5/15/2016	3,501,562
3,940,000	KB Home *	6.250	6/15/2015	3,623,496
2,020,000	MGM MIRAGE	6.750	4/1/2013	1,984,650
8,190,000	MGM MIRAGE *	5.875	2/27/2014	7,585,988
4,550,000	Mohegan Tribal Gaming Authority	6.375	7/15/2009	4,515,875
5,700,000	NCL Corporation	10.625	7/15/2014	5,514,750
2,800,000	Perry Ellis International, Inc.	8.875	9/15/2013	2,758,000
3,600,000	Pokagon Gaming Authority	10.375	6/15/2014	3,838,500
4,730,000	Poster Financial Group, Inc.	8.750	12/1/2011	4,942,850
6,270,000	Rent-Way, Inc.	11.875	6/15/2010	7,273,200
4,290,000	Station Casinos, Inc. *	6.875	3/1/2016	4,021,875
1,750,000	TRW Automotive, Inc.	9.375	2/15/2013	1,863,750
6,510,000	Tunica Biloxi Gaming Authority ±	9.000	11/15/2015	6,770,400
2,680,000	Turning Stone Resort Casino Enterprise	9.125	9/15/2014	2,706,800
4,315,000	Universal City Florida Holding Company I/II ∞	10.239	11/1/2006	4,433,662
3,250,000	VICORP Restaurants, Inc.	10.500	4/15/2011	3,079,375
3,810,000	Warnaco, Inc. ±	8.875	6/15/2013	3,943,350
5,048,000	WMG Holdings Corporation >	Zero Coupon	12/15/2009	3,760,760

	Total Consumer Cyclical			164,832,631

Consumer Non-Cyclical (7.3%)
1,980,000	DaVita, Inc.	7.250	3/15/2015	1,945,350
3,410,000	Education Management, LLC	10.250	6/1/2016	3,486,725
2,170,000	Elan Finance Corporation, Ltd. *	7.750	11/15/2011	2,113,038
2,170,000	Elan Finance plc/Elan Finance Corporation *∞	9.405	11/15/2006	2,191,700
2,970,000	Fisher Scientific International, Inc.	6.125	7/1/2015	2,947,725
2,680,000	HCA, Inc.	6.950	5/1/2012	2,348,350
4,350,000	IASIS Healthcare, LLC (IASIS Capital Corporation)	8.750	6/15/2014	4,208,625
2,150,000	Jafra Cosmetics	10.750	5/15/2011	2,305,875
5,310,000	Jostens Holding Corporation *>	Zero Coupon	10/1/2008	4,380,750
3,950,000	Michael Foods, Inc.	8.000	11/15/2013	4,029,000
1,530,000	Multiplan, Inc.	10.375	4/15/2016	1,537,650
2,720,000	Smithfield Foods, Inc. *	8.000	10/15/2009	2,842,400
2,715,000	Stater Brothers Holdings, Inc. *	8.125	6/15/2012	2,728,575

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

105

High Yield Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Principal		Interest	Maturity
Amount Long-Term Fixed Income (93.2%)		Rate	Date	Value

Consumer Non-Cyclical — continued
$4,610,000	Triad Hospitals, Inc.	7.000%	5/15/2012	$4,563,900
2,680,000	Triad Hospitals, Inc.	7.000	11/15/2013	2,602,950
4,080,000	US Oncology Holdings, Inc. ∞	10.675	3/15/2007	4,161,600
2,230,000	US Oncology, Inc.	9.000	8/15/2012	2,308,050
3,810,000	Vanguard Health Holding Company II, LLC	9.000	10/1/2014	3,695,700
4,340,000	Ventas Realty, LP/Ventas Capital Corporation *	6.500	6/1/2016	4,312,875
2,320,000	Warner Chilcott Corporation	8.750	2/1/2015	2,401,200

	Total Consumer Non-Cyclical			61,112,038

Energy (4.1%)
1,980,000	Chesapeake Energy Corporation	6.375	6/15/2015	1,890,900
3,470,000	Chesapeake Energy Corporation	6.250	1/15/2018	3,218,425
3,805,000	Denbury Resources, Inc.	7.500	12/15/2015	3,805,000
3,470,000	Harvest Operations Corporation *	7.875	10/15/2011	3,218,425
2,690,000	Hornbeck Offshore Services, Inc.	6.125	12/1/2014	2,511,788
1,755,000	Magnum Hunter Resources, Inc.	9.600	3/15/2012	1,855,912
4,525,000	Ocean Rig Norway AS	8.375	7/1/2013	4,796,500
2,950,000	Pioneer Natural Resources Company *	5.875	7/15/2016	2,762,404
1,430,000	Range Resources Corporation	7.500	5/15/2016	1,437,150
3,800,000	Western Oil Sands, Inc.	8.375	5/1/2012	4,075,500
3,750,000	Whiting Petroleum Corporation	7.250	5/1/2012	3,675,000
1,090,000	Whiting Petroleum Corporation	7.250	5/1/2013	1,068,200

	Total Energy			34,315,204

Financials (1.3%)
2,141,000	Dollar Financial Group, Inc.	9.750	11/15/2011	2,335,707
2,470,000	FTI Consulting, Inc.	7.625	6/15/2013	2,494,700
1,720,000	Morgan Stanley, Convertible	16.500	1/18/2007	1,760,076
4,350,000	Residential Capital Corporation ∞	7.337	10/17/2006	4,369,579

	Total Financials			10,960,062

Technology (5.1%)
3,250,000	Avago Technologies Finance Pte *`	10.900	12/1/2006	3,388,125
1,725,000	Electronic Data Systems Corporation, Convertible	3.875	7/15/2023	1,735,781
1,980,000	Freescale Semiconductor, Inc.	6.875	7/15/2011	2,083,950
1,980,000	Freescale Semiconductor, Inc.	7.125	7/15/2014	2,123,550
2,220,000	Intel Corporation, Convertible *	2.950	12/15/2035	1,984,125
2,880,000	Itron, Inc.	7.750	5/15/2012	2,966,400
4,070,000	MagnaChip Semiconductor SA/MagnaChip
	Semiconductor Finance Company `	8.640	12/15/2006	3,439,150
2,290,000	Nortel Networks, Ltd. `	9.730	10/16/2006	2,364,425
4,830,000	Seagate Technology HDD Holdings *	6.800	10/1/2016	4,805,850
2,160,000	SunGard Data Systems, Inc.	9.125	8/15/2013	2,235,600
2,180,000	SunGard Data Systems, Inc. *	10.250	8/15/2015	2,245,400
1,430,000	UGS Capital Corporation II `	10.380	12/1/2006	1,451,450
5,070,000	UGS Corporation	10.000	6/1/2012	5,475,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

106

High Yield Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Principal		Interest	Maturity
Amount Long-Term Fixed Income (93.2%)		Rate	Date	Value

Technology — continued
$2,730,000	Unisys Corporation *	6.875%	3/15/2010	$2,579,850
3,410,000	Xerox Corporation *	7.625	6/15/2013	3,580,500

	Total Technology			42,459,756

Transportation (2.6%)
3,230,000	CHC Helicopter Corporation	7.375	5/1/2014	3,044,275
3,210,000	Delta Air Lines, Inc. √	7.111	9/18/2011	3,213,852
2,220,000	Hertz Corporation	8.875	1/1/2014	2,325,450
3,700,000	Hertz Corporation	10.500	1/1/2016	4,070,000
1,287,000	H-Lines Finance Holding Corporation >	Zero Coupon	4/1/2008	1,132,560
2,443,000	Horizon Lines, LLC	9.000	11/1/2012	2,516,290
5,200,000	Windsor Petroleum Transport Corporation	7.840	1/15/2021	5,392,296

	Total Transportation			21,694,723

Utilities (10.8%)
1,700,000	AES Corporation ±	8.875	2/15/2011	1,819,000
4,340,000	AES Corporation	8.750	5/15/2013	4,654,650
3,560,000	AmeriGas Partners, LP	7.250	5/20/2015	3,546,650
3,800,000	Calpine Generating Company, LLC ∞√	11.080	11/1/2006	3,999,500
2,680,000	Calpine Generating Company, LLC *∞√	14.120	10/1/2007	2,860,900
2,950,000	Colorado Interstate Gas Company	6.800	11/15/2015	2,972,986
1,820,000	Consumers Energy Company *	6.300	2/1/2012	1,801,800
2,300,000	Copano Energy, LLC	8.125	3/1/2016	2,328,750
2,720,000	Dynegy Holdings, Inc.	6.875	4/1/2011	2,648,600
2,690,000	Dynegy Holdings, Inc.	8.375	5/1/2016	2,737,075
2,230,000	Edison Mission Energy	7.500	6/15/2013	2,252,300
2,480,000	Edison Mission Energy	7.750	6/15/2016	2,511,000
5,850,000	El Paso Corporation *	7.000	5/15/2011	5,886,562
4,250,000	El Paso Production Holding Company	7.750	6/1/2013	4,345,625
2,350,000	Midwest Generation, LLC	8.750	5/1/2034	2,508,625
1,910,000	Mirant North America, LLC *	7.375	12/31/2013	1,912,388
4,460,000	Mission Energy Holding Company	13.500	7/15/2008	4,978,475
8,160,000	NRG Energy, Inc.	7.375	2/1/2016	8,109,000
2,250,000	Pacific Energy Partners, LP/Pacific Energy
	Finance Corporation	7.125	6/15/2014	2,295,000
2,725,000	Reliant Energy Resources Corporation	6.750	12/15/2014	2,592,156
3,790,000	SemGroup, LP	8.750	11/15/2015	3,823,162
2,000,000	Southern Natural Gas Company	8.875	3/15/2010	2,097,330
4,190,000	Southern Natural Gas Company *	7.350	2/15/2031	4,341,779
1,440,000	Southern Star Central Corporation	6.750	3/1/2016	1,414,800
8,500,000	Williams Companies, Inc. *	8.125	3/15/2012	9,073,750
2,470,000	Williams Companies, Inc.	8.750	3/15/2032	2,704,650

	Total Utilities			90,216,513

	Total Long-Term Fixed Income (cost $770,659,451)			780,310,878

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

107

High Yield Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Preferred Stock (2.2%)			Value

50,000	CenterPoint Energy, Inc., Convertible			$1,737,000
105,000	Chevy Chase Preferred Capital
	Corporation, Convertible			5,628,000
38,800	Goldman Sachs Group, Inc., Convertible #			1,164,815
17,600	Goldman Sachs Group, Inc., Convertible #			1,742,013
19,300	Lehman Brothers Holdings, Inc., Convertible #			1,176,721
5,040	NRG Energy, Inc., Convertible *			1,189,692
3,800	Sovereign Real Estate Investment Corporation			5,358,000

	Total Preferred Stock (cost $15,728,699)			17,996,241

Shares	Common Stock (<0.1%)			Value

4,600	ASAT Finance, LLC, Stock Warrants #φ^			$0
6,000	Pliant Corporation, Stock Warrants #φ			60
121,520	TVMAX Holdings, Inc. #			121,520
9,243	XO Communications, Inc., Stock Warrants #			8,319
6,932	XO Communications, Inc., Stock Warrants #			2,634
6,932	XO Communications, Inc., Stock Warrants #			4,159
4,621	XO Holdings, Inc., Stock Warrants #*			22,550
80,000	ZSC Specialty Chemical plc, Preferred Stock Warrants #φ^			8
80,000	ZSC Specialty Chemical plc, Stock Warrants # φ ^			8

	Total Common Stock (cost $6,677,716)			159,258

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (13.8%)	Rate (+)	Date	Value

115,071,448	Thrivent Financial Securities Lending Trust	5.320%	N/A	$115,071,448

	Total Collateral Held for Securities Loaned
	(cost $115,071,448)			115,071,448

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

108

High Yield Portfolio
Schedule of Investments as of September 29, 2006 (unaudited)
Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (5.1%)	Rate (+)	Date	Value

$1,886,000	Chariot Funding, LLC	5.300%	10/24/2006	$1,879,336
20,545,000	Cintas Corporation	5.400	10/2/2006	20,538,836
4,000,000	Deutsche Bank Financial, LLC	5.270	10/3/2006	3,998,243
2,000,000	Stadshypotek Delaware, Inc.	5.280	10/18/2006	1,994,720
14,132,210	Thrivent Money Market Portfolio	5.070	N/A	14,132,210

	Total Short-Term Investments (at amortized cost)			42,543,345

	Total Investments (cost $950,680,659) 114.3%			$956,081,170

	Other Assets and Liabilities, Net (14.3%)			(119,253,233)

	Total Net Assets 100.0%			$836,827,937

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

^ Security is fair valued.

> Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

∞ Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

Ω Denotes investments purchased on a when-issued basis.

± Designated as cover for long settling trades.

φ Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. These securities have been valued from the date of acquisition through September 29, 2006, by obtaining quotations from brokers active with these securities.The following table indicates the acquisition date and cost of restricted securities the High Yield Portfolio owned as of September 29, 2006.

	Acquisition
Security	Date	Cost

ASAT Finance, LLC, Stock Warrants	10/20/1999	$111,508
Pliant Corporation, Stock Warrants	5/25/2000	136,483
ZSC Specialty Chemical plc, Preferred Stock Warrants	6/24/1999	47,568
ZSC Specialty Chemical plc, Stock Warrants	6/24/1999	111,712

√ In bankruptcy.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$22,602,859
Gross unrealized depreciation	(17,202,348)

Net unrealized appreciation (depreciation)	$5,400,511
Cost for federal income tax purposes	$950,680,659

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

109

Diversified Income Plus Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (50.0%)	Value	Shares	Common Stock (50.0%)	Value

Consumer Discretionary (2.5%)			9,600	Comerica, Inc.	$546,432
3,700	Bandag, Inc.	$151,848	39,200	Commerce Group, Inc.	1,177,960
3,400	Genuine Parts Company	146,642	3,200	Community Bank System, Inc.	70,912
11,500	La-Z-Boy, Inc.	160,540	1,900	Community Banks, Inc.	50,920
1,000	Leggett & Platt, Inc.	25,030	13,000	Corus Bankshares, Inc.	290,680
51,900	Pier 1 Imports, Inc.	385,098	500	Cousins Properties, Inc.	17,105
3,000	Polaris Industries, Inc.	123,450	18,200	Crescent Real Estate
28,700	ServiceMaster Company	321,727		Equities Company	396,942
3,300	Stanley Works	164,505	3,900	Developers Diversified
17,000	Superior Industries			Realty Corporation	217,464
	International, Inc.	285,430	7,400	DiamondRock
5,600	Talbots, Inc.	152,600		Hospitality Company	122,914
4,300	VF Corporation	313,685	1,200	Digital Realty Trust, Inc.	37,584

	Total Consumer		17,000	Duke Realty Corporation	634,950
	Discretionary	2,230,555	800	EastGroup Properties, Inc.	39,888

			4,700	Entertainment Properties Trust	231,804
Consumer Staples (1.4%)			8,600	Equity Office Properties Trust	341,936
6,900	Altria Group, Inc.	528,195	5,600	Equity One, Inc.	134,232
700	ConAgra Foods, Inc.	17,136	7,500	Equity Residential REIT	379,350
21,200	Sara Lee Corporation	340,684	90,600	F.N.B. Corporation	1,509,396
11,800	Universal Corporation	431,054	700	Federal Realty Investment Trust	52,010

	Total Consumer Staples	1,317,069	21,000	Fiduciary/Claymore MLP

				Opportunity Fund	407,400
Energy (0.6%)			13,600	Fifth Third Bancorp	517,888
1,100	Chevron Corporation	71,346	115,700	First Commonwealth
16,700	Kayne Anderson MLP			Financial Corporation	1,507,571
	Investment Company *	464,928	9,800	First Industrial Realty Trust, Inc.	431,200

	Total Energy	536,274	64,400	FirstMerit Corporation	1,492,148

			500	Franklin Street Properties
Financials (33.7%)				Corporation	9,930
9,500	American Financial Realty Trust	106,020	5,700	General Growth Properties, Inc.	271,605
5,400	AmSouth Bancorporation	156,816	1,900	Global Signal, Inc.	96,102
1,100	Apartment Investment &		9,625	Harleysville National Corporation	193,462
	Management Company	59,851	14,400	Health Care Property
4,400	Archstone-Smith Trust	239,536		Investors, Inc.	447,120
50,700	Arthur J. Gallagher & Company	1,352,169	14,200	Health Care REIT, Inc.	568,142
300	Avalonbay Communities, Inc.	36,120	10,200	Healthcare Realty Trust, Inc.	391,782
22,700	Bank of America Corporation	1,216,039	4,200	Heritage Property
5,800	BB&T Corporation	253,924		Investment Trust	153,132
2,700	BioMed Realty Trust, Inc.	81,918	3,200	Highwoods Properties, Inc.	119,072
4,900	Boston Properties, Inc.	506,366	2,800	Home Properties, Inc.	160,048
4,000	Brandywine Realty Trust	130,200	10,600	Hospitality Properties Trust	500,320
400	BRE Properties, Inc.	23,892	10,100	Host Marriott Corporation	231,593
600	Camden Property Trust	45,606	34,500	HRPT Properties Trust	412,275
500	CBL & Associates Properties, Inc.	20,955	7,900	Independent Bank Corporation	191,812
8,800	Citigroup, Inc.	437,096	6,100	Inland Real Estate Corporation	106,872
5,200	Colonial Properties Trust	248,612

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

110

Diversified Income Plus Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (50.0%)	Value	Shares	Common Stock (50.0%)	Value

Financials — continued			6,700	United Dominion Realty
7,400	iShares Cohen & Steers Realty			Trust, Inc.	$202,340
	Majors Index Fund	$679,320	4,800	U-Store-It Trust	103,008
3,100	iShares Dow Jones U.S. Real		2,100	Valley National Bancorp	53,697
	Estate Index Portfolio	239,165	4,300	Ventas, Inc.	165,722
3,300	Kimco Realty Corporation	141,471	4,400	Vornado Realty Trust	479,600
500	LaSalle Hotel Properties	21,670	7,300	Washington Federal, Inc.	163,812
11,100	Lexington Corporate		34,700	Washington Mutual, Inc.	1,508,409
	Properties Trust	235,098	1,100	Washington Real Estate
5,200	Liberty Property Trust	248,508		Investment Trust	43,780
500	Macerich Company	38,180	1,200	Weingarten Realty Investors	51,624
4,000	Mack-Cali Realty Corporation	207,200	4,900	WesBanco, Inc.	143,178

2,500	Maguire Properties, Inc.	101,850		Total Financials	30,500,871

3,800	Mercury General Corporation	188,518
1,100	Mid-America Apartment		Health Care (1.6%)
	Communities, Inc.	67,342	12,800	Merck & Company, Inc.	536,320
18,700	National City Corporation	684,420	4,100	Meridian Bioscience, Inc.	96,391
8,700	National Retail Properties, Inc.	187,920	27,800	Pfizer, Inc.	788,408

9,500	Nationwide Health			Total Health Care	1,421,119

	Properties, Inc.	254,030
13,100	New Plan Excel Realty Trust, Inc.	354,355	Industrials (1.0%)
31,200	North Fork Bancorporation, Inc.	893,568	600	Avery Dennison Corporation	36,102
19,500	Old National Bancorp	372,450	9,800	Briggs & Stratton Corporation	269,990
1,900	Pennsylvania Real Estate		7,900	LSI Industries, Inc.	128,375
	Investment Trust	80,883	5,000	Masco Corporation	137,100
1,200	Plum Creek Timber Company, Inc.	40,848	3,300	McGrath Rentcorp	84,480
500	Post Properties, Inc.	23,760	14,500	Quixote Corporation	258,390
4,100	ProLogis Trust	233,946	700	Tennant Company	17,038

656	Public Storage, Inc.	56,409		Total Industrials	931,475

2,100	Rayonier, Inc. REIT	79,380
8,100	Realty Income Corporation	200,151	Materials (1.5%)
1,700	Reckson Associates Realty		400	PPG Industries, Inc.	26,832
	Corporation	72,760	39,800	RPM International, Inc.	755,802
15,500	Senior Housing Property Trust	330,770	16,200	Sonoco Products Company	544,968

5,600	Simon Property Group, Inc.	507,472		Total Materials	1,327,602

900	Sky Financial Group, Inc.	22,410
200	SL Green Realty Corporation	22,340	Telecommunications Services (1.6%)
24,000	Spirit Finance Corporation	278,640	45,300	AT&T, Inc. є	1,474,968

16,800	Sterling Bancorp	330,288		Total Telecommunications
1,700	Strategic Hotel Capital, Inc.	33,796		Services	1,474,968

2,100	Sunstone Hotel Investors, Inc.	62,412
17,700	Susquehanna Bancshares, Inc.	432,588	Utilities (6.1%)
2,900	Tanger Factory Outlet		53,400	Atmos Energy Corporation	1,524,570
	Centers, Inc.	103,298	10,500	Consolidated Edison, Inc.	485,100
12,070	Tortoise Energy		8,600	Otter Tail Corporation	251,464
	Infrastructure Corporation *	381,412	37,300	Peoples Energy Corporation	1,516,245

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

111

Diversified Income Plus Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares	Common Stock (50.0%)	Value	Shares	Preferred Stock (1.0%)	Value

Utilities — continued			Financials (0.4%)
32,000	Progress Energy, Inc.	$1,452,160	1,800	Goldman Sachs Group, Inc.,
10,600	Vectren Corporation	284,610		Convertible #	$178,160

	Total Utilities	5,514,149	102	Sovereign Real Estate Investment

				Corporation	143,820

	Total Common Stock			Total Financials	321,980

	(cost $43,232,390)	45,254,082

			Utilities (0.2%)
			2,495	CenterPoint Energy, Inc.,
Shares	Preferred Stock (1.0%)	Value

				Convertible ∞	86,676
			520	NRG Energy, Inc., Convertible *	122,746

Energy (0.4%)				Total Utilities	209,422

7,000	Goldman Sachs Group, Inc.,

	Convertible #	210,147		Total Preferred Stock
2,000	Lehman Brothers Holdings, Inc.,			(cost $884,690)	863,489

	Convertible #	121,940

	Total Energy	332,087

Principal			Interest	Maturity
Amount	Long-Term Fixed Income (44.9%)		Rate	Date	Value

Asset-Backed Securities (4.5%)
$4,100,000	Dow Jones CDX		8.375%	12/29/2011	$4,102,564

	Total Asset-Backed Securities				4,102,564

Basic Materials (3.8%)
185,000	Abitibi-Consolidated, Inc. *	8.550	8/1/2010	183,612
160,000	Ainsworth Lumber Company, Ltd. *∞	9.249	12/29/2006	132,000
100,000	AK Steel Corporation є	7.750	6/15/2012	97,375
90,000	Appleton Papers, Inc.	8.125	6/15/2011	90,000
110,000	Appleton Papers, Inc.	9.750	6/15/2014	108,625
160,000	Arch Western Finance, LLC	6.750	7/1/2013	153,600
101,000	BCP Caylux Holdings Luxembourg SCA	9.625	6/15/2014	109,585
90,000	Buckeye Technologies, Inc.	8.000	10/15/2010	86,400
150,000	Chaparral Steel Company	10.000	7/15/2013	167,250
160,000	Crystal US Holdings 3, LLC/Crystal US
	Sub 3 Corporation >	Zero Coupon	10/1/2009	128,400
130,000	Domtar, Inc.	7.125	8/1/2015	120,900
130,000	Drummond Company, Inc.	7.375	2/15/2016	122,200
100,000	Equistar Chemicals, LP	10.125	9/1/2008	105,875
100,000	Equistar Chemicals, LP	10.625	5/1/2011	107,250
230,000	FMG Finance Pty, Ltd. *	10.625	9/1/2016	220,800
90,000	Georgia-Pacific Corporation	8.125	5/15/2011	92,250
210,000	Graphic Packaging International Corporation *	9.500	8/15/2013	214,725
137,000	Huntsman International, LLC *	10.125	7/1/2009	139,055
240,000	Ineos Group Holdings plc	8.500	2/15/2016	228,600
80,000	Jefferson Smurfit Corporation	8.250	10/1/2012	76,600
140,000	Lyondell Chemical Company	10.500	6/1/2013	154,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

112

Diversified Income Plus Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (44.9%)	Rate	Date	Value

Basic Materials — continued
$120,000	Lyondell Chemical Company	8.250%	9/15/2016	$121,800
150,000	MacDermid, Inc.	9.125	7/15/2011	156,375
60,000	Novelis, Inc.	8.250	2/15/2015	57,000
100,000	PNA Group, Inc.	10.750	9/1/2016	102,750
150,000	Ryerson, Inc.	8.250	12/15/2011	148,500

	Total Basic Materials			3,425,527

Capital Goods (5.0%)
60,000	Ahern Rentals, Inc.	9.250	8/15/2013	61,500
220,000	Allied Waste North America, Inc. *	7.875	4/15/2013	224,950
350,000	Amsted Industries, Inc. ±	10.250	10/15/2011	374,500
70,000	Ashtead Capital, Inc.	9.000	8/15/2016	72,800
130,000	Ball Corporation є	6.625	3/15/2018	127,725
150,000	Berry Plastics Holding Corporation є	8.875	9/15/2014	150,750
110,000	Browning-Ferris Industries, Inc.	9.250	5/1/2021	114,125
110,000	Browning-Ferris Industries, Inc.	7.400	9/15/2035	98,450
260,000	Builders Firstsource, Inc. ∞є	9.655	11/15/2006	254,800
150,000	Case New Holland, Inc.	9.250	8/1/2011	159,000
160,000	Consolidated Container Company, LLC >	Zero Coupon	6/15/2007	153,600
120,000	Covalence Specialty Materials Corporation	10.250	3/1/2016	116,400
100,000	Crown Americas, Inc.	7.625	11/15/2013	101,250
100,000	Crown Americas, Inc.	7.750	11/15/2015	101,250
480,000	Da-Lite Screen Company, Inc.	9.500	5/15/2011	505,200
160,000	DRS Technologies, Inc.	7.625	2/1/2018	162,400
390,000	Fastentech, Inc.	11.500	5/1/2011	405,600
95,000	Graham Packaging Company, Inc. *	9.875	10/15/2014	93,338
214,000	Invensys plc *	9.875	3/15/2011	231,120
40,000	K&F Acquisition, Inc. *	7.750	11/15/2014	40,100
100,000	Legrand SA	8.500	2/15/2025	113,250
38,000	Mueller Group, Inc.	10.000	5/1/2012	41,278
104,000	Mueller Holdings, Inc. >	Zero Coupon	4/15/2009	91,520
70,000	Owens-Brockway Glass Container, Inc.	8.250	5/15/2013	71,750
210,000	Owens-Illinois, Inc. *	7.500	5/15/2010	210,000
190,000	Plastipak Holdings, Inc.	8.500	12/15/2015	191,900
90,000	RBS Global, Inc./Rexnord Corporation	9.500	8/1/2014	91,350
30,000	RBS Global, Inc./Rexnord Corporation	11.750	8/1/2016	30,900
90,000	United Rentals North America, Inc.	6.500	2/15/2012	86,850
80,000	United Rentals North America, Inc.	7.000	2/15/2014	75,200

	Total Capital Goods			4,552,856

Communications Services (7.8%)
110,000	American Cellular Corporation	10.000	8/1/2011	115,225
460,000	American Tower Corporation є	7.125	10/15/2012	471,500
270,000	American Towers, Inc. ±	7.250	12/1/2011	278,100
110,000	Cablevision Systems Corporation	8.000	4/15/2012	111,375
390,338	CCH I, LLC	11.000	10/1/2015	355,207

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

113

Diversified Income Plus Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (44.9%)	Rate	Date	Value

Communications Services — continued
$120,000	Centennial Communications Corporation *	8.125%	2/1/2014	$118,200
130,000	Charter Communications Holdings, LLC	8.750	11/15/2013	130,812
130,000	Charter Communications Operating, LLC *	8.000	4/30/2012	130,975
175,000	Citizens Communications Company	9.250	5/15/2011	192,938
70,000	Dex Media West, LLC/Dex Media West
	Finance Company	9.875	8/15/2013	75,600
170,000	Dobson Cellular Systems *	9.875	11/1/2012	182,325
110,000	Houghton Mifflin Company *	8.250	2/1/2011	113,025
90,000	Houghton Mifflin Company	9.875	2/1/2013	95,175
160,000	Insight Midwest, LP/Insight Capital, Inc.	10.500	11/1/2010	165,600
60,000	Intelsat Bermuda, Ltd.	9.250	6/15/2016	63,075
370,000	Intelsat Bermuda, Ltd.	11.250	6/15/2016	393,125
200,000	Intelsat Intermediate, Inc. >	Zero Coupon	2/1/2010	145,000
150,000	Intelsat Subsidiary Holding Company, Ltd. *	8.625	1/15/2015	153,375
390,000	IPCS Escrow Company	11.500	5/1/2012	436,800
170,000	Kabel Deutschland GmbH	10.625	7/1/2014	182,325
90,000	Lamar Media Corporation	6.625	8/15/2015	86,288
130,000	Mediacom Broadband, LLC	8.500	10/15/2015	129,188
150,000	Medianews Group, Inc.	6.875	10/1/2013	138,750
155,000	Morris Publishing Group, LLC Ω	7.000	8/1/2013	146,475
150,000	NTL Cable plc	9.125	8/15/2016	154,875
135,000	PRIMEDIA, Inc. *∞	10.780	11/15/2006	138,038
80,000	Qwest Communications International, Inc. ∞	8.905	11/15/2006	81,500
200,000	Qwest Communications International, Inc.	7.250	2/15/2011	200,000
60,000	Qwest Communications International, Inc. *	7.500	2/15/2014	60,150
30,000	Qwest Corporation ∞	8.640	12/15/2006	32,100
250,000	Qwest Corporation	7.875	9/1/2011	262,500
50,000	Qwest Corporation	7.625	6/15/2015	51,875
510,000	R.H. Donnelley Corporation	6.875	1/15/2013	465,375
110,000	R.H. Donnelley Corporation	8.875	1/15/2016	110,275
70,000	Rogers Wireless Communications, Inc.	7.250	12/15/2012	73,238
145,000	Rogers Wireless Communications, Inc. *	7.500	3/15/2015	154,788
80,000	Rural Cellular Corporation *	9.750	1/15/2010	80,500
85,000	Rural Cellular Corporation *	9.875	2/1/2010	88,612
150,000	Time Warner Telecom Holdings, Inc.	9.250	2/15/2014	157,875
130,000	UbiquiTel Operating Company	9.875	3/1/2011	141,050
140,000	Valor Telecommunications Enterprises, LLC	7.750	2/15/2015	149,100
190,000	Videotron Ltee *	6.875	1/15/2014	187,150

	Total Communications Services			6,999,459

Consumer Cyclical (7.7%)
100,000	ACE Cash Express, Inc. Ω	10.250	10/1/2014	101,250
220,000	Allied Security Escrow Corporation	11.375	7/15/2011	220,000
180,000	American Casino & Entertainment Properties, LLC	7.850	2/1/2012	182,700
120,000	Beazer Homes USA, Inc. *	8.625	5/15/2011	121,050
250,000	Bon-Ton Stores, Inc. *	10.250	3/15/2014	243,125

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

114

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Schedule of Investments as of September 29, 2006 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (44.9%)	Rate	Date	Value

Consumer Cyclical — continued
$360,000	Buhrmann U.S., Inc. є	7.875%	3/1/2015	$346,500
100,000	Circus & Eldorado Joint Venture/Silver Legacy
	Capital Corporation	10.125	3/1/2012	105,125
260,000	Dollarama Group, LP *	8.875	8/15/2012	265,200
160,000	Ford Motor Credit Company ∞	9.957	10/16/2006	167,424
70,000	Ford Motor Credit Company *	9.750	9/15/2010	72,273
220,000	Gaylord Entertainment Company	6.750	11/15/2014	210,375
610,000	General Motors Acceptance Corporation є	6.875	9/15/2011	606,768
110,000	General Motors Corporation	7.200	1/15/2011	101,338
200,000	General Motors Corporation *	8.250	7/15/2023	173,250
240,000	Group 1 Automotive, Inc.	8.250	8/15/2013	245,400
590,000	IAAI Finance Corporation	11.000	4/1/2013	587,050
160,000	Jean Coutu Group (PJC), Inc.	7.625	8/1/2012	168,200
110,000	K. Hovnanian Enterprises, Inc. *	7.500	5/15/2016	102,712
110,000	KB Home *	6.250	6/15/2015	101,164
210,000	MGM MIRAGE	6.750	4/1/2013	206,325
200,000	MGM MIRAGE	5.875	2/27/2014	185,250
240,000	NCL Corporation	10.625	7/15/2014	232,200
190,000	Poster Financial Group, Inc.	8.750	12/1/2011	198,550
640,000	Rent-Way, Inc.	11.875	6/15/2010	742,400
200,000	Station Casinos, Inc. *	6.875	3/1/2016	187,500
76,000	TRW Automotive, Inc.	9.375	2/15/2013	80,940
260,000	Tunica Biloxi Gaming Authority	9.000	11/15/2015	270,400
130,000	Turning Stone Resort Casino Enterprise	9.125	9/15/2014	131,300
180,000	Universal City Florida Holding Company I/II ∞	10.239	11/1/2006	184,950
130,000	VICORP Restaurants, Inc.	10.500	4/15/2011	123,175
150,000	Warnaco, Inc.	8.875	6/15/2013	155,250
235,000	WMG Holdings Corporation ±>	Zero Coupon	12/15/2009	175,075

	Total Consumer Cyclical			6,994,219

Consumer Non-Cyclical (2.6%)
80,000	DaVita, Inc.	7.250	3/15/2015	78,600
90,000	Elan Finance Corporation, Ltd.	7.750	11/15/2011	87,638
90,000	Elan Finance plc/Elan Finance Corporation *∞	9.405	11/15/2006	90,900
120,000	Fisher Scientific International, Inc.	6.125	7/1/2015	119,100
130,000	HCA, Inc.	6.950	5/1/2012	113,912
170,000	IASIS Healthcare, LLC (IASIS
	Capital Corporation) *	8.750	6/15/2014	164,475
230,000	Jostens Holding Corporation >	Zero Coupon	10/1/2008	189,750
160,000	Michael Foods, Inc.	8.000	11/15/2013	163,200
150,000	Multiplan, Inc.	10.375	4/15/2016	150,750
110,000	Smithfield Foods, Inc. *	8.000	10/15/2009	114,950
110,000	Stater Brothers Holdings, Inc. є	8.125	6/15/2012	110,550
190,000	Triad Hospitals, Inc.	7.000	5/15/2012	188,100
130,000	Triad Hospitals, Inc.	7.000	11/15/2013	126,262
160,000	US Oncology Holdings, Inc. ∞	10.675	3/15/2007	163,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

115

Diversified Income Plus Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (44.9%)	Rate	Date	Value

Consumer Non-Cyclical — continued
$90,000	US Oncology, Inc.	9.000%	8/15/2012	$93,150
160,000	Vanguard Health Holding Company II, LLC	9.000	10/1/2014	155,200
170,000	Ventas Realty, LP/Ventas Capital Corporation	6.500	6/1/2016	168,938
90,000	Warner Chilcott Corporation	8.750	2/1/2015	93,150

	Total Consumer Non-Cyclical			2,371,825

Energy (1.7%)
80,000	Chesapeake Energy Corporation *	6.375	6/15/2015	76,400
140,000	Chesapeake Energy Corporation	6.250	1/15/2018	129,850
155,000	Denbury Resources, Inc. *	7.500	12/15/2015	155,000
140,000	Harvest Operations Corporation *	7.875	10/15/2011	129,850
130,000	Hornbeck Offshore Services, Inc.	6.125	12/1/2014	121,388
460,000	Ocean Rig Norway AS	8.375	7/1/2013	487,600
60,000	Pioneer Natural Resources Company *	5.875	7/15/2016	56,184
150,000	Western Oil Sands, Inc.	8.375	5/1/2012	160,875
200,000	Whiting Petroleum Corporation	7.250	5/1/2012	196,000
40,000	Whiting Petroleum Corporation	7.250	5/1/2013	39,200

	Total Energy			1,552,347

Financials (3.1%)
300,000	FTI Consulting, Inc.	7.625	6/15/2013	303,000
420,000	J.P. Morgan Chase Capital XX	6.550	9/29/2036	423,586
420,000	Lincoln National Corporation є	7.000	5/17/2016	439,911
205,000	Morgan Stanley, Convertible	16.500	1/18/2007	209,776
420,000	Rabobank Capital Funding Trust	5.254	10/21/2016	405,398
420,000	RBS Capital Trust I *	5.512	9/30/2014	408,096
180,000	Residential Capital Corporation ∞	7.337	10/17/2006	180,810
420,000	Wachovia Capital Trust III	5.800	3/15/2011	421,140

	Total Financials			2,791,717

Technology (1.7%)
130,000	Avago Technologies Finance Pte ∞	10.900	12/1/2006	135,525
80,000	Electronic Data Systems Corporation, Convertible	3.875	7/15/2023	80,500
90,000	Freescale Semiconductor, Inc.	6.875	7/15/2011	94,725
80,000	Freescale Semiconductor, Inc.	7.125	7/15/2014	85,800
83,000	Intel Corporation, Convertible	2.950	12/15/2035	74,181
160,000	MagnaChip Semiconductor SA/MagnaChip
	Semiconductor Finance Company ∞	8.640	12/15/2006	135,200
230,000	Seagate Technology HDD Holdings	6.800	10/1/2016	228,850
90,000	SunGard Data Systems, Inc.	9.125	8/15/2013	93,150
90,000	SunGard Data Systems, Inc. *	10.250	8/15/2015	92,700
200,000	UGS Corporation	10.000	6/1/2012	216,000
110,000	Unisys Corporation *	6.875	3/15/2010	103,950
140,000	Xerox Corporation	7.625	6/15/2013	147,000

	Total Technology			1,487,581

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

116

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Schedule of Investments as of September 29, 2006 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (44.9%)	Rate	Date	Value

Transportation (1.4%)
$160,000	CHC Helicopter Corporation	7.375%	5/1/2014	$150,800
170,000	Delta Air Lines, Inc. √	7.111	9/18/2011	170,204
60,000	Hertz Corporation	8.875	1/1/2014	62,850
100,000	Hertz Corporation	10.500	1/1/2016	110,000
150,000	H-Lines Finance Holding Corporation >	Zero Coupon	4/1/2008	132,000
260,000	Horizon Lines, LLC	9.000	11/1/2012	267,800
400,000	Piper Jaffray Equipment Trust Securities	6.750	4/1/2011	396,000

	Total Transportation			1,289,654

U.S. Government (1.2%)
1,079,380	U.S. Treasury Notes *	2.000	7/15/2014	1,057,877

	Total U.S. Government			1,057,877

Utilities (4.4%)
70,000	AES Corporation	8.875	2/15/2011	74,900
170,000	AES Corporation є	8.750	5/15/2013	182,325
185,000	AmeriGas Partners, LP	7.250	5/20/2015	184,306
150,000	Calpine Generating Company, LLC ∞√	11.080	11/1/2006	157,875
140,000	Calpine Generating Company, LLC ∞√	14.120	4/1/2007	149,450
350,000	Colorado Interstate Gas Company є	6.800	11/15/2015	352,727
70,000	Consumers Energy Company *	6.300	2/1/2012	69,300
110,000	Dynegy Holdings, Inc.	6.875	4/1/2011	107,112
120,000	Dynegy Holdings, Inc.	8.375	5/1/2016	122,100
120,000	Edison Mission Energy *	7.500	6/15/2013	121,200
130,000	Edison Mission Energy	7.750	6/15/2016	131,625
620,000	Enterprise Products Operating, LP	8.375	8/1/2016	652,601
95,000	Midwest Generation, LLC	8.750	5/1/2034	101,412
70,000	Mirant North America, LLC	7.375	12/31/2013	70,088
150,000	Mission Energy Holding Company	13.500	7/15/2008	167,438
330,000	NRG Energy, Inc.	7.375	2/1/2016	327,938
110,000	Pacific Energy Partners, LP/Pacific Energy
	Finance Corporation	7.125	6/15/2014	112,200
150,000	Pacific Energy Partners, LP/Pacific Energy
	Finance Corporation	6.250	9/15/2015	147,750
105,000	Reliant Energy Resources Corporation	6.750	12/15/2014	99,881
150,000	SemGroup, LP	8.750	11/15/2015	151,312
160,000	Southern Natural Gas Company	7.350	2/15/2031	165,796
290,000	Williams Companies, Inc.	8.750	3/15/2032	317,550

	Total Utilities			3,966,886

	Total Long-Term Fixed Income (cost $40,517,922)			40,592,512

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

117

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Schedule of Investments as of September 29, 2006 (unaudited)

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (4.9%)		Rate (+)	Date	Value

4,391,211	Thrivent Financial Securities Lending Trust		5.320%	N/A	$4,391,211

	Total Collateral Held for Securities Loaned
	(cost $4,391,211)				4,391,211

Shares or
Principal			Interest	Maturity
Amount	Short-Term Investments (5.8%)		Rate (+)	Date	Value

$765,000	Federal Home Loan Mortgage Corporation		4.400%	10/2/2006	$764,813
100,000	Federal National Mortgage Association		5.270	2/7/2007	98,204
4,374,968	Thrivent Money Market Portfolio		5.070	N/A	4,374,968

	Total Short-Term Investments (cost $5,237,921)				5,237,985

	Total Investments (cost $94,264,134) 106.6%				96,339,279

	Other Assets and Liabilities, Net (6.6%)				(5,930,888)

	Total Net Assets 100.0%				90,408,391

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

10-Yr. U.S. Treasury Bond Futures	(27)	December 2006	$(2,900,401)	$(2,917,688)	$(17,287)
S&P 500 Index Mini-Futures	10	December 2006	$667,677	$672,700	$5,023

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

> Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

∞ Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

Ω Denotes investments purchased on a when-issued basis.

± Designated as cover for long settling trades.

є At September 29, 2006, $182,325 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $4,310,719 of investments were earmarked as collateral to cover open financial futures contracts.

√ In bankruptcy.

Definitions:

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$2,854,921
Gross unrealized depreciation	(779,776)

Net unrealized appreciation (depreciation)	$2,075,145
Cost for federal income tax purposes	$94,264,134

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

118

Income Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (106.2%)	Rate	Date	Value

Asset-Backed Securities (12.7%)
$6,505,834	Bear Stearns Mortgage Funding Trust ∞	5.470%	10/25/2006	$6,505,847
10,000,000	Chase Funding Issuance Trust ∞	5.320	10/15/2006	10,002,600
2,159,100	Countrywide Asset-Backed Certificates ±	3.903	1/25/2031	2,143,954
5,000,000	Credit Based Asset Servicing and Securitization, LLC ∞	5.440	10/25/2006	5,000,705
10,000,000	DaimlerChrysler Master Owner Trust ±∞	5.380	10/15/2006	10,001,580
6,000,000	Dow Jones CDX	8.125	6/29/2011	6,105,000
20,000,000	Dow Jones CDX Ω	8.000	12/29/2011	19,912,500
10,000,000	Dow Jones CDX Ω	8.375	12/29/2011	10,006,250
4,500,000	First Franklin Mortgage Loan Asset-Backed Certificates ∞	5.420	10/25/2006	4,500,004
8,500,000	Ford Credit Floor Plan Master Owner Trust ∞	5.510	10/15/2006	8,504,692
3,000,000	GE Commercial Loan Trust	5.600	4/19/2015	3,000,000
10,000,000	GE Dealer Floorplan Master Note Trust ∞ є	5.370	10/20/2006	10,003,110
4,000,000	GMAC Mortgage Corporation Loan Trust ∞	5.400	10/25/2006	4,000,000
10,000,000	GMAC Mortgage Corporation Loan Trust ± ∞	5.420	10/25/2006	10,001,460
1,963,385	GMAC Mortgage Corporation Loan Trust ∞	5.430	10/25/2006	1,963,401
3,000,000	IndyMac Seconds Asset-Backed Trust ∞	5.500	10/25/2006	3,000,000
1,366,794	Option One Mortgage Loan Trust ∞є	5.490	10/25/2006	1,367,464
2,803,766	Popular ABS Mortgage Pass-Through Trust ∞	5.440	10/25/2006	2,803,671
5,301,240	Popular ABS Mortgage Pass-Through Trust ∞	5.460	10/25/2006	5,302,740
4,738,280	Residential Asset Mortgage Products, Inc. ∞	5.440	10/25/2006	4,739,057
123,698	Structured Asset Investment Loan Trust ∞	5.410	10/25/2006	123,702

	Total Asset-Backed Securities			128,987,737

Basic Materials (1.7%)
1,800,000	Crystal US Holdings 3, LLC/Crystal US
	Sub 3 Corporation >є	Zero Coupon	10/1/2009	1,460,250
5,000,000	Glencore Funding, LLC ±	6.000	4/15/2014	4,805,675
4,400,000	Lubrizol Corporation є	5.500	10/1/2014	4,291,830
3,000,000	Lyondell Chemical Company	8.000	9/15/2014	3,037,500
3,500,000	Precision Castparts Corporation	5.600	12/15/2013	3,480,418

	Total Basic Materials			17,075,673

Capital Goods (2.3%)
3,900,000	Boeing Capital Corporation ±	6.500	2/15/2012	4,135,521
2,400,000	CRH America, Inc. ~	6.000	9/30/2016	2,403,367
3,429,000	Goodrich Corporation	6.800	7/1/2036	3,624,072
3,115,000	Lockheed Martin Corporation	6.150	9/1/2036	3,264,199
5,250,000	Oakmont Asset Trust	4.514	12/22/2008	5,123,522
4,309,667	Systems 2001 Asset Trust, LLC ±	6.664	9/15/2013	4,533,123

	Total Capital Goods			23,083,804

Commercial Mortgage-Backed Securities (13.6%)
10,000,000	Banc of America Commercial Mortgage, Inc. ±	5.001	9/10/2010	9,934,320
5,395,000	Banc of America Commercial Mortgage, Inc.	4.037	11/10/2039	5,212,800
495,217	Banc of America Commercial Mortgage, Inc.	3.366	7/11/2043	490,526

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

119

Income Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (106.2%)	Rate	Date	Value

Commercial Mortgage-Backed Securities — continued
$3,000,000	Banc of America Commercial Mortgage, Inc.	5.118%	7/11/2043	$2,989,248
10,847,990	Banc of America Mortgage Securities, Inc.	4.820	9/25/2035	10,689,045
5,000,000	Citigroup Mortgage Loan Trust, Inc. ±	5.536	3/1/2036	4,991,275
3,147,950	Commercial Mortgage Pass-Through Certificates ∞	5.430	10/15/2006	3,148,315
9,000,000	Greenwich Capital Commercial Funding Corporation	6.110	7/10/2038	9,422,820
5,239,546	HomeBanc Mortgage Trust	6.091	4/25/2037	5,303,871
5,500,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation	4.302	1/15/2038	5,297,430
4,250,000	LB-UBS Commercial Mortgage Trust ±	3.323	3/15/2027	4,138,990
5,530,425	Lehman Brothers “CALSTRS” Mortgage Trust ±	3.988	11/20/2012	5,451,329
8,175,381	Merrill Lynch Mortgage Investors, Inc.	4.889	6/25/2035	8,089,041
6,250,000	Merrill Lynch Mortgage Trust	4.099	11/15/2010	6,171,369
6,000,000	Merrill Lynch Mortgage Trust	4.747	5/12/2043	5,754,690
8,625,000	Merrill Lynch Mortgage Trust	5.440	1/12/2044	8,598,711
7,866,318	Thornburg Mortgage Securities Trust ∞	5.420	10/25/2006	7,843,907
7,808,852	Wachovia Bank Commercial Mortgage Loan Trust	5.604	5/20/2036	7,836,339
8,612,993	Wachovia Bank Commercial Mortgage Trust ∞	5.530	10/15/2006	8,615,103
4,102,947	Washington Mutual Asset Securities Corporation	3.830	1/25/2035	3,964,551
2,579,239	Washington Mutual Mortgage Pass-Through Certificates ∞	5.620	10/25/2006	2,595,736
4,058,026	Washington Mutual Mortgage Pass-Through Certificates	4.837	9/25/2035	4,004,017
8,253,431	Zuni Mortgage Loan Trust ∞є	5.454	10/25/2006	8,242,173

	Total Commercial Mortgage-Backed Securities			138,785,606

Communications Services (7.0%)
2,805,000	AT&T Corporation ±	8.000	11/15/2031	3,428,425
6,000,000	British Telecom plc ±є	8.375	12/15/2010	6,723,858
3,500,000	Citizens Communications Company ±є	9.250	5/15/2011	3,858,750
1,750,000	Comcast Corporation є;	5.900	3/15/2016	1,750,807
3,000,000	Comcast Corporation ±	6.500	1/15/2017	3,131,523
6,000,000	Cox Communications, Inc. ~	4.625	6/1/2013	5,577,024
1,330,000	Cox Communications, Inc. ~	5.450	12/15/2014	1,284,717
1,800,000	Embarq Corporation є	7.082	6/1/2016	1,836,178
1,050,000	Embarq Corporation є	7.995	6/1/2036	1,111,848
3,850,000	New Cingular Wireless Services, Inc.±є	8.125	5/1/2012	4,333,479
1,350,000	New Cingular Wireless Services, Inc. ±	8.750	3/1/2031	1,725,840
2,140,000	News America, Inc. є	6.400	12/15/2035	2,098,766
5,115,000	Nextel Communications, Inc. ~	7.375	8/1/2015	5,277,345
2,750,000	Nextel Partners, Inc.	8.125	7/1/2011	2,887,500
4,800,000	Qwest Corporation є	8.875	3/15/2012	5,238,000
3,000,000	Rogers Wireless Communications, Inc.	6.375	3/1/2014	2,988,750
5,000,000	TCI Communications, Inc. ±	8.750	8/1/2015	5,920,730
3,000,000	Telecom Italia Capital SA	5.250	11/15/2013	2,840,640
3,250,000	Telecom Italia Capital SA	5.250	10/1/2015	3,011,470
1,850,000	Time Warner Entertainment Company, LP	8.375	3/15/2023	2,136,515
4,555,000	Verizon Communications, Inc.	5.550	2/15/2016	4,494,892

	Total Communications Services			71,657,057

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

120

Income Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (106.2%)	Rate	Date	Value

Consumer Cyclical (6.5%)
$1,800,000	Caesars Entertainment, Inc.	7.500%	9/1/2009	$1,881,477
3,600,000	Centex Corporation ±	6.500	5/1/2016	3,643,225
3,150,000	CVS Corporation ~	5.750	8/15/2011	3,191,004
1,365,000	CVS Corporation ~	6.125	8/15/2016	1,396,822
5,360,000	DaimlerChrysler North American Holdings Corporation є	5.750	9/8/2011	5,334,803
3,150,000	Ford Motor Credit Company ±	6.625	6/16/2008	3,102,372
12,470,000	General Motors Acceptance Corporation ±	6.875	9/15/2011	12,403,934
3,285,000	General Motors Acceptance Corporation *	8.000	11/1/2031	3,434,734
975,000	General Motors Corporation	8.250	7/15/2023	844,594
2,085,000	Home Depot, Inc. ±	5.400	3/1/2016	2,071,241
3,000,000	Marriott International, Inc.	7.000	1/15/2008	3,052,125
4,200,000	May Department Stores Company ~	4.800	7/15/2009	4,120,859
2,645,000	May Department Stores Company *	5.750	7/15/2014	2,603,151
3,600,000	MGM MIRAGE ~	6.750	4/1/2013	3,537,000
4,100,000	Nissan Motor Acceptance Corporation	5.625	3/14/2011	4,117,482
3,000,000	Royal Caribbean Cruises, Ltd. *	7.250	6/15/2016	3,032,172
2,180,000	Viacom, Inc. ±	5.750	4/30/2011	2,175,653
3,000,000	Viacom, Inc.	6.250	4/30/2016	2,973,678
2,445,000	Walt Disney Company є	5.625	9/15/2016	2,462,465
1,200,000	Yum! Brands, Inc. ±	6.250	4/15/2016	1,237,310

	Total Consumer Cyclical			66,616,101

Consumer Non-Cyclical (2.8%)
5,600,000	Abbott Laboratories ±~	5.600	5/15/2011	5,699,663
1,200,000	AmerisourceBergen Corporation ~	5.625	9/15/2012	1,179,540
1,200,000	AmerisourceBergen Corporation ~	5.875	9/15/2015	1,176,451
3,325,000	Baxter International, Inc. ~	5.900	9/1/2016	3,414,861
2,685,000	Fortune Brands, Inc. є	5.875	1/15/2036	2,512,682
3,500,000	Quest Diagnostic, Inc.	5.450	11/1/2015	3,419,146
4,200,000	Triad Hospitals, Inc. ±	7.000	5/15/2012	4,158,000
6,750,000	Wyeth ±є~	6.950	3/15/2011	7,177,640

	Total Consumer Non-Cyclical			28,737,983

Energy (3.9%)
2,020,000	Anadarko Petroleum Corporation ±	5.950	9/15/2016	2,044,135
1,200,000	Anadarko Petroleum Corporation ~	6.450	9/15/2036	1,225,715
2,110,000	Boardwalk Pipelines, LLC ±	5.500	2/1/2017	2,048,407
1,550,000	Consolidated Natural Gas Company є	5.000	12/1/2014	1,471,826
4,800,000	Enterprise Products Operating, LP ±	5.600	10/15/2014	4,696,843
2,150,000	Enterprise Products Operating, LP ±	8.375	8/1/2016	2,263,053
2,700,000	Magellan Midstream Partners, LP	6.450	6/1/2014	2,794,640
2,440,000	National Grid plc *	6.300	8/1/2016	2,531,449
1,800,000	Oneok Partners, LP	5.900	4/1/2012	1,814,317
2,545,000	Oneok Partners, LP	6.650	10/1/2036	2,562,838
2,500,000	Premcor Refining Group, Inc.	6.125	5/1/2011	2,553,552
2,800,000	Premcor Refining Group, Inc.	6.750	5/1/2014	2,876,367

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

121

Income Portfolio
Schedule of Investments as of September 29, 2006 (unaudited)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (106.2%)	Rate	Date	Value

Energy — continued
$5,150,000	Ras Laffan Liquefied Natural Gas Company, Ltd. II	5.298%	9/30/2020	$4,960,377
1,650,000	Southern California Gas Company	5.750	11/15/2035	1,657,795
3,000,000	Transcontinental Gas Pipe Corporation	8.875	7/15/2012	3,318,750
900,000	Transcontinental Gas Pipe Corporation	6.400	4/15/2016	889,875

	Total Energy			39,709,939

Financials (18.4%)
2,400,000	Ace INA Holdings, Inc. ±	6.700	5/15/2036	2,524,574
3,000,000	Aetna, Inc. ±	6.000	6/15/2016	3,085,362
2,600,000	American International Group, Inc. ±	6.250	5/1/2036	2,731,745
3,100,000	Archstone-Smith Operating Trust ~	5.625	8/15/2014	3,110,856
2,430,000	BAC Capital Trust XI є	6.625	5/23/2036	2,563,587
3,500,000	Barnett Capital I ~	8.060	12/1/2026	3,651,960
3,350,000	BNP Paribas SA ~	5.186	6/29/2015	3,172,896
3,050,000	Capital One Capital III ~	7.686	8/15/2036	3,249,751
2,400,000	Capital One Financial Corporation ±	6.250	11/15/2013	2,479,330
2,825,000	CIT Group, Inc. є	5.850	9/15/2016	2,858,377
3,000,000	Corestates Capital Trust I ±	8.000	12/15/2026	3,126,519
6,000,000	Credit Suisse USA, Inc. ±	5.250	3/2/2011	6,004,350
2,400,000	EOP Operating, LP ±	4.650	10/1/2010	2,328,518
4,200,000	EOP Operating, LP ~	5.875	1/15/2013	4,248,917
2,500,000	ERP Operating, LP ±	5.125	3/15/2016	2,415,012
2,375,000	General Electric Capital Corporation	5.720	8/22/2011	2,395,727
5,000,000	General Electric Capital Corporation ±	4.375	3/3/2012	4,801,150
5,500,000	Goldman Sachs Group, Inc. є	5.125	1/15/2015	5,332,234
7,000,000	HSBC Capital Funding, LP/Jersey Channel Islands ±	9.547	6/30/2010	7,944,846
2,000,000	HSBC Holdings plc ±	6.500	5/2/2036	2,123,116
750,000	International Lease Finance Corporation	4.875	9/1/2010	741,026
2,500,000	International Lease Finance Corporation *	5.750	6/15/2011	2,546,235
4,600,000	iStar Financial, Inc.	5.950	10/15/2013	4,623,244
4,410,000	J.P. Morgan Chase Bank NA	5.875	6/13/2016	4,523,531
1,720,000	J.P. Morgan Chase Bank XX	6.550	9/29/2036	1,734,687
4,105,000	Kaupthing Bank	5.750	10/4/2011	4,080,780
1,205,000	Lincoln National Corporation	7.000	5/17/2016	1,262,124
2,750,000	Marsh & McLennan Companies, Inc.	5.750	9/15/2015	2,697,241
2,370,000	Merrill Lynch & Company, Inc. ~	6.050	5/16/2016	2,450,739
3,770,000	Mitsubishi UFG Capital Finance, Ltd.	6.346	7/25/2016	3,800,578
3,320,000	Montpelier Re Holdings, Ltd.	6.125	8/15/2013	3,207,309
3,085,000	Monumental Global Funding II ±	4.625	3/15/2010	3,026,650
2,400,000	Morgan Stanley	3.875	1/15/2009	2,335,656
3,630,000	Morgan Stanley	6.250	8/9/2026	3,757,910
7,000,000	Preferred Term Securities XXIII, Ltd.∞	5.590	12/22/2006	7,000,000
2,670,000	ProLogis	5.500	4/1/2012	2,664,254
2,600,000	ProLogis	5.625	11/15/2015	2,579,481
3,000,000	Protective Life Secured Trust	4.850	8/16/2010	2,968,551
2,500,000	Prudential Financial, Inc.	4.750	6/13/2015	2,364,162

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

122

Income Portfolio
Schedule of Investments as of September 29, 2006 (unaudited)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (106.2%)	Rate	Date	Value

Financials — continued
$1,095,000	Prudential Financial, Inc.	5.900%	3/17/2036	$1,091,921
3,750,000	RBS Capital Trust I *	5.512	9/30/2014	3,643,710
5,040,000	Residential Capital Corporation ∞	6.607	10/17/2006	5,075,885
3,300,000	Residential Capital Corporation ∞	7.337	10/17/2006	3,314,853
10,100,000	Residential Capital Corporation	6.500	4/17/2013	10,256,984
3,000,000	Resona Bank, Ltd.	5.850	4/15/2016	2,932,923
3,500,000	Simon Property Group, LP є	4.600	6/15/2010	3,415,433
2,100,000	Simon Property Group, LP	5.375	6/1/2011	2,094,721
2,280,000	Simon Property Group, LP	5.750	12/1/2015	2,298,288
1,400,000	St. Paul Companies, Inc.	6.250	6/20/2016	1,459,773
4,200,000	Swiss RE Capital I, LP	6.854	5/25/2016	4,319,137
3,000,000	Travelers Property Casualty Corporation	5.000	3/15/2013	2,930,043
3,825,000	Wachovia Bank NA	4.875	2/1/2015	3,684,041
3,585,000	Wachovia Capital Trust III	5.800	3/15/2011	3,594,730
6,000,000	Wells Fargo Capital	7.730	12/1/2026	6,252,366
3,300,000	Willis Group North America, Inc. ±	5.625	7/15/2015	3,166,182

	Total Financials			188,043,975

Foreign (0.6%)
229,167	Pemex Finance, Ltd.	8.450	2/15/2007	230,446
5,400,000	Pemex Finance, Ltd. ±	9.030	2/15/2011	5,794,794

	Total Foreign			6,025,240

Mortgage-Backed Securities (14.9%)

79,000,000	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through Ω	5.500	10/1/2036	77,815,000

36,000,000	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through Ω	6.000	10/1/2036	36,157,500

37,000,000	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through Ω	6.500	10/1/2036	37,670,625

	Total Mortgage-Backed Securities			151,643,125

Transportation (3.3%)
2,000,000	FedEx Corporation ±	3.500	4/1/2009	1,918,828
3,978,900	FedEx Corporation	6.845	1/15/2019	4,277,596
3,552,781	FedEx Corporation	6.720	1/15/2022	3,821,727
2,750,000	Hertz Corporation є	8.875	1/1/2014	2,880,625
9,030,000	Northwest Airlines, Inc. ~√	6.841	4/1/2011	8,950,988
5,400,000	Piper Jaffray Equipment Trust Securities	6.750	4/1/2011	5,346,000
6,500,000	Southwest Airlines Company є	5.496	11/1/2006	6,502,796

	Total Transportation			33,698,560

U.S. Government (13.3%)
5,000,000	Federal Home Loan Bank	5.625	6/13/2016	5,154,395
2,500,000	Federal Home Loan Mortgage Corporation	5.400	2/28/2011	2,500,278
22,500,000	Federal National Mortgage Association є	5.300	2/22/2011	22,420,374

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

123

Income Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (106.2%)	Rate	Date	Value

U.S. Government — continued
$16,400,000	U.S. Treasury Bonds *	6.125%	8/15/2029	$19,332,779
1,850,000	U.S. Treasury Bonds *	5.375	2/15/2031	1,998,144
2,700,000	U.S. Treasury Bonds *	4.500	2/15/2036	2,587,148
1,270,000	U.S. Treasury Notes *	4.875	5/15/2009	1,277,342
7,000,000	U.S. Treasury Notes *	4.000	4/15/2010	6,865,194
8,900,000	U.S. Treasury Notes *	4.875	7/31/2011	9,003,258
1,165,000	U.S. Treasury Notes *	4.375	8/15/2012	1,152,849
5,450,000	U.S. Treasury Notes *	4.250	8/15/2013	5,335,038
10,793,800	U.S. Treasury Notes *	2.000	7/15/2014	10,578,766
5,195,000	U.S. Treasury Notes *	4.500	11/15/2015	5,144,671
11,500,000	U.S. Treasury Notes *	5.125	5/15/2016	11,929,456
3,180,000	U.S. Treasury Notes *	4.875	8/15/2016	3,240,121
38,000,000	U.S. Treasury Principal Strips *є	Zero Coupon	11/15/2022	17,386,254
12,750,000	U.S. Treasury Strips *	Zero Coupon	2/15/2013	9,549,393

	Total U.S. Government			135,455,460

Utilities (5.2%)
2,500,000	Carolina Power & Light, Inc. ± ~	5.150	4/1/2015	2,444,068
2,730,000	Cincinnati Gas & Electric Company ~	5.700	9/15/2012	2,750,541
3,950,000	Cleveland Electric Illuminating Company ±	7.430	11/1/2009	4,176,793
3,000,000	Dynegy Holdings, Inc. ~	8.750	2/15/2012	3,108,750
1,500,000	Exelon Corporation ±	6.750	5/1/2011	1,576,148
3,500,000	Exelon Corporation ±	4.900	6/15/2015	3,302,215
1,490,000	FirstEnergy Corporation ~	7.375	11/15/2031	1,722,656
1,800,000	Florida Power & Light Company ~	6.200	6/1/2036	1,918,224
2,400,000	FPL Group Capital, Inc. ±	6.350	10/1/2016	2,429,527
2,300,000	MidAmerican Energy Holdings Company	3.500	5/15/2008	2,236,014
6,450,000	NiSource Finance Corporation	7.875	11/15/2010	6,957,744
2,000,000	NRG Energy, Inc. є	7.250	2/1/2014	1,985,000
1,500,000	NRG Energy, Inc.	7.375	2/1/2016	1,490,625
2,494,210	Power Contract Financing, LLC ±	6.256	2/1/2010	2,512,967
3,714,533	Power Receivables Finance, LLC ±	6.290	1/1/2012	3,747,481
1,075,000	Progress Energy, Inc.	7.000	10/30/2031	1,203,455
4,800,000	PSEG Power, LLC	5.000	4/1/2014	4,574,064
2,270,000	PSI Energy, Inc.	5.000	9/15/2013	2,194,575
2,580,000	Virginia Electric & Power Company ±	6.000	1/15/2036	2,556,525

	Total Utilities			52,887,372

	Total Long-Term Fixed Income (cost $1,075,393,739)			1,082,407,632

			Expiration
Contracts Options Purchased (<0.1%)		Price	Date	Value

$510	10-Yr. U.S. Treasury Note Futures	$106	11/21/2006	$47,812
300	20-Yr. U.S. Treasury Bond Futures	112	11/21/2006	253,125

	Total Options Purchased (cost $459,675)			300,937

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

124

Income Portfolio
Schedule of Investments as of September 29, 2006 (unaudited)
			Interest	Maturity
Shares	Collateral Held for Securities Loaned (11.6%)		Rate (+)	Date	Value

118,717,044	Thrivent Financial Securities Lending Trust		5.320%	N/A	$118,717,044

	Total Collateral Held for Securities Loaned
	(cost $118,717,044)				118,717,044

Shares or
Principal			Interest	Maturity
Amount	Short-Term Investments (10.5%)		Rate (+)	Date	Value

$27,955,000	Barclays Bank PLC Repurchase Agreement		5.330%	10/2/2006	$27,955,000
10,000,000	Grampian Funding, LLC ~		5.260	10/12/2006	9,982,467
5,000,000	Jupiter Securitization Corporation		5.260	10/4/2006	4,997,078
12,000,000	Preferred Receivables Funding Corporation		5.260	10/2/2006	11,996,493
12,000,000	Preferred Receivables Funding Corporation		5.260	10/20/2006	11,964,933
12,000,000	Stadshypotek Delaware, Inc. ±		5.260	10/13/2006	11,977,207
10,000,000	Stadshypotek Delaware, Inc. ±		5.280	10/18/2006	9,973,700
14,073,988	Thrivent Money Market Portfolio		5.070	N/A	14,073,988
3,985,000	Yorktown Capital		5.270	10/27/2006	3,969,249

	Total Short-Term Investments (at amortized cost)				106,890,115

	Total Investments (cost $1,301,460,573) 128.3%				$1,308,315,728

	Other Assets and Liabilities, Net (28.3%)				(288,965,804)

	Total Net Assets 100.0%				$1,019,349,924

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

5-Yr. U.S. Treasury Bond Futures	(60)	December 2006	$(6,310,133)	$(6,330,938)	$(20,805)
10-Yr. U.S. Treasury Bond Futures	(565)	December 2006	$(60,664,447)	$(61,055,313)	$(390,866)
20-Yr. U.S. Treasury Bond Futures	160	December 2006	$17,712,901	$17,985,000	$272,099

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

> Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

∞ Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

Ω Denotes investments purchased on a when-issued basis.

± Designated as cover for long settling trades as.

є At September 29, 2006, $1,601,366 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $87,773,032 of investments were earmarked as collateral to cover open financial futures contracts.

~ All or a portion of the security was earmarked as collateral to cover options.

√ In bankruptcy.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$12,266,461
Gross unrealized depreciation	(5,411,306)

Net unrealized appreciation (depreciation)	$6,855,155
Cost for federal income tax purposes	$1,301,460,573

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

125

Bond Index Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (119.5%)	Rate	Date	Value

Asset-Backed Securities (22.2%)
$2,000,000	Americredit Automobile Receivables Trust ±∞	5.410%	10/6/2006	$2,000,704
666,359	Banc of America Securities Auto Trust	3.890	6/18/2008	664,904
2,000,000	Bear Stearns Asset-Backed Securities, Inc. ±∞	5.570	10/25/2006	2,001,842
1,394,107	Bear Stearns Mortgage Funding Trust ∞	5.470	10/25/2006	1,394,110
2,000,000	Caterpillar Financial Asset Trust ±	3.900	2/25/2009	1,981,878
1,594,239	Countrywide Asset-Backed Certificates ±∞	5.410	10/25/2006	1,593,883
2,500,000	Countrywide Asset-Backed Certificates	5.549	4/25/2036	2,495,655
750,000	Countrywide Home Loans Asset-Backed Securities	6.085	6/25/2021	759,208
2,500,000	Credit Based Asset Servicing and Securitization, LLC ∞	5.440	10/25/2006	2,500,352
1,250,000	Credit Based Asset Servicing and Securitization, LLC	5.501	12/25/2036	1,248,736
2,500,000	DaimlerChrysler Master Owner Trust ±∞	5.380	10/15/2006	2,500,395
189,018	Encore Credit Receivables Trust ∞	5.450	10/25/2006	189,033
860,838	FBR Securitization Trust, LLC ∞	5.450	10/25/2006	860,917
982,389	First Franklin Mortgage Loan Asset-Backed Certificates ∞	5.430	10/25/2006	982,572
1,500,000	First Franklin Mortgage Loan Asset-Backed Certificates ∞	5.440	10/25/2006	1,500,002
2,171,583	First Horizon ABS Trust ±∞	5.490	10/25/2006	2,171,607
1,500,000	Ford Credit Floor Plan Master Owner Trust ∞	5.510	10/15/2006	1,500,828
1,249,978	Fremont Home Loan Trust ∞	5.490	10/25/2006	1,250,226
2,000,000	GE Dealer Floorplan Master Note Trust ±∞	5.370	10/20/2006	2,000,622
2,500,000	GE Equipment Small Ticket, LLC ±	4.380	7/22/2009	2,478,348
1,500,000	GMAC Mortgage Corporation Loan Trust ∞	5.400	10/25/2006	1,500,000
2,500,000	GMAC Mortgage Corporation Loan Trust ±∞	5.420	10/25/2006	2,500,365
54,826	Green Tree Financial Corporation ±	6.330	11/1/2029	55,756
2,000,000	IndyMac Seconds Asset-Backed Trust ∞	5.500	10/25/2006	2,000,000
1,500,000	John Deere Owner Trust ±	3.980	6/15/2009	1,484,238
709,392	Massachusetts RRB Special Purpose Trust ±	3.780	9/15/2010	698,695
1,555,431	Master Asset-Backed Securities Trust ∞	5.410	10/25/2006	1,555,775
2,251,798	National Collegiate Student Loan Trust ∞	5.390	10/25/2006	2,253,638
1,366,794	Option One Mortgage Loan Trust ∞	5.490	10/25/2006	1,367,464
80,085	PECO Energy Transition Trust ±	6.050	3/1/2009	80,305
876,177	Popular ABS Mortgage Pass-Through Trust ∞	5.440	10/25/2006	876,147
1,172,841	Popular ABS Mortgage Pass-Through Trust∞	5.460	10/25/2006	1,173,173
1,395,595	Residential Asset Securities Corporation ∞	5.410	10/25/2006	1,395,859
647,601	Residential Asset Securities Corporation ∞	5.440	10/25/2006	647,706
1,022,678	SLM Student Loan Trust ∞	5.495	10/25/2006	1,023,013
791,850	Specialty Underwriting and Residential Finance Trust ∞	5.450	10/25/2006	791,944
27,489	Structured Asset Investment Loan Trust ∞	5.410	10/25/2006	27,489
2,000,000	Textron Financial Floorplan Master Note Trust ±∞	5.450	10/13/2006	2,003,786
330,429	Wachovia Mortgage Loan Trust, LLC ∞	5.440	10/25/2006	330,455

	Total Asset-Backed Securities			53,841,630

Basic Materials (0.5%)
500,000	Alcan, Inc.±	5.200	1/15/2014	487,958
300,000	Codelco, Inc. ±	6.375	11/30/2012	312,904

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

126

Bond Index Portfolio
Schedule of Investments as of September 29, 2006 (unaudited)
Principal		Interest	Maturity
Amount Long-Term Fixed Income (119.5%)		Rate	Date	Value

Basic Materials — continued
$27,000	Dow Chemical Company	7.375%	11/1/2029	$31,529
300,000	Potash Corporation of Saskatchewan, Inc. ±	7.750	5/31/2011	328,017

	Total Basic Materials			1,160,408

Capital Goods (1.1%)
975,000	Boeing Capital Corporation ±	6.100	3/1/2011	1,009,921
275,000	Caterpillar, Inc. ±	4.500	6/15/2009	270,797
800,000	General Electric Company ±	5.000	2/1/2013	790,961
350,000	John Deere Capital Corporation ±	7.000	3/15/2012	377,769
27,000	Lockheed Martin Corporation	6.150	9/1/2036	28,293
200,000	Northrop Grumman Corporation ±	7.125	2/15/2011	214,152

	Total Capital Goods			2,691,893

Commercial Mortgage-Backed Securities (7.5%)
1,000,000	Banc of America Commercial Mortgage, Inc. ±	5.001	9/10/2010	993,432
700,000	Banc of America Commercial Mortgage, Inc. ±	5.118	7/11/2043	697,491
400,000	Bear Stearns Commercial Mortgage Securities, Inc. ±	3.869	2/11/2041	389,316
786,987	Commercial Mortgage Pass-Through Certificates ±∞	5.430	10/15/2006	787,079
1,353,413	Credit Suisse First Boston Mortgage
	Securities Corporation ±	3.861	3/15/2036	1,322,977
500,000	Credit Suisse First Boston Mortgage
	Securities Corporation	4.829	11/15/2037	483,192
250,000	Credit Suisse First Boston Mortgage
	Securities Corporation	2.843	5/15/2038	241,280
800,000	General Electric Commercial Mortgage Corporation	4.641	9/10/2013	777,206
500,000	GMAC Commercial Mortgage Securities, Inc.	4.547	12/10/2041	485,072
1,000,000	Greenwich Capital Commercial Funding Corporation ±	5.317	6/10/2036	1,000,572
500,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation ±	4.654	1/12/2037	485,402
1,000,000	LB-UBS Commercial Mortgage Trust ±	3.086	5/15/2027	968,125
700,000	LB-UBS Commercial Mortgage Trust	4.786	10/15/2029	676,815
750,000	LB-UBS Commercial Mortgage Trust	4.553	7/15/2030	736,615
393,435	Nationslink Funding Corporation ±	6.316	1/20/2031	400,103
1,966,580	Thornburg Mortgage Securities Trust ∞	5.420	10/25/2006	1,960,977
1,722,599	Wachovia Bank Commercial Mortgage Trust ±∞	5.530	10/15/2006	1,723,021
500,000	Wachovia Bank Commercial Mortgage Trust	4.516	5/15/2044	489,112
1,795,040	Washington Mutual Asset Securities Corporation	3.830	1/25/2035	1,734,491
1,834,096	Zuni Mortgage Loan Trust ∞	5.454	10/25/2006	1,831,594

	Total Commercial Mortgage-Backed Securities			18,183,872

Communications Services (2.7%)
27,000	BellSouth Corporation	6.875	10/15/2031	28,120
200,000	British Telecom plc ±	8.375	12/15/2010	224,129
27,000	British Telecom plc	8.875	12/15/2030	36,020
400,000	Cingular Wireless, Inc. ±	6.500	12/15/2011	419,134

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

127

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Schedule of Investments as of September 29, 2006 (unaudited)
Principal		Interest	Maturity
Amount Long-Term Fixed Income (119.5%)		Rate	Date	Value

Communications Services — continued
$225,000	Comcast Corporation ±	5.500%	3/15/2011	$226,145
500,000	Cox Communications, Inc. ±	7.750	11/1/2010	539,596
200,000	Deutsche Telekom International Finance BV	8.000	6/15/2010	218,179
500,000	Deutsche Telekom International Finance BV	5.250	7/22/2013	485,692
200,000	France Telecom SA ±	7.750	3/1/2011	219,115
700,000	New Cingular Wireless Services, Inc. ±	7.875	3/1/2011	766,565
400,000	SBC Communications, Inc. ±	5.875	2/1/2012	405,905
700,000	Sprint Capital Corporation ±	7.625	1/30/2011	753,698
550,000	Sprint Capital Corporation ±	6.900	5/1/2019	572,362
1,300,000	Telecom Italia Capital SA ±	5.250	10/1/2015	1,204,588
425,000	Tele-Communications, Inc. (TCI Group) ±	7.875	8/1/2013	474,904
27,000	Verizon Global Funding Corporation	7.750	12/1/2030	30,951

	Total Communications Services			6,605,103

Consumer Cyclical (0.9%)
850,000	AOL Time Warner, Inc. ±	6.875	5/1/2012	898,782
27,000	AOL Time Warner, Inc.	7.625	4/15/2031	29,826
27,000	Daimler Chrysler North American Holdings Corporation	8.500	1/18/2031	32,087
27,000	Target Corporation	7.000	7/15/2031	31,553
527,000	Wal-Mart Stores, Inc.	7.550	2/15/2030	647,334
500,000	Walt Disney Company ±	5.625	9/15/2016	503,572

	Total Consumer Cyclical			2,143,154

Consumer Non-Cyclical (1.5%)
475,000	Coca-Cola HBC Finance BV ±	5.125	9/17/2013	469,416
400,000	Genentech, Inc. ±	4.400	7/15/2010	390,265
482,000	General Mills, Inc. ±	6.000	2/15/2012	496,351
300,000	GlaxoSmithKline Capital, Inc. ±	5.375	4/15/2034	292,630
27,000	Kellogg Company	7.450	4/1/2031	32,585
250,000	Kimberly-Clark Corporation *	6.375	1/1/2028	273,867
650,000	Kraft Foods, Inc. ±	6.250	6/1/2012	676,042
27,000	Kraft Foods, Inc.	6.500	11/1/2031	29,142
500,000	Kroger Company ±	4.950	1/15/2015	469,814
475,000	Safeway, Inc. ±	4.125	11/1/2008	462,313

	Total Consumer Non-Cyclical			3,592,425

Energy (1.4%)
500,000	Anadarko Finance Company ±	6.750	5/1/2011	525,362
27,000	Anadarko Finance Company	7.500	5/1/2031	30,872
260,000	Anadarko Petroleum Corporation	5.950	9/15/2016	263,106
500,000	Burlington Resources, Inc. ±	6.500	12/1/2011	529,346
1,000,000	Conoco Funding Company ±	6.350	10/15/2011	1,051,702
27,000	Conoco, Inc.	6.950	4/15/2029	31,138
500,000	Consolidated Natural Gas Company ±	6.850	4/15/2011	525,732

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

128

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Schedule of Investments as of September 29, 2006 (unaudited)
Principal		Interest	Maturity
Amount Long-Term Fixed Income (119.5%)		Rate	Date	Value

Energy — continued
$27,000	Devon Financing Corporation, ULC	7.875%	9/30/2031	$32,906
500,000	Valero Energy Corporation ±	4.750	6/15/2013	476,086

	Total Energy			3,466,250

Financials (9.3%)
27,000	Abbey National plc	7.950	10/26/2029	33,982
500,000	AIG SunAmerica Global Financing VI	6.300	5/10/2011	521,744
500,000	Allstate Corporation ±	5.000	8/15/2014	486,085
250,000	Associates Corporation of North America ±	6.250	11/1/2008	255,035
27,000	AXA	8.600	12/15/2030	34,471
650,000	Bank of America Corporation ±	4.750	8/15/2013	628,613
1,800,000	Bank One Corporation ±	5.900	11/15/2011	1,845,796
600,000	BB&T Corporation ±	6.500	8/1/2011	631,766
1,100,000	BNP Paribas SA ±	5.186	6/29/2015	1,041,846
725,000	CIT Group, Inc.±	4.750	12/15/2010	708,854
590,000	Citigroup, Inc. ±	5.000	9/15/2014	574,823
250,000	Citigroup, Inc. ±	4.700	5/29/2015	238,966
725,000	Credit Suisse First Boston USA, Inc. ±	3.875	1/15/2009	705,512
475,000	EOP Operating, LP ±	4.750	3/15/2014	449,299
950,000	Goldman Sachs Group, Inc. ±	6.600	1/15/2012	1,002,431
500,000	Household Finance Corporation ±	4.750	5/15/2009	495,468
650,000	Household Finance Corporation ±	6.375	11/27/2012	681,918
350,000	HSBC Finance Corporation ±	5.000	6/30/2015	338,309
850,000	International Lease Finance Corporation ±	5.875	5/1/2013	872,401
775,000	Lehman Brothers Holdings, Inc. ±	3.950	11/10/2009	748,319
800,000	Marsh & McLennan Companies, Inc. ±	5.750	9/15/2015	784,652
475,000	Merrill Lynch & Company, Inc. ±	5.000	2/3/2014	463,184
500,000	MetLife, Inc. ±	5.000	6/15/2015	484,062
640,000	Morgan Stanley ±	5.668	3/1/2007	640,819
1,250,000	Morgan Stanley Dean Witter & Company ±	6.750	4/15/2011	1,321,545
1,500,000	Preferred Term Securities XXIII, Ltd. ∞	5.590	12/22/2006	1,500,000
500,000	ProLogis Trust ±	5.500	3/1/2013	497,542
500,000	Residential Capital Corporation	6.500	4/17/2013	507,772
500,000	Student Loan Marketing Corporation ±	4.000	1/15/2010	481,739
550,000	Union Planters Corporation ±	4.375	12/1/2010	534,448
500,000	Wachovia Bank NA ±	4.875	2/1/2015	481,574
500,000	Washington Mutual Bank FA	5.500	1/15/2013	499,720
500,000	WellPoint, Inc. ±	5.000	12/15/2014	483,320
1,100,000	Wells Fargo & Company ±	4.200	1/15/2010	1,068,669
400,000	Willis Group North America, Inc. ±	5.625	7/15/2015	383,780

	Total Financials			22,428,464

Foreign (2.8%)
250,000	African Development Bank ±	6.875	10/15/2015	277,339
350,000	Canadian Government ±	5.250	11/5/2008	353,048
800,000	European Investment Bank ±	3.000	6/16/2008	775,029

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

129

Bond Index Portfolio
Schedule of Investments as of September 29, 2006 (unaudited)
Principal		Interest	Maturity
Amount Long-Term Fixed Income (119.5%)		Rate	Date	Value

Foreign — continued
$550,000	Export-Import Bank of Korea ±	4.125%	2/10/2009	$535,640
27,000	Hydro-Quebec	8.400	1/15/2022	35,432
350,000	Inter-American Development Bank	5.375	11/18/2008	353,498
425,000	Pemex Project Funding Master Trust ±	9.125	10/13/2010	475,788
250,000	Province of Nova Scotia ±	7.250	7/27/2013	280,694
400,000	Province of Quebec	4.875	5/5/2014	393,811
400,000	Province of Quebec	7.500	7/15/2023	493,608
600,000	Republic of Italy ±	6.000	2/22/2011	623,700
200,000	Republic of Italy	4.375	6/15/2013	193,134
1,000,000	Republic of Italy ±	5.375	6/15/2033	996,962
1,100,000	United Mexican States *	5.625	1/15/2017	1,086,800

	Total Foreign			6,874,483

Mortgage-Backed Securities (37.5%)
11,088	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	7.500	12/1/2009	11,279
12,990	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	7.000	1/1/2011	13,193
10,829	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	6.500	10/1/2012	11,019
10,132	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	6.500	1/1/2013	10,350
18,809	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	6.000	9/1/2013	18,968
38,811	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	5.500	3/1/2014	38,971
47,622	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	6.000	4/1/2014	48,024
13,631	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	7.000	10/1/2014	13,992
25,360	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	6.500	3/1/2016	25,895
41,131	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	6.000	6/1/2016	41,726
54,270	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	6.000	9/1/2016	55,054
420,035	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	7.000	6/1/2017	430,765
755,660	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	5.500	12/1/2017	757,131
13,022	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.500	4/1/2024	13,348
10,389	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	5/1/2024	10,717
4,855	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.500	8/1/2025	5,050

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

130

Bond Index Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Principal		Interest	Maturity
Amount Long-Term Fixed Income (119.5%)		Rate	Date	Value

Mortgage-Backed Securities — continued
$16,674	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	8.500%	11/1/2025	$17,877
3,238	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	8.000	1/1/2026	3,413
686	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	6/1/2026	708
6,271	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	4/1/2027	6,474
7,033	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.500	7/1/2027	7,316
9,534	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	8/1/2027	9,843
6,472	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.500	10/1/2027	6,730
8,211	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	5/1/2028	8,472
39,620	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.000	8/1/2028	40,050
11,260	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.500	10/1/2028	11,542
16,726	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.500	2/1/2029	17,145
27,679	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.000	3/1/2029	27,967
11,398	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	7/1/2029	11,752
24,772	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.500	10/1/2029	25,747
12,947	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.500	11/1/2029	13,456
25,444	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.500	5/1/2031	26,023
92,395	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.000	6/1/2031	93,222
43,403	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	6/1/2031	44,681
86,737	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.000	7/1/2031	87,514
22,304	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	9/1/2031	22,961
60,941	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.500	10/1/2031	62,327
467,740	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.000	1/1/2032	471,929
49,424	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	5/1/2032	50,871

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

131

Bond Index Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Principal		Interest	Maturity
Amount Long-Term Fixed Income (119.5%)		Rate	Date	Value

Mortgage-Backed Securities — continued
$482,547	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.500%	7/1/2032	$493,393
324,998	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.500	10/1/2032	332,303
613,959	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.000	11/1/2032	618,915
10,000,000	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through Ω	5.000	10/1/2036	9,615,620
15,700,000	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through Ω	6.000	10/1/2036	15,778,500
5,650	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	6.000	4/1/2011	5,704
3,825	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	7.500	7/1/2011	3,945
6,368	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	8.000	7/1/2012	6,624
10,483	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	6.500	12/1/2012	10,700
25,854	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	6.500	6/1/2013	26,435
38,198	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	6.000	12/1/2013	38,629
24,600,000	Federal National Mortgage Association Conventional
	15-Yr. Pass Through Ω	5.000	10/1/2021	24,169,500
10,670	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	10.500	8/1/2020	11,846
8,858	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	8.000	12/1/2024	9,360
11,821	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	10/1/2025	12,201
43,142	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	11/1/2025	44,199
3,628	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	8.500	12/1/2025	3,895
12,774	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	1/1/2026	13,270
11,400	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	5/1/2026	11,680
6,356	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	8.000	9/1/2026	6,731
5,903	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	2/1/2027	6,132
3,976	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	3/1/2027	4,104
17,038	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	8/1/2027	17,456

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

132

Bond Index Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Principal		Interest	Maturity
Amount Long-Term Fixed Income (119.5%)		Rate	Date	Value

Mortgage-Backed Securities — continued
$2,233	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500%	11/1/2027	$2,319
14,989	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	9.000	11/1/2027	16,289
4,494	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	1/1/2028	4,639
95,335	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	2/1/2028	99,004
15,791	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.000	5/1/2028	15,954
9,615	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	9/1/2028	9,851
20,275	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	10/1/2028	20,924
59,118	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	11/1/2028	61,405
99,660	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.000	12/1/2028	100,683
13,269	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	12/1/2028	13,694
17,791	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	2/1/2029	18,228
62,519	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.000	3/1/2029	63,161
26,400	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	3/1/2029	27,222
77,181	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	4/1/2029	79,082
13,342	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	8/1/2029	13,670
20,509	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	8/1/2029	21,285
28,825	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	10/1/2029	29,723
13,655	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	12/1/2029	14,171
11,838	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	8.000	4/1/2030	12,485
7,654	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	12/1/2030	7,925
160,584	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.000	5/1/2031	161,924
255,522	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	4/1/2032	261,161
233,770	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	5/1/2032	238,928

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

133

Bond Index Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Principal		Interest	Maturity
Amount Long-Term Fixed Income (119.5%)		Rate	Date	Value

Mortgage-Backed Securities — continued
$123,441	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000%	5/1/2032	$127,050
771,936	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	7/1/2032	788,969
361,498	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	8/1/2032	369,475
33,900,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through Ω	5.500	10/1/2036	33,391,495
9,019	Government National Mortgage Association
	15-Yr. Pass Through	6.500	6/15/2009	9,088
40,374	Government National Mortgage Association
	15-Yr. Pass Through	7.000	9/15/2013	41,621
6,164	Government National Mortgage Association
	30-Yr. Pass Through	7.500	3/15/2023	6,419
12,802	Government National Mortgage Association
	30-Yr. Pass Through	7.000	1/15/2024	13,223
4,567	Government National Mortgage Association
	30-Yr. Pass Through	9.000	9/15/2024	4,937
6,923	Government National Mortgage Association
	30-Yr. Pass Through	8.000	6/15/2025	7,333
2,061	Government National Mortgage Association
	30-Yr. Pass Through	8.000	9/15/2026	2,185
25,039	Government National Mortgage Association
	30-Yr. Pass Through	7.500	3/15/2027	26,121
8,762	Government National Mortgage Association
	30-Yr. Pass Through	7.500	10/15/2027	9,141
28,414	Government National Mortgage Association
	30-Yr. Pass Through	7.000	11/15/2027	29,383
20,545	Government National Mortgage Association
	30-Yr. Pass Through	7.000	1/15/2028	21,219
3,056	Government National Mortgage Association
	30-Yr. Pass Through	8.000	4/15/2028	3,240
18,201	Government National Mortgage Association
	30-Yr. Pass Through	6.500	7/15/2028	18,723
19,099	Government National Mortgage Association
	30-Yr. Pass Through	7.000	8/15/2028	19,726
53,006	Government National Mortgage Association
	30-Yr. Pass Through	7.500	11/15/2028	55,225
14,135	Government National Mortgage Association
	30-Yr. Pass Through	6.500	12/15/2028	14,540
94,218	Government National Mortgage Association
	30-Yr. Pass Through	6.500	3/15/2029	96,916
26,200	Government National Mortgage Association
	30-Yr. Pass Through	6.500	4/15/2029	26,950
15,052	Government National Mortgage Association
	30-Yr. Pass Through	8.000	10/15/2030	15,949

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

134

Bond Index Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Principal		Interest	Maturity
Amount Long-Term Fixed Income (119.5%)		Rate	Date	Value

Mortgage-Backed Securities — continued
$20,717	Government National Mortgage Association
	30-Yr. Pass Through	7.500%	1/15/2031	$21,557
9,785	Government National Mortgage Association
	30-Yr. Pass Through	7.000	4/15/2031	10,106
46,342	Government National Mortgage Association
	30-Yr. Pass Through	6.500	6/15/2031	47,614
32,728	Government National Mortgage Association
	30-Yr. Pass Through	7.000	9/15/2031	33,803
462,437	Government National Mortgage Association
	30-Yr. Pass Through	6.500	1/15/2032	474,940
69,634	Government National Mortgage Association
	30-Yr. Pass Through	6.500	4/15/2032	71,516

	Total Mortgage-Backed Securities			90,866,835

Technology (0.2%)
500,000	International Business Machines Corporation ±	4.250	9/15/2009	489,337

	Total Technology			489,337

Transportation (0.6%)
500,000	CSX Corporation ±	5.500	8/1/2013	501,786
475,000	FedEx Corporation ±	3.500	4/1/2009	455,722
500,000	Union Pacific Corporation ±	7.000	2/1/2016	552,938

	Total Transportation			1,510,446

U.S. Government (29.9%)
2,000,000	Federal Home Loan Bank ±	3.375	2/15/2008	1,955,578
500,000	Federal Home Loan Bank	2.750	3/14/2008	484,300
700,000	Federal Home Loan Bank ±	5.925	4/9/2008	709,255
3,000,000	Federal Home Loan Bank *	4.100	6/13/2008	2,956,119
500,000	Federal Home Loan Bank	4.500	10/14/2008	495,238
1,500,000	Federal Home Loan Bank *	4.625	11/21/2008	1,488,915
500,000	Federal Home Loan Bank *	4.500	11/15/2012	488,186
850,000	Federal Home Loan Bank *	4.500	9/16/2013	827,233
1,000,000	Federal Home Loan Bank	5.625	6/13/2016	1,030,879
2,225,000	Federal Home Loan Mortgage Corporation *	5.750	4/15/2008	2,249,386
1,050,000	Federal Home Loan Mortgage Corporation	6.000	6/15/2011	1,097,265
1,000,000	Federal Home Loan Mortgage Corporation	5.125	7/15/2012	1,009,343
2,000,000	Federal National Mortgage Association *	3.250	1/15/2008	1,955,674
1,600,000	Federal National Mortgage Association *	5.250	1/15/2009	1,610,120
2,000,000	Federal National Mortgage Association *	6.125	3/15/2012	2,113,160
1,700,000	Federal National Mortgage Association *	5.000	3/15/2016	1,701,431
500,000	Federal National Mortgage Association	5.960	9/11/2028	550,723
100,000	Federal National Mortgage Association *	6.250	5/15/2029	114,244
200,000	Resolution Funding Corporation	8.125	10/15/2019	259,978
250,000	Tennessee Valley Authority ±	6.000	3/15/2013	264,204
4,200,000	U.S. Treasury Bonds *	7.250	5/15/2016	5,033,767

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

135

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Schedule of Investments as of September 29, 2006 (unaudited)

Principal		Interest	Maturity
Amount Long-Term Fixed Income (119.5%)		Rate	Date	Value

U.S. Government — continued
$400,000	U.S. Treasury Bonds *	8.875%	2/15/2019	$552,250
290,000	U.S. Treasury Bonds *	7.625	11/15/2022	379,923
1,000,000	U.S. Treasury Bonds *	6.250	8/15/2023	1,161,016
260,000	U.S. Treasury Bonds *	7.500	11/15/2024	342,814
350,000	U.S. Treasury Bonds *	6.875	8/15/2025	437,309
9,675,000	U.S. Treasury Bonds *	5.250	11/15/2028	10,228,294
3,300,000	U.S. Treasury Bonds *	6.125	8/15/2029	3,890,132
4,350,000	U.S. Treasury Notes *	5.500	5/15/2009	4,444,138
11,500,000	U.S. Treasury Notes *	6.000	8/15/2009	11,920,014
4,945,000	U.S. Treasury Notes *	5.000	2/15/2011	5,032,502
500,000	U.S. Treasury Notes *	4.375	8/15/2012	494,785
5,125,000	U.S. Treasury Notes *	4.500	2/15/2016	5,073,550

	Total U.S. Government			72,351,725

Utilities (1.4%)
400,000	CenterPoint Energy Houston Electric, LLC ±	5.600	7/1/2023	387,469
475,000	Duke Capital Corporation ±	7.500	10/1/2009	505,282
475,000	FirstEnergy Corporation ±	6.450	11/15/2011	495,509
27,000	FirstEnergy Corporation	7.375	11/15/2031	31,216
27,000	National Rural Utilities Cooperative Finance	8.000	3/1/2032	34,774
475,000	Oncor Electric Delivery Company ±	6.375	1/15/2015	490,407
400,000	Progress Energy, Inc. ±	7.000	10/30/2031	447,797
600,000	Public Service Company of Colorado	7.875	10/1/2012	677,477
225,000	Southern California Edison Company ±	5.000	1/15/2014	219,583

	Total Utilities			3,289,514

	Total Long-Term Fixed Income (cost $290,471,253)			289,495,539

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (24.0%)	Rate (+)	Date	Value

58,058,093	Thrivent Financial Securities Lending Trust	5.320%	N/A	$58,058,093

	Total Collateral Held for Securities Loaned
	(cost $58,058,093)			58,058,093

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

136

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Schedule of Investments as of September 29, 2006 (unaudited)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (13.9%)	Rate (+)	Date	Value

$4,790,000	Cintas Corporation	5.400%	10/2/2006	$4,788,571
3,000,000	Deutsche Bank Financial, LLC	5.270	10/3/2006	2,998,683
4,500,000	DnB NORBank ASA ±	5.260	10/12/2006	4,492,110
4,000,000	Galaxy Funding, Inc.	5.260	10/10/2006	3,994,156
3,000,000	Grampian Funding, LLC ±	5.260	10/12/2006	2,994,740
3,000,000	Preferred Receivables Funding Corporation ±	5.260	10/20/2006	2,991,233
9,323,162	Thrivent Money Market Portfolio	5.070	N/A	9,323,162
2,000,000	Windmill Funding Corporation	5.280	10/26/2006	1,992,373

	Total Short-Term Investments (at amortized cost)			33,575,028

	Total Investments (cost $382,104,374) 157.4%			$381,128,660

	Other Assets and Liabilities, Net (57.4%)			(138,996,639)

	Total Net Assets 100.0%			$242,132,021

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

∞ Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

Ω Denotes investments purchased on a when-issued basis.

± Designated as cover for long settling trades.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$1,973,876
Gross unrealized depreciation	(2,949,590)

Net unrealized appreciation (depreciation)	($975,714)
Cost for federal income tax purposes	$382,104,374

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

137

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Schedule of Investments as of September 29, 2006 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (104.1%)	Rate	Date	Value

Asset-Backed Securities (26.9%)
$3,000,000	Americredit Automobile Receivables Trust ∞	5.410%	10/6/2006	$3,001,056
3,000,000	Americredit Automobile Receivables Trust ±	3.430	7/6/2011	2,923,635
1,166,128	Banc of America Securities Auto Trust	3.890	6/18/2008	1,163,583
3,000,000	Bear Stearns Asset-Backed Securities, Inc. ∞	5.570	10/25/2006	3,002,763
2,523,897	Capital Auto Receivables Asset Trust є	3.350	2/15/2008	2,510,427
3,500,000	Caterpillar Financial Asset Trust ±є	3.900	2/25/2009	3,468,286
5,500,000	Chase Funding Issuance Trust ∞	5.320	10/15/2006	5,501,430
4,000,000	Chase Manhattan Auto Owner Trust є	4.840	7/15/2009	3,985,536
3,500,000	CIT Equipment Collateral	4.420	5/20/2009	3,471,839
1,233,771	Countrywide Asset-Backed Certificates	3.903	1/25/2031	1,225,117
5,000,000	Countrywide Asset-Backed Certificates	5.549	4/25/2036	4,991,310
5,000,000	Countrywide Asset-Backed Certificates	5.683	10/25/2036	5,017,969
4,500,000	Countrywide Home Loans Asset-Backed Securities	6.085	6/25/2021	4,555,246
2,126,963	CPS Auto Trust	4.520	3/15/2010	2,116,109
518,864	Credit Based Asset Servicing and Securitization	3.887	10/25/2034	516,268
5,000,000	Credit Based Asset Servicing and Securitization, LLC	5.501	12/25/2036	4,994,945
7,000,000	DaimlerChrysler Auto Trust є	5.330	8/8/2010	7,029,274
3,000,000	DaimlerChrysler Master Owner Trust ∞	5.380	10/15/2006	3,000,474
189,018	Encore Credit Receivables Trust ∞	5.450	10/25/2006	189,033
1,404,789	First Franklin Mortgage Loan Asset-Backed Certificates	5.500	3/25/2036	1,402,142
2,187,462	Fremont Home Loan Trust ∞	5.490	10/25/2006	2,187,895
5,000,000	GE Commercial Loan Trust	5.600	4/19/2015	5,000,000
3,000,000	GE Dealer Floorplan Master Note Trust ∞	5.370	10/20/2006	3,000,933
3,700,000	GE Equipment Small Ticket, LLC	4.380	7/22/2009	3,667,954
3,000,000	GMAC Mortgage Corporation Loan Trust ±∞	5.420	10/25/2006	3,000,438
5,399,310	GMAC Mortgage Corporation Loan Trust ∞	5.430	10/25/2006	5,399,353
5,500,000	GMAC Mortgage Corporation Loan Trust	5.750	10/25/2036	5,511,286
1,683,230	Goldman Sachs Asset Management Products Trust	5.500	4/25/2036	1,680,700
3,500,000	Harley Davidson Motorcycle Trust	5.240	1/15/2012	3,512,316
3,000,000	Harley Davidson Motorcycle Trust	3.200	5/15/2012	2,927,448
2,133,565	Honda Auto Receivables Owner Trust	2.910	10/20/2008	2,107,522
1,690,571	Honda Auto Receivables Owner Trust	2.790	3/16/2009	1,668,547
1,500,000	Honda Auto Receivables Owner Trust	2.960	4/20/2009	1,477,772
4,250,000	Household Automotive Trust	5.400	6/17/2009	4,252,023
1,616,808	Hyundai Auto Receivables Trust	3.880	6/16/2008	1,610,826
2,000,000	John Deere Owner Trust	3.980	6/15/2009	1,978,984
694,125	Long Beach Asset Holdings Corporation	5.780	5/25/2046	693,093
2,693,871	Long Beach Asset Holdings Corporation	5.877	6/25/2046	2,690,635
500,000	MBNA Credit Card Master Note Trust	4.950	6/15/2009	499,753
1,631,774	Navistar Financial Corporation	4.090	7/15/2008	1,627,170
3,764,879	Nissan Auto Lease Trust	3.180	6/15/2010	3,723,649
3,000,000	Nissan Auto Receivables Owner Trust	4.740	9/15/2009	2,984,187
2,514,378	Nomura Asset Acceptance Corporation ∞	5.470	10/25/2006	2,514,688
2,359,548	PG&E Energy Recovery Funding, LLC	3.870	6/25/2011	2,319,035
1,500,000	Popular ABS Mortgage Pass-Through Trust	4.000	12/25/2034	1,479,358

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

138

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Schedule of Investments as of September 29, 2006 (unaudited)

Principal		Interest	Maturity
Amount Long-Term Fixed Income (104.1%)		Rate	Date	Value

Asset-Backed Securities — continued
$1,044,284	Renaissance Home Equity Loan Trust	3.856%	1/25/2035	$1,039,545
4,665,000	Renaissance Home Equity Loan Trust	5.608	5/25/2036	4,666,376
2,604,703	Residential Asset Securities Corporation	5.010	4/25/2033	2,584,749
1,798,476	SLM Student Loan Trust ∞	5.495	10/25/2006	1,799,007
41,233	Structured Asset Investment Loan Trust ∞	5.410	10/25/2006	41,234
3,000,000	Textron Financial Floorplan Master Note Trust ∞	5.450	10/13/2006	3,005,679
4,000,000	USAA Auto Owner Trust	4.830	4/15/2010	3,983,648
495,644	Wachovia Mortgage Loan Trust, LLC ∞	5.440	10/25/2006	495,682
7,000,000	Washington Mutual Mortgage
	Pass-Through Certificates ∞	5.638	10/25/2006	7,000,000
1,306,251	World Omni Auto Receivables Trust	4.300	3/20/2008	1,304,106

	Total Asset-Backed Securities			157,502,033

Basic Materials (1.2%)
1,800,000	Equistar Chemicals, LP	10.125	9/1/2008	1,905,750
1,500,000	ICI North America	8.875	11/15/2006	1,508,044
2,400,000	Lubrizol Corporation	4.625	10/1/2009	2,354,381
1,500,000	Monsanto Company *	4.000	5/15/2008	1,469,470

	Total Basic Materials			7,237,645

Capital Goods (1.7%)
2,500,000	John Deere Capital Corporation ±	4.400	7/15/2009	2,452,722
2,500,000	Oakmont Asset Trust	4.514	12/22/2008	2,439,772
1,750,000	Raytheon Company	6.750	8/15/2007	1,768,946
3,500,000	Tyco International Group SA
	Participation Certificate Trust	4.436	6/15/2007	3,473,323

	Total Capital Goods			10,134,763

Commercial Mortgage-Backed Securities (17.6%)
5,500,000	American Home Mortgage Assets Trust ∞	6.250	10/25/2006	5,500,000
1,400,000	Banc of America Commercial Mortgage, Inc.	5.001	9/10/2010	1,390,805
1,500,000	Banc of America Commercial Mortgage, Inc. ±	4.037	11/10/2039	1,449,342
118,852	Banc of America Commercial Mortgage, Inc.	3.366	7/11/2043	117,726
3,163,997	Banc of America Mortgage Securities, Inc. ±	4.820	9/25/2035	3,117,638
3,809,914	Bear Stearns Adjustable Rate Mortgage Trust	4.625	10/25/2035	3,716,221
1,300,000	Bear Stearns Commercial Mortgage Securities, Inc. ±	3.869	2/11/2041	1,265,276
1,820,346	Citigroup Mortgage Loan Trust, Inc.	4.922	8/25/2035	1,803,099
5,000,000	Citigroup Mortgage Loan Trust, Inc.	5.536	3/1/2036	4,991,275
944,385	Commercial Mortgage Pass-Through Certificates ∞	5.430	10/15/2006	944,494
4,873,406	Countrywide Home Loans, Inc.	5.398	3/20/2036	4,857,529
5,364,276	Countrywide Home Loans, Inc.	5.924	9/20/2036	5,400,649
5,660,461	Federal Home Loan Mortgage Corporation
	Multifamily Structured Pass Through	5.487	4/25/2010	5,676,293
3,137,441	General Electric Commercial Mortgage Corporation	4.591	7/10/2045	3,096,827
3,644,901	HomeBanc Mortgage Trust	6.091	4/25/2037	3,689,650
3,419,334	Impac CMB Trust ∞	5.590	10/25/2006	3,418,671

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

139

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Schedule of Investments as of September 29, 2006 (unaudited)

Principal		Interest	Maturity
Amount Long-Term Fixed Income (104.1%)		Rate	Date	Value

Commercial Mortgage-Backed Securities — continued
$2,156,872	Impac CMB Trust ∞	5.650%	10/25/2006	$2,158,962
4,634,894	J.P. Morgan Alternative Loan Trust	5.804	3/25/2036	4,667,477
2,766,110	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation	2.790	1/12/2039	2,660,730
1,000,000	LB-UBS Commercial Mortgage Trust	3.323	3/15/2027	973,880
3,057,752	LB-UBS Commercial Mortgage Trust	4.741	9/15/2040	3,034,360
829,564	Lehman Brothers “CALSTRS” Mortgage Trust	3.988	11/20/2012	817,700
3,678,922	Merrill Lynch Mortgage Investors, Inc.	4.889	6/25/2035	3,640,069
1,250,000	Merrill Lynch Mortgage Trust	4.099	11/15/2010	1,234,274
3,376,720	Residential Accredit Loans, Inc.	5.625	9/25/2035	3,386,938
4,732,637	Wachovia Bank Commercial Mortgage Loan Trust	5.604	5/20/2036	4,749,296
2,583,898	Wachovia Bank Commercial Mortgage Trust ∞	5.530	10/15/2006	2,584,531
6,833,780	Washington Mutual Alternative Loan Trust ∞	5.584	10/25/2006	6,843,656
3,590,079	Washington Mutual Asset Securities Corporation	3.830	1/25/2035	3,468,982
3,684,627	Washington Mutual Mortgage Pass-Through Certificates ∞	5.620	10/25/2006	3,708,194
2,840,618	Washington Mutual Mortgage Pass-Through Certificates	4.837	9/25/2035	2,802,812
5,000,000	Wells Fargo Mortgage Backed Securities Trust	3.540	9/25/2034	4,843,920
1,171,780	Wells Fargo Mortgage Backed Securities Trust	4.950	3/25/2036	1,160,664

	Total Commercial Mortgage-Backed Securities			103,171,940

Communications Services (4.6%)
1,400,000	CenturyTel, Inc. ±	4.628	5/15/2007	1,392,912
3,100,000	Comcast Cable Communications, Inc. є	6.200	11/15/2008	3,160,655
1,760,000	Cox Communications, Inc. є	7.875	8/15/2009	1,866,225
2,450,000	GTE Corporation ±	7.510	4/1/2009	2,570,922
2,500,000	Nextel Partners, Inc. ±	8.125	7/1/2011	2,625,000
1,000,000	Qwest Corporation	5.625	11/15/2008	992,500
2,500,000	SBC Communications, Inc. ±	4.125	9/15/2009	2,420,948
2,400,000	Sprint Capital Corporation	6.125	11/15/2008	2,435,155
2,400,000	Telecom Italia Capital SA	4.000	11/15/2008	2,328,077
1,000,000	Telefonos de Mexico SA de CV	4.500	11/19/2008	980,163
2,500,000	Time Warner Entertainment Company, LP	7.250	9/1/2008	2,581,760
3,400,000	Viacom, Inc.	5.625	5/1/2007	3,402,570

	Total Communications Services			26,756,887

Consumer Cyclical (5.9%)
1,250,000	Carnival Corporation ±	3.750	11/15/2007	1,227,382
2,100,000	D.R. Horton, Inc.	8.000	2/1/2009	2,197,543
2,500,000	DaimlerChrysler North American
	Holdings Corporation *∞	6.019	11/1/2006	2,509,795
1,750,000	Ford Motor Credit Company	6.625	6/16/2008	1,723,540
8,400,000	General Motors Acceptance Corporation	4.375	12/10/2007	8,200,702
3,800,000	Harrah’s Operating Company, Inc.	7.125	6/1/2007	3,827,995
7,000,000	Host Marriott, LP	9.500	1/15/2007	7,061,250
2,100,000	May Department Stores Company	4.800	7/15/2009	2,060,430

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

140

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Schedule of Investments as of September 29, 2006 (unaudited)

Principal		Interest	Maturity
Amount Long-Term Fixed Income (104.1%)		Rate	Date	Value

Consumer Cyclical — continued
$4,899,894	SLM Private Credit Student Loan Trust ∞	5.401%	12/15/2006	$4,901,178
750,000	Starwood Hotels & Resorts Worldwide, Inc. ±	7.375	5/1/2007	754,688

	Total Consumer Cyclical			34,464,503

Consumer Non-Cyclical (4.2%)
3,500,000	Abbott Laboratories ±	5.375	5/15/2009	3,530,093
2,500,000	Baxter International, Inc. ±	5.196	2/16/2008	2,491,070
2,100,000	Beckman Coulter, Inc. є	7.450	3/4/2008	2,150,889
3,500,000	Cadbury Schweppes plc	3.875	10/1/2008	3,404,362
750,000	Harvard University ±	8.125	4/15/2007	761,430
1,950,000	Kroger Company *	6.375	3/1/2008	1,970,093
2,800,000	Maytag Corporation ±	6.875	12/1/2006	2,798,275
2,800,000	Miller Brewing Company ±	4.250	8/15/2008	2,744,946
1,100,000	Safeway, Inc.	6.500	11/15/2008	1,124,265
1,750,000	Tyson Foods, Inc.	7.250	10/1/2006	1,750,113
2,000,000	Wyeth	4.375	3/1/2008	1,974,086

	Total Consumer Non-Cyclical			24,699,622

Energy (2.7%)
2,550,000	Duke Capital, LLC	4.331	11/16/2006	2,545,569
2,350,000	Enterprise Products Operating, LP	4.000	10/15/2007	2,314,264
1,000,000	Enterprise Products Operating, LP	4.625	10/15/2009	977,395
2,000,000	KeySpan Corporation ±	4.900	5/16/2008	1,988,594
2,000,000	Marathon Oil Corporation ±	5.375	6/1/2007	2,001,056
2,500,000	Oneok, Inc.	5.510	2/16/2008	2,500,955
3,500,000	Panhandle Eastern Pipe Line Company	2.750	3/15/2007	3,457,276

	Total Energy			15,785,109

Financials (15.9%)
2,000,000	Abbey National plc ±є	6.700	6/15/2008	2,040,266
2,000,000	American General Finance Corporation ∞	5.618	10/18/2006	2,003,126
700,000	Barnett Capital I є	8.060	12/1/2026	730,392
1,000,000	Capital One Bank ±	4.875	5/15/2008	994,058
2,500,000	Capital One Financial Corporation є	4.738	5/17/2007	2,487,840
2,250,000	Chubb Corporation ±	4.934	11/16/2007	2,240,865
2,500,000	CIT Group, Inc. є	4.750	8/15/2008	2,479,022
3,300,000	CNA Financial Corporation	6.750	11/15/2006	3,303,675
700,000	Corestates Capital Trust I	8.000	12/15/2026	729,521
2,400,000	Countrywide Home Loans, Inc.	4.125	9/15/2009	2,324,986
2,100,000	Credit Suisse First Boston USA, Inc. ∞	5.520	12/11/2006	2,103,305
2,500,000	Donaldson, Lufkin & Jenrette, Inc. ±	6.500	4/1/2008	2,548,495
1,750,000	EOP Operating, LP	6.800	1/15/2009	1,802,519
1,000,000	First Chicago Corporation	6.375	1/30/2009	1,026,115
2,100,000	Goldman Sachs Group, Inc.	4.500	6/15/2010	2,051,962
2,100,000	Hartford Financial Services Group, Inc.	5.550	8/16/2008	2,110,536
2,800,000	International Lease Finance Corporation	3.300	1/23/2008	2,726,088

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

141

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Schedule of Investments as of September 29, 2006 (unaudited)

Principal		Interest	Maturity
Amount Long-Term Fixed Income (104.1%)		Rate	Date	Value

Financials — continued
$1,500,000	iSTAR Financial, Inc.	4.875%	1/15/2009	$1,480,335
2,100,000	John Hancock Global Funding II *	3.750	9/30/2008	2,040,505
2,500,000	KeyCorp	4.700	5/21/2009	2,466,550
3,500,000	Lehman Brothers Holdings E-Capital Trust I ∞	6.173	11/20/2006	3,518,952
2,000,000	Lehman Brothers Holdings, Inc.	3.500	8/7/2008	1,940,860
1,465,000	Liberty Property, LP	6.950	12/1/2006	1,467,297
2,500,000	Marsh & McLennan Companies, Inc.	5.375	3/15/2007	2,498,465
2,000,000	MBNA Europe Funding plc ∞	5.490	12/7/2006	2,001,528
1,500,000	Merrill Lynch & Company, Inc. ∞	5.850	10/23/2006	1,504,450
2,800,000	Merrill Lynch & Company, Inc. *	4.000	11/15/2007	2,760,937
1,725,000	Mizuho Preferred Capital Company, LLC	8.790	6/30/2008	1,817,094
1,000,000	Monumental Global Funding II	3.850	3/3/2008	979,218
1,300,000	Pacific Life Global Funding	3.750	1/15/2009	1,262,434
2,100,000	Popular North America, Inc.	5.200	12/12/2007	2,084,055
2,500,000	Premium Asset Trust ∞	5.657	10/16/2006	2,502,528
1,400,000	Pricoa Global Funding I	4.350	6/15/2008	1,377,250
2,000,000	Protective Life Secured Trust	4.000	10/7/2009	1,939,428
700,000	Residential Capital Corporation ∞	7.337	10/17/2006	703,151
2,400,000	Residential Capital Corporation	6.125	11/21/2008	2,409,391
2,800,000	Simon Property Group, LP	6.375	11/15/2007	2,824,195
2,400,000	SLM Corporation	4.000	1/15/2009	2,337,437
3,350,000	St. Paul Travelers Companies, Inc.	5.750	3/15/2007	3,356,358
1,725,000	Tokai Preferred Capital Company, LLC	9.980	6/30/2008	1,849,169
750,000	Union Planters Bank *	5.125	6/15/2007	749,079
1,400,000	UnumProvident Corporation	5.997	5/15/2008	1,406,734
1,605,000	Wachovia Corporation	6.150	3/15/2009	1,639,621
2,500,000	Washington Mutual, Inc.	4.000	1/15/2009	2,433,262
2,000,000	Wells Fargo & Company ∞	5.490	12/15/2006	2,003,354
2,000,000	Westpac Banking Corporation *∞	5.460	11/27/2006	2,001,428
2,000,000	World Savings Bank FSB ∞	5.460	12/1/2006	2,001,580

	Total Financials			93,059,416

Foreign (<0.1%)
41,666	Pemex Finance, Ltd.	8.450	2/15/2007	41,899

	Total Foreign			41,899

Mortgage-Backed Securities (6.5%)

37,000,000	Federal National Mortgage Associates
	Conventional 30-Yr. Pass Through Ω	6.500	10/1/2036	37,670,630

	Total Mortgage-Backed Securities			37,670,630

Technology (0.3%)
2,000,000	Deluxe Corporation *	3.500	10/1/2007	1,900,000

	Total Technology			1,900,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

142

Limited Maturity Bond Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Principal		Interest	Maturity
Amount Long-Term Fixed Income (104.1%)		Rate	Date	Value

Transportation (0.4%)
$1,300,000	FedEx Corporation ±	3.500%	4/1/2009	$1,247,238
935,000	Southwest Airlines Company	5.496	11/1/2006	935,217

	Total Transportation			2,182,455

U.S. Government (11.6%)
2,500,000	Federal Home Loan Bank	4.250	4/16/2007	2,486,192
4,000,000	Federal Home Loan Bank	4.625	10/24/2007	3,978,828
8,000,000	Federal Home Loan Bank *	4.100	6/13/2008	7,882,984
5,500,000	Federal Home Loan Bank є	5.125	6/13/2008	5,509,812
3,500,000	Federal Home Loan Mortgage Corporation	4.125	4/2/2007	3,479,822
5,500,000	Federal Home Loan Mortgage Corporation *	5.125	4/18/2008	5,510,114
5,500,000	Federal Home Loan Mortgage Corporation *	3.875	6/15/2008	5,400,615
2,000,000	Federal Home Loan Mortgage Corporation	4.625	8/15/2008	1,987,194
4,800,000	Federal Home Loan Mortgage Corporation	4.000	9/22/2009	4,675,330
4,000,000	Federal National Mortgage Association	4.375	9/7/2007	3,969,836
5,000,000	Federal National Mortgage Association *	3.125	12/15/2007	4,887,030
2,800,000	Federal National Mortgage Association	5.400	2/1/2008	2,812,449
4,000,000	Federal National Mortgage Association *	4.000	9/2/2008	3,920,984
5,000,000	Federal National Mortgage Association	5.300	2/22/2011	4,982,305
6,476,280	U.S. Treasury Notes *	2.000	7/15/2014	6,347,260

	Total U.S. Government			67,830,755

U.S. Municipals (0.1%)
750,000	Washington State Office of the State Treasurer	4.500	7/1/2007	746,070

	Total U.S. Municipals			746,070

Utilities (4.5%)
2,000,000	Carolina Power & Light, Inc. ±	5.950	3/1/2009	2,032,664
2,500,000	CenterPoint Energy, Inc. ±	5.875	6/1/2008	2,511,740
900,000	Cleveland Electric Illuminating Company	7.430	11/1/2009	951,674
1,750,000	Dominion Resources, Inc. ∞	5.664	12/28/2006	1,750,474
675,000	DPL, Inc.	6.250	5/15/2008	679,295
1,500,000	DTE Energy Company	5.630	8/16/2007	1,501,364
900,000	FirstEnergy Corporation	5.500	11/15/2006	901,444
500,000	Indiana Michigan Power Company	6.125	12/15/2006	500,670
2,400,000	MidAmerican Energy Holdings Company	3.500	5/15/2008	2,333,232
1,000,000	Pacific Gas & Electric Company є	3.600	3/1/2009	964,248
586,505	Power Receivables Finance, LLC	6.290	1/1/2012	591,708
3,000,000	PSEG Funding Trust	5.381	11/16/2007	2,995,377
4,300,000	Southwestern Public Service Company	5.125	11/1/2006	4,297,825
3,500,000	Teco Energy, Inc.	6.125	5/1/2007	3,500,000
600,000	Texas-New Mexico Power Company	6.125	6/1/2008	605,496

	Total Utilities			26,117,211

	Total Long-Term Fixed Income (cost $611,642,090)			609,300,938

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

143

Limited Maturity Bond Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (7.4%)		Rate (+)	Date	Value

43,082,700	Thrivent Financial Securities Lending Trust		5.320%	N/A	$43,082,700

	Total Collateral Held for Securities Loaned
	(cost $43,082,700)				43,082,700

Shares or
Principal			Interest	Maturity
Amount	Short-Term Investments (2.9%)		Rate (+)	Date	Value

$6,025,000	McCormick & Company		5.380%	10/2/2006	$6,023,199
10,815,666	Thrivent Money Market Portfolio		5.070	N/A	10,815,666

	Total Short-Term Investments (at amortized cost)				16,838,865

	Total Investments (cost $671,563,655) 114.4%				$669,222,503

	Other Assets and Liabilities, Net (14.4%)				(84,144,014)

	Total Net Assets 100.0%				$585,078,489

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

5-Yr. U.S. Treasury Bond Futures	(210)	December 2006	$(22,084,980)	$(22,158,282)	$(73,302)
10-Yr. U.S. Treasury Bond Futures	(100)	December 2006	$(10,737,981)	$(10,806,250)	$(68,269)

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

∞ Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

Ω Denotes investments purchased on a when-issued basis.

± Designated as cover for long settling trades.

є At September 29, 2006, $964,248 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $34,117,008 of investments were earmarked as collateral to cover open financial futures contracts.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$864,916
Gross unrealized depreciation	(3,206,068)

Net unrealized appreciation (depreciation)	($2,341,152)
Cost for federal income tax purposes	$671,563,655

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

144

Mortgage Securities Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (143.8%)	Rate	Date	Value

Asset-Backed Securities (38.2%)
$2,000,000	Americredit Automobile Receivables Trust ±∞є~	5.410%	10/6/2006	$2,000,704
1,275,391	Countrywide Asset-Backed Certificates ±∞	5.410	10/25/2006	1,275,107
2,000,000	Credit Based Asset Servicing
	and Securitization, LLC ±∞~	5.440	10/25/2006	2,000,282
688,670	FBR Securitization Trust, LLC ±∞	5.450	10/25/2006	688,734
982,389	First Franklin Mortgage Loan
	Asset-Backed Certificates ±∞	5.430	10/25/2006	982,572
1,737,266	First Horizon ABS Trust ±∞	5.490	10/25/2006	1,737,285
1,000,000	First National Master Note Trust ±∞	5.440	10/15/2006	1,000,170
1,500,000	Ford Credit Floor Plan Master Owner Trust ±∞	5.510	10/15/2006	1,500,828
2,000,000	GMAC Mortgage Corporation Loan Trust ±∞	5.420	10/25/2006	2,000,292
1,244,345	Master Asset-Backed Securities Trust ±∞	5.410	10/25/2006	1,244,620
1,000,000	MBNA Credit Card Master Note Trust ±∞	5.440	10/15/2006	1,002,755
2,000,000	Navistar Financial Corporation ±∞	5.530	10/25/2006	2,002,868
300,583	New Century Home Equity Loan Trust ±∞	5.720	10/25/2006	300,842
1,022,678	SLM Student Loan Trust ±∞	5.495	10/25/2006	1,023,013
2,000,000	Textron Financial Floorplan Master Note Trust ±∞~	5.450	10/13/2006	2,003,787
2,000,000	Volkswagen Auto Lease Trust ±∞	5.430	10/20/2006	2,000,562

	Total Asset-Backed Securities			22,764,421

Commercial Mortgage-Backed Securities (22.5%)
903,999	Banc of America Mortgage Securities, Inc. ±	4.820	9/25/2035	890,754
1,000,000	Citigroup Commercial Mortgage Trust ±	4.860	5/15/2043	967,196
629,590	Commercial Mortgage Pass-Through Certificates ±∞	5.430	10/15/2006	629,663
506,504	Credit Suisse First Boston Mortgage
	Securities Corporation ±∞	5.530	10/15/2006	506,666
283,343	Credit Suisse First Boston Mortgage
	Securities Corporation ±∞	5.700	10/25/2006	283,718
126,756	Greenwich Capital Commercial
	Funding Corporation ±∞	5.510	10/5/2006	126,813
1,139,777	Impac CMB Trust ±∞	5.590	10/25/2006	1,139,556
2,000,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation ±	5.038	3/15/2046	1,958,232
1,000,000	LB-UBS Commercial Mortgage Trust ±	4.553	7/15/2030	982,153
1,226,307	Merrill Lynch Mortgage Investors, Inc. ±	4.889	6/25/2035	1,213,356
758,511	MLCC Mortgage Investors, Inc. ±∞	5.660	10/25/2006	759,487
1,996,205	National Collegiate Student Loan Trust∞є	5.400	10/25/2006	1,996,963
1,966,580	Thornburg Mortgage Securities Trust ±∞	5.420	10/25/2006	1,960,977

	Total Commercial Mortgage-Backed Securities			13,415,534

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

145

Mortgage Securities Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Principal			Interest	Maturity
Amount Long-Term Fixed Income (143.8%)			Rate	Date	Value

Mortgage-Backed Securities (81.1%)

$15,000,000	Federal Home Loan Mortgage Corporation Gold
	15-Yr. Pass Through Ω		5.500%	10/1/2021	$14,985,930

23,500,000	Federal National Mortgage	Association Conventional
	30-Yr. Pass Through Ω		5.500	10/1/2036	23,147,500

10,000,000	Federal National Mortgage	Association Conventional
	30-Yr. Pass Through Ω		6.500	10/1/2036	10,181,250

		Total Mortgage-Backed Securities			48,314,680

U.S. Government (2.0%)
100,000	U.S. Treasury Notes ±є		4.875	4/30/2011	101,113
1,079,380	U.S. Treasury Notes ±		2.000	7/15/2014	1,057,877

		Total U.S. Government			1,158,990

		Total Long-Term Fixed Income (cost $85,639,943)			85,653,625

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

146

Mortgage Securities Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (37.2%)	Rate (+)	Date	Value

$611,000	Falcon Asset Securitization Corporation ~	5.300%	10/5/2006	$610,550
900,000	Falcon Asset Securitization Corporation ±	5.270	10/10/2006	898,682
1,000,000	Fountain Square Commercial Funding Corporation ~	5.270	10/10/2006	998,536
2,500,000	Galaxy Funding, Inc. ±	5.260	10/10/2006	2,496,347
2,500,000	GOVCO, Inc.	5.300	10/18/2006	2,493,375
2,095,000	Old Line Funding, LLC	5.350	10/2/2006	2,094,377
2,000,000	Park Avenue Receivables Corporation ±	5.260	10/20/2006	1,994,156
499,000	Preferred Receivables Funding Corporation ±	5.280	10/13/2006	498,049
2,400,000	Preferred Receivables Funding Corporation ±	5.260	10/27/2006	2,390,532
500,000	Sheffield Receivables Corporation ±~	5.270	10/6/2006	499,561
600,000	Stadshypotek Delaware, Inc.~	5.300	11/13/2006	596,113
1,000,000	Thames Asset Global Securitization, Inc. ±	5.280	10/12/2006	998,240
817	Thrivent Money Market Portfolio	5.070	N/A	817
660,000	UBS Finance Corporation ±	5.300	10/26/2006	657,474
2,470,000	Windmill Funding Corporation ±	5.270	10/10/2006	2,466,384
2,500,000	Yorktown Capital ±	5.270	10/27/2006	2,490,119

	Total Short-Term Investments (at amortized cost)			22,183,312

	Total Investments (cost $107,823,255) 181.0%			$107,836,937

	Other Assets and Liabilities, Net (81.0%)			(48,251,934)

	Total Net Assets 100.0%			$59,585,003

	Number of		Notional
	Contracts	Expiration	Principal			Unrealized
Futures	Long/(Short)	Date	Amount		Value	Gain/(Loss)

10-Yr. U.S. Treasury Bond Futures	20	December 2006	$2,141,925	$2,161,250		$19,325

	Number of	Exercise	Expiration		Unrealized
Call Options	Contracts	Price	Date	Value	Gain/(Loss)

FNMA Conventional 30-Yr. Pass Through	1	$97.97	October 2006 $(18,984) $(9,141)
FNMA Conventional 30-Yr. Pass Through	1	$98.05	October 2006	$(5,547)	$(2,656)

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

∞ Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

Ω Denotes investments purchased on a when-issued basis.

± Designated as cover for long settling trades.

є At September 29, 2006, $101,113 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $2,180,027 of investments were earmarked as collateral to cover open financial futures contracts.

~ All or a portion of the security was earmarked as collateral to cover options.

Gross unrealized appreciation and depreciation of investments were as follows:
Gross unrealized appreciation	$102,701
Gross unrealized depreciation	(89,019)

Net unrealized appreciation (depreciation)	$13,682
Cost for federal income tax purposes	$107,823,255

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

147

	Money Market Portfolio
	Schedule of Investments as of September 29, 2006 (unaudited)
Principal			Maturity
Amount	Certificates of Deposit (1.4%)	Yield (+)	Date	Value

Banking — Domestic (0.8%)
$1,250,000	BNP Paribas Chicago	4.790%	12/27/2006	$1,250,000
470,000	Depfa Bank plc NY	4.515	10/17/2006	470,000
1,488,000	Dexia Bank NY	4.525	11/17/2006	1,487,666
1,250,000	Royal Bank of Canada NY	4.750	12/4/2006	1,250,000

	Total Banking — Domestic			4,457,666

Banking — Foreign (0.6%)
800,000	Deutsche Bank AG	5.000	2/12/2007	800,000
1,350,000	Deutsche Bank NY	5.510	8/31/2007	1,350,000
830,000	Svenska Handelsbanken NY	5.055	2/20/2007	830,000

	Total Banking — Foreign			2,980,000

	Total Certificates of Deposit			7,437,666

Principal			Maturity
Amount	Commercial Paper (74.6%)	Yield (+)	Date	Value

Asset-Backed Commercial Paper (0.6%)
$2,075,000	GOVCO, Inc.	5.300%	10/25/2006	$2,067,363
1,000,000	GOVCO, Inc.	5.260	11/21/2006	992,402

	Total Asset-Backed Commercial Paper			3,059,765

Banking — Domestic (11.5%)
7,800,000	Acts Retirement — Life Communities, Inc.	5.300	11/7/2006	7,756,363
3,250,000	Bank of America Corporation	5.320	10/27/2006	3,237,032
1,160,000	Barclays Bank plc NY	5.200	4/3/2007	1,160,000
9,300,000	Blue Spice, LLC	5.270	10/25/2006	9,265,965
9,300,000	Depfa Bank plc NY	5.350	11/30/2006	9,300,000
2,000,000	River Fuel Company No. 2, Inc.	5.270	10/30/2006	1,991,217
6,970,000	River Fuel Company No. 2, Inc.	5.250	1/31/2007	6,844,976
6,000,000	Society of New York	5.280	11/1/2006	5,971,840
5,231,000	Stadshypotek Delaware, Inc.	5.270	11/16/2006	5,195,009
9,300,000	Stadshypotek Delaware, Inc.	5.270	11/27/2006	9,221,038
1,580,000	UBS Finance Corporation	5.270	11/16/2006	1,569,129

	Total Banking — Domestic			61,512,569

Banking — Foreign (0.9%)
850,000	Deutsche Bank AG	5.120	3/27/2007	850,000
1,200,000	HBOS Treasury Services plc	5.300	11/22/2006	1,190,637
2,750,000	HBOS Treasury Services plc	5.270	12/8/2006	2,722,223

	Total Banking — Foreign			4,762,860

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

148

Money Market Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Principal			Maturity
Amount Commercial Paper (74.6%)		Yield (+)	Date	Value

Consumer Cyclical (3.6%)
$6,200,000	Golden Funding Corporation	5.275%	11/13/2006	$6,160,027
4,810,000	Golden Funding Corporation	5.280	11/27/2006	4,769,083
8,326,000	Golden Funding Corporation	5.270	12/13/2006	8,235,806

	Total Consumer Cyclical			19,164,916

Consumer Non-Cyclical (2.2%)
6,220,000	Louis Drey (BAR)	5.270	10/18/2006	6,203,610
4,725,000	Nestle Capital Corporation	5.275	7/18/2007	4,523,528
930,000	Nestle Capital Corporation	5.225	8/10/2007	887,617

	Total Consumer Non-Cyclical			11,614,755

Education (11.7%)
7,455,000	Duke University	5.450	12/1/2006	7,385,025
4,907,000	Duke University	5.560	12/6/2006	4,856,224
6,975,000	Northwestern University	5.320	11/1/2006	6,942,139
14,360,000	Northwestern University	5.510	12/6/2006	14,213,470
4,360,000	Northwestern University	5.350	1/5/2007	4,297,149
4,700,000	University of Washington	5.251	4/3/2007	4,700,000
1,550,000	Yale University	5.300	11/1/2006	1,542,697
3,030,000	Yale University	5.440	12/4/2006	3,000,425
15,750,000	Yale University	5.510	12/6/2006	15,588,482

	Total Education			62,525,611

Finance (34.2%)
2,850,000	Amsterdam Funding Corporation	5.270	10/5/2006	2,847,914
1,550,000	Amsterdam Funding Corporation	5.320	10/10/2006	1,547,731
3,100,000	Amsterdam Funding Corporation	5.270	10/30/2006	3,086,386
9,300,000	Aspen Funding Corporation	5.270	12/19/2006	9,191,087
8,365,000	Bryant Park Funding, LLC	5.270	12/15/2006	8,271,935
3,180,000	Bryant Park Funding, LLC	5.250	12/26/2006	3,139,654
9,290,000	Chariot Funding, LLC	5.270	10/13/2006	9,272,321
1,648,000	Chariot Funding, LLC	5.300	10/30/2006	1,640,721
1,180,000	Corporate Receivables Corporation Funding, LLC	5.270	11/3/2006	1,174,127
7,750,000	Corporate Receivables Corporation Funding, LLC	5.280	11/21/2006	7,690,893
2,490,000	Edison Asset Securitization, LLC	5.230	3/14/2007	2,430,313
4,678,000	Fountain Square Commercial Funding Corporation	5.410	10/16/2006	4,666,752
6,200,000	Fountain Square Commercial Funding Corporation	5.280	12/18/2006	6,128,163
3,100,000	Galaxy Funding, Inc.	5.330	11/6/2006	3,083,018
2,640,000	Galaxy Funding, Inc.	5.270	12/19/2006	2,609,083
1,024,000	General Electric Capital Corporation	4.630	10/24/2006	1,020,840
450,000	Goldman Sachs Group, Inc.	7.200	11/1/2006	450,840
1,530,000	Grampian Funding, LLC	5.090	11/1/2006	1,523,077
2,460,000	Grampian Funding, LLC	5.150	11/17/2006	2,443,108
1,575,000	Grampian Funding, LLC	5.380	12/18/2006	1,556,405
4,700,000	Grampian Funding, LLC	5.230	2/2/2007	4,614,649
4,800,000	Greyhawk Funding, LLC	5.450	10/2/2006	4,798,547

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

149

Money Market Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Principal			Maturity
Amount Commercial Paper (74.6%)		Yield (+)	Date	Value

Finance — continued
$4,000,000	Greyhawk Funding, LLC	5.260%	10/27/2006	$3,984,220
9,300,000	Liberty Harbour CDO, Inc.	5.290	10/6/2006	9,291,800
9,300,000	Nieuw Amsterdam Receivables	5.270	10/18/2006	9,275,495
6,300,000	Nieuw Amsterdam Receivables	5.270	11/10/2006	6,262,188
1,480,000	Nieuw Amsterdam Receivables	5.280	11/27/2006	1,467,410
800,000	Nieuw Amsterdam Receivables	5.270	12/19/2006	790,631
6,470,000	Old Line Funding Corporation	5.270	10/16/2006	6,454,846
3,000,000	Paradigm Funding, LLC	5.270	10/13/2006	2,994,291
2,950,000	Paradigm Funding, LLC	5.270	10/19/2006	2,941,795
3,140,000	Paradigm Funding, LLC	5.230	1/31/2007	3,083,891
4,030,000	Private Export Funding Corporation	5.430	10/12/2006	4,022,706
9,290,000	Solitaire Funding, LLC	5.270	10/13/2006	9,272,321
6,250,000	Solitaire Funding, LLC	5.280	12/1/2006	6,193,167
3,100,000	Solitaire Funding, LLC	5.250	2/22/2007	3,034,448
5,900,000	Thames Asset Global Securitization, Inc.	5.270	10/6/2006	5,894,818
1,550,000	Thames Asset Global Securitization, Inc.	5.270	11/27/2006	1,536,840
3,115,000	Three Pillars, Inc.	5.140	11/27/2006	3,089,204
7,760,000	Thunder Bay Funding, Inc.	5.280	10/17/2006	7,740,652
6,333,000	Thunder Bay Funding, Inc.	5.270	10/25/2006	6,309,823
3,100,000	Thunder Bay Funding, Inc.	5.270	11/9/2006	3,081,848
2,170,000	Windmill Funding Corporation	5.280	10/26/2006	2,161,741

	Total Finance			182,071,699

Insurance (4.8%)
1,570,000	Aquinas Funding, LLC	5.130	11/22/2006	1,558,142
2,480,000	Aquinas Funding, LLC	5.350	12/15/2006	2,451,990
1,875,000	Aquinas Funding, LLC	5.450	12/26/2006	1,850,304
4,700,000	Aquinas Funding, LLC	5.250	12/27/2006	4,639,683
6,300,000	Curzon Funding, LLC	5.380	11/3/2006	6,267,989
2,170,000	Curzon Funding, LLC	5.270	11/15/2006	2,155,387
5,600,000	Nyala Funding, LLC	5.310	11/15/2006	5,562,004
1,330,000	Swiss Reinsurance Company	4.635	10/20/2006	1,326,576

	Total Insurance			25,812,075

U.S. Municipal (5.1%)
12,242,000	Alaska Housing Financing Corporation	5.310	11/7/2006	12,173,387
3,590,000	Alaska Housing Financing Corporation	5.340	12/1/2006	3,556,984
9,345,000	Alaska Housing Financing Corporation	5.340	12/4/2006	9,254,896
2,360,000	State of Michigan Industry Regional Authority	5.140	10/11/2006	2,360,000

	Total U.S. Municipal			27,345,267

	Total Commercial Paper			397,869,517

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

150

Money Market Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

			Maturity
Shares	Other (<0.1%)	Yield (+)	Date	Value

5,000	Barclays Prime Money Market Fund	5.270%	N/A	$5,000

	Total Other			5,000

Principal			Maturity
Amount	Public Corporate (1.0%)	Yield (+)	Date	Value

Banking — Domestic (0.7%)
$1,000,000	HSBC USA, Inc.	7.000%	11/1/2006	$1,001,774
2,710,000	J.P. Morgan Chase & Company	3.125	12/11/2006	2,701,356

	Total Banking — Domestic			3,703,130

Finance (0.3%)
1,460,000	General Electric Capital Corporation	5.375	3/15/2007	1,461,268

	Total Finance			1,461,268

	Total Public Corporate			5,164,398

Principal			Maturity
Amount	U.S. Government (0.1%)	Yield (+)	Date	Value

$530,000	Federal Home Loan Mortgage Corporation	4.875%	2/26/2007	$530,000

	Total U.S. Government			530,000

Principal			Maturity
Amount	Variable Rate Notes (22.4%) (`)	Yield (+)	Date	Value

Banking — Domestic (7.5%)
$3,250,000	Bank of New York Company, Inc.	5.320%	10/10/2006	$3,250,000
2,600,000	Bank of New York Company, Inc.	5.386	10/27/2006	2,600,668
7,750,000	BNP Paribas NY	5.268	10/4/2006	7,749,969
6,500,000	Fifth Third Bancorp	5.310	10/23/2006	6,500,000
3,250,000	HSBC USA, Inc.	5.310	10/16/2006	3,250,000
6,700,000	Royal Bank of Canada NY	5.300	11/1/2006	6,700,000
5,775,000	Wells Fargo & Company	5.340	10/16/2006	5,775,000
4,136,000	Wells Fargo & Company	5.290	11/3/2006	4,140,990

	Total Banking — Domestic			39,966,627

Banking — Foreign (3.3%)
3,440,000	Bank of Ireland	5.300	10/20/2006	3,440,000
4,050,000	BNP Paribas SA	5.296	10/26/2006	4,050,000
6,000,000	DNB NOR ASA	5.320	10/25/2006	6,000,000
4,000,000	Royal Bank of Scotland plc	5.320	10/23/2006	4,000,000

	Total Banking — Foreign			17,490,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

151

Money Market Portfolio

Schedule of Investments as of September 29, 2006 (unaudited)

Principal			Maturity
Amount	Variable Rate Notes (22.4%) (∞)	Yield (+)	Date	Value

Brokerage (1.7%)
$4,000,000	Merrill Lynch & Company, Inc.	5.580%	10/11/2006	$4,002,800
5,000,000	Merrill Lynch & Company, Inc.	5.310	10/24/2006	5,000,000

	Total Brokerage			9,002,800

Consumer Cyclical (0.9%)
5,000,000	American Honda Finance Corporation	5.410	10/4/2006	5,001,639

	Total Consumer Cyclical			5,001,639

Finance (5.1%)
1,860,000	HSBC Finance Corporation	5.440	12/1/2006	1,860,843
3,030,000	Kordsa, Inc.	5.350	10/5/2006	3,030,000
3,000,000	NGSP, Inc.	5.330	10/5/2006	3,000,000
9,900,000	Union Hamilton Special Funding, LLC	5.390	12/21/2006	9,900,000
9,400,000	Union Hamilton Special Funding, LLC	5.364	12/28/2006	9,400,000

	Total Finance			27,190,843

Insurance (2.2%)
5,675,000	Allstate Life Global Funding II	5.380	10/10/2006	5,675,000
5,775,000	Allstate Life Global Funding II	5.370	10/16/2006	5,775,000

	Total Insurance			11,450,000

U.S. Municipal (1.7%)
2,300,000	Illinois Student Assistance Commission
	Student Loan Revenue Bonds	5.320	10/4/2006	2,300,000
3,900,000	Michigan State Housing Development
	Authority Revenue Bonds (Series D)	5.390	10/5/2006	3,900,000
3,000,000	Ohio State Air Quality Development Authority
	Revenue Bonds (Columbus and Southern) (Series B)	5.390	10/4/2006	3,000,000

	Total U.S. Municipal			9,200,000

	Total Variable Rate Notes			119,301,909

	Total Investments (at amortized cost) 99.5%			$530,308,490

	Other Assets and Liabilities, Net 0.5%			2,408,629

	Total Net Assets 100.0%			$532,717,119

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

∞ Denotes variable rate obligations for which the current yield and next scheduled reset date are shown. The cost for federal income tax purposes is $530,308,490

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

152

THRIVENT SERIES FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
September 29, 2006 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments — Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Portfolios other than the Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio and adviser follow procedures necessary to maintain a constant net asset value of $1.00 per share. Mutual Funds are valued at their net asset value at the close of each business day.

All securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Directors.

Fair Valuation of International Securities — As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Directors has authorized the Fund’s investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Directors.

Options — All Portfolios except the Money Market Portfolio may buy put and call options and write covered put and call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts — Certain Portfolios may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in Options and Futures Contracts — The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Portfolio’s hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction, which could result in additional losses to the Portfolio.

Investments in High-Yielding Securities — The High Yield Portfolio and Diversified Income Plus Portfolio invest primarily in high-yielding fixed-income securities. Each of the other Portfolios except the Money Market Portfolio may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

153

Item 2. Controls and Procedures

(a)(i) Registrant's President and Treasurer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant's President and Treasurer are aware of no change in registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: November 27, 2006	THRIVENT SERIES FUND, INC.

By: /s/ Pamela J. Moret

Pamela J. Moret
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 27, 2006	By: /s/ Pamela J. Moret

Pamela J. Moret
President

Date: November 27, 2006	By: /s/ Gerard V. Vaillancourt

Gerard V. Vaillancourt
Treasurer